UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05954

The Charles Schwab Family of Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

The Charles Schwab Family of Funds

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2016

Item 1: Report(s) to Shareholders.

Annual Report  |  December 31, 2016
Schwab Advisor Cash Reserves®

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).
1
Schwab Advisor Cash Reserves  |  Annual Report

Schwab Advisor Cash Reserves
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
fund covered in this report.
Dear Shareholder,
At this time of the year, many of us set personal intentions and make resolutions for the New Year. Along those same lines, at Charles Schwab Investment Management, we also look to the year ahead and at ways we can continue to help you achieve your financial goals. In 2017, we intend to keep making your investing experience with us as positive and transparent as we can, continuing to put you, our investors, first.
The 12-months ended December 31, 2016, brought some notable changes to most money market funds. Final implementation of Money Market Fund Reform went into effect in October, causing uncertainty in much of the industry. Then, in December, the Federal Reserve raised interest rates for the first time in a year, resulting in rising yields for many money market funds.
Money market funds remain in the spotlight amid expectations for further rate increases in the coming year. Generally, the search for places to put savings—either temporarily or as part of a permanent cash allocation—has led investors to opt for the highest-yielding option. But we believe it’s important to remember that yield is only one facet of owning such investments. Schwab Advisor Cash Reserves (the fund) is designed to offer investors stability of capital and liquidity, along with yield. Our investment risk team regularly conducts tests to evaluate the impact of various factors on fund holdings, including increases and decreases in short-term rates, widening of credit spreads, downgrades and defaults of issuers, fund cash flow, and shareholder activity. The fund’s portfolio managers may adjust the investment holdings as a result of these findings, for example, by shortening or lengthening the average maturity of the assets in the fund’s portfolio.
We also work hard to give you the best online investor experience we can, providing access to industry insights, fund performance, and much more. Earlier this year, we further bolstered our online resources for the Schwab Money Funds. Our website includes information on the daily and weekly liquid assets, net inflows and outflows for the funds, and the current NAV and market-based NAV per share. These reporting and disclosure changes are intended to provide additional information and transparency, so that you can better track your investments.
Within the Schwab Money Funds lineup, there are several different options for investors to choose from, including Schwab Purchased Money Funds. The Schwab Purchased Money Funds are designed to offer a number of notable benefits, including capital preservation for existing or upcoming obligations or to reduce the risk of an investor’s portfolio, and investment options for both retail and institutional accounts. If an investor is able to meet fund minimums and is willing to buy and sell positions to manage his/her cash investments, the Schwab Purchased Money Funds could be a great option for an investor’s portfolio.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the fund, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ Money market funds remain in the spotlight amid expectations for further rate increases in the coming year.”
2
Schwab Advisor Cash Reserves  |  Annual Report

Schwab Advisor Cash Reserves
The Investment Environment

Over the reporting period ended December 31, 2016, yields on taxable money market funds generally remained low as the Federal Reserve (Fed) left the federal funds rate unchanged for most of 2016. Slowing global growth and inconsistent U.S. economic data contributed to the Fed’s decision to hold short-term interest rates steady through November, as did spikes in volatility tied to the United Kingdom’s decision in June to leave the European Union (Brexit) and the U.S. presidential election. However, as the U.S. economy began to pick up and show signs of lasting stability, the Fed unanimously voted to raise rates at its last meeting of the year in December. Yields on short-term securities rose soon after, including the yields on many taxable money market funds.
Outside the U.S., many countries continued to face weak economic growth and inflation below targeted levels. In response, central banks in both Asia and Europe took steps to stimulate their respective economies, and maintained or increased accommodative monetary policy measures. Early in the reporting period, the European Central Bank (ECB) expanded its quantitative easing program and launched a program that provides cheap funding to European banks, while also maintaining a negative overnight deposit facility rate. At the end of the year, the ECB announced that it would cut the amount of bonds it was purchasing, but would extend the bond buying program through December of 2017. In Asia, the Bank of Japan launched negative interest rates in February to encourage lending, and later in the reporting period introduced yield curve management as a policy tool, targeting interest rates on government bonds to achieve its inflation goal. Facing slowing growth, the People’s Bank of China (PBOC) lowered the reserve requirement for banks which increased the funds available for banks to make loans. The PBOC also flooded the economy with credit during the reporting period, hoping to further encourage financial institutions to increase lending.
Overall, yields on U.S. Treasuries remained low for much of 2016 and did not increase until the end of the reporting period. Short-term rates, which are directly influenced by Fed policy, rose as expectations for a December Fed rate hike increased. Longer-term yields, which are generally driven by growth and inflation expectations, rose in the second half of 2016 and climbed further following the unexpected outcome of the U.S. presidential election. The yields on many international government-backed securities also remained lower than those in the U.S., with some in negative territory, further increasing the appeal of U.S. Treasuries.
Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs or expenses, and you cannot invest in them directly. For index definitions, please see the Glossary.
Management views may have changed since the report date.
Past performance cannot guarantee future results
3
Schwab Advisor Cash Reserves  |  Annual Report

Schwab Advisor Cash Reserves
Fund Management

Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Michael Lin, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.
4
Schwab Advisor Cash Reserves  |  Annual Report

Schwab Advisor Cash Reserves
Performance and Fund Facts as of 12/31/16

Schwab Advisor Cash Reserves (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable- and floating-rate debt securities, and obligations issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
As yields on money market securities remained historically low, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the 12-month reporting period ended December 31, 2016, to help the fund maintain a positive net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. For the 12-month reporting period ended December 31, 2016, many global markets experienced bouts of heightened volatility. Early in the year, concerns surrounding China’s decelerating economy and sharp fluctuations in the price of oil contributed to market uncertainty, while the United Kingdom’s vote to leave the European Union (Brexit) and the U.S. presidential election added to volatility later in the reporting period. Throughout the year, speculation around the timing of another short-term interest rate increase by the Federal Reserve (Fed) caused investor uncertainty and played a role in market movements. The Fed left the federal funds rate unchanged for most of 2016, only raising it at the Fed’s last meeting of the year in December. The increase in short-term interest rates was expected, and most markets remained orderly as a result.
The implementation of Money Market Fund Reform played a key role in the steepness of the prime money market yield curve over the reporting period, as well as in the large outflows and inflows that the money market fund industry experienced in the months prior to final implementation. During the 12-month reporting period, the industry saw an approximate $1 trillion shift in assets from prime money market funds to government money market funds, most of which took place in June through October. The shift in assets went very smoothly, in large part due to the Fed’s Reverse Repurchase Facility providing much needed supply for the government money market funds.
As investors shifted assets from prime money market funds to government money market funds, spreads widened between these two types of securities. Due to this shift in investor demand, yields on prime securities rose while yields on government securities declined.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. Rates on short-term securities fluctuated during the period, largely driven by the impact of Money Market Fund Reform implementation as well as the uncertainty surrounding future Fed interest rate hikes. In this environment, the weighted average maturity (WAM) of the fund started the reporting period at 36 days and ended at 47 days.

Portfolio Composition By Maturity % of Investments1
Portfolio Composition by Security Type % of Investments

Statistics
Weighted Average Maturity[2]	47 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
5
Schwab Advisor Cash Reserves  |  Annual Report

Schwab Advisor Cash Reserves
Performance and Fund Facts as of 12/31/16 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Advisor Cash Reserves
	Sweep Shares	Premier Sweep Shares
Ticker Symbol	SWQXX	SWZXX
Minimum Initial Investment	*	*
Seven-Day Yield (with waivers)[1]	0.35%	0.42%
Seven-Day Yield (without waivers)[1]	0.25%	0.25%
Seven-Day Effective Yield (with waivers)[1]	0.35%	0.42%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
6
Schwab Advisor Cash Reserves  |  Annual Report

Schwab Advisor Cash Reserves
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2016 and held through December 31, 2016.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 7/1/16	Ending Account Value (Net of Expenses) at 12/31/16	Expenses Paid During Period[2] 7/1/16–12/31/16
Schwab Advisor Cash Reserves
Sweep Shares
Actual Return	0.62%	$1,000.00	$1,000.80	$3.12
Hypothetical 5% Return	0.62%	$1,000.00	$1,021.98	$3.15
Premier Sweep Shares
Actual Return	0.55%	$1,000.00	$1,001.20	$2.77
Hypothetical 5% Return	0.55%	$1,000.00	$1,022.33	$2.80

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period. This ratio does not include certain non-routine expenses.
[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.
7
Schwab Advisor Cash Reserves  |  Annual Report

Schwab Advisor Cash Reserves
Financial Statements
Financial Highlights
Sweep Shares	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	—	—	—	—
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.09%	0.01%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.59% [3]	0.28% [3]	0.21% [3]	0.25% [3]	0.28% [3],[4]
Gross operating expenses	0.72%	0.72%	0.72%	0.72%	0.72% [4]
Net investment income (loss)	0.08%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$4,484	$5,206	$6,027	$6,134	$6,207

Premier Sweep Shares	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	—	—	—	—
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	0.13%	0.01%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.55% [3]	0.28% [3]	0.21% [3]	0.25% [3]	0.28% [3],[4]
Gross operating expenses	0.72%	0.72%	0.72%	0.72%	0.72% [4]
Net investment income (loss)	0.11%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$12,338	$18,223	$17,952	$17,525	$17,575
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
4
The ratio of gross operating expenses would have been 0.73%, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.
8
Schwab Advisor Cash Reserves  |  Annual Report
See financial notes

Schwab Advisor Cash Reserves
Portfolio Holdings as of December 31, 2016

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
62.1%	Fixed-Rate Obligations	10,452,160,069	10,452,160,069
14.3%	Variable-Rate Obligations	2,399,831,118	2,399,831,118
23.5%	Repurchase Agreements	3,957,005,893	3,957,005,893
99.9%	Total Investments	16,808,997,080	16,808,997,080
0.1%	Other Assets and Liabilities, Net		13,428,886
100.0%	Net Assets		16,822,425,966

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 62.1% of net assets
Asset-Backed Commercial Paper 13.9%
ATLANTIC ASSET SECURITIZATION LLC	a,b	1.06%		03/09/17	28,000,000	27,944,762
BARTON CAPITAL SA	a,b	0.75%		01/09/17	4,500,000	4,499,250
	a,b	1.05%		03/06/17	47,000,000	46,912,267
BEDFORD ROW FUNDING CORP	a,b	1.26%		03/20/17	5,000,000	4,986,458
	a,b	1.16%		04/05/17	31,000,000	30,906,914
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	0.85%		01/03/17	16,000,000	15,999,244
	a,b	1.10%		01/09/17	66,000,000	65,983,867
CAFCO LLC	a,b	0.95%		03/15/17	2,000,000	1,996,147
	a,b	1.00%		03/28/17	30,000,000	29,928,333
	a,b	1.21%		06/07/17	60,000,000	59,686,000
CHARTA LLC	a,b	0.95%		03/14/17	85,000,000	84,838,500
	a,b	1.06%		03/21/17	27,000,000	26,937,195
	a,b	1.21%		06/07/17	50,000,000	49,738,333
	a,b	1.26%		06/12/17	6,000,000	5,966,250
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	1.26%		04/12/17	123,000,000	122,568,646
	a	1.22%		04/26/17	1,000,000	996,135
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.00%		03/13/17	100,000,000	99,802,778
	a,b	1.21%		04/19/17	4,000,000	3,985,600
	a,b	1.24%		04/25/17	59,000,000	58,770,195
	a,b	1.31%		06/22/17	5,000,000	4,968,944
CRC FUNDING LLC	a,b	0.95%		03/10/17	5,000,000	4,991,028
	a,b	0.95%		03/14/17	30,000,000	29,943,000
9
Schwab Advisor Cash Reserves  |  Annual Report
See financial notes

Schwab Advisor Cash Reserves
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GOTHAM FUNDING CORP	a,b	0.80%		01/06/17	99,085,000	99,073,991
	a,b	0.80%		01/09/17	35,000,000	34,993,778
KELLS FUNDING LLC	a,b	1.04%		01/20/17	123,000,000	122,943,147
	a,b	1.04%		01/23/17	40,000,000	39,980,356
	a,b	0.98%		03/21/17	110,000,000	109,778,411
	a,b	0.98%		03/24/17	67,000,000	66,855,913
	a,b	1.04%		04/13/17	83,000,000	82,762,620
LMA AMERICAS LLC	a,b	1.04%		02/02/17	122,000,000	121,887,218
	a,b	0.90%		02/17/17	39,000,000	38,954,175
	a,b	1.08%		03/09/17	3,000,000	2,993,970
MANHATTAN ASSET FUNDING CO LLC	a,b	0.90%		03/01/17	40,000,000	39,941,000
METLIFE SHORT TERM FUNDING LLC	a,b	0.92%		01/03/17	29,000,000	28,998,518
	a,b	0.97%		01/24/17	69,000,000	68,957,239
	a,b	0.94%		02/13/17	20,000,000	19,977,544
	a,b	1.02%		03/20/17	44,000,000	43,902,760
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	1.16%		02/13/17	6,000,000	5,991,758
	a,b	1.23%		02/17/17	55,000,000	54,912,397
	a,b	0.99%		03/07/17	5,000,000	4,991,062
OLD LINE FUNDING LLC	a,b	0.85%		02/14/17	30,000,000	29,968,833
RIDGEFIELD FUNDING COMPANY LLC	a,b	1.05%		01/03/17	79,000,000	78,995,392
	a,b	1.05%		03/06/17	2,000,000	1,996,267
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.07%		01/17/17	44,000,000	43,979,076
	a,b	0.95%		02/15/17	1,000,000	998,812
	a,b	0.97%		02/21/17	12,000,000	11,983,510
	a,b	1.05%		03/08/17	173,000,000	172,666,975
	a,b	1.03%		03/13/17	16,000,000	15,967,498
THUNDER BAY FUNDING LLC	a,b	0.97%		03/10/17	101,000,000	100,814,946
VERSAILLES COMMERCIAL PAPER LLC	a,b	0.90%		01/17/17	9,000,000	8,996,400
VICTORY RECEIVABLES CORP	a,b	0.75%		01/04/17	20,000,000	19,998,750
	a,b	1.00%		01/05/17	79,000,000	78,991,222
						2,335,603,384
Financial Company Commercial Paper 4.1%
BPCE SA	b	0.88%		02/03/17	83,000,000	82,933,047
	b	0.90%		02/14/17	2,000,000	1,997,800
DNB BANK ASA	b	0.59%		01/10/17	90,000,000	89,986,837
HSBC USA INC	b	1.24%		04/06/17	5,000,000	4,983,705
	b	1.14%		05/01/17	74,000,000	73,721,267
	b	1.16%		05/15/17	35,000,000	34,850,181
ING US FUNDING LLC	a	1.22%		03/01/17	7,000,000	6,986,119
MACQUARIE BANK LTD	b	1.15%		03/17/17	2,000,000	1,995,208
NATIONWIDE BUILDING SOCIETY	b	0.90%		02/02/17	11,000,000	10,991,200
	b	0.91%		02/21/17	38,000,000	37,951,012
	b	0.93%		03/01/17	66,000,000	65,899,405
	b	0.99%		03/06/17	48,000,000	47,915,520
10
Schwab Advisor Cash Reserves  |  Annual Report
See financial notes

Schwab Advisor Cash Reserves
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
OVERSEA-CHINESE BANKING CORPORATION LTD	b	1.10%		05/15/17	20,000,000	19,918,855
UNITED OVERSEAS BANK LTD	b	0.99%		02/17/17	1,000,000	998,707
	b	1.06%		04/03/17	48,000,000	47,869,973
	b	1.22%		04/06/17	59,000,000	58,811,610
	b	1.21%		04/13/17	38,000,000	37,870,800
WESTPAC BANKING CORP	b	1.06%		04/28/17	58,000,000	57,800,190
						683,481,436
Certificates of Deposit 36.1%
ABBEY NATIONAL TREASURY SERVICES PLC (STAMFORD BRANCH)	a	1.00%		01/03/17	97,000,000	97,000,000
	a	0.66%		01/05/17	71,000,000	71,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.15%		04/25/17	39,000,000	39,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		0.93%		02/01/17	53,000,000	53,000,000
		0.92%		02/03/17	48,000,000	48,000,000
		0.90%		02/16/17	58,000,000	58,000,000
		1.06%		03/20/17	31,000,000	31,000,000
		1.08%		03/20/17	9,000,000	9,000,000
		1.11%		04/17/17	66,000,000	66,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.25%		03/08/17	120,000,000	120,000,000
		1.24%		07/03/17	50,000,000	50,000,000
BANK OF THE WEST		0.71%		01/05/17	13,000,000	13,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.23%		02/24/17	47,000,000	47,000,000
		1.22%		02/27/17	119,000,000	119,000,000
		1.30%		04/24/17	82,000,000	82,000,000
		1.24%		05/22/17	1,000,000	1,000,000
		1.27%		05/26/17	42,000,000	42,000,000
		1.26%		06/05/17	3,000,000	3,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		1.05%		03/16/17	97,000,000	97,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		0.96%		02/01/17	99,000,000	99,000,000
		0.95%		03/08/17	15,000,000	15,000,000
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		1.23%		02/21/17	8,000,000	8,000,000
		1.27%		03/02/17	63,000,000	63,000,000
		1.27%		03/15/17	15,000,000	15,000,000
		1.27%		03/16/17	60,000,000	60,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.23%		02/21/17	170,000,000	170,000,000
		1.07%		05/16/17	113,000,000	113,000,000
CITIBANK NA (NEW YORK BRANCH)		0.90%		02/21/17	20,000,000	20,000,000
		1.07%		03/22/17	69,000,000	69,000,000
		1.06%		04/12/17	79,000,000	79,000,000
		1.12%		04/28/17	120,000,000	120,000,000
		1.22%		06/05/17	49,000,000	49,000,000
		1.18%		06/06/17	167,000,000	167,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		0.96%		01/09/17	180,000,000	180,000,000
		1.16%		03/29/17	65,000,000	65,000,000
11
Schwab Advisor Cash Reserves  |  Annual Report
See financial notes

Schwab Advisor Cash Reserves
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		1.16%		04/03/17	100,000,000	100,001,270
		1.19%		04/19/17	16,000,000	16,000,238
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		1.17%		02/10/17	154,000,000	154,000,000
		1.18%		02/21/17	184,000,000	184,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		0.90%		02/17/17	20,000,000	20,000,000
		0.92%		02/21/17	66,000,000	66,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		1.36%		05/08/17	15,000,000	15,000,000
		1.43%		05/22/17	30,000,000	30,000,000
		1.51%		06/16/17	93,000,000	93,000,000
DANSKE BANK A/S (LONDON BRANCH)		0.94%		03/07/17	91,000,000	91,000,820
		0.96%		03/17/17	73,000,000	73,000,758
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		0.95%		01/03/17	66,000,000	66,000,000
ING BANK NV (AMSTERDAM BRANCH)		1.24%		04/04/17	50,000,000	50,000,000
		1.22%		04/05/17	91,000,000	91,000,000
		1.27%		06/14/17	66,000,000	66,000,000
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		0.62%		01/06/17	84,000,000	84,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		0.68%		01/03/17	78,000,000	78,000,000
		0.93%		01/30/17	58,000,000	58,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		0.90%		02/22/17	46,000,000	46,000,000
		1.23%		02/27/17	1,000,000	1,000,000
		1.12%		04/03/17	115,000,000	115,000,000
		1.25%		04/17/17	93,000,000	93,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		0.70%		01/03/17	69,000,000	69,000,000
		0.90%		02/15/17	40,000,000	40,000,000
		0.95%		03/07/17	13,000,000	13,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		1.26%		07/05/17	130,000,000	130,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.25%		02/03/17	180,000,000	180,000,000
		1.25%		04/03/17	24,000,000	24,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		0.69%		01/04/17	175,000,000	175,000,000
		0.90%		02/07/17	38,000,000	38,000,000
		0.90%		02/17/17	7,000,000	7,000,000
		0.90%		02/27/17	33,000,000	33,000,000
SWEDBANK AB (NEW YORK BRANCH)		0.55%		01/06/17	252,000,000	252,000,000
TORONTO DOMINION BANK (LONDON BRANCH)		1.16%		02/13/17	100,000,000	100,000,594
		1.19%		02/23/17	240,500,000	240,501,759
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.01%		02/13/17	41,000,000	41,000,000
		0.93%		03/01/17	44,000,000	44,000,000
		0.95%		03/13/17	8,000,000	8,000,000
		0.97%		03/17/17	75,000,000	75,000,000
		1.08%		04/07/17	10,000,000	10,000,000
12
Schwab Advisor Cash Reserves  |  Annual Report
See financial notes

Schwab Advisor Cash Reserves
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
UBS AG (STAMFORD BRANCH)		1.19%		02/02/17	172,000,000	172,000,000
		1.27%		03/09/17	80,000,000	80,000,000
WELLS FARGO BANK NA		1.10%		05/01/17	246,000,000	246,000,000
		1.09%		05/12/17	117,000,000	117,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		1.05%		04/20/17	50,000,000	50,000,000
						6,072,505,439
Non-Financial Company Commercial Paper 2.7%
CAISSE DES DEPOTS ET CONSIGNATIONS	b	0.96%		03/02/17	80,000,000	79,872,000
DANAHER CORPORATION	b	0.72%		01/03/17	8,000,000	7,999,680
EXXON MOBIL CORP		0.57%		01/09/17	20,000,000	19,997,467
GE CAPITAL TREASURY SERVICES (US) LLC	a	0.64%		01/03/17	51,000,000	50,998,187
	a	0.60%		01/06/17	26,000,000	25,997,833
GENERAL ELECTRIC CO		0.60%		01/04/17	112,000,000	111,994,400
TOYOTA MOTOR CREDIT CORP		1.11%		05/31/17	150,000,000	149,312,500
		1.26%		07/10/17	15,500,000	15,397,743
						461,569,810
Non-Negotiable Time Deposits 4.7%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		0.61%		01/06/17	153,000,000	153,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.70%		01/04/17	123,000,000	123,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		0.51%		01/03/17	100,000,000	100,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		0.51%		01/03/17	211,000,000	211,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		0.67%		01/03/17	23,000,000	23,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		0.51%		01/03/17	99,000,000	99,000,000
SUNTRUST BANK (CAYMAN ISLANDS BRANCH)		0.53%		01/03/17	84,000,000	84,000,000
						793,000,000
Other Instruments 0.6%
BANK OF AMERICA NA		1.14%		04/17/17	41,000,000	41,000,000
		1.08%		05/11/17	65,000,000	65,000,000
						106,000,000
Total Fixed-Rate Obligations
(Cost $10,452,160,069)						10,452,160,069

13
Schwab Advisor Cash Reserves  |  Annual Report
See financial notes

Schwab Advisor Cash Reserves
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Obligations 14.3% of net assets
Asset-Backed Commercial Paper 0.5%
BEDFORD ROW FUNDING CORP	a,b	1.12%	01/09/17	04/07/17	25,000,000	25,000,000
OLD LINE FUNDING LLC	a,b	1.22%	01/09/17	02/08/17	50,000,000	50,000,000
						75,000,000
Financial Company Commercial Paper 0.3%
CANADIAN IMPERIAL BANK OF COMMERCE	b	1.21%	01/27/17	07/27/17	24,000,000	24,000,000
COMMONWEALTH BANK OF AUSTRALIA	b	1.27%	01/10/17	03/10/17	32,000,000	32,000,000
						56,000,000
Certificates of Deposit 8.6%
BANK OF MONTREAL (CHICAGO BRANCH)		0.96%	01/03/17	06/01/17	146,000,000	146,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.22%	01/10/17	02/10/17	132,000,000	132,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		0.97%	01/03/17	06/01/17	16,000,000	16,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.27%	01/09/17	06/08/17	10,000,000	10,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.58%	02/17/17	05/17/17	57,000,000	57,056,148
		1.35%	01/23/17	05/22/17	15,000,000	15,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		1.04%	01/04/17	05/04/17	82,000,000	82,000,000
STATE STREET BANK AND TRUST COMPANY		1.31%		01/25/17	198,000,000	198,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.44%	01/17/17	02/17/17	6,000,000	6,000,000
		1.20%	01/03/17	05/02/17	39,000,000	39,000,000
		1.34%	01/19/17	06/19/17	143,000,000	143,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.17%	01/03/17	02/01/17	82,000,000	82,000,000
WELLS FARGO BANK NA		1.07%	01/09/17	05/09/17	15,000,000	15,000,000
		1.30%	01/17/17	10/16/17	210,000,000	210,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		1.04%	03/06/17	06/05/17	91,000,000	91,000,000
		1.43%	03/27/17	09/27/17	210,000,000	210,000,000
						1,452,056,148
U.S. Treasury Debt 1.2%
UNITED STATES TREASURY		0.64%	01/03/17	01/31/17	85,000,000	84,999,971
		0.72%	01/03/17	10/31/17	120,000,000	119,999,999
						204,999,970
Variable Rate Demand Notes 2.9%
BRECKENRIDGE TERRACE, LLC
CO HOUSING FACILITIES REVENUE NOTES SERIES 1999B (LOC: BANK OF AMERICA NA)		0.86%		01/06/17	1,000,000	1,000,000
CALIFORNIA HEALTH FACILITIES FINANCING AUTH
RB (KAISER PERMANENTE) SERIES 2006C		0.69%		01/06/17	15,000,000	15,000,000
14
Schwab Advisor Cash Reserves  |  Annual Report
See financial notes

Schwab Advisor Cash Reserves
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CALIFORNIA MUNICIPAL FINANCE AUTH
REFUNDING RB (EXXONMOBIL) SERIES 2007		0.65%		01/03/17	5,105,000	5,105,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
RB (KAISER PERMANENTE) SERIES 2002B		0.69%		01/06/17	12,000,000	12,000,000
RB (KAISER PERMANENTE) SERIES 2002E		0.69%		01/06/17	19,000,000	19,000,000
RB SERIES 2003D		0.68%		01/06/17	8,000,000	8,000,000
RB SERIES 2008B		0.69%		01/06/17	28,000,000	28,000,000
EAGLE CNTY
RB (TARNES AT BC) SERIES 1999B (LOC: WELLS FARGO BANK NA)		0.86%		01/06/17	2,410,000	2,410,000
GFRE HOLDINGS, LLC
VARIABLE RATE DEMAND NOTES SERIES 2009A (LOC: FEDERAL HOME LOAN BANK OF CHICAGO)		0.76%		01/06/17	1,900,000	1,900,000
HOWARD UNIVERSITY
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)		0.83%		01/06/17	43,000,000	43,000,000
LINCOLN CNTY
POLLUTION CTRL REFUNDING RB (EXXONMOBIL) SERIES 2014		0.67%		01/03/17	11,000,000	11,000,000
MAINE STATE HOUSING AUTH
TAXABLE RB SERIES 2013G (LIQ: BARCLAYS BANK PLC)		0.83%		01/06/17	10,000,000	10,000,000
NEW YORK CITY
GO BONDS FISCAL 2010 SERIES G4 (LIQ: BARCLAYS BANK PLC)		0.75%		01/06/17	18,000,000	18,000,000
GO BONDS FISCAL 2014 SERIES D4 (LOC: TD BANK NA)		0.73%		01/03/17	18,400,000	18,400,000
NEW YORK STATE HFA
RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)		0.74%		01/06/17	6,000,000	6,000,000
NEW YORK STATE URBAN DEVELOPMENT CORP
STATE PERSONAL INCOME TAX RB SERIES 2004A3C (LIQ: JPMORGAN CHASE BANK NA)		0.72%		01/06/17	10,000,000	10,000,000
STATE PERSONAL INCOME TAX RB SERIES 2004A3D (LIQ: JPMORGAN CHASE BANK NA)		0.72%		01/06/17	10,000,000	10,000,000
NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 4 (LOC: BARCLAYS BANK PLC)	b	0.84%		01/06/17	25,000,000	25,000,000
NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 4 (LOC: ROYAL BANK OF CANADA)	b	0.84%		01/06/17	3,000,000	3,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 6 (LOC: CITIBANK NA)	b	0.86%		01/06/17	7,000,000	7,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 8 (LOC: BARCLAYS BANK PLC)	b	0.87%		01/06/17	5,200,000	5,200,000
NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: BARCLAYS BANK PLC)	b	0.88%		01/06/17	11,000,000	11,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: JPMORGAN CHASE BANK NA)	b	0.87%		01/06/17	18,400,000	18,400,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 2 (LOC: JPMORGAN CHASE BANK NA)	b	0.87%		01/06/17	14,000,000	14,000,000
15
Schwab Advisor Cash Reserves  |  Annual Report
See financial notes

Schwab Advisor Cash Reserves
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NUVEEN ENHANCED AMT-FREE MUNICIPAL CREDIT OPPORTUNITIES FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 2 (LOC: JPMORGAN CHASE BANK NA)	b	0.82%		01/06/17	36,000,000	36,000,000
NUVEEN QUALITY INCOME MUNICIPAL FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 3 (LOC: BARCLAYS BANK PLC)	b	0.88%		01/06/17	5,000,000	5,000,000
NUVEEN SELECT QUALITY MUNICIPAL FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 2 (LOC: BARCLAYS BANK PLC)	b	0.88%		01/06/17	15,000,000	15,000,000
TENDERFOOT SEASONAL HOUSING, LLC
TAXABLE NOTES SERIES 2000B (LOC: WELLS FARGO BANK NA)		0.86%		01/06/17	2,885,000	2,885,000
TEXAS
GO BONDS SERIES 2016 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.76%		01/06/17	24,475,000	24,475,000
UNIV HOSPITAL HEALTH SYSTEMS
TAXABLE HOSPITAL RB SERIES 2013C (LOC: BARCLAYS BANK PLC)		0.75%		01/06/17	30,000,000	30,000,000
UNIV OF TEXAS
FINANCING SYSTEM RB SERIES 2016G1		0.68%		01/06/17	20,000,000	20,000,000
FINANCING SYSTEM RB SERIES 2016G2		0.68%		01/06/17	5,000,000	5,000,000
WESTERN ASSET INTERMEDIATE MUNI FUND
VARIABLE RATE DEMAND PREFERRED STOCK SERIES 1 (LOC: CITIBANK NA)	b	0.86%		01/06/17	6,000,000	6,000,000
WESTERN ASSET MANAGED MUNICIPALS FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	0.86%		01/06/17	26,000,000	26,000,000
WESTERN ASSET MUNICIPAL PARTNERS FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	0.86%		01/06/17	4,000,000	4,000,000
						476,775,000
Other Instrument 0.8%
BANK OF AMERICA NA		1.06%	01/09/17	05/08/17	135,000,000	135,000,000
Total Variable-Rate Obligations
(Cost $2,399,831,118)						2,399,831,118
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 23.5% of net assets
U.S. Government Agency Repurchase Agreements* 2.5%
BANK OF NOVA SCOTIA
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Government Agency Securities valued at $40,172,232, 2.50% - 4.50%, due 07/01/28 - 12/01/46)		0.50%		01/03/17	39,002,167	39,000,000
16
Schwab Advisor Cash Reserves  |  Annual Report
See financial notes

Schwab Advisor Cash Reserves
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BNP PARIBAS SA
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $149,021,107, 0.00% - 8.00%, due 01/05/17 - 06/01/46)		0.50%		01/03/17	145,008,056	145,000,000
DEUTSCHE BANK SECURITIES INC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury Securities valued at $71,400,035, 1.13%, due 07/31/21)		0.51%		01/03/17	70,003,967	70,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Government Agency Securities valued at $24,720,000, 3.00%, due 12/15/39 - 11/15/40)		0.50%		01/03/17	24,001,333	24,000,000
MIZUHO SECURITIES USA INC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Government Agency Securities valued at $43,260,001, 3.00% - 3.50%, due 12/01/26 - 09/01/46)		0.50%		01/03/17	42,002,333	42,000,000
WELLS FARGO SECURITIES LLC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Government Agency Securities valued at $99,845,547, 3.00% - 6.50%, due 05/01/18 - 12/01/45)		0.50%		01/03/17	96,005,333	96,000,000
						416,000,000
U.S. Treasury Repurchase Agreements 14.8%
BARCLAYS CAPITAL INC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury Securities valued at $5,106,097, 0.00% - 1.25%, due 01/05/17 - 10/31/19)		0.50%		01/03/17	5,006,171	5,005,893
FEDERAL RESERVE BANK OF NEW YORK
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury Securities valued at $2,483,137,977, 3.13%, due 05/15/21 - 11/15/41)		0.50%		01/03/17	2,483,137,944	2,483,000,000
						2,488,005,893
Other Repurchase Agreements** 6.2%
BNP PARIBAS SA
Issued 12/28/16, repurchase date 01/04/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $173,677,688, 2.61% - 7.44%, due 10/17/24 - 12/24/33)		0.82%		01/04/17	151,024,076	151,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 12/28/16, repurchase date 01/04/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $49,454,522, 0.15% - 9.68%, due 07/02/26 - 09/15/40)	a	0.86%		01/04/17	43,007,191	43,000,000
17
Schwab Advisor Cash Reserves  |  Annual Report
See financial notes

Schwab Advisor Cash Reserves
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 09/07/16, repurchase date 03/07/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $372,602,220, 0.16% - 7.42%, due 03/11/21 - 03/15/59)	a,c	1.46%		03/07/17	326,378,340	324,000,000
JP MORGAN SECURITIES LLC
Issued 11/30/16, repurchase date 05/30/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $74,837,250, 0.00% - 6.50%, due 06/04/17 - 12/10/49)	c	1.40%		03/30/17	65,303,333	65,000,000
Issued 12/20/16, repurchase date 06/19/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $154,162,925, 0.00% - 6.65%, due 08/15/17 - 12/10/49)	c	1.47%		03/30/17	134,547,167	134,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 12/09/16, repurchase date 03/09/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $119,600,000, 0.00%, due 08/03/20 - 11/01/21)	c	1.19%		02/03/17	104,192,516	104,000,000
WELLS FARGO SECURITIES LLC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $13,801,242, 3.96% - 17.93%, due 07/26/35 - 12/25/52)		0.81%		01/03/17	12,001,080	12,000,000
Issued 12/27/16, repurchase date 01/03/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $97,765,586, 2.70% - 6.13%, due 03/20/22 - 04/26/55)		0.82%		01/03/17	85,013,553	85,000,000
Issued 12/28/16, repurchase date 01/04/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $48,307,702, 2.97% - 6.00%, due 09/26/35 - 09/17/57)		0.82%		01/04/17	42,006,697	42,000,000
Issued 12/29/16, repurchase date 01/05/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $49,457,885, 3.85% - 5.74%, due 10/20/25 - 01/17/59)		0.82%		01/05/17	43,006,856	43,000,000
18
Schwab Advisor Cash Reserves  |  Annual Report
See financial notes

Schwab Advisor Cash Reserves
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 11/01/16, repurchase date 05/01/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,790,764, 3.60% - 6.49%, due 09/15/23 - 04/26/55)	c	1.41%		04/04/17	5,030,158	5,000,000
Issued 11/22/16, repurchase date 05/22/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $52,127,272, 3.72% - 5.24%, due 12/21/20 - 01/17/59)	c	1.45%		04/04/17	45,241,063	45,000,000
						1,053,000,000
Total Repurchase Agreements
(Cost $3,957,005,893)						3,957,005,893

End of Investments.

At 12/31/16, the tax basis cost of the fund's investments was $16,808,997,080.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,283,005,600 or 19.5% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $677,000,000 or 4.0% of net assets.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
AUTH —	Authority
BAN —	Bond anticipation note
CCD —	Community college district
CNTY —	County
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
ETF —	Exchange-traded fund
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district

19
Schwab Advisor Cash Reserves  |  Annual Report
See financial notes

Schwab Advisor Cash Reserves
Portfolio Holdings as of December 31, 2016 (continued)

At December 31, 2016, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2016. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
20
Schwab Advisor Cash Reserves  |  Annual Report
See financial notes

Schwab Advisor Cash Reserves
Statement of Assets and Liabilities

As of December 31, 2016
Assets
Investments, at cost and value		$12,851,991,187
Repurchase agreements, at cost and value	+	3,957,005,893
Total investments, at cost and value (Note 2a)		16,808,997,080
Receivables:
Interest		19,299,559
Prepaid expenses	+	291,767
Total assets		16,828,588,406
Liabilities
Payables:
Investment adviser and administrator fees		4,434,285
Shareholder service fees		1,026,432
Distributions to shareholders		106,479
Accrued expenses	+	595,244
Total liabilities		6,162,440
Net Assets
Total assets		16,828,588,406
Total liabilities	–	6,162,440
Net assets		$16,822,425,966
Net Assets by Source
Capital received from investors		16,822,425,966

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$4,484,483,380		4,484,140,141		$1.00
Premier Sweep Shares	$12,337,942,586		12,336,747,000		$1.00

21
Schwab Advisor Cash Reserves  |  Annual Report
See financial notes

Schwab Advisor Cash Reserves
Statement of Operations

For the period January 1, 2016 through December 31, 2016
Investment Income
Interest		$131,015,300
Expenses
Investment adviser and administrator fees		61,329,603
Shareholder service fees:
Sweep Shares		18,972,780
Premier Sweep Shares		60,278,193
Custodian fees		525,841
Portfolio accounting fees		340,602
Registration fees		289,008
Shareholder reports		143,253
Professional fees		137,392
Transfer agent fees		117,596
Independent trustees' fees		104,080
Other expenses	+	309,222
Total expenses		142,547,570
Expense reduction by CSIM and its affiliates	–	32,112,174
Net expenses	–	110,435,396
Net investment income		20,579,904
Realized Gains (Losses)
Net realized gains on investments		1,669,294
Increase in net assets resulting from operations		$22,249,198
22
Schwab Advisor Cash Reserves  |  Annual Report
See financial notes

Schwab Advisor Cash Reserves
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/16-12/31/16		1/1/15-12/31/15
Net investment income		$20,579,904	$2,186,948
Net realized gains (losses)	+	1,669,294	(102,935)
Increase in net assets from operations		22,249,198	2,084,013
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(3,759,761)	(538,737)
Premier Sweep Shares	+	(16,820,143)	(1,648,211)
Total distributions from net investment income		(20,579,904)	(2,186,948)
Distributions from net realized gains
Sweep Shares		(22,279)	—
Premier Sweep Shares	+	(61,288)	—
Total distributions from net realized gains		(83,567)	—
Total distributions		(20,663,471)	(2,186,948)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		13,081,303,244	17,223,019,813
Premier Sweep Shares	+	48,870,327,549	62,893,508,743
Total shares sold		61,951,630,793	80,116,528,556
Shares Reinvested
Sweep Shares		3,715,910	469,437
Premier Sweep Shares	+	16,570,953	1,570,469
Total shares reinvested		20,286,863	2,039,906
Shares Redeemed
Sweep Shares		(13,806,526,765)	(18,044,718,047)
Premier Sweep Shares	+	(54,772,836,710)	(62,624,204,045)
Total shares redeemed		(68,579,363,475)	(80,668,922,092)
Net transactions in fund shares		(6,607,445,819)	(550,353,630)
Net Assets
Beginning of period		23,428,286,058	23,978,742,623
Total decrease	+	(6,605,860,092)	(550,456,565)
End of period		$16,822,425,966	$23,428,286,058
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
23
Schwab Advisor Cash Reserves  |  Annual Report
See financial notes

Schwab Advisor Cash Reserves
Financial Notes

1. Business Structure of the Fund:
Schwab Advisor Cash Reserves is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Money Market Fund™	Schwab Variable Share Price Money Fund™
Schwab Government Money Fund™	Schwab Retirement Government Money Fund™
Schwab U.S. Treasury Money Fund™	Schwab Municipal Money Fund™
Schwab Treasury Obligations Money Fund™	Schwab AMT Tax-Free Money Fund™
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund™
Schwab Advisor Cash Reserves	Schwab New York Municipal Money Fund™
Schwab Cash Reserves™	Schwab New Jersey Municipal Money Fund™
Schwab Retirement Advantage Money Fund®	Schwab Pennsylvania Municipal Money Fund™
Schwab Investor Money Fund®	Schwab Massachusetts Municipal Money Fund™
Schwab Advisor Cash Reserves offers two share classes: Sweep Shares and Premier Sweep Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the
24
Schwab Advisor Cash Reserves  |  Annual Report

Schwab Advisor Cash Reserves
Financial Notes (continued)

2. Significant Accounting Policies (continued):
categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund's repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund's custodian (or, with multi-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2016, the fund had investments in repurchase agreements with a gross value of $3,957,005,893 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
25
Schwab Advisor Cash Reserves  |  Annual Report

Schwab Advisor Cash Reserves
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
26
Schwab Advisor Cash Reserves  |  Annual Report

Schwab Advisor Cash Reserves
Financial Notes (continued)

3. Risk Factors (continued):
Retail Money Market Fund Risk. The fund qualifies as a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Prior to and upon conversion to a “retail money market fund,” the fund may involuntarily redeem any investor who is not a natural person. The fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” the fund will be permitted to continue to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. The fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the fund's investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund's portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund's share price or yield to fall.
Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for the purchaser, such as the fund. Adverse developments affecting these banks and
27
Schwab Advisor Cash Reserves  |  Annual Report

Schwab Advisor Cash Reserves
Financial Notes (continued)

3. Risk Factors (continued):
financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. Although the fund may invest only in U.S. dollar denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
28
Schwab Advisor Cash Reserves  |  Annual Report

Schwab Advisor Cash Reserves
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
For the period ended December 31, 2016, the aggregate advisory fee paid to CSIM by the fund was 0.31%, as a percentage of the fund's average daily net assets.
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. The Plan also enables the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee of up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab's written agreement with the fund), and the fund will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Pursuant to the Plan, the fund’s shares are subject to an annual sweep administration fee of up to 0.15%. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund's shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider's actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation), as follows:
Sweep Shares	0.66%
Premier Sweep Shares	0.59%
In addition, effective January 1, 2016 through December 31, 2016, CSIM and its affiliates agreed to waive an additional amount of the fund's expenses equal to 0.035% of the fund's average daily net assets.
During the period ended December 31, 2016, the fund waived $32,112,174 in expenses of which $29,266,414 was waived in accordance with the contractual expense limitation agreement noted above.
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each share class of the fund.
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
29
Schwab Advisor Cash Reserves  |  Annual Report

Schwab Advisor Cash Reserves
Financial Notes (continued)

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), which matured on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. On October 6, 2016, the Credit Facility was amended to run for a new 364 day period with an increased line of $555 million and a commitment fee of 0.15% per annum. There were no borrowings from the line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of December 31, 2016, the fund had no undistributed earnings on a tax basis.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2016, the fund had no capital loss carryforwards.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2016, the fund had no capital losses deferred and had $1,457,155 capital loss carryforwards utilized.
The tax-basis components of distributions paid during the current and prior fiscal years were as follows:
Current period distributions
Ordinary income	$20,663,471
Prior period distributions
Ordinary income	$2,186,948
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2016, the fund made the following reclassifications:
Capital shares	$128,572
Net realized capital gains and losses	(128,572)
As of December 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the fund did not incur any interest or penalties.

8. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the fund's financial statements and related disclosures.
30
Schwab Advisor Cash Reserves  |  Annual Report

Schwab Advisor Cash Reserves
Financial Notes (continued)

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
31
Schwab Advisor Cash Reserves  |  Annual Report

Schwab Advisor Cash Reserves
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Advisor Cash Reserves
In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Advisor Cash Reserves (one of the funds constituting The Charles Schwab Family of Funds, hereafter referred to as the “Fund”) at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2017
32
Schwab Advisor Cash Reserves  |  Annual Report

Schwab Advisor Cash Reserves
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 110 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund's Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	110	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	110	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	110	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	110	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
33
Schwab Advisor Cash Reserves  |  Annual Report

Schwab Advisor Cash Reserves
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	110	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	110	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	110	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	110	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	110	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

34
Schwab Advisor Cash Reserves  |  Annual Report

Schwab Advisor Cash Reserves
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	110	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	110	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer (May 2007 – present), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 - Feb. 2016), Schwab Holdings, Inc.	110	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
35
Schwab Advisor Cash Reserves  |  Annual Report

Schwab Advisor Cash Reserves
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
36
Schwab Advisor Cash Reserves  |  Annual Report

Schwab Advisor Cash Reserves
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

37
Schwab Advisor Cash Reserves  |  Annual Report

Schwab Advisor Cash Reserves
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov immediately upon filing.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

38
Schwab Advisor Cash Reserves  |  Annual Report

Schwab Advisor Cash Reserves
PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•   APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•   TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•   when we use other companies to provide services for us, such as printing and mailing your account statements;
•   when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2016 Schwab Funds. All rights reserved.

39
Schwab Advisor Cash Reserves  |  Annual Report

Schwab Advisor Cash Reserves
Our straightforward approach sets us apart.

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus, or if available, the summary prospectus. Please call 1-877-824-5615 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2017 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

This page is intentionally left blank.

MFR31382-12
00189426

Annual Report  |  December 31, 2016
Schwab California Municipal Money Fund™

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).
1
Schwab California Municipal Money Fund  |  Annual Report

Schwab California Municipal Money Fund
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
fund covered in this report.
Dear Shareholder,
At this time of the year, many of us set personal intentions and make resolutions for the New Year. Along those same lines, at Charles Schwab Investment Management, we also look to the year ahead and at ways we can continue to help you achieve your financial goals. In 2017, we intend to keep making your investing experience with us as positive and transparent as we can, continuing to put you, our investors, first.
The 12-months ended December 31, 2016, brought some notable changes to most money market funds. Final implementation of Money Market Fund Reform went into effect in October, significantly disrupting the municipal money market fund industry as new regulations contributed to industry redemptions of roughly $125 billion in municipal money market fund assets (an approximate 50% reduction). Then, in December, the Federal Reserve raised short-term interest rates for the first time in a year, resulting in rising yields for many municipal money market funds.
Money market funds remain in the spotlight amid expectations for further rate increases in the coming year. Generally, the search for places to put savings—either temporarily or as part of a permanent cash allocation—has led investors to opt for the highest-yielding option. But we believe it’s important to remember that yield is only one facet of owning such investments. The Schwab California Municipal Money Fund (the fund) is designed to offer investors stability of capital and liquidity, along with yield. Employing extensive credit research and professional money management, Charles Schwab Investment Management actively manages the fund to help achieve these goals in different types of rate environments. Our disciplined investment process plans ahead for changes in the market environment, including fluctuations in interest rates and credit quality.
We also work hard to give you the best online investor experience we can, providing access to industry insights, fund performance, and much more. Earlier this year, we further bolstered our online resources for the Schwab Money Funds. Our website includes information on the daily and weekly liquid assets, net inflows and outflows for the funds, and the current NAV and market-based NAV per share. These reporting and disclosure changes are intended to provide additional information and increase transparency, so that you can better track your investments.
Within the Schwab Money Funds lineup, there are several different options for investors to choose from, including Schwab Purchased Money Funds. The Schwab Purchased Money Funds are designed to offer a number of notable benefits, including capital preservation for existing or upcoming obligations or to reduce the risk of an investor’s portfolio, and investment options for both retail and institutional accounts. If an investor is able to meet fund minimums and is willing to buy and sell positions to manage his/her cash investments, the Schwab Purchased Money Funds could be a great option for an investor’s portfolio.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the fund, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ Money market funds remain in the spotlight amid expectations for further rate increases in the coming year.”
2
Schwab California Municipal Money Fund  |  Annual Report

Schwab California Municipal Money Fund
The Investment Environment

Over the 12-month reporting period ended December 31, 2016, yields on municipal money market funds (muni funds) experienced increased volatility. Speculation surrounding the timing of a short-term interest rate hike by the Federal Reserve (Fed) and the effects of Money Market Fund Reform combined to create significant upward pressure on short-term yields. The new regulations resulted in the closure of several muni funds, with selling activity from these fund closures causing a spike in the secondary market supply of short-term municipal securities. Additionally, preparations for the October 14, 2016, implementation deadline resulted in significant outflows for muni funds overall, with a roughly 50% reduction (approximately $125 billion) in overall muni fund assets from January through mid-October.
U.S. short-term interest rate policy remained accommodative over the reporting period. The Fed left short-term interest rates unchanged through its November meeting, as concerns about inconsistent U.S. economic data and sluggish global growth remained. The United Kingdom's vote in late June to leave the European Union (Brexit) and uncertainty surrounding the U.S. election further complicated the Fed’s decision. However, at the Fed’s last meeting of the year in December, members unanimously voted to raise the federal funds rate by 25 basis points to a range of 0.50% to 0.75%, with forecasts for two to three additional hikes in 2017. The Fed voiced optimism about the U.S. economy, noting belief that “….the economy will continue to perform well, with the job market strengthening further and inflation rising to 2% over the next couple of years.” U.S. stock markets initially fell after the Fed’s announcement, but then rallied to near record levels in the following days and weeks. The U.S. dollar also continued its upward trajectory, with the Wall Street Journal Dollar Index (WSJ Dollar Index)1 of the dollar’s value against the currencies of 16 major trading partners hitting a 14-year high one day after the Fed’s meeting.
Fed policy changes also played a role in yield movements. Early in the year, increased expectations of tighter monetary policy combined with asset remediation resulted in a steeper-than-normal muni fund yield curve. Heavy demand at the front of the yield curve kept rates on shorter-term municipal securities low, while light demand for securities with maturities out to 13 months caused yields on longer-term municipal securities to rise. As the Fed left rates unchanged in June and July, the muni fund yield curve flattened slightly as a result, as longer yields priced in a decreased likelihood of rate hikes in 2016. Late summer saw a further flattening of the muni fund yield curve, despite increased outflows tied to Money Market Fund Reform. With little difference between the yields on securities with maturities shorter than 13 months and those on longer-term securities, many tax-free bond fund portfolio managers and separately managed accounts opted to purchase the shorter-term municipal securities, increasing demand. The completion of Money Market Fund Reform in October, combined with the increase in the federal funds rate two months later, resulted in a steepening of the muni fund yield curve, with yields ending the year more in line with historical averages.
Management views may have changed since the report date.
[1]	The WSJ Dollar Index measures the U.S. dollar against a basket of 16 major currencies by basing its value on actual, up-to-date turnover by all participants in the foreign-exchange market.
3
Schwab California Municipal Money Fund  |  Annual Report

Schwab California Municipal Money Fund
State Investment Environment

California’s financial position has improved along with the state’s economic growth. However, the state anticipates slowing revenue growth and greater federal policy uncertainty as it prepares its spending plan for the coming year.
California’s budget for fiscal 2017 (7/1/16-6/30/17) was designed to position the state for the next economic recession, with much of the projected growth in general fund revenues set aside for reserves and one-time spending, along with a $5.6 billion increase for K-12 and community college education.
That budget anticipated that the state would end the year with $9.4 billion of reserves, including a $3.3 billion addition to the rainy day fund. However, updated projections indicate that general fund revenues are likely to fall short of that original forecast by about $1.7 billion, or 1.4%. Personal income tax collections through December 2016 have come in about 2.3% below the original forecast, while sales and use taxes are off 4.8%. The shortfall reduces the year-end general fund balance to about $2.5 billion, but the state still expects to add more than $3 billion to its rainy day fund, boosting total reserves to $7.7 billion, which is equal to 6.3% of annual spending.
On January 10, 2017, Governor Brown introduced his spending plan for fiscal 2018. The plan solves for a budget gap estimated at about $3.2 billion even while revenues are forecast to grow to $125.7 billion, up 2.7%. The gap reflects both slowing revenue growth and a current year shortfall in California’s Medicaid program. To realign spending to the new forecast, the budget trims $1.7 billion from the expected growth in K-12 and community college education and cuts $900 million of approved but uncommitted appropriations. However, the budget still increases spending for K-14 schools by $2.1 billion and adds $1.2 billion to the rainy day fund. If the budget is adopted as proposed, the state projects ending fiscal 2018 with $10.4 billion of reserves, including $7.9 billion in the budget stabilization account, or 8.5% of annual spending.
As in other states, many of California’s cities, counties, school districts, as well as water and sewer systems, public and private universities, and non-profit health systems issue bonds. California school districts and community college districts receive over 57% of their total funding from the state, but their general obligation bonds are secured by dedicated local property tax levies and are not paid from state funds. The state projects that statewide assessed property values will have increased 5.9% in fiscal 2017 and will grow 5.3% in fiscal 2018. However, that rate of growth varies significantly by district.
Counties have substantially rebuilt their financial positions from growth in their property tax bases and other revenue streams and that growth has allowed them to restore some services that were cut in response to prior cuts in state aid. The outlook for many of California’s cities has improved, with stronger growth in sales and business taxes. However, both cities and counties continue to face cost pressures especially in the areas of pensions and healthcare benefits. The City of Stockton formally exited bankruptcy protection in February 2015, while the City of San Bernardino expects to conclude its bankruptcy proceedings in early 2017. Stockton and San Bernardino were both centers for the recent housing market boom and bust.
California’s essential service enterprises and healthcare providers, such as the Metropolitan Water District of Southern California, the East Bay Municipal Utility District, the Bay Area Toll Authority and Kaiser Permanente pay off their bonds with revenues received from the services they provide to customers. California is emerging from four consecutive years of drought. While the economic impact of the drought has primarily affected the state’s agricultural sector, which accounts for about 2.1% of the state’s gross domestic product, the state’s largest water agencies have responded through conservation measures, rate adjustments and draws on stored supply.
California’s economy has significantly rebounded from the earlier recession and is growing at a moderate pace. The state gained 377,200 jobs from November 2015 to November 2016, a 2.3% increase, continuing on from the 465,900 jobs gained in calendar year 2015. California’s unemployment rate declined to 5.3% in November 2016, down from 5.9% in November 2015. That compares to the national average of 4.6% for November 2016.
With its diversified and recovering economy and finances, California’s credit quality has been on an upward trend after years of managing structural budget imbalances. At the end of the report period, the state’s general obligation ratings were Aa3 from Moody’s Investors Service, AA- from S&P Global Ratings, and AA- from Fitch Ratings, all with stable outlooks. Fitch upgraded its rating from A+ in August 2016.

Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
4
Schwab California Municipal Money Fund  |  Annual Report

Schwab California Municipal Money Fund
Fund Management

Kenneth Salinger, CFA, Vice President and Head of Tax-Exempt Strategies, leads the portfolio management team for Schwab’s national and state-specific tax-free bond funds and municipal money market funds. He also has overall responsibility for all aspects of the management of each of the tax-free bond funds. Prior to joining CSIM in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

Kevin Shaughnessy, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2000, Mr. Shaughnessy spent four years as a portfolio manager at Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund assets, as well as short duration private client assets.

Cameron Ullyatt, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2008, Mr. Ullyatt was a vice president and portfolio manager at Oppenheimer Funds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in Oppenheimer Funds’ municipal bond and money market departments.

Chris Nagao, Portfolio Manager, is a member of the team responsible for the day-to-day management of the fund. Previously, he served as an associate portfolio manager with CSIM from 2012-2016. Prior to that, he worked as a senior applications engineer supporting CSIM’s portfolio management team by building analytical tools to assist in managing the funds. Before joining CSIM in 2007, he was lead software developer for Global Real Analytics.
5
Schwab California Municipal Money Fund  |  Annual Report

Schwab California Municipal Money Fund
Performance and Fund Facts as of 12/31/16

The Schwab California Municipal Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and California personal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from California issuers and muni agencies, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the 12 months ended December 31, 2016, to help the fund maintain a positive net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. Demand for securities typically held by muni money market funds saw substantial fluctuations during the 12-month reporting period ended December 31, 2016. This heightened volatility was driven primarily by Money Market Fund Reform that was adopted in 2014 with an implementation deadline of October 2016, which resulted in the separation of institutional investors from retail investors for many money market funds. While demand for muni money market securities outpaced supply early in the year, this quickly reversed in March as the beginnings of industry changes related to Money Market Fund Reform saw demand lessen, and yields searched for a new point of equilibrium. With the traditional muni money market fund industry shrinking, yields increased enough to attract crossover participation from taxable money market funds and other non-traditional buyers. This disruption caused by Money Market Fund Reform occurred in August and September. When fully implemented by mid-October, Money Market Fund Reform resulted in the reduction of muni money market fund industry assets from approximately $250 billion at the beginning of 2016 to about $125 billion. Yields rose in response, hitting their highest levels since the end of 2008 in October, and once again attracting non-traditional buyers. The influx of buyers and full implementation of Money Market Fund Reform on October 14, 2016, combined to send yields searching for a new level which balanced supply and demand through November. In response to the Federal Reserve’s (Fed) short-term interest rate hike in mid-December, yields rose again toward the end of the reporting period.
Reflecting this environment, the Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—started the year at 0.01%, rose to a peak of 0.87% in October, and ended the year at 0.72%.
Performance, Positioning, and Strategies. The investment adviser continued to focus on safety and high credit quality, while maintaining a longer weighted average maturity (WAM) than many of the fund’s peers for most of the reporting period. From the beginning of the year until mid-March, the fund’s WAM varied in the range of 27 to 33 days. The impact of Money Market Fund Reform on the supply/demand equilibrium and significant volatility in rates resulted in a wide range of WAMs throughout the remainder of the year. The fund’s WAM dipped to 13 days in late May before rising above 30 days as the fund purchased 1-year notes throughout June and July. The implementation of Money Market Fund Reform in mid-October increased overall uncertainty, causing WAMs to decline into the upper-teens. As the full implementation of Money Market Fund Reform appeared to bring new stability to the muni securities market, the fund’s WAM was once again extended to 23 days in December. In response to the Fed’s interest rate hike in mid-December, the fund’s WAM was shortened slightly, ending the reporting period at 20 days.

Portfolio Composition By Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	20 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value of Investments and excludes cash.
6
Schwab California Municipal Money Fund  |  Annual Report

Schwab California Municipal Money Fund
Performance and Fund Facts as of 12/31/16 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab California Municipal Money Fund
	Sweep Shares	Value Advantage Shares®
Ticker Symbol	SWCXX	SWKXX
Minimum Initial Investment[1]	*	$25,000 [2]
Seven-Day Yield (with waivers)[3]	0.15%	0.30%
Seven-Day Yield (without waivers)[3]	0.06%	0.19%
Seven-Day Effective Yield (with waivers)[3]	0.15%	0.30%
Seven-Day Taxable Equivalent Effective Yield[3,4]	0.31%	0.61%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[4]	Taxable equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.80%, and effective California state personal income tax rate of 6.96%. Your tax rate may be different.
7
Schwab California Municipal Money Fund  |  Annual Report

Schwab California Municipal Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2016 and held through December 31, 2016.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 7/1/16	Ending Account Value (Net of Expenses) at 12/31/16	Expenses Paid During Period[2] 7/1/16–12/31/16
Schwab California Municipal Money Fund
Sweep Shares
Actual Return	0.56%	$1,000.00	$1,000.40	$2.82
Hypothetical 5% Return	0.56%	$1,000.00	$1,022.28	$2.85
Value Advantage Shares
Actual Return	0.42%	$1,000.00	$1,001.10	$2.11
Hypothetical 5% Return	0.42%	$1,000.00	$1,022.99	$2.14

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.
8
Schwab California Municipal Money Fund  |  Annual Report

Schwab California Municipal Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.04%	0.03%	0.01%	0.01%	0.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.40% [3]	0.07% [3]	0.08% [3]	0.13% [3]	0.19% [3]
Gross operating expenses	0.68%	0.69%	0.69%	0.69%	0.69%
Net investment income (loss)	0.04%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$6,028	$6,472	$6,439	$6,081	$6,137

Value Advantage Shares	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.12%	0.03%	0.01%	0.01%	0.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.33% [3]	0.07% [3]	0.08% [3]	0.13% [3]	0.19% [3]
Gross operating expenses	0.55%	0.56%	0.56%	0.56%	0.56%
Net investment income (loss)	0.12%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$784	$678	$771	$751	$853
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
9
Schwab California Municipal Money Fund  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2016

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
25.1%	Fixed-Rate Municipal Securities	1,707,910,219	1,707,910,219
75.7%	Variable-Rate Municipal Securities	5,156,749,984	5,156,749,984
100.8%	Total Investments	6,864,660,203	6,864,660,203
(0.8%)	Other Assets and Liabilities, Net		(52,389,292)
100.0%	Net Assets		6,812,270,911

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 25.1% of net assets
California 25.1%
Bay Area Toll Auth
Toll Bridge RB Series 2007F (ESCROW)		5.00%		04/01/17	8,000,000	8,083,340
Cabrillo CCD
GO Bonds Series 2004B (ESCROW)		5.00%		08/01/17	8,045,000	8,236,868
California
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		0.70%		02/02/17	21,500,000	21,500,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		0.74%		02/08/17	10,400,000	10,400,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.70%		01/05/17	30,000,000	30,000,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.74%		01/11/17	11,900,000	11,900,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.70%		02/02/17	25,000,000	25,000,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		0.63%		01/18/17	8,765,000	8,765,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		0.73%		03/07/17	17,045,000	17,045,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		0.74%		03/08/17	30,000,000	30,000,000
GO CP Series A7 (LOC: MIZUHO BANK LTD)		0.65%		01/09/17	7,000,000	7,000,000
GO CP Series A8 (LOC: BANK OF THE WEST)		0.65%		01/10/17	25,000,000	25,000,000
GO Refunding Bonds		4.00%		09/01/17	6,325,000	6,454,341
GO Refunding Bonds Series 2012		5.00%		02/01/17	225,000	225,777
California Dept of Water Resources
Power Supply RB Series 2010L		5.00%		05/01/17	640,000	648,544
California Educational Facilities Auth
RB (Stanford Univeristy) Series S1		0.72%		03/08/17	7,950,000	7,950,000
10
Schwab California Municipal Money Fund  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.67%		01/10/17	16,785,000	16,785,000
RB (Kaiser Permanente) Series 2006E		0.74%		03/08/17	20,000,000	20,000,000
RB (St Joseph Health) Series 2013B		5.00%		10/17/17	375,000	386,034
California School Cash Reserve Program Auth
TRAN Series 2016A		2.00%		06/30/17	7,000,000	7,047,995
TRAN Series 2016B		2.00%		06/30/17	34,500,000	34,723,317
TRAN Series 2016C		2.00%		06/30/17	18,040,000	18,161,007
TRAN Series 2016E		2.00%		05/31/17	11,290,000	11,353,256
California State Univ
CP Series A (LOC: WELLS FARGO BANK NA; STATE STREET BANK AND TRUST COMPANY NA)		0.92%		01/04/17	34,951,000	34,951,000
CP Series A (LOC: WELLS FARGO BANK NA; STATE STREET BANK AND TRUST COMPANY NA)		0.63%		01/05/17	30,000,000	30,000,000
California Statewide Communities Development Auth
CP (Kaiser Permanente) Series 2004K		0.67%		01/10/17	3,890,000	3,890,000
RB (Kaiser Permanente) Series 2004E		0.61%		01/18/17	31,000,000	31,000,000
RB (Kaiser Permanente) Series 2004E		0.81%		02/14/17	7,600,000	7,600,000
RB (Kaiser Permanente) Series 2004E		0.74%		03/02/17	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2004I		0.60%		01/11/17	16,000,000	16,000,000
RB (Kaiser Permanente) Series 2004I		0.61%		01/19/17	3,310,000	3,309,944
RB (Kaiser Permanente) Series 2004K		0.74%		03/02/17	12,000,000	12,000,000
RB (Kaiser Permanente) Series 2004K		0.77%		03/15/17	4,000,000	4,000,000
RB (Kaiser Permanente) Series 2004K		0.78%		03/20/17	23,000,000	23,000,000
RB (Kaiser Permanente) Series 2006D		0.76%		03/21/17	26,000,000	26,000,000
RB (Kaiser Permanente) Series 2008C		0.63%		01/26/17	10,700,000	10,700,000
RB (Kaiser Permanente) Series 2008C		0.81%		02/15/17	38,000,000	38,000,000
RB (Kaiser Permanente) Series 2008C		0.77%		03/16/17	29,400,000	29,400,000
RB (Kaiser Permanente) Series 2009B3		0.62%		01/12/17	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2009E-2		5.00%		05/01/17	6,225,000	6,308,983
Contra Costa Water District
Extendible CP		0.63%	01/05/17	08/04/17	18,500,000	18,500,000
Extendible CP		0.74%	02/02/17	09/01/17	24,500,000	24,500,000
East Bay Municipal Utility District
CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.66%		02/06/17	18,000,000	18,000,000
CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.70%		02/06/17	7,000,000	7,000,000
CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		0.56%		01/04/17	35,000,000	35,000,000
CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		0.58%		01/05/17	15,000,000	15,000,000
CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		0.73%		03/02/17	10,000,000	10,000,000
CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		0.73%		03/03/17	10,000,000	10,000,000
CP Series A2 (LIQ: BANK OF AMERICA NA)		0.70%		02/06/17	15,000,000	15,000,000
Wastewater System Extendible CP		0.71%	01/18/17	09/01/17	15,000,000	15,000,000
Golden Gate Bridge & Highway District
CP Series A		0.74%		01/10/17	30,500,000	30,500,000
Long Beach Harbor Dept
Refunding RB Series 1998A		6.00%		05/15/17	1,750,000	1,782,859
11
Schwab California Municipal Money Fund  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Los Angeles
TRAN Series 2016 A		3.00%		06/29/17	24,390,000	24,662,770
Los Angeles CCD
GO Bonds Series 2007A (ESCROW)		5.00%		08/01/17	6,405,000	6,556,418
Los Angeles Cnty
TRAN 2016		3.00%		06/30/17	89,745,000	90,713,826
Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Notes Series A (LOC: BANK OF THE WEST)		0.78%		01/26/17	4,500,000	4,500,000
Lease Revenue CP Notes Series A (LOC: BANK OF THE WEST)		0.83%		02/10/17	6,100,000	6,100,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		0.62%		01/10/17	10,000,000	10,000,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		0.74%		02/08/17	27,935,000	27,935,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		0.72%		02/14/17	15,000,000	15,000,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		0.72%		02/16/17	6,000,000	6,000,000
Los Angeles Cnty Metropolitan Transportation Auth
2nd Sub Sales Tax CP (LOC: MUFG UNION BANK NA)		0.70%		01/18/17	28,000,000	28,000,000
2nd Sub Sales Tax CP (LOC: MUFG UNION BANK NA)		0.70%		02/06/17	6,000,000	6,000,000
2nd Sub Sales Tax CP (LOC: MUFG UNION BANK NA)		0.76%		02/08/17	3,000,000	3,000,000
2nd Sub Sales Tax CP (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.70%		02/06/17	7,500,000	7,500,000
2nd Sub Sales Tax CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.72%		02/07/17	6,000,000	6,000,000
Los Angeles Dept of Airports
Sr RB Series 2012A		4.00%		05/15/17	1,220,000	1,233,518
Los Angeles Dept of Water & Power
Power System RB Series 2011A		4.00%		07/01/17	250,000	253,776
Power System Revenue CP (LIQ: ROYAL BANK OF CANADA)		0.73%		03/06/17	42,000,000	42,000,000
Water System RB Series 2013B		5.00%		07/01/17	100,000	101,990
Los Angeles Metro Transportation Auth
Sub C Sales Tax Revenue CP Series A-TE (LOC: BANK OF AMERICA NA)		0.74%		02/07/17	25,000,000	25,000,000
Sub C Sales Tax Revenue CP Series A-TE (LOC: BANK OF AMERICA NA)		0.76%		02/07/17	20,000,000	20,000,000
Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1 (LOC: WELLS FARGO BANK NA)		0.63%		01/19/17	11,500,000	11,500,000
Los Angeles USD
GO Bonds Series 2014J		5.00%		07/01/17	150,000	153,007
GO Refunding Bonds Series 2002		5.75%		07/01/17	1,000,000	1,024,072
Go Refunding Bonds Series 2016A		5.00%		07/01/17	1,700,000	1,734,513
Orange Cnty Water District
CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.74%		03/15/17	20,723,000	20,723,000
Port of Oakland
CP Notes Series D (LOC: JPMORGAN CHASE BANK NA)		0.64%		01/04/17	41,415,000	41,415,000
CP Series A&B (LOC: BANK OF AMERICA NA)		0.63%		01/04/17	22,593,000	22,593,000
Riverside Cnty
TRAN 2016		3.00%		06/30/17	25,000,000	25,283,970
Sacramento Municipal Utility District
CP Series K1 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.73%		03/02/17	40,000,000	40,000,000
CP Series L1 (LOC: BARCLAYS BANK PLC)		0.77%		02/08/17	70,000,000	70,000,000
San Diego Cnty Regional Transportation Commission
Sub Sales Tax Revenue CP Series B (LOC: MUFG UNION BANK NA)		0.74%		03/15/17	26,885,000	26,885,000
12
Schwab California Municipal Money Fund  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
San Diego Cnty Water Auth
CP Series 8 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.71%		01/10/17	15,000,000	15,000,000
CP Series 8 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.70%		02/07/17	5,000,000	5,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		0.70%		01/04/17	25,000,000	25,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		0.80%		01/19/17	20,000,000	20,000,000
Extendible CP Series 1		0.65%	01/05/17	07/28/17	22,500,000	22,500,000
Extendible CP Series 1		0.73%	02/03/17	09/01/17	12,500,000	12,500,000
San Francisco
Lease Revenue CP Series 2 (LIQ: US BANK NATIONAL ASSOCIATION)		0.95%		01/05/17	17,255,000	17,255,000
Lease Revenue CP Series 3 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.80%		01/05/17	2,680,000	2,680,000
San Francisco Airport Commission
Refunding RB Second Series 32F		5.25%		05/01/17	605,000	613,545
San Francisco Public Utilities Commission
Wastewater CP Series A4 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.63%		01/18/17	36,090,000	36,090,000
Wastewater CP Series A6 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.63%		01/18/17	15,000,000	15,000,000
San Jose Airport
Sub CP Notes Series A2 (LOC: BARCLAYS BANK PLC)		0.72%		02/09/17	11,992,000	11,992,000
Sub CP Notes Series B (LOC: BARCLAYS BANK PLC)		0.73%		02/09/17	13,045,000	13,045,000
San Jose Redevelopment Agency
CP Notes Series 1996B (LOC: JPMORGAN CHASE BANK NA)		0.73%		04/13/17	16,900,000	16,900,000
Sub Tax Allocation RB Series 1996A (LOC: JPMORGAN CHASE BANK NA)		0.73%		04/13/17	16,900,000	16,900,000
Sub Tax Allocation RB Series 2003B (LOC: JPMORGAN CHASE BANK NA)		0.73%		04/13/17	15,000,000	15,000,000
Sonoma Cnty Junior College District
GO Bonds Series 2016A		3.00%		08/01/17	3,350,000	3,390,664
Turlock Irrigation Disrict
Sub Revenue CP Series A (LOC: BANK OF AMERICA NA)		0.74%		03/02/17	2,498,000	2,498,000
Univ of California
General RB Series 2013AF		5.00%		05/15/17	200,000	202,979
RB Series 2009Q		4.00%		05/15/17	170,000	171,906
Ventura Cnty Public Financing Auth
Lease Revenue CP (LOC: WELLS FARGO BANK NA)		0.74%		03/09/17	25,700,000	25,700,000
Walnut Energy Center Auth
Sub CP Notes Series B (LOC: STATE STREET BANK AND TRUST COMPANY)		0.70%		02/06/17	25,494,000	25,494,000
Total Fixed-Rate Municipal Securities
(Cost $1,707,910,219)						1,707,910,219

Variable-Rate Municipal Securities 75.7% of net assets
California 75.7%
ABAG Finance Auth
M/F Housing RB (Darling Florist Building) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.75%		01/06/17	4,710,000	4,710,000
M/F Housing RB (Fine Arts Building) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.75%		01/06/17	8,100,000	8,100,000
13
Schwab California Municipal Money Fund  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing RB (GAIA Building) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.75%		01/06/17	12,165,000	12,165,000
M/F Housing RB (La Terrazza Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.74%		01/06/17	8,295,000	8,295,000
M/F Housing RB (Mountain View Apts) Series 1997A (LOC: COMERICA BANK)		0.84%		01/06/17	4,215,000	4,215,000
M/F Housing Refunding RB (The Berkeleyan) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.75%		01/06/17	5,790,000	5,790,000
RB (Pathways Home & Health Hospice) Series 2004 (LOC: US BANK NATIONAL ASSOCIATION)		0.75%		01/06/17	4,705,000	4,705,000
Alameda Cnty IDA
RB (BAT Properties) Series 1998A (LOC: BANK OF THE WEST)		0.77%		01/06/17	3,510,000	3,510,000
RB (BEMA Electronic Manufacturing) Series 2004A (LOC: COMERICA BANK)		0.90%		01/06/17	2,300,000	2,300,000
RB (California Brazing) Series 2011 (LOC: WELLS FARGO BANK NA)		0.88%		01/06/17	2,700,000	2,700,000
RB (Convergent Laser Technologies) Series 2005A (LOC: COMERICA BANK)		0.90%		01/06/17	2,185,000	2,185,000
RB (Dale Hardware) Series 2010 (LOC: COMERICA BANK)		0.90%		01/06/17	3,955,000	3,955,000
RB (Essai) Series 2005 (LOC: MUFG UNION BANK NA)		0.90%		01/06/17	2,250,000	2,250,000
RB (Ettore Products) Series 2005A (LOC: COMERICA BANK)		0.93%		01/06/17	3,900,000	3,900,000
RB (Evolve Manufacturing Technologies) Series 2014 (LOC: WELLS FARGO BANK NA)		0.88%		01/06/17	4,836,000	4,836,000
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF THE WEST)		0.90%		01/06/17	3,210,000	3,210,000
RB (Malmberg Engineering) Series 2006 (LOC: COMERICA BANK)		0.90%		01/06/17	1,760,000	1,760,000
RB (Oakland Pallet Co) Series 2008A (LOC: COMERICA BANK)		0.93%		01/06/17	1,330,000	1,330,000
RB (Plastikon Industries) Series 2000A (LOC: COMERICA BANK)		0.93%		01/06/17	2,700,000	2,700,000
RB (Tool Family Partnership) Series 1997A (LOC: WELLS FARGO BANK NA)		0.80%		01/06/17	1,188,000	1,188,000
RB (Unique Elevator Interiors) Series 2007 (LOC: COMERICA BANK)		0.93%		01/06/17	1,975,000	1,975,000
Alameda-Contra Costa School Financing Auth
COP Series N (LOC: FEDERAL HOME LOAN BANKS)		0.70%		01/06/17	1,740,000	1,740,000
Anaheim Public Financing Auth
Electric System RB Series 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.76%		01/06/17	19,030,000	19,030,000
Electric System RB Series 2009A (LIQ: CITIBANK NA)	a	0.76%		01/06/17	7,500,000	7,500,000
Bay Area Toll Auth
Toll Bridge RB Series 2007 A2 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.68%		01/06/17	41,280,000	41,280,000
Toll Bridge RB Series 2007C1 (LIQ: BANK OF AMERICA NA)	a	0.76%		01/06/17	4,910,000	4,910,000
Toll Bridge RB Series 2007C2 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.67%		01/06/17	12,500,000	12,500,000
Toll Bridge RB Series 2007F (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	7,245,000	7,245,000
Toll Bridge RB Series 2007F, 2008F1 & 2009F1 (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	12,462,156	12,462,156
Toll Bridge RB Series 2007G1 (LOC: US BANK NATIONAL ASSOCIATION)		0.70%		01/06/17	20,000,000	20,000,000
Toll Bridge RB Series 2008C1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.66%		01/06/17	3,125,000	3,125,000
14
Schwab California Municipal Money Fund  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Toll Bridge RB Series 2008F1 (ESCROW) (LIQ: CITIBANK NA)	a	0.76%		01/06/17	9,730,000	9,730,000
Toll Bridge RB Series 2009F1 (ESCROW) (LIQ: BANK OF AMERICA NA)	a	0.77%		01/06/17	9,010,000	9,010,000
California
GO Bond Series 2003C-4 (LOC: US BANK NATIONAL ASSOCIATION)		0.72%		01/06/17	22,150,000	22,150,000
GO Bonds (LIQ: CITIBANK NA)	a	0.74%		01/06/17	4,200,000	4,200,000
GO Bonds (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	7,500,000	7,500,000
GO Bonds (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	12,020,000	12,020,000
GO Bonds Series 2003B2 (LOC: BANK OF AMERICA NA)		0.69%		01/06/17	37,240,000	37,240,000
GO Bonds Series 2004A-1 (LOC: CITIBANK NA)		0.64%		01/03/17	24,180,000	24,180,000
GO Bonds Series 2004A-4 (LOC: CITIBANK NA)		0.61%		01/03/17	49,265,000	49,265,000
GO Bonds Series 2004A-8 (LOC: CITIBANK NA)		0.70%		01/06/17	10,000,000	10,000,000
GO Bonds Series 2004A-9 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.72%		01/06/17	20,000,000	20,000,000
GO Bonds Series 2004A3 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.66%		01/03/17	2,200,000	2,200,000
GO Bonds Series 2004A7 (LOC: CITIBANK NA)		0.69%		01/06/17	38,860,000	38,859,083
GO Bonds Series 2005A1 (LOC: ROYAL BANK OF CANADA)		0.69%		01/06/17	13,500,000	13,500,000
GO Bonds Series 2005A1-2 (LOC: ROYAL BANK OF CANADA)		0.69%		01/06/17	54,075,000	54,075,000
GO Bonds Series 2005A2-1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.70%		01/06/17	5,015,000	5,015,000
GO Bonds Series 2005A2-2 (LOC: ROYAL BANK OF CANADA)		0.69%		01/06/17	22,000,000	22,000,000
GO Bonds Series 2005B2 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.69%		01/06/17	17,400,000	17,400,000
GO Bonds Series 2005B3 (LOC: MIZUHO BANK LTD)		0.75%		01/06/17	16,000,000	16,000,000
GO Bonds Series 2005B3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.69%		01/06/17	6,135,000	6,135,000
GO Bonds Series 2005B4 (LOC: JPMORGAN CHASE BANK NA)		0.69%		01/06/17	44,700,000	44,700,000
GO Bonds Series 2005B5 (LOC: BARCLAYS BANK PLC)		0.70%		01/06/17	18,130,000	18,130,000
GO Bonds Series 2009-61 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.76%		01/06/17	11,440,000	11,440,000
GO Bonds Series 2010 (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	21,000,000	21,000,000
GO Refunding Bond (LIQ: BARCLAYS BANK PLC)	a	0.75%		01/06/17	6,815,000	6,815,000
GO Refunding Bonds (LIQ: CITIBANK NA)	a	0.76%		01/06/17	3,000,000	3,000,000
GO Refunding Bonds Series 2016 (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	14,010,000	14,010,000
GO Refunding Bonds Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	2,370,000	2,370,000
California Alternative Energy Source Financing Auth
Cogeneration Facility RB Series 1993B		0.73%		01/06/17	50,660,000	50,660,000
California Educational Facilities Auth
RB (California Institute of Technology) Series 1994		0.77%		01/06/17	30,000,000	30,000,000
RB (California Institute of Technology) Series 2006B		0.68%		01/06/17	5,000,000	5,000,000
RB (California Institute of Technology) Series 2009 (LIQ: CITIBANK NA)	a	0.76%		01/06/17	9,900,000	9,900,000
RB (Caltech) Series 2006A		0.73%		01/06/17	25,200,000	25,200,000
RB (Life Chiropractic College West) Series 1999 (LOC: BANK OF THE WEST)		0.69%		01/06/17	4,175,000	4,175,000
RB (Pepperdine Univ) Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	6,995,000	6,995,000
RB (Pepperdine Univ) Series 2016 (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	6,670,000	6,670,000
RB (Stanford Univ) Series T1 (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	7,530,000	7,530,000
15
Schwab California Municipal Money Fund  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Univ of Southern California) Series 2009B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	8,000,000	8,000,000
RB (Univ of Southern California) Series 2009B (LIQ: BARCLAYS BANK PLC)	a	0.75%		01/06/17	1,100,000	1,100,000
California Enterprise Development Finance Auth
IDRB (Gordon Brush) Series 2015 (LOC: WELLS FARGO BANK NA)		0.88%		01/06/17	3,000,000	3,000,000
RB (Sconza Candy) Series 2008A (LOC: COMERICA BANK)		0.93%		01/06/17	10,000,000	10,000,000
California Health Facilities Financing Auth
Health Facility RB (Catholic Healthcare West) 2004 Series K (LOC: MIZUHO BANK LTD)		0.77%		01/06/17	26,750,000	26,750,000
Health Facility RB (Catholic Healthcare West) Series 2011B (LOC: BANK OF MONTREAL)		0.68%		01/06/17	57,295,000	57,295,000
RB (Children's Hospital of Orange Cnty) Series 2009C (LOC: US BANK NATIONAL ASSOCIATION)		0.70%		01/06/17	33,380,000	33,380,000
RB (City of Hope) Series 2012B		0.70%		01/06/17	16,000,000	16,000,000
RB (Lucile Packard Children's Hospital) Series 2012A (LIQ: ROYAL BANK OF CANADA)	a	0.74%		01/06/17	2,000,000	2,000,000
RB (Lucile Packard Children's Hospital) Series 2016B (LIQ: BANK OF AMERICA NA)	a	0.84%		01/06/17	2,060,000	2,060,000
RB (Lucile Packard Children's Hospital) Series 2016B (LIQ: ROYAL BANK OF CANADA)	a	0.74%		01/06/17	3,375,000	3,375,000
RB (Memorial Health Services) Series 2013A		0.70%		01/06/17	9,045,000	9,045,000
RB (Orange Cnty Children's Hospital) Series 2009B (LOC: US BANK NATIONAL ASSOCIATION)		0.70%		01/06/17	22,905,000	22,905,000
RB (Providence Health & Services) Series 2009B (LIQ: BANK OF AMERICA NA)	a	0.76%		01/06/17	35,025,000	35,025,000
RB (Providence Health & Services) Series 2009B, 2014A&2014B (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	26,780,000	26,780,000
RB (Providence Health & Services) Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	4,000,000	4,000,000
RB (Scripps Health) Series 2001A (LOC: JPMORGAN CHASE BANK NA)		0.73%		01/06/17	5,815,000	5,815,000
RB (Scripps Health) Series 2008B (LOC: WELLS FARGO BANK NA)		0.67%		01/06/17	8,335,000	8,335,000
RB (Scripps Health) Series 2008C (LOC: MUFG UNION BANK NA)		0.67%		01/06/17	4,800,000	4,800,000
RB (Scripps Health) Series 2008E (LOC: MUFG UNION BANK NA)		0.67%		01/06/17	21,720,000	21,720,000
RB (Scripps Health) Series 2012C		0.70%		01/06/17	19,475,000	19,475,000
RB (St Joseph Health) Series 2009A (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	11,565,000	11,565,000
RB (St. Joseph Health) Series 2009A (LIQ: ROYAL BANK OF CANADA)	a	0.74%		01/06/17	11,250,000	11,250,000
RB (Sutter Health) Series 2007A&2016A (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	5,130,000	5,130,000
RB (Sutter Health) Series 2011B (LIQ: CITIBANK NA)	a	0.76%		01/06/17	18,395,000	18,395,000
RB (Sutter Health) Series 2011D (LIQ: CREDIT SUISSE AG)	a	0.75%		01/06/17	6,665,000	6,665,000
RB (Sutter Health) Series 2011D (LIQ: TORONTO-DOMINION BANK/THE)	a	0.76%		01/06/17	10,125,000	10,125,000
RB (Sutter Health) Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	4,565,000	4,565,000
RB (Sutter Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	12,195,000	12,195,000
RB (Sutter Health) Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.76%		01/06/17	3,100,000	3,100,000
16
Schwab California Municipal Money Fund  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Refunding RB (Cedars-Sinai Medical Center) Series 2016B (LIQ: BARCLAYS BANK PLC)	a	0.75%		01/06/17	5,650,000	5,650,000
Refunding RB (Cedars-Sinai Medical Center) Series 2016B (LIQ: ROYAL BANK OF CANADA)	a	0.74%		01/06/17	5,625,000	5,625,000
Refunding RB (Stanford Hospital) Series 2008B-1		0.70%		01/06/17	27,650,000	27,650,000
Refunding RB (Sutter Health) Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	12,470,000	12,470,000
Refunding RB (Sutter Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	14,891,500	14,891,500
California HFA
Home Mortgage RB Series 2000N (LOC: BANK OF AMERICA NA)		0.75%		01/06/17	2,540,000	2,540,000
Home Mortgage RB Series 2003M (LOC: ROYAL BANK OF CANADA)		0.75%		01/06/17	5,830,000	5,830,000
Home Mortgage RB Series 2005A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.75%		01/06/17	3,700,000	3,700,000
Home Mortgage RB Series 2005B (LOC: BANK OF AMERICA NA)		0.75%		01/06/17	1,510,000	1,510,000
Home Mortgage RB Series 2005F (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.75%		01/06/17	42,650,000	42,650,000
Home Mortgage RB Series 2006C (LOC: BANK OF AMERICA NA)		0.75%		01/06/17	35,750,000	35,750,000
Home Mortgage RB Series 2007H (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.75%		01/06/17	11,200,000	11,200,000
Home Mortgage RB Series 2007K (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.75%		01/06/17	7,900,000	7,900,000
Limited Obligation M/F RB (Warwick Square Apts) Series 2013B (LOC: FEDERAL HOME LOAN BANKS)		0.78%		01/06/17	12,840,000	12,840,000
M/F Housing RB (Ortiz Plaza Apts) Series 2016F (LOC: FEDERAL HOME LOAN BANKS)		0.74%		01/06/17	7,060,000	7,060,000
M/F Housing RB III Series 2001E (LOC: JPMORGAN CHASE BANK NA)		0.73%		01/06/17	27,195,000	27,195,000
M/F Housing RB III Series 2008B (LOC: JPMORGAN CHASE BANK NA)		0.73%		01/06/17	22,310,000	22,310,000
California Infrastructure & Economic Development Bank
Bay Area Toll Bridge RB Series 2003A (ESCROW) (LIQ: CITIBANK NA)	a	0.76%		01/06/17	11,250,000	11,250,000
RB (Asian-American Drug Abuse Program) Series 2008 (LOC: BANK OF THE WEST)		0.82%		01/06/17	2,870,000	2,870,000
RB (Capital Corrugated) Series 2016A (LOC: COMERICA BANK)		0.93%		01/06/17	5,000,000	5,000,000
RB (Casa Loma College) Series 2009 (LOC: COMERICA BANK)		0.88%		01/06/17	1,780,000	1,780,000
RB (SRI International) Series 2010 (LOC: WELLS FARGO BANK NA)		0.77%		01/06/17	8,065,000	8,065,000
RB (St Margaret's Episcopal School) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)		0.95%	01/01/17	01/06/17	10,740,000	10,740,000
Refunding RB (PG&E) Series 2009A (LOC: MUFG UNION BANK NA)		0.74%		01/03/17	37,380,000	37,380,000
Refunding RB (PG&E) Series 2009B (LOC: MUFG UNION BANK NA)		0.74%		01/03/17	47,930,000	47,930,000
California Municipal Finance Auth
M/F Housing RB (Copper Square Apts) Series 2016A1 (LOC: FEDERAL HOME LOAN BANKS)		0.71%		01/06/17	2,740,000	2,740,000
RB (Notre Dame HS) Series 2007 (LOC: COMERICA BANK)		0.80%		01/06/17	4,645,000	4,645,000
Refunding RB (ExxonMobil) Series 2007		0.65%		01/03/17	7,100,000	7,100,000
California Pollution Control Financing Auth
Pollution Control Refunding RB (PG&E) Series 1996C (LOC: MIZUHO BANK LTD)		0.73%		01/03/17	22,900,000	22,900,000
Solid Waste Disposal RB (Ag Resources III) Series 2004 (LOC: COBANK ACB)		0.90%		01/06/17	8,350,000	8,350,000
17
Schwab California Municipal Money Fund  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Solid Waste Disposal RB (Atlas Disposal) Series 1999A (LOC: US BANK NATIONAL ASSOCIATION)		0.90%		01/06/17	4,369,000	4,369,000
Solid Waste Disposal RB (AVI-PGS) Series 2008A (LOC: WELLS FARGO BANK NA)		0.88%		01/06/17	1,385,000	1,385,000
Solid Waste Disposal RB (Bay Counties SMaRT) Series 2014 (LOC: COMERICA BANK)		0.93%		01/06/17	6,175,000	6,175,000
Solid Waste Disposal RB (Bay Counties Waste Services) Series 2011A (LOC: COMERICA BANK)		0.93%		01/06/17	5,805,000	5,805,000
Solid Waste Disposal RB (Best Way Disposal) Series 2012 (LOC: BANK OF THE WEST)		0.90%		01/06/17	13,775,000	13,775,000
Solid Waste Disposal RB (Burrtec Waste Group) Series 2008A (LOC: US BANK NATIONAL ASSOCIATION)		0.90%		01/06/17	22,225,000	22,225,000
Solid Waste Disposal RB (California Waste Recovery Systems) Series 2012 (LOC: MUFG UNION BANK NA)		0.90%		01/06/17	4,775,000	4,775,000
Solid Waste Disposal RB (Desert Properties) Series 2006B (LOC: MUFG UNION BANK NA)		0.90%		01/06/17	1,160,000	1,160,000
Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: WELLS FARGO BANK NA)		0.88%		01/06/17	1,065,000	1,065,000
Solid Waste Disposal RB (EDCO Disposal) Series 2007A (LOC: WELLS FARGO BANK NA)		0.88%		01/06/17	6,715,000	6,715,000
Solid Waste Disposal RB (Garden City Sanitation) Series 2009A (LOC: MUFG UNION BANK NA)		0.87%		01/06/17	21,350,000	21,350,000
Solid Waste Disposal RB (Garden City Sanitation) Series 2009B (LOC: MUFG UNION BANK NA)		0.87%		01/06/17	5,065,000	5,065,000
Solid Waste Disposal RB (Garden City Sanitation) Series 2014 (LOC: MUFG UNION BANK NA)		0.90%		01/06/17	2,905,000	2,905,000
Solid Waste Disposal RB (George Borba & Son Dairy) Series 2003 (LOC: WELLS FARGO BANK NA)		0.86%		01/06/17	3,800,000	3,800,000
Solid Waste Disposal RB (GreenWaste of Palo Alto) Series 2008B (LOC: MUFG UNION BANK NA)		0.90%		01/06/17	1,530,000	1,530,000
Solid Waste Disposal RB (J&D Wilson & Sons Dairy) Series 2004 (LOC: COBANK ACB)		0.86%		01/06/17	2,500,000	2,500,000
Solid Waste Disposal RB (Metropolitan Recycling) Series 2000A (LOC: COMERICA BANK)		0.93%		01/06/17	1,120,000	1,120,000
Solid Waste Disposal RB (Metropolitan Recycling) Series 2012A (LOC: COMERICA BANK)		0.93%		01/06/17	4,860,000	4,860,000
Solid Waste Disposal RB (Mill Valley Refuse Service) Series 2014 (LOC: COMERICA BANK)		0.93%		01/06/17	3,135,000	3,135,000
Solid Waste Disposal RB (Mission Trail Waste Systems) Series 2010A (LOC: COMERICA BANK)		0.90%		01/06/17	1,440,000	1,440,000
Solid Waste Disposal RB (Northern Recycling & Waste Services) Series 2007A (LOC: MUFG UNION BANK NA)		0.90%		01/06/17	905,000	905,000
Solid Waste Disposal RB (Orange Ave Disposal) Series 2002A (LOC: MUFG UNION BANK NA)		0.90%		01/06/17	4,550,000	4,550,000
Solid Waste Disposal RB (Ratto Group of Companies) Series 2007A (LOC: MUFG UNION BANK NA)		0.90%		01/06/17	27,235,000	27,235,000
Solid Waste Disposal RB (Ratto Group of Companies) Series 2012 (LOC: MUFG UNION BANK NA)		0.90%		01/06/17	16,500,000	16,500,000
Solid Waste Disposal RB (Recycling Industries) Series 2011 (LOC: COMERICA BANK)		0.93%		01/06/17	1,790,000	1,790,000
18
Schwab California Municipal Money Fund  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A (LOC: COMERICA BANK)		0.93%		01/06/17	125,000	125,000
Solid Waste Disposal RB (South Bay Recycling) Series 2010B (LOC: MUFG UNION BANK NA)		0.87%		01/06/17	2,990,000	2,990,000
Solid Waste Disposal RB (Talco Plastics) Series 1997A (LOC: US BANK NATIONAL ASSOCIATION)		0.79%		01/06/17	1,600,000	1,600,000
Solid Waste Disposal RB (Upper Valley Disposal Service) Series 2008A (LOC: MUFG UNION BANK NA)		0.90%		01/06/17	1,235,000	1,235,000
Solid Waste Disposal RB (Valley Vista Services) Series 2007A (LOC: COMERICA BANK)		0.93%		01/06/17	6,005,000	6,005,000
Solid Waste Disposal RB (Waste Connections) Series 2007 (LOC: BANK OF AMERICA NA)		0.80%		01/06/17	5,400,000	5,400,000
Solid Waste Disposal RB (Zerep Management) Series 2011A (LOC: COMERICA BANK)		0.93%		01/06/17	2,810,000	2,810,000
Solid Waste Disposal RB (Zerep Management) Series 2014 (LOC: COMERICA BANK)		0.93%		01/06/17	12,040,000	12,040,000
Solid Waste Disposal RB Series 2002 (LOC: COBANK ACB)		0.86%		01/06/17	3,000,000	3,000,000
Solid Waste Disposal Refunding RB (MarBorg Industries) Series 2009A (LOC: MUFG UNION BANK NA)		0.87%		01/06/17	5,330,000	5,330,000
California State Univ
RB Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	6,570,000	6,570,000
RB Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	7,160,000	7,160,000
RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	4,000,000	4,000,000
RB Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	10,325,000	10,325,000
California Statewide Communities Development Auth
Gas Supply RB Series 2010A (LOC: ROYAL BANK OF CANADA)		0.83%	01/05/17	03/01/17	50,000,000	50,000,000
Gas Supply RB Series 2010B (LOC: ROYAL BANK OF CANADA)		0.83%	01/05/17	03/01/17	89,140,000	89,140,000
IDRB (Gateway Circle) Series 2006 (LOC: CITIBANK NA)		0.93%		01/06/17	2,905,000	2,905,000
IDRB (RL Group) Series 1998C (LOC: US BANK NATIONAL ASSOCIATION)		0.83%		01/06/17	1,260,000	1,260,000
M/F Housing RB (Alhambra at Mace Ranch) Series 2014A (LOC: FEDERAL HOME LOAN BANKS)		0.74%		01/06/17	18,750,000	18,750,000
M/F Housing RB (Avian Glen Apts) Series 204CC (LOC: CITIBANK NA)		0.75%		01/06/17	4,490,000	4,490,000
M/F Housing RB (Campus Pointe Apts) Series 2008J (LOC: FEDERAL HOME LOAN BANKS)		0.78%		01/06/17	12,100,000	12,100,000
M/F Housing RB (Canyon Country Sr Apts) Series 2002M (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.69%		01/06/17	10,500,000	10,500,000
M/F Housing RB (Charter Court Apts) Series 2008L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.78%		01/06/17	13,680,000	13,680,000
M/F Housing RB (Crossings West Apts) Series 2009E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.74%		01/06/17	15,000,000	15,000,000
M/F Housing RB (Cypress Villa Apts) Series 2000F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.58%		01/06/17	4,725,000	4,725,000
M/F Housing RB (Greentree Sr Apts) Series 2000P (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.78%		01/06/17	7,350,000	7,350,000
M/F Housing RB (Heritage II Apts) Series 2014G (LOC: FEDERAL HOME LOAN BANKS)		0.74%		01/06/17	7,100,000	7,100,000
M/F Housing RB (Las Flores Village Apts) Series 2004JJ (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.83%		01/06/17	13,500,000	13,500,000
19
Schwab California Municipal Money Fund  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing RB (Laurel Park Sr Apts) Series 2002H (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.80%		01/06/17	5,500,000	5,500,000
M/F Housing RB (Oakmont of Alameda) Series 2003WW (LOC: FEDERAL HOME LOAN BANKS)		0.78%		01/06/17	12,680,000	12,680,000
M/F Housing RB (Rancho Santa Fe Village Apts) Series 2004EE (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.83%		01/06/17	12,300,000	12,300,000
M/F Housing RB (Sagewood at Stonebridge Estates) Series 2005CC (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.78%		01/06/17	9,100,000	9,100,000
M/F Housing RB (South Shore Apts) Series 2009M (LOC: FEDERAL HOME LOAN BANKS)		0.76%		01/06/17	10,290,000	10,290,000
M/F Housing RB (Stoneridge at Elk Grove) Series 2005Q (LOC: CITIBANK NA)		0.75%		01/06/17	6,240,000	6,240,000
M/F Housing RB (Varenna Assisted Living Apts) Series 2006F (LOC: FEDERAL HOME LOAN BANKS)		0.74%		01/06/17	11,385,000	11,385,000
M/F Housing Refunding RB (Arbor Ridge Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.80%		01/06/17	25,905,000	25,905,000
M/F Housing Refunding RB (Brandon Place Apts) Series 2006D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.78%		01/06/17	6,070,000	6,070,000
M/F Housing Refunding RB (Kelvin Court) Series 2012B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.75%		01/06/17	12,750,000	12,750,000
M/F Housing Refunding RB (Mariners Pointe Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.74%		01/06/17	6,500,000	6,500,000
M/F Housing Refunding RB (The Alexandria) Series 2013A (LOC: FEDERAL HOME LOAN BANKS)		0.78%		01/06/17	16,425,000	16,425,000
RB (Kaiser Permanente) Series 2002B		0.69%		01/06/17	695,000	695,000
RB (Kaiser Permanente) Series 2007A (LIQ: CITIBANK NA)	a	0.76%		01/06/17	9,800,000	9,800,000
RB (Sutter Health) Series 2004C (LIQ: CITIBANK NA)	a	0.76%		01/06/17	12,825,000	12,825,000
RB (Sutter Health) Series 2005C (LIQ: CITIBANK NA)	a	0.76%		01/06/17	6,300,000	6,300,000
RB (Sutter Health) Series 2007A,2008B,2008C (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	24,767,412	24,767,412
Refunding RB (Trinity Health) Series 2011CA (LIQ: CITIBANK NA)	a	0.76%		01/06/17	2,175,000	2,175,000
Carlsbad
M/F Housing RB (The Greens Apts) Series 2003A (LOC: CITIBANK NA)		0.78%		01/06/17	12,915,000	12,915,000
Chula Vista
M/F Housing Refunding RB (Teresina Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.63%		01/06/17	10,000,000	10,000,000
Contra Costa CCD
GO Bonds Series 2013 (LIQ: CITIBANK NA)	a	0.76%		01/06/17	7,800,000	7,800,000
GO Bonds Series 2013 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.76%		01/06/17	7,500,000	7,500,000
Contra Costa Cnty
M/F Housing RB (Creekview Apts) Series 2003B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.68%		01/06/17	32,200,000	32,200,000
Corona
MFH Refunding RB (Country Hills Apt) Series 1995B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.78%		01/06/17	6,955,000	6,955,000
Daly City HFA
M/F Housing Refunding RB (Serramonte Del Ray Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.78%		01/06/17	18,010,000	18,010,000
20
Schwab California Municipal Money Fund  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Dublin Housing Auth
M/F Housing RB (Park Sierra) Series 1998A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.65%		01/06/17	28,700,000	28,700,000
Dublin USD
GO Bonds Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.78%		01/05/17	13,235,000	13,235,000
East Bay Municipal Utility District
Water RB Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	1,830,000	1,830,000
Water Refunding RB Series 2012A (LIQ: CITIBANK NA)	a	0.76%		01/06/17	11,300,000	11,300,000
Water Sub RB Series 2005A (LIQ: CITIBANK NA)	a	0.76%		01/06/17	68,500,000	68,500,000
Water Sub Refunding RB Series 2012A (LIQ: CITIBANK NA)	a	0.76%		01/06/17	49,500,000	49,500,000
Eastern Municipal Water District
Refunding Water & Sewer RB Series 2012A		0.81%	01/05/17	04/25/17	27,000,000	26,997,798
Elsinore Valley Municipal Water District
Refunding COP Series 2011A (LOC: MUFG UNION BANK NA)		0.72%		01/06/17	3,855,000	3,855,000
Emeryville Successor Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.80%		01/06/17	57,715,000	57,715,000
Fairfield-Suisun USD
GO Bonds Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.79%		01/05/17	16,000,000	16,000,000
Foothill-DeAnza CCD
GO Bonds Series C (LIQ: CITIBANK NA)	a	0.76%		01/06/17	4,500,000	4,500,000
Grossmont Healthcare District
GO Bonds Series 2011B (ESCROW) (LIQ: CREDIT SUISSE AG)	a	0.75%		01/06/17	8,200,000	8,200,000
Hayward
M/F Housing RB (Lord Tennyson Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.83%		01/06/17	13,915,000	13,915,000
M/F Housing RB (Timbers Apts) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.80%		01/06/17	9,500,000	9,500,000
Huntington Beach
M/F Housing RB (Five Points Seniors) Series 1991A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.80%		01/06/17	4,200,000	4,200,000
Irvine
Limited Obligation Bonds (Assessment District 93-14) Series 2000 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.71%		01/06/17	12,601,000	12,601,000
Irvine Ranch Water District
Consolidated Refunding Bonds Series 2008A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.69%		01/06/17	42,850,000	42,850,000
GO Bonds Series 2016 (LIQ: BARCLAYS BANK PLC)	a	0.75%		01/06/17	4,160,000	4,160,000
Refunding Bonds Series 2011A1		0.80%	01/05/17	03/17/17	24,490,000	24,490,000
Refunding Bonds Series 2011A2		0.80%	01/05/17	03/17/17	14,550,000	14,550,000
Kings Cnty Housing Auth
M/F Housing Refunding RB (Edgewater Isle Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.73%		01/06/17	12,250,000	12,250,000
Long Beach Harbor Dept
RB Series 2015D (LIQ: CITIBANK NA)	a	0.76%		01/06/17	2,000,000	2,000,000
Long Beach USD
GO Bonds Series A (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	6,665,000	6,665,000
GO Refunding Bonds 2012 (LIQ: CREDIT SUISSE AG)	a	0.75%		01/06/17	7,750,000	7,750,000
21
Schwab California Municipal Money Fund  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Los Angeles
M/F Housing Refunding RB (Asbury Apts) Series 2003A (LOC: CITIBANK NA)		0.84%		01/06/17	4,455,000	4,455,000
Wastewater System RB Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	2,510,000	2,510,000
Wastewater System Refunding RB Series 2009A (LIQ: BARCLAYS BANK PLC)	a	0.75%		01/06/17	7,500,000	7,500,000
Wastewater System Sub Refunding RB Series 2012B (LIQ: CREDIT SUISSE AG)	a	0.75%		01/06/17	6,665,000	6,665,000
Los Angeles CCD
GO Bonds Series 2007A (ESCROW) (LIQ: CITIBANK NA)	a	0.76%		01/06/17	3,000,000	3,000,000
GO Bonds Series 2007A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.77%		01/06/17	16,540,000	16,540,000
GO Bonds Series 2008F1 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.77%		01/06/17	6,665,000	6,665,000
Los Angeles Cnty Housing Auth
M/F Housing RB (Canyon Country Villas) Series 1985H (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.74%		01/06/17	18,300,000	18,300,000
M/F Housing Refunding RB (Diamond Park Apts) Series 2010B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.78%		01/06/17	14,200,000	14,200,000
M/F Housing Refunding RB (Sand Canyon Villas) Series 2010C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.78%		01/06/17	17,000,000	17,000,000
Los Angeles Community Redevelopment Agency
M/F Housing RB (Academy Village Apts) Series 1989A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.63%		01/06/17	19,800,000	19,800,000
M/F Housing RB (Security Building) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.80%		01/06/17	10,245,000	10,245,000
M/F Refunding RB (Promenade Towers) Series 2000 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.71%		01/06/17	15,000,000	15,000,000
Los Angeles Dept of Airports
Airport RB Series 2010A (LIQ: BARCLAYS BANK PLC)	a	0.75%		01/06/17	5,245,000	5,245,035
Sr RB Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a	0.80%		01/06/17	27,295,000	27,295,000
Sr RB Series 2008A (LIQ: MORGAN STANLEY BANK NA)	a	0.78%		01/06/17	13,475,000	13,475,000
Sr RB Series 2010A (LIQ: BANK OF AMERICA NA)	a	0.76%		01/06/17	10,095,000	10,095,000
Sr RB Series 2010A (LIQ: BARCLAYS BANK PLC)	a	0.75%		01/06/17	9,120,000	9,120,000
Sr RB Series 2010A (LIQ: ROYAL BANK OF CANADA)	a	0.74%		01/06/17	8,665,000	8,665,000
Sr RB Series 2010A&D (LIQ: BARCLAYS BANK PLC)	a	0.75%		01/06/17	6,630,000	6,630,000
Sr RB Series 2010D (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	10,465,000	10,465,000
Sr RB Series 2012B (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	4,165,000	4,165,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.78%		01/06/17	5,500,000	5,500,000
Sr RB Series 2015D (LIQ: BARCLAYS BANK PLC)	a	0.77%		01/06/17	4,685,000	4,685,000
Sr RB Series 2015D (LIQ: MORGAN STANLEY BANK NA)	a	0.78%		01/06/17	7,450,000	7,450,000
Sub RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.78%		01/06/17	9,030,000	9,030,000
Los Angeles Dept of Water & Power
Power System RB Series 2001B (LIQ: BANK OF MONTREAL)		0.68%		01/06/17	50,000,000	50,000,000
Power System RB Series 2001B-1 (LIQ: BARCLAYS BANK PLC)		0.69%		01/06/17	10,350,000	10,350,000
Power System RB Series 2001B3 (LIQ: BARCLAYS BANK PLC)		0.67%		01/03/17	21,600,000	21,600,000
Power System RB Series 2001B5 (LIQ: BANK OF MONTREAL)		0.70%		01/06/17	5,300,000	5,300,000
Power System RB Series 2001B6 (LIQ: BANK OF MONTREAL)		0.62%		01/03/17	400,000	400,000
22
Schwab California Municipal Money Fund  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Power System RB Series 2001B8 (LIQ: BANK OF MONTREAL)		0.68%		01/06/17	9,500,000	9,500,000
Power System RB Series 2002A5 (LIQ: CITIBANK NA)		0.62%		01/03/17	20,325,000	20,325,000
Power System RB Series 2002A6 (LIQ: BANK OF AMERICA NA)		0.68%		01/03/17	7,200,000	7,200,000
Power System RB Series 2002A7 (LIQ: CITIBANK NA)		0.62%		01/03/17	26,250,000	26,250,000
Power System RB Series 2007A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	3,380,000	3,380,000
Power System RB Series 2008A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	8,795,000	8,795,000
Power System RB Series 2012B, 2014B&E (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	17,860,000	17,860,000
Power System RB Series 2013B (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	2,500,000	2,500,000
Water System RB Series 2001B-1 (LIQ: ROYAL BANK OF CANADA)		0.70%		01/06/17	12,900,000	12,900,000
Water System RB Series 2001B4 (LIQ: CITIBANK NA)	a	0.68%		01/06/17	33,800,000	33,800,000
Water System RB Series 2011A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.75%		01/06/17	14,230,000	14,230,000
Water System RB Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	3,665,000	3,665,000
Water System RB Series 2012A (LIQ: ROYAL BANK OF CANADA)	a	0.74%		01/06/17	12,000,000	12,000,000
Water System RB Series 2012B (LIQ: CITIBANK NA)	a	0.76%		01/06/17	12,375,000	12,375,000
Water System RB Series 2012B (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	5,000,000	5,000,000
Water System RB Series 2012B (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	10,900,000	10,900,000
Water System RB Series 2014A (LIQ: CITIBANK NA)	a	0.76%		01/06/17	1,140,000	1,140,000
Water System RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	4,000,000	4,000,000
Los Angeles IDA
IDRB (KH Enterprises) Series 2008 (LOC: BANK OF THE WEST)		0.93%		01/06/17	1,360,000	1,360,000
RB (AAA Packing & Shipping) Series 2000 (LOC: WELLS FARGO BANK NA)		0.79%		01/06/17	3,000,000	3,000,000
Los Angeles USD
GO Bonds Series 2009 (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	6,895,000	6,895,000
Monterey Peninsula Water Management District
COP (Wastewater Reclamation) Series 1992 (LOC: WELLS FARGO BANK NA)		0.72%		01/06/17	2,965,000	2,965,000
Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	a	0.81%		01/06/17	50,300,000	50,300,000
Nuveen California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	a	0.87%		01/06/17	55,000,000	55,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	a	0.84%		01/06/17	5,600,000	5,600,000
Variable Rate Demand Preferred Shares Series 6 (LOC: CITIBANK NA)	a	0.86%		01/06/17	19,300,000	19,300,000
Variable Rate Demand Preferred Shares Series 7 (LOC: ROYAL BANK OF CANADA)	a	0.84%		01/06/17	38,000,000	38,000,000
Variable Rate Demand Preferred Shares Series 8 (LOC: BARCLAYS BANK PLC)	a	0.87%		01/06/17	15,900,000	15,900,000
Orange Cnty Housing Auth
Refunding RB (Villa La Paz) Series 1998F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.71%		01/06/17	9,900,000	9,900,000
Orange Cnty Sanitation District
Wastewater Refunding Revenue Obligations Series 2015A (LIQ: CITIBANK NA)	a	0.76%		01/06/17	8,000,000	8,000,000
23
Schwab California Municipal Money Fund  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Orange Cnty Water District
Revenue COP Series 2003A (LOC: CITIBANK NA)		0.68%		01/06/17	18,875,000	18,875,000
Oxnard Financing Auth
Lease RB Series 2003B (LOC: MUFG UNION BANK NA)		0.72%		01/06/17	9,855,000	9,855,000
Lease RB Series 2006 (LOC: MUFG UNION BANK NA)		0.72%		01/06/17	19,040,000	19,040,000
Wastewater RB Series 2004B (LOC: MUFG UNION BANK NA)		0.72%		01/06/17	16,750,000	16,750,000
Palomar CCD
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	30,280,000	30,280,000
Pasadena
Refunding COP Series 2008A (LOC: BANK OF AMERICA NA)		0.72%		01/06/17	13,600,000	13,600,000
Petaluma
M/F Housing RB (Oakmont) Series 1996A (LOC: US BANK NATIONAL ASSOCIATION)		0.80%		01/06/17	2,350,000	2,350,000
Rancho Water District Financing Auth
Refunding RB Series 2008B (LOC: US BANK NATIONAL ASSOCIATION)		0.69%		01/06/17	19,100,000	19,100,000
Redondo Beach Redevelopment Agency
M/F Housing Refunding RB (Heritage Pointe Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.80%		01/06/17	10,890,000	10,890,000
Regents of the Univeristy of California
Limited RB Series 2015I (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	4,800,000	4,800,000
Richmond
Wastewater Refunding RB Series 2008A (LOC: MUFG UNION BANK NA)		0.73%		01/06/17	32,260,000	32,260,000
Riverside
Electric Refunding RB Series 2008A (LOC: BARCLAYS BANK PLC)		0.70%		01/06/17	40,465,000	40,465,000
Riverside Cnty IDA
IDRB (Cal-Mold Inc) Series 1997 (LOC: BANK OF THE WEST)		0.85%		01/06/17	1,460,000	1,460,000
Riverside Cnty Transportation Commission
LT GO RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	3,750,000	3,750,000
Sales Tax RB Series 2009C (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.70%		01/06/17	26,320,000	26,320,000
Sales Tax RB Series 2013A (LIQ: CITIBANK NA)	a	0.76%		01/06/17	1,675,000	1,675,000
Sales Tax RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	12,730,000	12,730,000
Sacramento
Water RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	13,000,000	13,000,000
Sacramento Area Flood Control Agency
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	a	0.73%		01/06/17	10,000,000	10,000,000
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	4,750,000	4,750,000
Consolidated Capital Assessment District No. 2 Bonds Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	a	0.73%		01/06/17	6,000,000	6,000,000
Consolidated Capital Assessment District No. 2 Bonds Series 2016A (LOC: BARCLAYS BANK PLC)	a	0.75%		01/06/17	4,535,000	4,535,000
Sacramento Cnty Housing Auth
M/F Housing RB (Logan Park Apts) Series 2007E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.78%		01/06/17	41,800,000	41,800,000
M/F Housing RB (Sierra Sunrise Sr Apts) Series 2004D (LOC: CITIBANK NA)		0.76%		01/06/17	4,326,000	4,326,000
M/F Housing Refunding RB (Chesapeake Commons Apts) Series 2001C (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.75%		01/06/17	15,450,000	15,450,000
24
Schwab California Municipal Money Fund  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sacramento Cnty Sanitation District Financing Auth
Refunding RB Series 2007B (LIQ: SOCIETE GENERALE SA)	a	0.73%		01/06/17	33,600,000	33,600,000
Subordinate Lien RB Series 2000C (LOC: BANK OF AMERICA NA)		0.70%		01/06/17	12,970,000	12,970,000
Sacramento Housing Auth
M/F Housing RB (Atrium Court Apts) 2002G (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.78%		01/06/17	17,200,000	17,200,000
M/F Housing RB (Hurley Creek Sr Apts) Series 2006E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.68%		01/06/17	10,265,000	10,265,000
Sacramento Suburban Water District
Refunding Revenue COP Series 2009A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.70%		01/06/17	9,550,000	9,550,000
Sacramento Transportation Auth
Sales Tax Refunding RB Series 2015A (LIQ: MIZUHO BANK LTD)		0.68%		01/06/17	49,250,000	49,250,000
San Bernardino CCD
GO Refunding Bonds Series 2013A (LIQ: CREDIT SUISSE AG)	a	0.75%		01/06/17	8,000,000	8,000,000
San Bernardino Cnty Transportation Auth
Sales Tax RB Series 2014A (LIQ: CITIBANK NA)	a	0.76%		01/06/17	8,300,000	8,300,000
San Diego CCD
GO Bonds Series 2009 (ESCROW) (LIQ: CITIBANK NA)	a	0.76%		01/06/17	3,125,000	3,125,000
GO Bonds Series 2011 (LIQ: ROYAL BANK OF CANADA)	a	0.74%		01/06/17	12,000,000	12,000,000
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2008A (LIQ: JPMORGAN CHASE BANK NA)		0.70%		01/06/17	36,030,000	36,030,000
Sales Tax RB Series 2008B (LIQ: JPMORGAN CHASE BANK NA)		0.69%		01/06/17	40,475,000	40,475,000
Sales Tax RB Series 2008C (LIQ: MIZUHO BANK LTD)		0.70%		01/06/17	22,000,000	22,000,000
Sales Tax RB Series 2008C (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.69%		01/06/17	22,055,000	22,055,000
Sales Tax RB Series 2014A (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	2,220,000	2,220,000
Sales Tax RB Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	11,490,000	11,490,000
San Diego Cnty Water Auth
Water Revenue COP Series 2008A (ESCROW) (LIQ: CITIBANK NA)	a	0.76%		01/06/17	33,580,000	33,580,000
Water Revenue COP Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	5,810,000	5,810,000
San Diego Housing Auth
M/F Mortgage Refunding RB (Creekside Villa Apts) Series 1999B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.75%		01/06/17	5,220,000	5,220,000
San Diego Public Facilities Financing Auth
Sr Sewer Refunding RB Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	a	0.82%		01/06/17	1,875,000	1,875,000
San Diego USD
GO Bonds Series 2013C (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.75%		01/06/17	20,000,000	20,000,000
San Francisco
Refunding COP Series 2010A (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	3,325,000	3,325,000
San Francisco Airport Commission
Refunding RB 2nd Series 2010A3 (LOC: BANK OF AMERICA NA)		0.72%		01/06/17	12,700,000	12,700,000
Refunding RB 2nd Series 37C (LOC: MUFG UNION BANK NA)		0.70%		01/06/17	20,050,000	20,050,000
Refunding RB Second Series 36A (LOC: WELLS FARGO BANK NA)		0.71%		01/06/17	27,000,000	27,000,000
Refunding RB Second Series 36B (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.66%		01/06/17	290,000	290,000
25
Schwab California Municipal Money Fund  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Refunding RB Second Series 36C (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.71%		01/06/17	13,570,000	13,570,000
Refunding RB Series 2010A-2 (LOC: BANK OF AMERICA NA)		0.72%		01/06/17	50,000,000	50,000,000
San Francisco Finance Corp
Lease Refunding RB Series 2008-1 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.70%		01/06/17	13,975,000	13,975,000
Lease Refunding RB Series 2008-2 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.70%		01/06/17	7,375,000	7,375,000
San Francisco Housing Auth
M/F Housing Refunding RB (Valencia Gardens) Series 2004 (LOC: CITIBANK NA)		0.76%		01/06/17	5,920,000	5,920,000
San Francisco Public Utilities Commission
Water RB 2011 & 2012A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.76%		01/06/17	8,685,000	8,685,000
Water RB 2012A (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	6,665,000	6,665,000
Water RB Series 2011A (LIQ: BANK OF AMERICA NA)	a	0.76%		01/06/17	18,660,000	18,660,000
San Francisco Redevelopment Agency
M/F Housing RB (3rd & Mission) Series 1999C (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.63%		01/06/17	4,500,000	4,500,000
M/F Housing RB (Orlando Cepeda Place Apts) Series 2000D (LOC: CITIBANK NA)		0.84%		01/06/17	5,625,000	5,625,000
M/F Housing Refunding RB (Fillmore Center) Series 1992A1 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.76%		01/06/17	30,100,000	30,100,000
M/F Housing Refunding RB (Fillmore Center) Series 1992A2 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.78%		01/06/17	3,750,000	3,750,000
San Jose
M/F Housing RB (Pollard Plaza Apts) Series 2002D (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.75%		01/06/17	6,295,000	6,295,000
M/F Housing RB (Villa Monterey Apts) Series 2002F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.78%		01/06/17	2,000,000	2,000,000
San Jose-Evergreen CCD
GO Bonds Series A (LIQ: CITIBANK NA)	a	0.76%		01/06/17	3,980,000	3,980,000
San Luis Obispo Cnty CCD
GO Bonds Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.82%		01/06/17	6,580,000	6,580,000
San Marcos Redevelopment Agency
M/F Housing RB (Grandon Village) Series 2002A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.83%		01/06/17	13,390,000	13,390,000
San Marcos USD
GO Bonds Series A (LIQ: JPMORGAN CHASE BANK NA)	a	0.84%		01/06/17	5,340,000	5,340,000
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	11,665,000	11,665,000
San Mateo Cnty CCD
GO Bonds Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	8,810,000	8,810,000
San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB Series 2013A (LIQ: BARCLAYS BANK PLC)	a	0.75%		01/06/17	10,675,000	10,675,000
Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts) Series 2005C (LOC: MUFG UNION BANK NA)		0.85%		01/06/17	8,077,000	8,077,000
M/F Housing Refunding RB (Willows Apts) Series 2005A (LOC: MUFG UNION BANK NA)		0.76%		01/06/17	3,880,000	3,880,000
26
Schwab California Municipal Money Fund  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2008A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.71%		01/06/17	19,900,000	19,900,000
Sales Tax Refunding RB Series 2008B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.70%		01/06/17	12,000,000	12,000,000
Sales Tax Refunding RB Series 2008C (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.68%		01/06/17	10,975,000	10,975,000
Sales Tax Refunding RB Series 2008D (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.70%		01/06/17	24,775,000	24,775,000
Sausalito
M/F Housing RB (Rotary Village) Series 2003 (LOC: BANK OF THE WEST)		0.80%		01/06/17	1,870,000	1,870,000
South San Francisco USD
GO Bonds Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.78%		01/05/17	6,505,000	6,505,000
Southern California Metropolitan Water District
Water RB Series 2000B3 (LIQ: WELLS FARGO BANK NA)		0.67%		01/03/17	22,400,000	22,400,000
Water Refunding RB Series 2009A2		0.88%	01/05/17	07/10/17	30,000,000	30,000,000
Water Refunding RB Series 2009C (LIQ: BARCLAYS BANK PLC)	a	0.75%		01/06/17	2,500,000	2,500,000
Water Refunding RB Series 2011A1		0.88%	01/05/17	07/10/17	15,230,000	15,230,000
Water Refunding RB Series 2011A3		0.88%	01/05/17	07/10/17	20,000,000	20,000,000
Water Refunding RB Series 2013D		0.67%		01/06/17	5,000,000	5,000,000
Water Refunding RB Series 2013E		0.84%	01/05/17	06/05/17	31,910,000	31,910,000
Water Refunding RB Series 2014D		0.68%		01/06/17	22,125,000	22,125,000
Water Refunding RB Series 2015A1		0.66%		01/06/17	4,800,000	4,800,000
Water Refunding RB Series 2015A2		0.66%		01/06/17	300,000	300,000
Water Refunding RB Series 2016B1 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.68%		01/03/17	25,500,000	25,500,000
Southern California Public Power Auth
RB (Milford Wind Corridor Phase II) 2011-1 (LIQ: BARCLAYS BANK PLC)	a	0.75%		01/06/17	8,860,000	8,860,000
Refunding RB (Palo Verde) Series 2008A (LOC: BARCLAYS BANK PLC)		0.75%		01/06/17	4,500,000	4,500,000
Refunding RB (Palo Verde) Series 2008B (LOC: BARCLAYS BANK PLC)		0.75%		01/06/17	1,100,000	1,100,000
Univ of California
General RB Series 2009Q (LIQ: BARCLAYS BANK PLC)	a	0.75%		01/06/17	6,665,000	6,665,000
General RB Series 2013AF (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	6,500,000	6,500,000
General RB Series 2013AI & 2016AR (LIQ: TORONTO-DOMINION BANK/THE)	a	0.76%		01/06/17	2,685,000	2,685,000
General RB Series 2013AI (LIQ: BARCLAYS BANK PLC)	a	0.75%		01/06/17	4,000,000	4,000,000
General RB Series 2013AI (LIQ: CREDIT SUISSE AG)	a	0.73%		01/06/17	10,665,000	10,665,000
General RB Series 2013AI (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	3,300,000	3,300,000
General RB Series 2014AM (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	11,080,000	11,080,000
General RB Series 2014AM (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	7,600,000	7,600,000
General RB Series 2016 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.76%		01/06/17	2,000,000	2,000,000
General RB Series 2016AR (LIQ: TORONTO-DOMINION BANK/THE)	a	0.76%		01/06/17	3,045,000	3,045,000
Limited Project RB Series 2012G (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	4,695,000	4,695,000
Limited Project RB Series 2015I (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	9,600,000	9,600,000
Medical Center Pooled RB Series 2013J (LIQ: BARCLAYS BANK PLC)	a	0.75%		01/06/17	20,850,000	20,850,000
27
Schwab California Municipal Money Fund  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Medical Center Pooled RB Series 2013J (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	15,505,000	15,505,000
Medical Center Pooled RB Series 2016L (LIQ: BARCLAYS BANK PLC)	a	0.75%		01/06/17	23,390,000	23,390,000
Ventura Cnty Public Financing Auth
Lease RB Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	11,315,000	11,315,000
West Valley-Mission CCD
GO Bonds Series 2015B (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	8,500,000	8,500,000
Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royal) Series 2000A (LOC: MUFG UNION BANK NA)		0.84%		01/06/17	5,165,000	5,165,000
Yosemite CCD
GO Bonds Series 2008C (ESCROW) (LIQ: BANK OF AMERICA NA)	a	0.76%		01/06/17	12,000,000	12,000,000
Total Variable-Rate Municipal Securities
(Cost $5,156,749,984)						5,156,749,984

End of Investments.

At 12/31/16, the tax basis cost of the fund's investments was $6,864,660,203.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,681,921,103 or 24.7% of net assets.

AUTH —	Authority
BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district

At December 31, 2016, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2016. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
28
Schwab California Municipal Money Fund  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Statement of Assets and Liabilities

As of December 31, 2016
Assets
Investments, at cost and value (Note 2a)		$6,864,660,203
Cash		155,981
Receivables:
Investments sold		9,175,173
Interest		9,216,184
Fund shares sold		2,186,950
Prepaid expenses	+	54,934
Total assets		6,885,449,425
Liabilities
Payables:
Investments bought		69,720,024
Investment adviser and administrator fees		1,856,421
Shareholder service fees		402,076
Fund shares redeemed		1,029,358
Distributions to shareholders		33,573
Accrued expenses	+	137,062
Total liabilities		73,178,514
Net Assets
Total assets		6,885,449,425
Total liabilities	–	73,178,514
Net assets		$6,812,270,911
Net Assets by Source
Capital received from investors		6,812,645,636
Net realized capital losses		(374,725)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$6,028,131,699		6,026,596,515		$1.00
Value Advantage Shares	$784,139,212		783,940,865		$1.00

29
Schwab California Municipal Money Fund  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Statement of Operations

For the period January 1, 2016 through December 31, 2016
Investment Income
Interest		$30,197,026
Expenses
Investment adviser and administrator fees		22,314,396
Shareholder service fees:
Sweep Shares		21,748,346
Value Advantage Shares		1,464,504
Portfolio accounting fees		212,310
Custodian fees		107,523
Professional fees		84,545
Registration fees		59,111
Independent trustees' fees		55,759
Transfer agent fees		52,968
Shareholder reports		37,900
Interest expense		1,911
Other expenses	+	104,523
Total expenses		46,243,796
Expense reduction by CSIM and its affiliates	–	19,478,107
Net expenses	–	26,765,689
Net investment income		3,431,337
Realized Gains (Losses)
Net realized losses on investments		(374,725)
Increase in net assets resulting from operations		$3,056,612
30
Schwab California Municipal Money Fund  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/16-12/31/16		1/1/15-12/31/15
Net investment income		$3,431,337	$701,827
Net realized gains (losses)	+	(374,725)	2,185,694
Increase in net assets from operations		3,056,612	2,887,521
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(2,644,297)	(629,344)
Value Advantage Shares	+	(787,040)	(72,483)
Total distributions from net investment income		(3,431,337)	(701,827)
Distributions from net realized gains
Sweep Shares		(422)	(1,136,983)
Value Advantage Shares	+	(55)	(119,090)
Total distributions from net realized gains		(477)	(1,256,073)
Total distributions		(3,431,814)	(1,957,900)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		13,408,558,914	15,052,744,828
Value Advantage Shares	+	387,230,242	146,760,892
Total shares sold		13,795,789,156	15,199,505,720
Shares Reinvested
Sweep Shares		2,623,542	1,751,066
Value Advantage Shares	+	691,483	172,266
Total shares reinvested		3,315,025	1,923,332
Shares Redeemed
Sweep Shares		(13,855,117,910)	(15,021,631,893)
Value Advantage Shares	+	(281,794,544)	(240,381,725)
Total shares redeemed		(14,136,912,454)	(15,262,013,618)
Net transactions in fund shares		(337,808,273)	(60,584,566)
Net Assets
Beginning of period		7,150,454,386	7,210,109,331
Total decrease	+	(338,183,475)	(59,654,945)
End of period		$6,812,270,911	$7,150,454,386
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
31
Schwab California Municipal Money Fund  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Financial Notes

1. Business Structure of the Funds:
Schwab California Municipal Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Money Market Fund™	Schwab Variable Share Price Money Fund™
Schwab Government Money Fund™	Schwab Retirement Government Money Fund™
Schwab U.S. Treasury Money Fund™	Schwab Municipal Money Fund™
Schwab Treasury Obligations Money Fund™	Schwab AMT Tax-Free Money Fund™
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Advisor Cash Reserves®	Schwab New York Municipal Money Fund™
Schwab Cash Reserves™	Schwab New Jersey Municipal Money Fund™
Schwab Retirement Advantage Money Fund®	Schwab Pennsylvania Municipal Money Fund™
Schwab Investor Money Fund®	Schwab Massachusetts Municipal Money Fund™
Schwab California Municipal Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the
32
Schwab California Municipal Money Fund  |  Annual Report

Schwab California Municipal Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed Delivery Transactions and When-Issued Securities. During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Portfolio Holdings. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its record with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
33
Schwab California Municipal Money Fund  |  Annual Report

Schwab California Municipal Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Credit and Liquidity Enhancements:
A substantial portion of the fund’s investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of the fund’s investments in securities with these types of enhancements, as well as the name of the entity providing the largest proportion of enhancements in the fund.
% of investments in securities with credit enhancements or liquidity enhancements	85%
Largest % of investments in securities with credit enhancements or liquidity enhancements from a single institution	9% (Citibank NA)
For additional information, please refer to the fund’s Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit “LOC,” guaranty “GTY” and/or liquidity agreement “LIQ,” respectively, along with the institution providing the enhancement.

4. Risk Factors:
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other
34
Schwab California Municipal Money Fund  |  Annual Report

Schwab California Municipal Money Fund
Financial Notes (continued)

4. Risk Factors (continued):
factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Retail Money Market Fund Risk. The fund qualifies as a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Prior to and upon conversion to a “retail money market fund,” the fund may involuntarily redeem any investor who is not a natural person. The fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” the fund will be permitted to continue to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. The fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor or liquidity provider of a portfolio investment fails to honor its obligations. For fixed-rate investments, negative perceptions of the ability of an issuer, guarantor or liquidity provider to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. The fund's investments in securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for a purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
35
Schwab California Municipal Money Fund  |  Annual Report

Schwab California Municipal Money Fund
Financial Notes (continued)

4. Risk Factors (continued):
State Risk. The fund invests primarily in securities issued by the State of California and its municipalities. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund’s portfolio. Further, the fund’s share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting the State of California and/or its municipalities. The possibility exists that a natural disaster, including an earthquake, could create a major dislocation of the California economy and significantly affect the ability of state and local governments to raise money to pay principal and interest on their municipal securities. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.
Investment Concentration Risk. To the extent that the fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
Taxable Determinations Risk. Some of the fund’s income could be taxable. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

5. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
36
Schwab California Municipal Money Fund  |  Annual Report

Schwab California Municipal Money Fund
Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended December 31, 2016, the aggregate advisory fee paid to CSIM by the fund was 0.32%, as a percentage of the fund's average daily net assets.
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. The Plan also enables the Sweep Shares of the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Sweep Shares of the fund are also subject to an annual sweep administration fee of up to the amount set forth below. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund's shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
	Shareholder Servicing Fee	Sweep Administration Fee
Sweep Shares	0.25%	0.10%
Value Advantage Shares	0.22%	n/a
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation), as follows:
Sweep Shares	0.60%
Value Advantage Shares	0.45%
In addition, effective January 1, 2016 through December 31, 2016, CSIM and its affiliates agreed to waive an additional amount of the fund's expenses equal to 0.005% of the fund's average daily net assets.
During the period ended December 31, 2016, the fund waived $19,478,107 in expenses of which $6,307,370 was waived in accordance with the contractual expense limitation agreement noted above.
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund.
The fund may engage in direct transactions with certain other Schwab funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2016, the fund's total aggregate security transactions with other Schwab funds was $404,371,732 and includes realized losses of ($100,054).
37
Schwab California Municipal Money Fund  |  Annual Report

Schwab California Municipal Money Fund
Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), which matured on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. On October 6, 2016, the Credit Facility was amended to run for a new 364 day period with an increased line of $555 million and a commitment fee of 0.15% per annum. There were no borrowings from the line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:
As of December 31, 2016, the fund had no undistributed earnings on a tax basis.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2016, the fund had capital loss carryforwards of $374,725 with no expiration*.
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2016, the fund had no capital losses deferred and no capital loss carryforwards utilized.
The tax-basis components of distributions paid during the current and prior fiscal years were as follows:
Current period distributions
Tax-exempt income	$3,431,337
Ordinary income	477
Long-term capital gains	—
Prior period distributions
Tax-exempt income	$701,827
Ordinary income	17,481
Long-term capital gains	1,238,592
38
Schwab California Municipal Money Fund  |  Annual Report

Schwab California Municipal Money Fund
Financial Notes (continued)

8. Federal Income Taxes (continued):
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2016, the fund made the following reclassifications:
Capital shares	($17)
Net realized capital gains and losses	17
As of December 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the fund did not incur any interest or penalties.

9. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the fund's financial statements and related disclosures.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
39
Schwab California Municipal Money Fund  |  Annual Report

Schwab California Municipal Money Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab California Municipal Money Fund
In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab California Municipal Money Fund (one of the funds constituting The Charles Schwab Family of Funds, hereafter referred to as the “Fund”) at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2017
40
Schwab California Municipal Money Fund  |  Annual Report

Schwab California Municipal Money Fund
Other Federal Tax Information (unaudited)

The fund designates 100% of the distributions paid from net investment income as exempt-interest dividends under Internal Revenue Code section 852(b)(5) and under California Revenue and Taxation Code section 17145 for the year ended December 31, 2016.
41
Schwab California Municipal Money Fund  |  Annual Report

Schwab California Municipal Money Fund
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 110 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund's Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	110	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	110	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	110	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	110	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
42
Schwab California Municipal Money Fund  |  Annual Report

Schwab California Municipal Money Fund
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	110	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	110	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	110	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	110	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	110	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

43
Schwab California Municipal Money Fund  |  Annual Report

Schwab California Municipal Money Fund
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	110	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	110	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer (May 2007 – present), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 - Feb. 2016), Schwab Holdings, Inc.	110	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
44
Schwab California Municipal Money Fund  |  Annual Report

Schwab California Municipal Money Fund
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
45
Schwab California Municipal Money Fund  |  Annual Report

Schwab California Municipal Money Fund
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
escrow  The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
fixed rate notes  A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.
Guaranty (GTY)  An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
Letter of Credit (LOC)  An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.
Liquidity (LIQ)  A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset,

46
Schwab California Municipal Money Fund  |  Annual Report

Schwab California Municipal Money Fund
demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
money market securities  High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue anticipation notes  Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.
taxable-equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0%
(4.5% ÷ [1 – 0.25%] = 6.0%).
tax anticipation notes  Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.
tender option bond  A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
variable rate demand preferred shares (VRDP)  Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov immediately upon filing.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

47
Schwab California Municipal Money Fund  |  Annual Report

Schwab California Municipal Money Fund
PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•   APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•   TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•   when we use other companies to provide services for us, such as printing and mailing your account statements;
•   when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2016 Schwab Funds. All rights reserved.

48
Schwab California Municipal Money Fund  |  Annual Report

Notes

Notes

Notes

Schwab California Municipal Money Fund
Our straightforward approach sets us apart.

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus, or if available, the summary prospectus. Please call 1-877-824-5615 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2017 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

This page is intentionally left blank.

MFR26569-14
00189432

Annual Report  |  December 31, 2016
Schwab Cash Reserves™

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).
1
Schwab Cash Reserves  |  Annual Report

Schwab Cash Reserves
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
fund covered in this report.
Dear Shareholder,
At this time of the year, many of us set personal intentions and make resolutions for the New Year. Along those same lines, at Charles Schwab Investment Management, we also look to the year ahead and at ways we can continue to help you achieve your financial goals. In 2017, we intend to keep making your investing experience with us as positive and transparent as we can, continuing to put you, our investors, first.
The 12-months ended December 31, 2016, brought some notable changes to most money market funds. Final implementation of Money Market Fund Reform went into effect in October, causing uncertainty in much of the industry. Then, in December, the Federal Reserve raised interest rates for the first time in a year, resulting in rising yields for many money market funds.
Money market funds remain in the spotlight amid expectations for further rate increases in the coming year. Generally, the search for places to put savings—either temporarily or as part of a permanent cash allocation—has led investors to opt for the highest-yielding option. But we believe it’s important to remember that yield is only one facet of owning such investments. Schwab Cash Reserves (the fund) is designed to offer investors stability of capital and liquidity, along with yield. Our investment risk team regularly conducts tests to evaluate the impact of various factors on fund holdings, including increases and decreases in short-term rates, widening of credit spreads, downgrades and defaults of issuers, fund cash flow, and shareholder activity. The fund’s portfolio managers may adjust the investment holdings as a result of these findings, for example, by shortening or lengthening the average maturity of the assets in the fund’s portfolio.
We also work hard to give you the best online investor experience we can, providing access to industry insights, fund performance, and much more. Earlier this year, we further bolstered our online resources for the Schwab Money Funds. Our website includes information on the daily and weekly liquid assets, net inflows and outflows for the funds, and the current NAV and market-based NAV per share. These reporting and disclosure changes are intended to provide additional information and transparency, so that you can better track your investments.
Within the Schwab Money Funds lineup, there are several different options for investors to choose from, including Schwab Purchased Money Funds. The Schwab Purchased Money Funds are designed to offer a number of notable benefits, including capital preservation for existing or upcoming obligations or to reduce the risk of an investor’s portfolio, and investment options for both retail and institutional accounts. If an investor is able to meet fund minimums and is willing to buy and sell positions to manage his/her cash investments, the Schwab Purchased Money Funds could be a great option for an investor’s portfolio.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the fund, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ Money market funds remain in the spotlight amid expectations for further rate increases in the coming year.”
2
Schwab Cash Reserves  |  Annual Report

Schwab Cash Reserves
The Investment Environment

Over the reporting period ended December 31, 2016, yields on taxable money market funds generally remained low as the Federal Reserve (Fed) left the federal funds rate unchanged for most of 2016. Slowing global growth and inconsistent U.S. economic data contributed to the Fed’s decision to hold short-term interest rates steady through November, as did spikes in volatility tied to the United Kingdom’s decision in June to leave the European Union (Brexit) and the U.S. presidential election. However, as the U.S. economy began to pick up and show signs of lasting stability, the Fed unanimously voted to raise rates at its last meeting of the year in December. Yields on short-term securities rose soon after, including the yields on many taxable money market funds.
Outside the U.S., many countries continued to face weak economic growth and inflation below targeted levels. In response, central banks in both Asia and Europe took steps to stimulate their respective economies, and maintained or increased accommodative monetary policy measures. Early in the reporting period, the European Central Bank (ECB) expanded its quantitative easing program and launched a program that provides cheap funding to European banks, while also maintaining a negative overnight deposit facility rate. At the end of the year, the ECB announced that it would cut the amount of bonds it was purchasing, but would extend the bond buying program through December of 2017. In Asia, the Bank of Japan launched negative interest rates in February to encourage lending, and later in the reporting period introduced yield curve management as a policy tool, targeting interest rates on government bonds to achieve its inflation goal. Facing slowing growth, the People’s Bank of China (PBOC) lowered the reserve requirement for banks which increased the funds available for banks to make loans. The PBOC also flooded the economy with credit during the reporting period, hoping to further encourage financial institutions to increase lending.
Overall, yields on U.S. Treasuries remained low for much of 2016 and did not increase until the end of the reporting period. Short-term rates, which are directly influenced by Fed policy, rose as expectations for a December Fed rate hike increased. Longer-term yields, which are generally driven by growth and inflation expectations, rose in the second half of 2016 and climbed further following the unexpected outcome of the U.S. presidential election. The yields on many international government-backed securities also remained lower than those in the U.S., with some in negative territory, further increasing the appeal of U.S. Treasuries.
Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs or expenses, and you cannot invest in them directly. For index definitions, please see the Glossary.
Management views may have changed since the report date.
Past performance cannot guarantee future results
3
Schwab Cash Reserves  |  Annual Report

Schwab Cash Reserves
Fund Management

Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Michael Lin, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.
4
Schwab Cash Reserves  |  Annual Report

Schwab Cash Reserves
Performance and Fund Facts as of 12/31/16

Schwab Cash Reserves (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable- and floating-rate debt securities, and obligations issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
As yields on money market securities remained historically low, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the 12-month reporting period ended December 31, 2016, to help the fund maintain a positive net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. For the 12-month reporting period ended December 31, 2016, many global markets experienced bouts of heightened volatility. Early in the year, concerns surrounding China’s decelerating economy and sharp fluctuations in the price of oil contributed to market uncertainty, while the United Kingdom’s vote to leave the European Union (Brexit) and the U.S. presidential election added to volatility later in the reporting period. Throughout the year, speculation around the timing of another short-term interest rate increase by the Federal Reserve (Fed) caused investor uncertainty and played a role in market movements. The Fed left the federal funds rate unchanged for most of 2016, only raising it at the Fed’s last meeting of the year in December. The increase in short-term interest rates was expected, and most markets remained orderly as a result.
The implementation of Money Market Fund Reform played a key role in the steepness of the prime money market yield curve over the reporting period, as well as in the large outflows and inflows that the money market fund industry experienced in the months prior to final implementation. During the 12-month reporting period, the industry saw an approximate $1 trillion shift in assets from prime money market funds to government money market funds, most of which took place in June through October. The shift in assets went very smoothly, in large part due to the Fed’s Reverse Repurchase Facility providing much needed supply for the government money market funds.
As investors shifted assets from prime money market funds to government money market funds, spreads widened between these two types of securities. Due to this shift in investor demand, yields on prime securities rose while yields on government securities declined.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. Rates on short-term securities fluctuated during the period, largely driven by the impact of Money Market Fund Reform implementation as well as the uncertainty surrounding future Fed interest rate hikes. In this environment, the weighted average maturity (WAM) of the fund started the reporting period at 36 days and ended at 41 days.

Portfolio Composition By Maturity % of Investments1
Portfolio Composition by Security Type % of Investments

Statistics
Weighted Average Maturity[2]	41 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
5
Schwab Cash Reserves  |  Annual Report

Schwab Cash Reserves
Performance and Fund Facts as of 12/31/16 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Cash Reserves
Sweep Shares
Ticker Symbol	SWSXX
Minimum Initial Investment	*
Seven-Day Yield (with waivers)[1]	0.34%
Seven-Day Yield (without waivers)[1]	0.27%
Seven-Day Effective Yield (with waivers)[1]	0.34%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
6
Schwab Cash Reserves  |  Annual Report

Schwab Cash Reserves
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2016 and held through December 31, 2016.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 7/1/16	Ending Account Value (Net of Expenses) at 12/31/16	Expenses Paid During Period[2] 7/1/16–12/31/16
Schwab Cash Reserves
Actual Return	0.62%	$1,000.00	$1,000.90	$3.12
Hypothetical 5% Return	0.62%	$1,000.00	$1,021.98	$3.15

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.
7
Schwab Cash Reserves  |  Annual Report

Schwab Cash Reserves
Financial Statements
Financial Highlights
	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	—	—	—	—
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.13%	0.06%	0.06%	0.06%	0.06%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.56% [3]	0.22% [3]	0.16% [3]	0.20% [3]	0.23% [3],[4]
Gross operating expenses	0.70%	0.70%	0.70%	0.70%	0.70% [4]
Net investment income (loss)	0.12%	0.06%	0.06%	0.06%	0.06%
Net assets, end of period (x 1,000,000)	$40,503	$40,678	$39,326	$39,452	$37,498

1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
4
The ratio of gross operating expenses would have been 0.71%, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.
8
Schwab Cash Reserves  |  Annual Report
See financial notes

Schwab Cash Reserves
Portfolio Holdings as of December 31, 2016

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
59.7%	Fixed-Rate Obligations	24,165,642,290	24,165,642,290
17.5%	Variable-Rate Obligations	7,102,245,582	7,102,245,582
22.7%	Repurchase Agreements	9,201,679,762	9,201,679,762
99.9%	Total Investments	40,469,567,634	40,469,567,634
0.1%	Other Assets and Liabilities, Net		33,203,073
100.0%	Net Assets		40,502,770,707

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 59.7% of net assets
Asset-Backed Commercial Paper 10.6%
ATLANTIC ASSET SECURITIZATION LLC	a,b	1.06%		03/09/17	1,000,000	998,027
BARTON CAPITAL SA	a,b	0.75%		01/09/17	6,000,000	5,999,000
	a,b	1.05%		03/06/17	42,000,000	41,921,600
BEDFORD ROW FUNDING CORP	a,b	1.26%		03/20/17	153,000,000	152,585,625
	a,b	1.21%		03/27/17	80,000,000	79,773,333
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	0.85%		01/03/17	2,000,000	1,999,906
	a,b	1.08%		01/06/17	83,000,000	82,987,550
	a,b	1.05%		02/02/17	73,000,000	72,931,867
CAFCO LLC	a,b	1.24%		02/22/17	50,000,000	49,911,167
	a,b	0.95%		03/15/17	40,000,000	39,922,944
	a,b	1.24%		03/20/17	25,000,000	24,933,375
	a,b	1.18%		05/22/17	50,000,000	49,770,875
CANCARA ASSET SECURITISATION LLC	a,b	1.02%		01/03/17	3,000,000	2,999,830
CHARTA LLC	a,b	1.13%		02/02/17	1,000,000	999,004
	a,b	1.16%		02/08/17	4,000,000	3,995,144
	a,b	0.94%		02/17/17	50,000,000	49,938,639
	a,b	0.95%		03/15/17	22,000,000	21,957,619
	a,b	1.06%		03/17/17	64,000,000	63,858,667
	a,b	1.06%		03/21/17	69,000,000	68,839,498
	a,b	1.08%		03/29/17	49,000,000	48,872,110
	a,b	1.26%		06/12/17	2,000,000	1,988,750
9
Schwab Cash Reserves  |  Annual Report
See financial notes

Schwab Cash Reserves
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	1.00%		01/18/17	150,000,000	149,929,167
	a	0.95%		01/23/17	143,000,000	142,916,980
	a	1.31%		06/27/17	9,000,000	8,942,475
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.21%		04/19/17	20,000,000	19,928,000
	a,b	1.31%		06/22/17	9,000,000	8,944,100
	a,b	1.31%		06/28/17	2,000,000	1,987,144
CRC FUNDING LLC	a,b	1.24%		03/20/17	50,000,000	49,866,750
GOTHAM FUNDING CORP	a,b	1.00%		01/05/17	3,000,000	2,999,667
	a,b	0.80%		01/06/17	31,000,000	30,996,556
	a,b	0.80%		01/09/17	40,000,000	39,992,889
KELLS FUNDING LLC	a,b	1.04%		01/20/17	10,000,000	9,995,378
	a,b	1.04%		01/23/17	2,000,000	1,999,018
	a,b	0.99%		03/14/17	125,000,000	124,769,687
	a,b	0.98%		03/22/17	45,000,000	44,908,125
	a,b	0.98%		03/23/17	130,000,000	129,723,967
	a,b	0.98%		03/24/17	10,000,000	9,978,494
	a,b	1.00%		03/29/17	130,000,000	129,703,889
	a,b	0.98%		03/30/17	100,000,000	99,768,611
	a,b	1.04%		04/12/17	282,000,000	281,217,920
	a,b	1.04%		04/13/17	64,000,000	63,816,960
LMA AMERICAS LLC	a,b	0.92%		02/14/17	174,000,000	173,804,347
	a,b	1.08%		03/09/17	109,000,000	108,780,910
MANHATTAN ASSET FUNDING CO LLC	a,b	0.85%		01/20/17	51,000,000	50,977,121
	a,b	0.83%		01/26/17	8,930,000	8,924,853
METLIFE SHORT TERM FUNDING LLC	a,b	0.92%		01/03/17	43,000,000	42,997,802
	a,b	0.97%		01/24/17	72,000,000	71,955,380
	a,b	0.94%		02/13/17	85,000,000	84,904,564
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	0.81%		02/01/17	42,000,000	41,970,705
	a,b	1.16%		02/13/17	7,000,000	6,990,385
	a,b	0.90%		02/21/17	99,000,000	98,873,775
OLD LINE FUNDING LLC	a,b	0.85%		02/14/17	50,000,000	49,948,055
RIDGEFIELD FUNDING COMPANY LLC	a,b	1.05%		03/06/17	275,000,000	274,486,667
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.03%		01/04/17	250,000,000	249,978,542
	a,b	1.07%		01/17/17	106,000,000	105,949,591
	a,b	0.97%		02/21/17	17,000,000	16,976,639
	a,b	0.97%		02/22/17	59,000,000	58,917,334
	a,b	1.05%		03/08/17	78,000,000	77,849,850
	a,b	1.03%		03/13/17	86,000,000	85,825,300
STARBIRD FUNDING CORP	a,b	0.92%		02/14/17	54,000,000	53,939,280
THUNDER BAY FUNDING LLC	a,b	0.94%		02/13/17	81,000,000	80,909,055
	a,b	0.97%		03/10/17	15,000,000	14,972,517
	a,b	1.12%		03/15/17	81,000,000	80,816,040
	a,b	1.16%		04/18/17	24,000,000	23,917,967
VERSAILLES COMMERCIAL PAPER LLC	a,b	0.98%		02/02/17	40,000,000	39,965,156
	a,b	0.98%		02/07/17	24,000,000	23,975,827
	a,b	0.98%		02/15/17	69,000,000	68,915,475
10
Schwab Cash Reserves  |  Annual Report
See financial notes

Schwab Cash Reserves
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
VICTORY RECEIVABLES CORP	a,b	0.75%		01/04/17	17,887,000	17,885,882
	a,b	1.00%		01/05/17	20,000,000	19,997,778
	a,b	1.02%		03/20/17	46,000,000	45,898,340
						4,300,875,444
Financial Company Commercial Paper 5.5%
BPCE SA	b	1.04%		01/05/17	78,000,000	77,990,987
	b	0.91%		01/09/17	26,460,000	26,454,649
	b	0.99%		02/01/17	97,000,000	96,917,308
	b	0.88%		02/03/17	132,000,000	131,893,520
	b	0.90%		02/14/17	116,000,000	115,872,400
DNB BANK ASA	b	0.59%		01/10/17	215,000,000	214,968,556
HSBC USA INC	b	1.14%		05/01/17	6,000,000	5,977,400
	b	1.16%		05/15/17	38,000,000	37,837,339
ING US FUNDING LLC	a	1.22%		04/03/17	165,000,000	164,489,783
	a	1.22%		04/04/17	98,000,000	97,693,668
	a	1.29%		06/20/17	132,000,000	131,202,133
MACQUARIE BANK LTD	b	1.15%		03/28/17	56,000,000	55,846,156
NATIONWIDE BUILDING SOCIETY	b	0.91%		02/21/17	176,000,000	175,773,107
OVERSEA-CHINESE BANKING CORPORATION LTD	b	1.10%		05/15/17	138,000,000	137,440,103
SUMITOMO MITSUI BANKING CORPORATION	b	1.06%		01/17/17	105,000,000	104,951,000
TORONTO DOMINION HOLDINGS USA INC	a,b	1.16%		03/21/17	83,000,000	82,790,540
UNITED OVERSEAS BANK LTD	b	0.90%		01/18/17	97,000,000	96,958,775
	b	0.99%		02/17/17	65,000,000	64,915,988
	b	1.06%		04/03/17	2,000,000	1,994,582
	b	1.22%		04/06/17	35,000,000	34,888,243
	b	1.08%		04/07/17	9,000,000	8,974,080
	b	1.21%		04/13/17	139,000,000	138,527,400
WESTPAC BANKING CORP	b	1.06%		04/28/17	224,000,000	223,228,320
						2,227,586,037
Certificates of Deposit 34.3%
ABBEY NATIONAL TREASURY SERVICES PLC (STAMFORD BRANCH)	a	1.00%		01/03/17	200,000,000	200,000,000
	a	0.66%		01/05/17	203,000,000	203,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.25%		02/27/17	25,000,000	25,000,000
		1.15%		04/25/17	108,000,000	108,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		0.67%		01/03/17	460,000,000	460,000,000
		0.93%		02/01/17	22,000,000	22,000,000
		1.08%		03/20/17	193,000,000	193,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.25%		03/08/17	203,000,000	203,000,000
		1.14%		04/03/17	90,000,000	90,000,000
		1.24%		07/03/17	166,000,000	166,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		0.95%		01/03/17	108,000,000	108,000,000
		1.23%		02/24/17	133,000,000	133,000,000
11
Schwab Cash Reserves  |  Annual Report
See financial notes

Schwab Cash Reserves
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		1.22%		02/27/17	451,000,000	451,000,000
		1.24%		05/22/17	133,000,000	133,000,000
		1.27%		05/26/17	30,000,000	30,000,000
		1.26%		06/05/17	27,000,000	27,000,000
		1.33%		07/06/17	4,000,000	4,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		1.05%		03/16/17	73,000,000	73,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		0.95%		03/08/17	233,000,000	233,000,000
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		1.23%		02/21/17	281,000,000	281,000,000
		1.27%		03/02/17	60,000,000	60,000,000
		1.27%		03/15/17	51,000,000	51,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.23%		02/21/17	5,000,000	5,000,000
		1.18%		03/20/17	316,000,000	316,000,000
		1.07%		05/16/17	9,000,000	9,000,000
CITIBANK NA (NEW YORK BRANCH)		0.90%		02/21/17	155,000,000	155,000,000
		1.07%		03/22/17	118,000,000	118,000,000
		1.00%		03/28/17	6,000,000	6,000,000
		1.06%		04/12/17	131,000,000	131,000,000
		1.12%		04/28/17	200,000,000	200,000,000
		1.11%		05/03/17	156,000,000	156,000,000
		1.20%		05/22/17	375,000,000	375,000,000
		1.22%		06/05/17	15,000,000	15,000,000
		1.18%		06/06/17	59,000,000	59,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		0.96%		01/06/17	380,000,000	380,000,000
		1.16%		03/29/17	67,000,000	67,000,000
		1.16%		04/03/17	150,000,000	150,001,905
		1.33%		06/20/17	200,000,000	200,004,675
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		1.17%		02/10/17	21,000,000	21,000,000
		1.18%		02/21/17	399,000,000	399,000,000
		1.20%		03/20/17	13,000,000	13,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		0.92%		02/21/17	333,000,000	333,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		1.27%		02/02/17	102,000,000	102,000,000
		1.36%		05/08/17	168,000,000	168,000,000
		1.43%		05/22/17	67,000,000	67,000,000
		1.51%		06/12/17	8,000,000	8,000,000
		1.51%		06/16/17	39,000,000	39,000,000
DANSKE BANK A/S (LONDON BRANCH)		1.02%		02/01/17	184,000,000	184,000,790
		0.94%		03/07/17	57,000,000	57,000,513
DNB BANK ASA (NEW YORK BRANCH)		0.58%		01/09/17	200,000,000	200,000,000
DNB NOR BANK ASA (LONDON BRANCH)		1.16%		04/03/17	195,000,000	195,000,000
HSBC BANK PLC		1.23%		04/03/17	198,000,000	198,000,000
		1.16%		04/04/17	49,000,000	49,000,000
HSBC BANK USA NA		1.16%		02/02/17	93,000,000	93,000,000
ING BANK NV (AMSTERDAM BRANCH)		1.25%		04/03/17	17,000,000	17,000,000
		1.24%		04/04/17	57,000,000	57,000,000
		1.22%		04/05/17	202,000,000	202,000,000
12
Schwab Cash Reserves  |  Annual Report
See financial notes

Schwab Cash Reserves
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		1.21%		05/30/17	46,000,000	46,000,000
		1.27%		06/14/17	86,000,000	86,000,000
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		0.62%		01/06/17	200,000,000	200,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		0.90%		01/17/17	34,000,000	34,000,000
		0.93%		01/30/17	103,000,000	103,000,000
		1.23%		02/15/17	174,000,000	174,000,000
		1.28%		04/03/17	219,000,000	219,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		0.90%		01/12/17	152,000,000	152,000,000
		0.90%		02/22/17	71,000,000	71,000,000
		1.23%		02/27/17	2,000,000	2,000,000
		1.30%		03/13/17	178,000,000	178,000,000
		1.12%		04/03/17	9,000,000	9,000,000
		1.28%		04/03/17	91,000,000	91,000,000
		1.25%		04/12/17	89,000,000	89,000,000
		1.25%		04/17/17	12,000,000	12,000,000
NATIXIS (NEW YORK BRANCH)		0.60%		01/05/17	22,000,000	22,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		0.70%		01/03/17	44,000,000	44,000,000
		0.95%		03/07/17	176,500,000	176,500,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		1.08%		05/02/17	48,000,000	48,000,000
SOCIETE GENERALE (LONDON BRANCH)		0.90%		02/02/17	199,000,000	199,000,000
STATE STREET BANK AND TRUST COMPANY		1.00%		01/23/17	28,000,000	28,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.00%		01/09/17	93,000,000	93,000,000
		1.25%		02/03/17	62,000,000	62,001,755
		1.25%		04/03/17	63,000,000	63,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		0.69%		01/04/17	228,000,000	228,000,000
		0.95%		01/12/17	131,000,000	131,000,000
		0.95%		01/13/17	180,000,000	180,000,000
		0.90%		02/07/17	50,000,000	50,000,000
		0.90%		02/17/17	10,000,000	10,000,000
		0.97%		03/06/17	20,000,000	20,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		1.17%		02/09/17	292,000,000	292,000,000
		1.15%		02/15/17	150,000,000	150,000,000
		1.23%		03/01/17	79,000,000	79,000,000
SWEDBANK AB (NEW YORK BRANCH)		0.55%		01/06/17	544,000,000	544,000,000
TORONTO DOMINION BANK (LONDON BRANCH)		1.16%		02/13/17	97,000,000	97,000,576
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.21%		02/23/17	12,000,000	12,000,000
		0.95%		03/06/17	100,000,000	100,000,000
		0.95%		03/13/17	118,000,000	118,000,000
		0.97%		03/17/17	286,000,000	286,000,000
		1.08%		04/07/17	19,000,000	19,000,000
UBS AG (STAMFORD BRANCH)		1.05%		01/11/17	354,000,000	354,000,000
		1.19%		02/02/17	108,000,000	108,000,000
		1.26%		03/01/17	44,000,000	44,000,000
13
Schwab Cash Reserves  |  Annual Report
See financial notes

Schwab Cash Reserves
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		1.27%		03/13/17	83,000,000	83,000,000
		1.10%		05/17/17	139,000,000	139,000,000
WELLS FARGO BANK NA		1.14%		04/10/17	200,000,000	200,000,000
		1.09%		04/24/17	417,000,000	417,000,000
		1.09%		05/12/17	10,000,000	10,000,000
		1.09%		05/16/17	5,000,000	5,000,000
						13,875,510,214
Non-Financial Company Commercial Paper 1.8%
DANAHER CORPORATION	b	0.72%		01/03/17	20,000,000	19,999,200
EXXON MOBIL CORP		0.57%		01/09/17	21,000,000	20,997,340
GE CAPITAL TREASURY SERVICES (US) LLC	a	0.64%		01/03/17	103,000,000	102,996,338
	a	0.60%		01/06/17	64,000,000	63,994,667
GENERAL ELECTRIC CO		0.60%		01/04/17	139,000,000	138,993,050
TOYOTA MOTOR CREDIT CORP		1.27%		06/13/17	100,000,000	99,429,500
		1.27%		06/15/17	100,000,000	99,422,500
		1.27%		06/16/17	200,000,000	198,838,000
						744,670,595
Non-Negotiable Time Deposits 6.4%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		0.61%		01/06/17	404,000,000	404,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.70%		01/04/17	392,000,000	392,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		0.51%		01/03/17	153,000,000	153,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		0.51%		01/03/17	542,000,000	542,000,000
ROYAL BANK OF CANADA (TORONTO BRANCH)		0.62%		01/04/17	650,000,000	650,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		0.51%		01/03/17	236,000,000	236,000,000
SUNTRUST BANK (CAYMAN ISLANDS BRANCH)		0.53%		01/03/17	202,000,000	202,000,000
						2,579,000,000
Other Instruments 1.1%
BANK OF AMERICA NA		1.15%		02/08/17	257,000,000	257,000,000
		1.14%		04/17/17	110,000,000	110,000,000
		1.07%		05/08/17	71,000,000	71,000,000
						438,000,000
Total Fixed-Rate Obligations
(Cost $24,165,642,290)						24,165,642,290

Variable-Rate Obligations 17.5% of net assets
Asset-Backed Commercial Paper 1.3%
BEDFORD ROW FUNDING CORP	a,b	1.03%	01/05/17	06/05/17	50,000,000	50,000,000
14
Schwab Cash Reserves  |  Annual Report
See financial notes

Schwab Cash Reserves
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.15%	01/03/17	05/02/17	372,000,000	372,000,000
KELLS FUNDING LLC	a,b	1.11%	01/30/17	05/05/17	34,000,000	33,995,957
OLD LINE FUNDING LLC	a,b	1.22%	01/09/17	02/08/17	91,000,000	91,000,000
						546,995,957
Financial Company Commercial Paper 1.9%
CANADIAN IMPERIAL BANK OF COMMERCE	b	1.21%	01/27/17	07/27/17	296,000,000	296,000,000
COMMONWEALTH BANK OF AUSTRALIA	b	1.27%	01/10/17	03/10/17	129,000,000	129,000,000
HSBC USA INC	b	1.23%	01/05/17	04/05/17	55,000,000	55,000,000
JP MORGAN SECURITIES LLC		1.21%	01/27/17	04/27/17	270,000,000	270,000,000
						750,000,000
Certificates of Deposit 8.9%
BANK OF MONTREAL (CHICAGO BRANCH)		0.96%	01/03/17	06/01/17	180,000,000	180,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.22%	01/10/17	02/10/17	277,000,000	277,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.20%	01/09/17	07/07/17	71,000,000	71,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		0.97%	01/03/17	06/01/17	73,000,000	73,000,000
		1.00%	01/09/17	06/08/17	143,000,000	143,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		1.18%	01/27/17	04/27/17	108,000,000	108,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.16%	01/23/17	03/23/17	18,000,000	18,000,000
		1.27%	01/09/17	06/08/17	20,000,000	20,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.58%	02/17/17	05/17/17	20,000,000	20,019,701
		1.35%	01/23/17	05/22/17	108,000,000	108,000,000
		1.22%	01/03/17	06/01/17	71,000,000	71,000,000
STATE STREET BANK AND TRUST COMPANY		1.31%		01/25/17	337,000,000	337,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.32%	01/03/17	02/01/17	177,000,000	177,000,000
		1.44%	01/17/17	02/17/17	4,000,000	4,000,000
		1.20%	01/03/17	05/02/17	52,000,000	52,000,000
		1.23%	01/03/17	05/03/17	252,000,000	252,000,000
		1.34%	01/19/17	06/19/17	132,000,000	132,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.17%	01/03/17	02/01/17	94,000,000	94,000,000
		1.28%	01/17/17	10/16/17	461,000,000	461,000,000
WELLS FARGO BANK NA		1.07%	01/09/17	05/09/17	178,000,000	178,000,000
		1.25%	01/09/17	07/07/17	500,000,000	500,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		1.04%	03/06/17	06/05/17	348,000,000	348,000,000
						3,624,019,701
U.S. Treasury Debt 1.0%
UNITED STATES TREASURY		0.64%	01/03/17	01/31/17	200,000,000	199,999,925
		0.72%	01/03/17	10/31/17	200,000,000	199,999,999
						399,999,924
15
Schwab Cash Reserves  |  Annual Report
See financial notes

Schwab Cash Reserves
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable Rate Demand Notes 3.4%
CALIFORNIA HEALTH FACILITIES FINANCING AUTH
RB (KAISER PERMANENTE) SERIES 2006C		0.69%		01/06/17	31,320,000	31,320,000
CALIFORNIA MUNICIPAL FINANCE AUTH
REFUNDING RB (EXXONMOBIL) SERIES 2007		0.65%		01/03/17	11,000,000	11,000,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
RB SERIES 2003D		0.68%		01/06/17	27,700,000	27,700,000
RB SERIES 2008B		0.69%		01/06/17	45,000,000	45,000,000
RB (KAISER PERMANENTE) SERIES 2002E		0.69%		01/06/17	43,000,000	43,000,000
RB (KAISER PERMANENTE) SERIES 2002B		0.69%		01/06/17	32,755,000	32,755,000
CLARK CNTY
AIRPORT SYSTEM SUB LIEN RB SERIES 2011B1 (LOC: CITIBANK NA)		0.73%		01/06/17	96,765,000	96,765,000
DALLAS-FORT WORTH INT'L AIRPORT FACILITY IMPROVEMENT CORP
AIRPORT FACILITY RB (FLIGHTSAFETY) SERIES 1999		0.72%		01/06/17	30,480,000	30,480,000
FRANKLIN CNTY
HOSPITAL FACILITIES REFUNDING RB (OHIOHEALTH) SERIES 2009B (LIQ: BARCLAYS BANK PLC)		0.73%		01/06/17	43,350,000	43,350,000
GFRE HOLDINGS, LLC
VARIABLE RATE DEMAND NOTES SERIES 2009A (LOC: FEDERAL HOME LOAN BANK OF CHICAGO)		0.76%		01/06/17	3,275,000	3,275,000
HOWARD UNIVERSITY
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)		0.83%		01/06/17	41,000,000	41,000,000
LINCOLN CNTY
POLLUTION CTRL REFUNDING RB (EXXONMOBIL) SERIES 2014		0.67%		01/03/17	27,250,000	27,250,000
MAINE STATE HOUSING AUTH
TAXABLE RB SERIES 2013G (LIQ: BARCLAYS BANK PLC)		0.83%		01/06/17	20,000,000	20,000,000
MASSACHUSETTS
GO SERIES 2000B (LIQ: BANK OF AMERICA NA)		0.63%		01/03/17	28,700,000	28,700,000
MASSACHUSETTS DEVELOPMENT FINANCE AGENCY
RB (PARTNERS HEALTHCARE) SERIES 2011K2 (LIQ: BARCLAYS BANK PLC)		0.74%		01/06/17	40,400,000	40,400,000
NEW YORK CITY
GO BONDS FISCAL 2010 SERIES G4 (LIQ: BARCLAYS BANK PLC)		0.75%		01/06/17	40,500,000	40,500,000
NEW YORK CITY TRANSITIONAL FINANCE AUTH
FUTURE TAX SECURED SUB RB FISCAL 2014 SERIES B3 (LIQ: BARCLAYS BANK PLC)		0.74%		01/03/17	34,600,000	34,600,000
NEW YORK STATE HFA
RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)		0.74%		01/06/17	12,000,000	12,000,000
HSG RB (555 10TH AVE) SERIES 2016A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.75%		01/06/17	100,000,000	100,000,000
NEW YORK STATE URBAN DEVELOPMENT CORP
STATE PERSONAL INCOME TAX RB SERIES 2004A3C (LIQ: JPMORGAN CHASE BANK NA)		0.72%		01/06/17	13,595,000	13,595,000
16
Schwab Cash Reserves  |  Annual Report
See financial notes

Schwab Cash Reserves
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
STATE PERSONAL INCOME TAX RB SERIES 2004A3D (LIQ: JPMORGAN CHASE BANK NA)		0.72%		01/06/17	24,015,000	24,015,000
NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 4 (LOC: BARCLAYS BANK PLC)	b	0.84%		01/06/17	73,300,000	73,300,000
NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 4 (LOC: ROYAL BANK OF CANADA)	b	0.84%		01/06/17	6,000,000	6,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 6 (LOC: CITIBANK NA)	b	0.86%		01/06/17	17,500,000	17,500,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 8 (LOC: BARCLAYS BANK PLC)	b	0.87%		01/06/17	92,900,000	92,900,000
NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 2 (LOC: JPMORGAN CHASE BANK NA)	b	0.87%		01/06/17	31,800,000	31,800,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: JPMORGAN CHASE BANK NA)	b	0.87%		01/06/17	42,000,000	42,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: BARCLAYS BANK PLC)	b	0.88%		01/06/17	51,800,000	51,800,000
NUVEEN ENHANCED AMT-FREE MUNICIPAL CREDIT OPPORTUNITIES FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 2 (LOC: JPMORGAN CHASE BANK NA)	b	0.82%		01/06/17	49,000,000	49,000,000
NUVEEN SELECT QUALITY MUNICIPAL FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 2 (LOC: BARCLAYS BANK PLC)	b	0.88%		01/06/17	46,000,000	46,000,000
PHILADELPHIA
GO REFUNDING BONDS SERIES 2009B (LOC: BARCLAYS BANK PLC)		0.74%		01/06/17	29,350,000	29,350,000
SMITHSONIAN INSTITUTION
TAXABLE SERIES 2013 (LIQ: NORTHERN TRUST COMPANY (THE))		0.78%		01/06/17	27,500,000	27,500,000
TENDERFOOT SEASONAL HOUSING, LLC
TAXABLE NOTES SERIES 2000B (LOC: WELLS FARGO BANK NA)		0.86%		01/06/17	3,000,000	3,000,000
UNIV OF TEXAS
FINANCING SYSTEM RB SERIES 2016G2		0.68%		01/06/17	12,000,000	12,000,000
FINANCING SYSTEM RB SERIES 2016G1		0.68%		01/06/17	48,000,000	48,000,000
WESTERN ASSET INTERMEDIATE MUNI FUND
VARIABLE RATE DEMAND PREFERRED STOCK SERIES 1 (LOC: CITIBANK NA)	b	0.86%		01/06/17	12,000,000	12,000,000
WESTERN ASSET MANAGED MUNICIPALS FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	0.86%		01/06/17	58,000,000	58,000,000
WESTERN ASSET MUNICIPAL PARTNERS FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	0.86%		01/06/17	12,000,000	12,000,000
17
Schwab Cash Reserves  |  Annual Report
See financial notes

Schwab Cash Reserves
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
YAVAPAI CNTY IDA
TAXABLE RB (DRAKE CEMENT) SERIES 2015 (LOC: BANK OF NOVA SCOTIA)		0.85%		01/06/17	22,375,000	22,375,000
						1,381,230,000
Other Instrument 1.0%
BANK OF AMERICA NA		1.06%	01/03/17	05/03/17	400,000,000	400,000,000
Total Variable-Rate Obligations
(Cost $7,102,245,582)						7,102,245,582
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 22.7% of net assets
U.S. Government Agency Repurchase Agreements* 2.5%
BANK OF NOVA SCOTIA
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Government Agency Securities valued at $98,170,364, 2.50% - 6.00%, due 08/01/25 - 12/01/46)		0.50%		01/03/17	95,311,033	95,305,738
BNP PARIBAS SA
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $355,092,454, 0.00% - 7.00%, due 01/05/17 - 11/01/46)		0.50%		01/03/17	347,019,278	347,000,000
DEUTSCHE BANK SECURITIES INC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Government Agency Securities valued at $170,980,404, 0.63% - 1.25%, due 03/08/17 - 05/30/17)		0.51%		01/03/17	166,009,407	166,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Government Agency Securities valued at $58,710,000, 1.14% - 3.00%, due 05/25/40 - 12/15/46)		0.50%		01/03/17	57,003,167	57,000,000
MIZUHO SECURITIES USA INC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Government Agency Securities valued at $104,030,001, 2.50% - 4.50%, due 11/01/31 - 01/01/47)		0.50%		01/03/17	101,005,611	101,000,000
WELLS FARGO SECURITIES LLC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Government Agency Securities valued at $239,213,289, 2.20% - 5.50%, due 02/01/17 - 01/01/47)		0.50%		01/03/17	230,012,778	230,000,000
						996,305,738
18
Schwab Cash Reserves  |  Annual Report
See financial notes

Schwab Cash Reserves
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
U.S. Treasury Repurchase Agreements 14.3%
BARCLAYS CAPITAL INC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury Securities valued at $11,601,524, 0.75% - 1.63%, due 07/31/18 - 06/30/20)		0.50%		01/03/17	11,374,656	11,374,024
FEDERAL RESERVE BANK OF NEW YORK
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury Securities valued at $5,794,321,902, 1.63% - 3.13%, due 04/30/23 - 02/15/42)		0.50%		01/03/17	5,794,321,889	5,794,000,000
						5,805,374,024
Other Repurchase Agreements** 5.9%
BNP PARIBAS SA
Issued 12/28/16, repurchase date 01/04/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $293,296,758, 0.00% - 12.50%, due 04/15/17 - 07/01/39)		0.82%		01/04/17	255,040,658	255,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 12/28/16, repurchase date 01/04/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $131,100,912, 0.86% - 1.26%, due 11/25/35 - 07/25/37)	a	0.86%		01/04/17	114,019,063	114,000,000
Issued 09/07/16, repurchase date 03/07/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $662,400,395, 0.08% - 8.00%, due 03/15/17 - 09/15/58)	a,c	1.46%		03/07/17	580,228,160	576,000,000
JP MORGAN SECURITIES LLC
Issued 11/30/16, repurchase date 05/30/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $322,375,756, 0.00% - 7.88%, due 05/22/17 - 12/31/99)	c	1.40%		03/30/17	281,306,667	280,000,000
Issued 12/20/16, repurchase date 06/19/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $294,520,281, 0.00% - 7.13%, due 07/17/17 - 12/10/49)	c	1.47%		03/30/17	257,045,333	256,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 12/09/16, repurchase date 03/09/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $358,800,000, 0.00% - 3.84%, due 11/01/21 - 06/25/46)	c	1.19%		02/03/17	312,577,547	312,000,000
WELLS FARGO SECURITIES LLC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $26,452,381, 1.47% - 17.93%, due 04/26/35 - 08/17/50)		0.81%		01/03/17	23,002,070	23,000,000
19
Schwab Cash Reserves  |  Annual Report
See financial notes

Schwab Cash Reserves
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 12/27/16, repurchase date 01/03/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $156,424,937, 2.78% - 6.99%, due 05/20/20 - 01/17/59)		0.82%		01/03/17	136,021,684	136,000,000
Issued 12/28/16, repurchase date 01/04/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $259,941,440, 0.77% - 6.25%, due 02/25/35 - 12/17/49)		0.82%		01/04/17	226,036,034	226,000,000
Issued 12/29/16, repurchase date 01/05/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $59,809,535, 0.00% - 9.13%, due 12/28/17 - 10/18/52)		0.82%		01/05/17	52,008,291	52,000,000
Issued 11/01/16, repurchase date 05/01/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $162,141,357, 1.05% - 5.07%, due 04/18/27 - 01/17/59)	c	1.41%		04/04/17	140,844,433	140,000,000
Issued 11/22/16, repurchase date 05/22/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $34,751,516, 0.99% - 6.00%, due 07/14/34 - 01/15/59)	c	1.45%		04/04/17	30,160,708	30,000,000
						2,400,000,000
Total Repurchase Agreements
(Cost $9,201,679,762)						9,201,679,762

End of Investments.

At 12/31/16, the tax basis cost of the fund's investments was $40,469,567,634.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $7,372,582,432 or 18.2% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $1,594,000,000 or 3.9% of net assets.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

20
Schwab Cash Reserves  |  Annual Report
See financial notes

Schwab Cash Reserves
Portfolio Holdings as of December 31, 2016 (continued)

ABS —	Asset-backed securities
AUTH —	Authority
BAN —	Bond anticipation note
CCD —	Community college district
CNTY —	County
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
ETF —	Exchange-traded fund
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
HSG —	Housing
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district

At December 31, 2016, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2016. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
21
Schwab Cash Reserves  |  Annual Report
See financial notes

Schwab Cash Reserves
Statement of Assets and Liabilities

As of December 31, 2016
Assets
Investments, at cost and value		$31,267,887,872
Repurchase agreements, at cost and value	+	9,201,679,762
Total investments, at cost and value (Note 2a)		40,469,567,634
Receivables:
Interest		46,663,689
Prepaid expenses	+	339,584
Total assets		40,516,570,907
Liabilities
Payables:
Investment adviser and administrator fees		13,080,420
Distributions to shareholders		90,077
Accrued expenses	+	629,703
Total liabilities		13,800,200
Net Assets
Total assets		40,516,570,907
Total liabilities	–	13,800,200
Net assets		$40,502,770,707
Net Assets by Source
Capital received from investors		40,502,770,707

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$40,502,770,707		40,500,977,407		$1.00

22
Schwab Cash Reserves  |  Annual Report
See financial notes

Schwab Cash Reserves
Statement of Operations

For the period January 1, 2016 through December 31, 2016
Investment Income
Interest		$270,743,394
Expenses
Investment adviser and administrator fees		115,487,240
Shareholder service fees		158,832,806
Custodian fees		835,968
Portfolio accounting fees		591,698
Registration fees		372,166
Transfer agent fees		228,426
Professional fees		216,210
Shareholder reports		193,290
Independent trustees' fees		167,360
Interest expense		21
Other expenses	+	583,898
Total expenses		277,509,083
Expense reduction by CSIM and its affiliates	–	55,700,425
Net expenses	–	221,808,658
Net investment income		48,934,736
Realized Gains (Losses)
Net realized gains on investments		2,457,033
Increase in net assets resulting from operations		$51,391,769
23
Schwab Cash Reserves  |  Annual Report
See financial notes

Schwab Cash Reserves
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/16-12/31/16		1/1/15-12/31/15
Net investment income		$48,934,736	$24,271,345
Net realized gains	+	2,457,033	78,325
Increase in net assets from operations		51,391,769	24,349,670
Distributions to Shareholders
Distributions from net investment income		(48,934,736)	(24,271,345)
Distributions from net realized gains	+	(854,262)	—
Total distributions		(49,788,998)	(24,271,345)
Transactions in Fund Shares*
Shares sold		73,126,727,095	81,614,460,063
Shares reinvested		49,418,180	24,057,624
Shares redeemed	+	(73,352,940,794)	(80,287,004,138)
Net transactions in fund shares		(176,795,519)	1,351,513,549
Net Assets
Beginning of period		40,677,963,455	39,326,371,581
Total increase or decrease	+	(175,192,748)	1,351,591,874
End of period		$40,502,770,707	$40,677,963,455
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
24
Schwab Cash Reserves  |  Annual Report
See financial notes

Schwab Cash Reserves
Financial Notes

1. Business Structure of the Fund:
Schwab Cash Reserves is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Money Market Fund™	Schwab Variable Share Price Money Fund™
Schwab Government Money Fund™	Schwab Retirement Government Money Fund™
Schwab U.S. Treasury Money Fund™	Schwab Municipal Money Fund™
Schwab Treasury Obligations Money Fund™	Schwab AMT Tax-Free Money Fund™
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund™
Schwab Advisor Cash Reserves®	Schwab New York Municipal Money Fund™
Schwab Cash Reserves	Schwab New Jersey Municipal Money Fund™
Schwab Retirement Advantage Money Fund®	Schwab Pennsylvania Municipal Money Fund™
Schwab Investor Money Fund®	Schwab Massachusetts Municipal Money Fund™
Schwab Cash Reserves offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
25
Schwab Cash Reserves  |  Annual Report

Schwab Cash Reserves
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund's repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund's custodian (or, with multi-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2016, the fund had investments in repurchase agreements with a gross value of $9,201,679,762 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
26
Schwab Cash Reserves  |  Annual Report

Schwab Cash Reserves
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Retail Money Market Fund Risk. The fund qualifies as a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Prior to and upon conversion to a “retail money market fund,” the fund may involuntarily redeem any investor who is not a natural person. The fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax
27
Schwab Cash Reserves  |  Annual Report

Schwab Cash Reserves
Financial Notes (continued)

3. Risk Factors (continued):
liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” the fund will be permitted to continue to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. The fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the fund's investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund's portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund's share price or yield to fall.
Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for the purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
28
Schwab Cash Reserves  |  Annual Report

Schwab Cash Reserves
Financial Notes (continued)

3. Risk Factors (continued):
Foreign Investment Risk. Although the fund may invest only in U.S. dollar denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended December 31, 2016, the aggregate advisory fee paid to CSIM by the fund was 0.29%, as a percentage of the fund's average daily net assets.
29
Schwab Cash Reserves  |  Annual Report

Schwab Cash Reserves
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. The Plan also enables the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee of up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab's written agreement with the fund), and the fund will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Pursuant to the Plan, the fund’s shares are subject to an annual sweep administration fee of up to 0.15%. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund's shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider's actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.66%.
In addition, effective January 1, 2016 through December 31, 2016, CSIM and its affiliates agreed to waive an additional amount of the fund's expenses equal to 0.035% of the fund's average daily net assets.
During the period ended December 31, 2016, the fund waived $55,700,425 in expenses of which $29,332,473 was waived in accordance with the contractual expense limitation agreement noted above.
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund.
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), which matured on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. On October 6, 2016, the Credit Facility was amended to run for a new 364 day period with an increased line of $555 million and a commitment fee of 0.15% per annum. There were no borrowings from the line of credit during the period.
30
Schwab Cash Reserves  |  Annual Report

Schwab Cash Reserves
Financial Notes (continued)

6. Borrowing from Banks (continued):
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of December 31, 2016, the fund had no undistributed earnings on a tax basis.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2016, the fund had no capital loss carryforwards.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2016, the fund had no capital losses deferred and had $1,488,912 capital loss carryforwards utilized.
The tax-basis components of distributions paid during the current and prior fiscal years were as follows:
Current period distributions
Ordinary income	$49,788,998
Prior period distributions
Ordinary income	$24,271,345
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2016, the fund made the following reclassifications:
Capital shares	$113,859
Net realized capital gains and losses	(113,859)
As of December 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the fund did not incur any interest or penalties.

8. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the fund's financial statements and related disclosures.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
31
Schwab Cash Reserves  |  Annual Report

Schwab Cash Reserves
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Cash Reserves
In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Cash Reserves (one of the funds constituting The Charles Schwab Family of Funds, hereafter referred to as the “Fund”) at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2017
32
Schwab Cash Reserves  |  Annual Report

Schwab Cash Reserves
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 110 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund's Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	110	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	110	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	110	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	110	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
33
Schwab Cash Reserves  |  Annual Report

Schwab Cash Reserves
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	110	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	110	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	110	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	110	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	110	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

34
Schwab Cash Reserves  |  Annual Report

Schwab Cash Reserves
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	110	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	110	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer (May 2007 – present), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 - Feb. 2016), Schwab Holdings, Inc.	110	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
35
Schwab Cash Reserves  |  Annual Report

Schwab Cash Reserves
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
36
Schwab Cash Reserves  |  Annual Report

Schwab Cash Reserves
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

37
Schwab Cash Reserves  |  Annual Report

Schwab Cash Reserves
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov immediately upon filing.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

38
Schwab Cash Reserves  |  Annual Report

Schwab Cash Reserves
PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•   APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•   TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•   when we use other companies to provide services for us, such as printing and mailing your account statements;
•   when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2016 Schwab Funds. All rights reserved.

39
Schwab Cash Reserves  |  Annual Report

Schwab Cash Reserves
Our straightforward approach sets us apart.

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus, or if available, the summary prospectus. Please call 1-877-824-5615 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2017 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

This page is intentionally left blank.

MFR31381-12
00189427

Annual Report  |  December 31, 2016
Schwab Money Market Fund™

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).
1
Schwab Money Market Fund  |  Annual Report

Schwab Money Market Fund
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
fund covered in this report.
Dear Shareholder,
At this time of the year, many of us set personal intentions and make resolutions for the New Year. Along those same lines, at Charles Schwab Investment Management, we also look to the year ahead and at ways we can continue to help you achieve your financial goals. In 2017, we intend to keep making your investing experience with us as positive and transparent as we can, continuing to put you, our investors, first.
The 12-months ended December 31, 2016, brought some notable changes to most money market funds. Final implementation of Money Market Fund Reform went into effect in October, causing uncertainty in much of the industry. Then, in December, the Federal Reserve raised interest rates for the first time in a year, resulting in rising yields for many money market funds.
Money market funds remain in the spotlight amid expectations for further rate increases in the coming year. Generally, the search for places to put savings—either temporarily or as part of a permanent cash allocation—has led investors to opt for the highest-yielding option. But we believe it’s important to remember that yield is only one facet of owning such investments. The Schwab Money Market Fund (the fund) is designed to offer investors stability of capital and liquidity, along with yield. Our investment risk team regularly conducts tests to evaluate the impact of various factors on fund holdings, including increases and decreases in short-term rates, widening of credit spreads, downgrades and defaults of issuers, fund cash flow, and shareholder activity. The fund’s portfolio managers may adjust the investment holdings as a result of these findings, for example, by shortening or lengthening the average maturity of the assets in the fund’s portfolio.
We also work hard to give you the best online investor experience we can, providing access to industry insights, fund performance, and much more. Earlier this year, we further bolstered our online resources for the Schwab Money Funds. Our website includes information on the daily and weekly liquid assets, net inflows and outflows for the funds, and the current NAV and market-based NAV per share. These reporting and disclosure changes are intended to provide additional information and transparency, so that you can better track your investments.
Within the Schwab Money Funds lineup, there are several different options for investors to choose from, including Schwab Purchased Money Funds. The Schwab Purchased Money Funds are designed to offer a number of notable benefits, including capital preservation for existing or upcoming obligations or to reduce the risk of an investor’s portfolio, and investment options for both retail and institutional accounts. If an investor is able to meet fund minimums and is willing to buy and sell positions to manage his/her cash investments, the Schwab Purchased Money Funds could be a great option for an investor’s portfolio.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the fund, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ Money market funds remain in the spotlight amid expectations for further rate increases in the coming year.”
2
Schwab Money Market Fund  |  Annual Report

Schwab Money Market Fund
The Investment Environment

Over the reporting period ended December 31, 2016, yields on taxable money market funds generally remained low as the Federal Reserve (Fed) left the federal funds rate unchanged for most of 2016. Slowing global growth and inconsistent U.S. economic data contributed to the Fed’s decision to hold short-term interest rates steady through November, as did spikes in volatility tied to the United Kingdom’s decision in June to leave the European Union (Brexit) and the U.S. presidential election. However, as the U.S. economy began to pick up and show signs of lasting stability, the Fed unanimously voted to raise rates at its last meeting of the year in December. Yields on short-term securities rose soon after, including the yields on many taxable money market funds.
Outside the U.S., many countries continued to face weak economic growth and inflation below targeted levels. In response, central banks in both Asia and Europe took steps to stimulate their respective economies, and maintained or increased accommodative monetary policy measures. Early in the reporting period, the European Central Bank (ECB) expanded its quantitative easing program and launched a program that provides cheap funding to European banks, while also maintaining a negative overnight deposit facility rate. At the end of the year, the ECB announced that it would cut the amount of bonds it was purchasing, but would extend the bond buying program through December of 2017. In Asia, the Bank of Japan launched negative interest rates in February to encourage lending, and later in the reporting period introduced yield curve management as a policy tool, targeting interest rates on government bonds to achieve its inflation goal. Facing slowing growth, the People’s Bank of China (PBOC) lowered the reserve requirement for banks which increased the funds available for banks to make loans. The PBOC also flooded the economy with credit during the reporting period, hoping to further encourage financial institutions to increase lending.
Overall, yields on U.S. Treasuries remained low for much of 2016 and did not increase until the end of the reporting period. Short-term rates, which are directly influenced by Fed policy, rose as expectations for a December Fed rate hike increased. Longer-term yields, which are generally driven by growth and inflation expectations, rose in the second half of 2016 and climbed further following the unexpected outcome of the U.S. presidential election. The yields on many international government-backed securities also remained lower than those in the U.S., with some in negative territory, further increasing the appeal of U.S. Treasuries.
Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs or expenses, and you cannot invest in them directly. For index definitions, please see the Glossary.
Management views may have changed since the report date.
Past performance cannot guarantee future results
3
Schwab Money Market Fund  |  Annual Report

Schwab Money Market Fund
Fund Management

Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Michael Lin, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.
4
Schwab Money Market Fund  |  Annual Report

Schwab Money Market Fund
Performance and Fund Facts as of 12/31/16

The Schwab Money Market Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable- and floating-rate debt securities, and obligations issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
As yields on money market securities remained historically low, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the 12-month reporting period ended December 31, 2016, to help the fund maintain a positive net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. For the 12-month reporting period ended December 31, 2016, many global markets experienced bouts of heightened volatility. Early in the year, concerns surrounding China’s decelerating economy and sharp fluctuations in the price of oil contributed to market uncertainty, while the United Kingdom’s vote to leave the European Union (Brexit) and the U.S. presidential election added to volatility later in the reporting period. Throughout the year, speculation around the timing of another short-term interest rate increase by the Federal Reserve (Fed) caused investor uncertainty and played a role in market movements. The Fed left the federal funds rate unchanged for most of 2016, only raising it at the Fed’s last meeting of the year in December. The increase in short-term interest rates was expected, and most markets remained orderly as a result.
The implementation of Money Market Fund Reform played a key role in the steepness of the prime money market yield curve over the reporting period, as well as in the large outflows and inflows that the money market fund industry experienced in the months prior to final implementation. During the 12-month reporting period, the industry saw an approximate $1 trillion shift in assets from prime money market funds to government money market funds, most of which took place in June through October. The shift in assets went very smoothly, in large part due to the Fed’s Reverse Repurchase Facility providing much needed supply for the government money market funds.
As investors shifted assets from prime money market funds to government money market funds, spreads widened between these two types of securities. Due to this shift in investor demand, yields on prime securities rose while yields on government securities declined.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. Rates on short-term securities fluctuated during the period, largely driven by the impact of Money Market Fund Reform implementation as well as the uncertainty surrounding future Fed interest rate hikes. In this environment, the weighted average maturity (WAM) of the fund started the reporting period at 35 days and ended at 49 days.

Portfolio Composition By Maturity % of Investments1
Portfolio Composition by Security Type % of Investments

Statistics
Weighted Average Maturity[2]	49 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
5
Schwab Money Market Fund  |  Annual Report

Schwab Money Market Fund
Performance and Fund Facts as of 12/31/16 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Money Market Fund
Sweep Shares
Ticker Symbol	SWMXX
Minimum Initial Investment	*
Seven-Day Yield (with waivers)[1]	0.27%
Seven-Day Yield (without waivers)[1]	0.21%
Seven-Day Effective Yield (with waivers)[1]	0.27%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
6
Schwab Money Market Fund  |  Annual Report

Schwab Money Market Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2016 and held through December 31, 2016.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 7/1/16	Ending Account Value (Net of Expenses) at 12/31/16	Expenses Paid During Period[2] 7/1/16–12/31/16
Schwab Money Market Fund
Actual Return	0.66%	$1,000.00	$1,000.40	$3.32
Hypothetical 5% Return	0.66%	$1,000.00	$1,021.78	$3.35

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.
7
Schwab Money Market Fund  |  Annual Report

Schwab Money Market Fund
Financial Statements
Financial Highlights
	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	—	—	—	—
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.04%	0.01%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.60% [3]	0.27% [3]	0.21% [3]	0.25% [3]	0.28% [3]
Gross operating expenses	0.73%	0.73%	0.73%	0.73%	0.73%
Net investment income (loss)	0.03%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$9,166	$15,201	$14,824	$14,969	$14,589

1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
8
Schwab Money Market Fund  |  Annual Report
See financial notes

Schwab Money Market Fund
Portfolio Holdings as of December 31, 2016

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
62.7%	Fixed-Rate Obligations	5,741,190,031	5,741,190,031
11.7%	Variable-Rate Obligations	1,073,122,137	1,073,122,137
25.6%	Repurchase Agreements	2,348,614,207	2,348,614,207
100.0%	Total Investments	9,162,926,375	9,162,926,375
0.0%	Other Assets and Liabilities, Net		3,191,547
100.0%	Net Assets		9,166,117,922

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 62.7% of net assets
Asset-Backed Commercial Paper 15.2%
ATLANTIC ASSET SECURITIZATION LLC	a,b	1.06%		03/09/17	107,000,000	106,788,913
BARTON CAPITAL SA	a,b	1.05%		03/06/17	1,000,000	998,133
BEDFORD ROW FUNDING CORP	a,b	1.16%		04/05/17	48,000,000	47,855,867
	a,b	1.21%		05/09/17	27,000,000	26,884,800
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	0.85%		01/03/17	13,000,000	12,999,386
	a,b	1.08%		01/06/17	1,000,000	999,850
	a,b	1.10%		01/09/17	33,000,000	32,991,933
	a,b	1.05%		02/02/17	1,000,000	999,067
CAFCO LLC	a,b	1.08%		03/24/17	70,000,000	69,827,800
	a,b	1.00%		03/28/17	19,000,000	18,954,611
CHARTA LLC	a,b	1.13%		02/02/17	6,000,000	5,994,027
	a,b	1.16%		02/08/17	24,000,000	23,970,867
	a,b	1.08%		03/29/17	9,000,000	8,976,510
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	1.21%		04/19/17	1,000,000	996,400
	a	1.22%		04/26/17	50,000,000	49,806,736
	a	1.31%		06/27/17	17,000,000	16,891,342
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.15%		04/24/17	38,000,000	37,862,831
	a,b	1.24%		04/25/17	3,000,000	2,988,315
	a,b	1.31%		06/28/17	47,000,000	46,697,894
CRC FUNDING LLC	a,b	1.13%		02/01/17	58,000,000	57,944,062
	a,b	0.95%		03/10/17	2,000,000	1,996,411
9
Schwab Money Market Fund  |  Annual Report
See financial notes

Schwab Money Market Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GOTHAM FUNDING CORP	a,b	0.85%		01/12/17	19,000,000	18,995,065
KELLS FUNDING LLC	a,b	0.98%		03/21/17	74,000,000	73,850,931
	a,b	0.98%		03/24/17	48,000,000	47,896,773
LMA AMERICAS LLC	a,b	1.05%		03/08/17	1,000,000	998,075
MANHATTAN ASSET FUNDING CO LLC	a,b	0.85%		01/20/17	40,000,000	39,982,056
	a,b	0.83%		01/26/17	6,000,000	5,996,542
METLIFE SHORT TERM FUNDING LLC	a,b	0.94%		02/15/17	50,000,000	49,941,250
	a,b	1.02%		03/20/17	36,500,000	36,419,335
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	1.16%		02/13/17	2,000,000	1,997,253
	a,b	0.90%		02/21/17	48,000,000	47,938,800
	a,b	0.99%		03/07/17	45,000,000	44,919,562
RIDGEFIELD FUNDING COMPANY LLC	a,b	1.05%		03/08/17	98,000,000	97,811,350
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	0.97%		02/21/17	24,000,000	23,967,020
	a,b	1.05%		03/08/17	57,000,000	56,890,275
	a,b	1.03%		03/13/17	78,000,000	77,841,552
THUNDER BAY FUNDING LLC	a,b	0.90%		02/01/17	50,000,000	49,961,250
	a,b	0.94%		02/13/17	19,000,000	18,978,667
VERSAILLES COMMERCIAL PAPER LLC	a,b	0.97%		01/03/17	58,000,000	57,996,874
	a,b	0.98%		02/15/17	3,000,000	2,996,325
VICTORY RECEIVABLES CORP	a,b	0.74%		01/04/17	4,000,000	3,999,753
	a,b	1.15%		03/20/17	56,000,000	55,860,467
						1,388,664,930
Financial Company Commercial Paper 8.3%
BPCE SA	b	1.04%		01/05/17	48,000,000	47,994,453
DANSKE CORP	a,b	0.93%		01/23/17	15,000,000	14,991,475
DNB BANK ASA	b	0.59%		01/10/17	118,000,000	117,982,743
HSBC USA INC	b	1.24%		04/06/17	18,000,000	17,941,338
	b	1.14%		05/01/17	75,000,000	74,717,500
ING US FUNDING LLC	a	1.21%		04/03/17	73,063,000	72,838,940
	a	1.22%		04/04/17	2,000,000	1,993,748
JP MORGAN SECURITIES LLC		1.26%		06/27/17	13,000,000	12,920,104
MACQUARIE BANK LTD	b	1.15%		03/17/17	48,000,000	47,885,000
NATIONWIDE BUILDING SOCIETY	b	0.90%		02/02/17	50,000,000	49,960,000
	b	0.91%		02/21/17	22,000,000	21,971,638
NRW BANK	b	0.70%		01/19/17	1,000,000	999,650
	b	1.03%		03/22/17	134,000,000	133,694,778
UNITED OVERSEAS BANK LTD	b	0.99%		02/17/17	62,000,000	61,919,865
	b	1.22%		04/06/17	13,000,000	12,958,490
	b	1.21%		04/13/17	39,000,000	38,867,400
WESTPAC BANKING CORP	b	1.06%		04/28/17	31,000,000	30,893,205
						760,530,327
10
Schwab Money Market Fund  |  Annual Report
See financial notes

Schwab Money Market Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Certificates of Deposit 32.8%
ABBEY NATIONAL TREASURY SERVICES PLC (STAMFORD BRANCH)	a	0.92%		01/19/17	100,000,000	100,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		1.06%		03/20/17	71,000,000	71,000,000
		1.08%		03/20/17	93,000,000	93,000,000
		1.08%		03/21/17	48,000,000	48,000,000
		1.11%		04/17/17	2,000,000	2,000,000
BANK OF NOVA SCOTIA (NEW YORK BRANCH)		1.28%		07/07/17	84,000,000	84,000,000
BANK OF THE WEST		0.75%		01/06/17	45,000,000	45,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.30%		04/24/17	17,000,000	17,000,000
		1.24%		05/02/17	114,000,000	114,000,000
		1.28%		05/02/17	13,000,000	13,000,000
		1.27%		05/26/17	6,000,000	6,000,000
		1.26%		06/05/17	27,000,000	27,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		1.05%		03/16/17	30,000,000	30,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		0.68%		01/03/17	43,000,000	43,000,000
CITIBANK NA (NEW YORK BRANCH)		0.90%		02/21/17	18,000,000	18,000,000
		1.07%		03/22/17	50,000,000	50,000,000
		1.00%		03/28/17	36,000,000	36,000,000
		1.06%		04/12/17	2,000,000	2,000,000
		1.22%		06/05/17	1,000,000	1,000,000
		1.25%		06/12/17	2,000,000	2,000,000
		1.31%		06/20/17	166,000,000	166,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		0.96%		01/06/17	20,000,000	20,000,000
		0.96%		01/09/17	124,000,000	124,000,000
		1.16%		04/03/17	25,000,000	25,000,318
		1.19%		04/19/17	113,000,000	113,001,684
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		0.60%		01/03/17	34,000,000	34,000,000
		0.90%		02/17/17	20,000,000	20,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		1.51%		06/12/17	102,000,000	102,000,000
		1.51%		06/16/17	2,000,000	2,000,000
DANSKE BANK A/S (LONDON BRANCH)		1.02%		02/01/17	73,000,000	73,000,313
		0.94%		03/07/17	29,000,000	29,000,261
ING BANK NV (AMSTERDAM BRANCH)		1.25%		04/03/17	62,000,000	62,000,000
		1.27%		06/14/17	67,000,000	67,000,000
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		0.62%		01/06/17	45,000,000	45,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		0.93%		01/30/17	32,000,000	32,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		0.90%		01/25/17	165,000,000	165,000,000
		0.90%		02/22/17	28,000,000	28,000,000
NATIXIS (NEW YORK BRANCH)		0.68%		01/03/17	27,000,000	27,000,000
		0.60%		01/05/17	1,000,000	1,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		0.70%		01/03/17	8,000,000	8,000,000
		0.90%		02/15/17	40,000,000	40,000,000
		0.95%		03/07/17	3,000,000	3,000,000
11
Schwab Money Market Fund  |  Annual Report
See financial notes

Schwab Money Market Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SOCIETE GENERALE (LONDON BRANCH)		0.90%		02/02/17	44,000,000	44,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.25%		02/03/17	3,000,000	3,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		0.90%		02/17/17	197,000,000	197,000,000
		0.97%		03/06/17	26,000,000	26,000,000
SWEDBANK AB (NEW YORK BRANCH)		0.55%		01/06/17	75,000,000	75,000,000
TORONTO DOMINION BANK (LONDON BRANCH)		1.16%		02/13/17	22,000,000	22,000,131
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.95%		03/06/17	17,000,000	17,000,000
		0.95%		03/13/17	106,000,000	106,000,000
		1.08%		04/07/17	3,000,000	3,000,000
UBS AG (STAMFORD BRANCH)		1.27%		03/13/17	5,000,000	5,000,000
WELLS FARGO BANK NA		1.07%		04/19/17	4,000,000	4,000,000
		1.09%		04/24/17	137,000,000	137,000,000
		1.10%		05/01/17	26,000,000	26,000,000
		1.10%		05/02/17	126,000,000	126,000,000
		1.09%		05/12/17	74,000,000	74,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		1.05%		04/20/17	149,000,000	149,000,000
						3,002,002,707
Non-Financial Company Commercial Paper 1.2%
DANAHER CORPORATION	b	0.72%		01/03/17	5,000,000	4,999,800
EXXON MOBIL CORP		0.57%		01/09/17	30,000,000	29,996,200
GE CAPITAL TREASURY SERVICES (US) LLC	a	0.64%		01/03/17	30,000,000	29,998,933
	a	0.60%		01/06/17	14,000,000	13,998,834
GENERAL ELECTRIC CO		0.60%		01/04/17	34,000,000	33,998,300
						112,992,067
Non-Negotiable Time Deposits 4.4%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		0.61%		01/06/17	15,000,000	15,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		0.51%		01/03/17	123,000,000	123,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		0.67%		01/03/17	90,000,000	90,000,000
ROYAL BANK OF CANADA (TORONTO BRANCH)		0.62%		01/04/17	76,000,000	76,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		0.51%		01/03/17	54,000,000	54,000,000
SUNTRUST BANK (CAYMAN ISLANDS BRANCH)		0.53%		01/03/17	45,000,000	45,000,000
						403,000,000
Other Instruments 0.8%
BANK OF AMERICA NA		1.15%		02/08/17	48,000,000	48,000,000
		1.07%		05/08/17	26,000,000	26,000,000
						74,000,000
Total Fixed-Rate Obligations
(Cost $5,741,190,031)						5,741,190,031

12
Schwab Money Market Fund  |  Annual Report
See financial notes

Schwab Money Market Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Obligations 11.7% of net assets
Asset-Backed Commercial Paper 0.3%
KELLS FUNDING LLC	a,b	1.11%	01/30/17	05/05/17	24,000,000	23,997,146
Financial Company Commercial Paper 1.4%
CANADIAN IMPERIAL BANK OF COMMERCE	b	1.21%	01/27/17	07/27/17	47,000,000	47,000,000
COMMONWEALTH BANK OF AUSTRALIA	b	1.27%	01/10/17	03/10/17	85,000,000	85,000,000
						132,000,000
Certificates of Deposit 5.0%
BANK OF MONTREAL (CHICAGO BRANCH)		0.96%	01/03/17	06/01/17	14,000,000	14,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.22%	01/10/17	02/10/17	104,000,000	104,000,000
BANK OF NOVA SCOTIA (NEW YORK BRANCH)		1.25%	01/03/17	10/02/17	31,000,000	31,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.07%	01/03/17	02/01/17	68,000,000	68,000,000
		1.20%	01/09/17	07/07/17	43,000,000	43,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.27%	01/09/17	06/08/17	75,000,000	75,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.22%	01/03/17	06/01/17	19,000,000	19,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.44%	01/17/17	02/17/17	21,000,000	21,000,000
		1.34%	01/19/17	06/19/17	46,000,000	46,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.17%	01/03/17	02/01/17	35,000,000	35,000,000
						456,000,000
U.S. Treasury Debt 1.6%
UNITED STATES TREASURY		0.64%	01/03/17	01/31/17	48,000,000	47,999,991
		0.72%	01/03/17	10/31/17	100,000,000	100,000,000
						147,999,991
Variable Rate Demand Notes 3.4%
ABAG FINANCE AUTH
RB (PUBLIC POLICY INSTITUTE OF CALIFORNIA) SERIES 2001A (LOC: WELLS FARGO BANK NA)		0.85%		01/06/17	17,550,000	17,550,000
CALIFORNIA HEALTH FACILITIES FINANCING AUTH
RB (KAISER PERMANENTE) SERIES 2006C		0.69%		01/06/17	15,000,000	15,000,000
CALIFORNIA MUNICIPAL FINANCE AUTH
REFUNDING RB (EXXONMOBIL) SERIES 2007		0.65%		01/03/17	2,000,000	2,000,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
RB SERIES 2003D		0.68%		01/06/17	2,000,000	2,000,000
RB SERIES 2008B		0.69%		01/06/17	20,000,000	20,000,000
RB (KAISER PERMANENTE) SERIES 2003B		0.72%		01/06/17	14,000,000	14,000,000
GFRE HOLDINGS, LLC
VARIABLE RATE DEMAND NOTES SERIES 2009A (LOC: FEDERAL HOME LOAN BANK OF CHICAGO)		0.76%		01/06/17	1,275,000	1,275,000
HOWARD UNIVERSITY
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)		0.83%		01/06/17	22,000,000	22,000,000
13
Schwab Money Market Fund  |  Annual Report
See financial notes

Schwab Money Market Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
LINCOLN CNTY
POLLUTION CTRL REFUNDING RB (EXXONMOBIL) SERIES 2014		0.67%		01/03/17	6,000,000	6,000,000
NEW YORK STATE HFA
RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)		0.74%		01/06/17	5,000,000	5,000,000
NEW YORK STATE URBAN DEVELOPMENT CORP
STATE PERSONAL INCOME TAX RB SERIES 2004A3C (LIQ: JPMORGAN CHASE BANK NA)		0.72%		01/06/17	20,000,000	20,000,000
STATE PERSONAL INCOME TAX RB SERIES 2004A3D (LIQ: JPMORGAN CHASE BANK NA)		0.72%		01/06/17	8,000,000	8,000,000
NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 4 (LOC: BARCLAYS BANK PLC)	b	0.84%		01/06/17	22,000,000	22,000,000
NUVEEN CALIFORNIA AMT-FREE MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 4 (LOC: CITIBANK NA)	b	0.81%		01/06/17	8,000,000	8,000,000
NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 4 (LOC: ROYAL BANK OF CANADA)	b	0.84%		01/06/17	2,000,000	2,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 6 (LOC: CITIBANK NA)	b	0.86%		01/06/17	18,000,000	18,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 8 (LOC: BARCLAYS BANK PLC)	b	0.87%		01/06/17	25,000,000	25,000,000
NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 2 (LOC: JPMORGAN CHASE BANK NA)	b	0.87%		01/06/17	10,000,000	10,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: JPMORGAN CHASE BANK NA)	b	0.87%		01/06/17	13,000,000	13,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: BARCLAYS BANK PLC)	b	0.88%		01/06/17	16,000,000	16,000,000
NUVEEN SELECT QUALITY MUNICIPAL FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 2 (LOC: BARCLAYS BANK PLC)	b	0.88%		01/06/17	17,000,000	17,000,000
UNIV OF TEXAS
FINANCING SYSTEM RB SERIES 2016G2		0.68%		01/06/17	5,000,000	5,000,000
FINANCING SYSTEM RB SERIES 2016G1		0.68%		01/06/17	16,000,000	16,000,000
WESTERN ASSET INTERMEDIATE MUNI FUND
VARIABLE RATE DEMAND PREFERRED STOCK SERIES 1 (LOC: CITIBANK NA)	b	0.86%		01/06/17	5,300,000	5,300,000
WESTERN ASSET MANAGED MUNICIPALS FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	0.86%		01/06/17	19,000,000	19,000,000
WESTERN ASSET MUNICIPAL PARTNERS FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	0.86%		01/06/17	4,000,000	4,000,000
						313,125,000
Total Variable-Rate Obligations
(Cost $1,073,122,137)						1,073,122,137
14
Schwab Money Market Fund  |  Annual Report
See financial notes

Schwab Money Market Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 25.6% of net assets
U.S. Government Agency Repurchase Agreements* 2.4%
BANK OF NOVA SCOTIA
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Government Agency Securities valued at $21,631,202, 2.29% - 3.34%, due 04/01/29 - 09/01/45)		0.50%		01/03/17	21,001,167	21,000,000
BNP PARIBAS SA
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $80,838,088, 0.00% - 8.88%, due 01/05/17 - 09/01/46)		0.50%		01/03/17	79,004,389	79,000,000
DEUTSCHE BANK SECURITIES INC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury Securities valued at $38,760,077, 1.13%, due 07/31/21)		0.51%		01/03/17	38,002,153	38,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Government Agency Securities valued at $13,390,000, 3.00%, due 12/15/39)		0.50%		01/03/17	13,000,722	13,000,000
MIZUHO SECURITIES USA INC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Government Agency Securities valued at $22,660,001, 3.50% - 3.59%, due 02/01/24 - 12/01/46)		0.50%		01/03/17	22,001,222	22,000,000
WELLS FARGO SECURITIES LLC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Government Agency Securities valued at $54,083,005, 3.00% - 4.00%, due 07/01/46 - 01/01/47)		0.50%		01/03/17	52,002,889	52,000,000
						225,000,000
U.S. Treasury Repurchase Agreements 16.6%
BARCLAYS CAPITAL INC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury Securities valued at $2,666,538, 2.13%, due 05/15/25)		0.50%		01/03/17	2,614,352	2,614,207
FEDERAL RESERVE BANK OF NEW YORK
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury Securities valued at $1,516,084,312, 3.13% - 3.88%, due 05/15/21 - 11/15/41)		0.50%		01/03/17	1,516,084,222	1,516,000,000
						1,518,614,207
Other Repurchase Agreements** 6.6%
BNP PARIBAS SA
Issued 12/28/16, repurchase date 01/04/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $111,525,269, 0.00% - 8.17%, due 04/25/18 - 09/25/46)		0.82%		01/04/17	97,015,466	97,000,000
15
Schwab Money Market Fund  |  Annual Report
See financial notes

Schwab Money Market Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
CREDIT SUISSE SECURITIES (USA) LLC
Issued 12/28/16, repurchase date 01/04/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $71,300,139, 0.00% - 8.40%, due 11/15/29 - 08/25/47)	a	0.86%		01/04/17	62,010,368	62,000,000
Issued 09/07/16, repurchase date 03/07/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $149,500,262, 0.90% - 8.85%, due 03/15/19 - 03/25/37)	a,c	1.46%		03/07/17	130,954,272	130,000,000
JP MORGAN SECURITIES LLC
Issued 11/30/16, repurchase date 05/30/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $112,831,483, 0.00% - 6.50%, due 05/22/17 - 07/10/46)	c	1.40%		03/30/17	98,457,333	98,000,000
Issued 12/20/16, repurchase date 06/19/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $80,532,871, 0.00% - 7.75%, due 07/16/18 - 12/10/49)	c	1.47%		03/30/17	70,285,833	70,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 12/09/16, repurchase date 03/09/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $86,250,000, 0.00%, due 08/03/20)	c	1.19%		02/03/17	75,138,833	75,000,000
WELLS FARGO SECURITIES LLC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,450,311, 1.47%, due 12/27/35)		0.81%		01/03/17	3,000,270	3,000,000
Issued 12/27/16, repurchase date 01/03/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $6,901,101, 1.14% - 4.88%, due 09/29/31 - 01/17/59)		0.82%		01/03/17	6,000,957	6,000,000
Issued 12/28/16, repurchase date 01/04/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $40,256,418, 3.16% - 3.79%, due 08/27/37 - 01/17/59)		0.82%		01/04/17	35,005,581	35,000,000
Issued 12/29/16, repurchase date 01/05/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $33,355,318, 3.99%, due 06/19/31)		0.82%		01/05/17	29,004,624	29,000,000
						605,000,000
Total Repurchase Agreements
(Cost $2,348,614,207)						2,348,614,207

End of Investments.

16
Schwab Money Market Fund  |  Annual Report
See financial notes

Schwab Money Market Fund
Portfolio Holdings as of December 31, 2016 (continued)

At 12/31/16, the tax basis cost of the fund's investments was $9,162,926,375.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,314,044,933 or 25.2% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $373,000,000 or 4.1% of net assets.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
AUTH —	Authority
BAN —	Bond anticipation note
CCD —	Community college district
CNTY —	County
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
ETF —	Exchange-traded fund
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district

At December 31, 2016, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2016. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
17
Schwab Money Market Fund  |  Annual Report
See financial notes

Schwab Money Market Fund
Statement of Assets and Liabilities

As of December 31, 2016
Assets
Investments, at cost and value		$6,814,312,168
Repurchase agreements, at cost and value	+	2,348,614,207
Total investments, at cost and value (Note 2a)		9,162,926,375
Receivables:
Interest		7,149,696
Prepaid expenses	+	109,916
Total assets		9,170,185,987
Liabilities
Payables:
Investment adviser and administrator fees		3,512,281
Distributions to shareholders		167,212
Accrued expenses	+	388,572
Total liabilities		4,068,065
Net Assets
Total assets		9,170,185,987
Total liabilities	–	4,068,065
Net assets		$9,166,117,922
Net Assets by Source
Capital received from investors		9,166,117,922

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$9,166,117,922		9,163,997,885		$1.00

18
Schwab Money Market Fund  |  Annual Report
See financial notes

Schwab Money Market Fund
Statement of Operations

For the period January 1, 2016 through December 31, 2016
Investment Income
Interest		$88,886,074
Expenses
Investment adviser and administrator fees		44,183,493
Shareholder service fees		55,853,316
Custodian fees		378,828
Shareholder reports		358,420
Portfolio accounting fees		270,314
Registration fees		178,327
Professional fees		97,746
Transfer agent fees		85,632
Independent trustees' fees		82,432
Other expenses	+	219,186
Total expenses		101,707,694
Expense reduction by CSIM and its affiliates	–	17,506,034
Net expenses	–	84,201,660
Net investment income		4,684,414
Realized Gains (Losses)
Net realized gains on investments		2,349,570
Increase in net assets resulting from operations		$7,033,984
19
Schwab Money Market Fund  |  Annual Report
See financial notes

Schwab Money Market Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/16-12/31/16		1/1/15-12/31/15
Net investment income		$4,684,414	$1,486,286
Net realized gains (losses)	+	2,349,570	(182,500)
Increase in net assets from operations		7,033,984	1,303,786
Distributions to Shareholders
Distributions from net investment income		(4,684,414)	(1,486,286)
Distributions from net realized gains	+	(81,454)	—
Total distributions		(4,765,868)	(1,486,286)
Transactions in Fund Shares*
Shares sold		30,876,813,889	37,039,557,516
Shares reinvested		4,484,332	1,385,941
Shares redeemed	+	(36,918,196,957)	(36,664,449,989)
Net transactions in fund shares		(6,036,898,736)	376,493,468
Net Assets
Beginning of period		15,200,748,542	14,824,437,574
Total increase or decrease	+	(6,034,630,620)	376,310,968
End of period		$9,166,117,922	$15,200,748,542
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
20
Schwab Money Market Fund  |  Annual Report
See financial notes

Schwab Money Market Fund
Financial Notes

1. Business Structure of the Fund:
Schwab Money Market Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Money Market Fund	Schwab Variable Share Price Money Fund™
Schwab Government Money Fund™	Schwab Retirement Government Money Fund™
Schwab U.S. Treasury Money Fund™	Schwab Municipal Money Fund™
Schwab Treasury Obligations Money Fund™	Schwab AMT Tax-Free Money Fund™
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund™
Schwab Advisor Cash Reserves®	Schwab New York Municipal Money Fund™
Schwab Cash Reserves™	Schwab New Jersey Municipal Money Fund™
Schwab Retirement Advantage Money Fund®	Schwab Pennsylvania Municipal Money Fund™
Schwab Investor Money Fund®	Schwab Massachusetts Municipal Money Fund™
Schwab Money Market Fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
21
Schwab Money Market Fund  |  Annual Report

Schwab Money Market Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund's repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund's custodian (or, with multi-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2016, the fund had investments in repurchase agreements with a gross value of $2,348,614,207 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
22
Schwab Money Market Fund  |  Annual Report

Schwab Money Market Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Retail Money Market Fund Risk. The fund qualifies as a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Prior to and upon conversion to a “retail money market fund,” the fund may involuntarily redeem any investor who is not a natural person. The fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax
23
Schwab Money Market Fund  |  Annual Report

Schwab Money Market Fund
Financial Notes (continued)

3. Risk Factors (continued):
liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” the fund will be permitted to continue to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. The fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the fund's investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund's portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund's share price or yield to fall.
Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for the purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
24
Schwab Money Market Fund  |  Annual Report

Schwab Money Market Fund
Financial Notes (continued)

3. Risk Factors (continued):
Foreign Investment Risk. Although the fund may invest only in U.S. dollar denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended December 31, 2016, the aggregate advisory fee paid to CSIM by the fund was 0.32%, as a percentage of the fund's average daily net assets.
25
Schwab Money Market Fund  |  Annual Report

Schwab Money Market Fund
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. The Plan also enables the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee of up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab's written agreement with the fund), and the fund will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Pursuant to the Plan, the fund’s shares are subject to an annual sweep administration fee of up to 0.15%. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund's shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider's actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.71%.
In addition, effective January 1, 2016 through December 31, 2016, CSIM and its affiliates agreed to waive an additional amount of the fund's expenses equal to 0.035% of the fund's average daily net assets.
During the period ended December 31, 2016, the fund waived $17,506,034 in expenses of which $7,454,980 was waived in accordance with the contractual expense limitation agreement noted above.
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund.
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), which matured on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. On October 6, 2016, the Credit Facility was amended to run for a new 364 day period with an increased line of $555 million and a commitment fee of 0.15% per annum. There were no borrowings from the line of credit during the period.
26
Schwab Money Market Fund  |  Annual Report

Schwab Money Market Fund
Financial Notes (continued)

6. Borrowing from Banks (continued):
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of December 31, 2016, the fund had no undistributed earnings on a tax basis.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2016, the fund had no capital loss carryforwards.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2016, the fund had no capital losses deferred and had $2,239,426 capital loss carryforwards utilized.
The tax-basis components of distributions paid during the current and prior fiscal years were as follows:
Current period distributions
Ordinary income	$4,765,868
Prior period distributions
Ordinary income	$1,486,286
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2016, the fund made the following reclassifications:
Capital shares	$28,690
Net realized capital gains and losses	(28,690)
As of December 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the fund did not incur any interest or penalties.

8. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the fund's financial statements and related disclosures.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
27
Schwab Money Market Fund  |  Annual Report

Schwab Money Market Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Money Market Fund
In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Money Market Fund (one of the funds constituting The Charles Schwab Family of Funds, hereafter referred to as the “Fund”) at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2017
28
Schwab Money Market Fund  |  Annual Report

Schwab Money Market Fund
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 110 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund's Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	110	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	110	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	110	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	110	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
29
Schwab Money Market Fund  |  Annual Report

Schwab Money Market Fund
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	110	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	110	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	110	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	110	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	110	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

30
Schwab Money Market Fund  |  Annual Report

Schwab Money Market Fund
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	110	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	110	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer (May 2007 – present), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 - Feb. 2016), Schwab Holdings, Inc.	110	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
31
Schwab Money Market Fund  |  Annual Report

Schwab Money Market Fund
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
32
Schwab Money Market Fund  |  Annual Report

Schwab Money Market Fund
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

33
Schwab Money Market Fund  |  Annual Report

Schwab Money Market Fund
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov immediately upon filing.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

34
Schwab Money Market Fund  |  Annual Report

Schwab Money Market Fund
PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•   APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•   TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•   when we use other companies to provide services for us, such as printing and mailing your account statements;
•   when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2016 Schwab Funds. All rights reserved.

35
Schwab Money Market Fund  |  Annual Report

Schwab Money Market Fund
Our straightforward approach sets us apart.

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus, or if available, the summary prospectus. Please call 1-877-824-5615 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2017 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

This page is intentionally left blank.

MFR31359-12
00189436

Annual Report  |  December 31, 2016
Schwab Municipal Money Fund™
Schwab AMT Tax-Free Money Fund™

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
At this time of the year, many of us set personal intentions and make resolutions for the New Year. Along those same lines, at Charles Schwab Investment Management, we also look to the year ahead and at ways we can continue to help you achieve your financial goals. In 2017, we intend to keep making your investing experience with us as positive and transparent as we can, continuing to put you, our investors, first.
The 12-months ended December 31, 2016, brought some notable changes to most money market funds. Final implementation of Money Market Fund Reform went into effect in October, significantly disrupting the municipal money market fund industry as new regulations contributed to industry redemptions of roughly $125 billion in municipal money market fund assets (an approximate 50% reduction). Then, in December, the Federal Reserve raised short-term interest rates for the first time in a year, resulting in rising yields for many municipal money market funds.
Money market funds remain in the spotlight amid expectations for further rate increases in the coming year. Generally, the search for places to put savings—either temporarily or as part of a permanent cash allocation—has led investors to opt for the highest-yielding option. But we believe it’s important to remember that yield is only one facet of owning such investments. The Schwab Municipal Money Fund and the Schwab AMT Tax-Free Money Fund (the funds) are designed to offer investors stability of capital and liquidity, along with yield. Employing extensive credit research and professional money management, Charles Schwab Investment Management actively manages the funds to help achieve these goals in different types of rate environments. Our disciplined investment process plans ahead for changes in the market environment, including fluctuations in interest rates and credit quality.
We also work hard to give you the best online investor experience we can, providing access to industry insights, fund performance, and much more. Earlier this year, we further bolstered our online resources for the Schwab Money Funds. Our website includes information on the daily and weekly liquid assets, net inflows and outflows for the funds, and the current NAV and market-based NAV per share. These reporting and disclosure changes are intended to provide additional information and increase transparency, so that you can better track your investments.
Within the Schwab Money Funds lineup, there are several different options for investors to choose from, including Schwab Purchased Money Funds. The Schwab Purchased Money Funds are designed to offer a number of notable benefits, including capital preservation for existing or upcoming obligations or to reduce the risk of an investor’s portfolio, and investment options for both retail and institutional accounts. If an investor is able to meet fund minimums and is willing to buy and sell positions to manage his/her cash investments, the Schwab Purchased Money Funds could be a great option for an investor’s portfolio.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ Money market funds remain in the spotlight amid expectations for further rate increases in the coming year.”

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
The Investment Environment

Over the 12-month reporting period ended December 31, 2016, yields on municipal money market funds (muni funds) experienced increased volatility. Speculation surrounding the timing of a short-term interest rate hike by the Federal Reserve (Fed) and the effects of Money Market Fund Reform combined to create significant upward pressure on short-term yields. The new regulations resulted in the closure of several muni funds, with selling activity from these fund closures causing a spike in the secondary market supply of short-term municipal securities. Additionally, preparations for the October 14, 2016, implementation deadline resulted in significant outflows for muni funds overall, with a roughly 50% reduction (approximately $125 billion) in overall muni fund assets from January through mid-October.
U.S. short-term interest rate policy remained accommodative over the reporting period. The Fed left short-term interest rates unchanged through its November meeting, as concerns about inconsistent U.S. economic data and sluggish global growth remained. The United Kingdom's vote in late June to leave the European Union (Brexit) and uncertainty surrounding the U.S. election further complicated the Fed’s decision. However, at the Fed’s last meeting of the year in December, members unanimously voted to raise the federal funds rate by 25 basis points to a range of 0.50% to 0.75%, with forecasts for two to three additional hikes in 2017. The Fed voiced optimism about the U.S. economy, noting belief that “….the economy will continue to perform well, with the job market strengthening further and inflation rising to 2% over the next couple of years.” U.S. stock markets initially fell after the Fed’s announcement, but then rallied to near record levels in the following days and weeks. The U.S. dollar also continued its upward trajectory, with the Wall Street Journal Dollar Index (WSJ Dollar Index)1 of the dollar’s value against the currencies of 16 major trading partners hitting a 14-year high one day after the Fed’s meeting.
Fed policy changes also played a role in yield movements. Early in the year, increased expectations of tighter monetary policy combined with asset remediation resulted in a steeper-than-normal muni fund yield curve. Heavy demand at the front of the yield curve kept rates on shorter-term municipal securities low, while light demand for securities with maturities out to 13 months caused yields on longer-term municipal securities to rise. As the Fed left rates unchanged in June and July, the muni fund yield curve flattened slightly as a result, as longer yields priced in a decreased likelihood of rate hikes in 2016. Late summer saw a further flattening of the muni fund yield curve, despite increased outflows tied to Money Market Fund Reform. With little difference between the yields on securities with maturities shorter than 13 months and those on longer-term securities, many tax-free bond fund portfolio managers and separately managed accounts opted to purchase the shorter-term municipal securities, increasing demand. The completion of Money Market Fund Reform in October, combined with the increase in the federal funds rate two months later, resulted in a steepening of the muni fund yield curve, with yields ending the year more in line with historical averages.
Management views may have changed since the report date.
[1]	The WSJ Dollar Index measures the U.S. dollar against a basket of 16 major currencies by basing its value on actual, up-to-date turnover by all participants in the foreign-exchange market.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Fund Management

Kenneth Salinger, CFA, Vice President and Head of Tax-Exempt Strategies, leads the portfolio management team for Schwab’s national and state-specific tax-free bond funds and municipal money market funds. He also has overall responsibility for all aspects of the management of each of the tax-free bond funds. Prior to joining CSIM in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

Kevin Shaughnessy, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2000, Mr. Shaughnessy spent four years as a portfolio manager at Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund assets, as well as short duration private client assets.

Cameron Ullyatt, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2008, Mr. Ullyatt was a vice president and portfolio manager at Oppenheimer Funds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in Oppenheimer Funds’ municipal bond and money market departments.

Chris Nagao, Portfolio Manager, is a member of the team responsible for the day-to-day management of the funds. Previously, he served as an associate portfolio manager with CSIM from 2012-2016. Prior to that, he worked as a senior applications engineer supporting CSIM’s portfolio management team by building analytical tools to assist in managing the funds. Before joining CSIM in 2007, he was lead software developer for Global Real Analytics.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund
Performance and Fund Facts as of 12/31/16

The Schwab Municipal Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from states and muni agencies around the country, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the 12 months ended December 31, 2016, to help the fund maintain a positive net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. Demand for securities typically held by muni money market funds saw substantial fluctuations during the 12-month reporting period ended December 31, 2016. This heightened volatility was driven primarily by Money Market Fund Reform that was adopted in 2014 with an implementation deadline of October 2016, which resulted in the separation of institutional investors from retail investors for many money market funds. While demand for muni money market securities outpaced supply early in the year, this quickly reversed in March as the beginnings of industry changes related to Money Market Fund Reform saw demand lessen, and yields searched for a new point of equilibrium. With the traditional muni money market fund industry shrinking, yields increased enough to attract crossover participation from taxable money market funds and other non-traditional buyers. This disruption caused by Money Market Fund Reform occurred in August and September. When fully implemented by mid-October, Money Market Fund Reform resulted in the reduction of muni money market fund industry assets from approximately $250 billion at the beginning of 2016 to about $125 billion. Yields rose in response, hitting their highest levels since the end of 2008 in October, and once again attracting non-traditional buyers. The influx of buyers and full implementation of Money Market Fund Reform on October 14, 2016, combined to send yields searching for a new level which balanced supply and demand through November. In response to the Federal Reserve’s (Fed) short-term interest rate hike in mid-December, yields rose again toward the end of the reporting period.
Reflecting this environment, the Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—started the year at 0.01%, rose to a peak of 0.87% in October, and ended the year at 0.72%.
Performance, Positioning, and Strategies. The investment adviser continued to focus on safety and high credit quality, while maintaining a longer weighted average maturity (WAM) than many of the fund’s peers for most of the reporting period. From the beginning of the year until mid-March, the fund’s WAM varied in the range of 30 to 36 days. The impact of Money Market Fund Reform on the supply/demand equilibrium and significant volatility in rates resulted in a wide range of WAMs throughout the remainder of the year. The fund’s WAM dipped to 17 days in late May before rising above 30 days as the fund purchased 1-year notes throughout June and July. The implementation of Money Market Fund Reform in mid-October increased overall uncertainty, causing WAMs to decline into the mid-teens. As the full implementation of Money Market Fund Reform appeared to bring new stability to the muni securities market, the fund’s WAM was once again extended to as high as 27 days in December. In response to the Fed’s interest rate hike in mid-December, the fund’s WAM was shortened slightly, ending the reporting period at 24 days.

Portfolio Composition By Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	24 Days
Largest Holdings by State % of Net Assets

Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value of Investments and excludes cash.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund
Performance and Fund Facts as of 12/31/16 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Municipal Money Fund
	Sweep Shares	Value Advantage Shares®	Select Shares®	Premier Shares
Ticker Symbol	SWXXX	SWTXX	SWLXX	SWOXX
Minimum Initial Investment[1]	*	$25,000 [2]	$1,000,000	$3,000,000
Seven-Day Yield (with waivers)[3]	0.19%	0.33%	0.43%	0.53%
Seven-Day Yield (without waivers)[3]	0.10%	0.22%	0.22%	0.22%
Seven-Day Effective Yield (with waivers)[3]	0.19%	0.33%	0.43%	0.53%
Seven-Day Taxable Equivalent Effective Yield[3,4]	0.33%	0.58%	0.75%	0.94%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[4]	Taxable equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.80%. Your tax rate may be different.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab AMT Tax-Free Money Fund
Performance and Fund Facts as of 12/31/16

The Schwab AMT Tax-Free Money Fund (the fund) seeks the highest current income exempt from federal income tax that is consistent with stability of capital and liquidity. To pursue its goal, the fund invests in municipal (muni) money market securities from states and muni agencies around the country, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the 12 months ended December 31, 2016, to help the fund maintain a positive net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. Demand for securities typically held by muni money market funds saw substantial fluctuations during the 12-month reporting period ended December 31, 2016. This heightened volatility was driven primarily by Money Market Fund Reform that was adopted in 2014 with an implementation deadline of October 2016, which resulted in the separation of institutional investors from retail investors for many money market funds. While demand for muni money market securities outpaced supply early in the year, this quickly reversed in March as the beginnings of industry changes related to Money Market Fund Reform saw demand lessen, and yields searched for a new point of equilibrium. With the traditional muni money market fund industry shrinking, yields increased enough to attract crossover participation from taxable money market funds and other non-traditional buyers. This disruption caused by Money Market Fund Reform occurred in August and September. When fully implemented by mid-October, Money Market Fund Reform resulted in the reduction of muni money market fund industry assets from approximately $250 billion at the beginning of 2016 to about $125 billion. Yields rose in response, hitting their highest levels since the end of 2008 in October, and once again attracting non-traditional buyers. The influx of buyers and full implementation of Money Market Fund Reform on October 14, 2016, combined to send yields searching for a new level which balanced supply and demand through November. In response to the Federal Reserve’s (Fed) short-term interest rate hike in mid-December, yields rose again toward the end of the reporting period.
Reflecting this environment, the Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—started the year at 0.01%, rose to a peak of 0.87% in October, and ended the year at 0.72%.
Performance, Positioning, and Strategies. The investment adviser continued to focus on safety and high credit quality, while maintaining a longer weighted average maturity (WAM) than many of the fund’s peers for most of the reporting period. From the beginning of the year until mid-March, the fund’s WAM varied in the range of 31 to 39 days. The impact of Money Market Fund Reform on the supply/demand equilibrium and significant volatility in rates resulted in a wide range of WAMs throughout the remainder of the year. The fund’s WAM dipped to 20 days in late May before rising above 30 days as the fund purchased 1-year notes throughout June and July. The implementation of Money Market Fund Reform in mid-October increased overall uncertainty, causing WAMs to decline into the mid-teens. As the full implementation of Money Market Fund Reform appeared to bring new stability to the muni securities market, the fund’s WAM was once again extended to as high as 30 days in December. In response to the Fed’s interest rate hike in mid-December, the fund’s WAM was shortened slightly, ending the reporting period at 25 days.

Portfolio Composition By Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	25 Days
Largest Holdings by State % of Net Assets

Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value of Investments and excludes cash.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab AMT Tax-Free Money Fund
Performance and Fund Facts as of 12/31/16 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab AMT Tax-Free Money Fund
	Sweep Shares	Value Advantage Shares®
Ticker Symbol	SWFXX	SWWXX
Minimum Initial Investment[1]	*	$25,000 [2]
Seven-Day Yield (with waivers)[3]	0.16%	0.33%
Seven-Day Yield (without waivers)[3]	0.08%	0.21%
Seven-Day Effective Yield (with waivers)[3]	0.16%	0.33%
Seven-Day Taxable Equivalent Effective Yield[3,4]	0.28%	0.58%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[4]	Taxable equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.80%. Your tax rate may be different.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2016 and held through December 31, 2016.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 7/1/16	Ending Account Value (Net of Expenses) at 12/31/16	Expenses Paid During Period[2] 7/1/16–12/31/16
Schwab Municipal Money Fund
Sweep Shares
Actual Return	0.54%	$1,000.00	$1,000.60	$2.72
Hypothetical 5% Return	0.54%	$1,000.00	$1,022.39	$2.75
Value Advantage Shares
Actual Return	0.42%	$1,000.00	$1,001.20	$2.11
Hypothetical 5% Return	0.42%	$1,000.00	$1,022.99	$2.14
Select Shares
Actual Return	0.32%	$1,000.00	$1,001.70	$1.61
Hypothetical 5% Return	0.32%	$1,000.00	$1,023.49	$1.63
Premier Shares
Actual Return	0.22%	$1,000.00	$1,002.20	$1.11
Hypothetical 5% Return	0.22%	$1,000.00	$1,023.99	$1.12
Schwab AMT Tax-Free Money Fund
Sweep Shares
Actual Return	0.57%	$1,000.00	$1,000.40	$2.87
Hypothetical 5% Return	0.57%	$1,000.00	$1,022.23	$2.90
Value Advantage Shares
Actual Return	0.42%	$1,000.00	$1,001.20	$2.11
Hypothetical 5% Return	0.42%	$1,000.00	$1,022.99	$2.14

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.06%	0.03%	0.02%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.39% [3]	0.08% [3]	0.09% [3]	0.15% [3]	0.22% [3]
Gross operating expenses	0.68%	0.68%	0.68%	0.68%	0.68%
Net investment income (loss)	0.06%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$9,741	$11,505	$11,405	$11,243	$11,721

Value Advantage Shares	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.12%	0.03%	0.02%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.34% [3]	0.08% [3]	0.09% [3]	0.16% [3]	0.22% [3]
Gross operating expenses	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income (loss)	0.12%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$519	$548	$621	$717	$815
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Financial Highlights continued
Select Shares	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.19%	0.03%	0.02%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.28% [3]	0.08% [3]	0.09% [3]	0.16% [3]	0.22% [3]
Gross operating expenses	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income (loss)	0.21%	0.01%	0.01%	0.01%	0.01%
Net asset, end of period (x 1,000,000)	$516	$311	$365	$403	$467

Premier Shares	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.27%	0.03%	0.02%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.20% [3]	0.08% [3]	0.09% [3]	0.16% [3]	0.22% [3]
Gross operating expenses	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income (loss)	0.32%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$2,020	$823	$1,037	$1,161	$1,389
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
22.3%	Fixed-Rate Municipal Securities	2,847,586,958	2,847,586,958
79.2%	Variable-Rate Municipal Securities	10,140,141,725	10,140,141,725
101.5%	Total Investments	12,987,728,683	12,987,728,683
(1.5%)	Other Assets and Liabilities, Net		(191,867,063)
100.0%	Net Assets		12,795,861,620

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 22.3% of net assets
Alabama 0.6%
Huntsville Healthcare Auth
CP		0.67%		01/05/17	19,000,000	19,000,000
CP		0.64%		01/09/17	10,000,000	10,000,000
CP		0.76%		02/01/17	6,500,000	6,500,000
CP		0.82%		02/07/17	30,000,000	30,000,000
CP		0.76%		02/14/17	5,000,000	5,000,000
						70,500,000
Alaska 0.0%
North Slope Borough
GO Bonds Series 2016B		5.00%		06/30/17	4,500,000	4,590,916
Arizona 0.1%
Phoenix Civic Improvement Corp
Airport CP Series 2014-B2 (LOC: BARCLAYS BANK PLC)		0.71%		01/11/17	15,000,000	15,000,000
California 2.8%
California
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.70%		01/05/17	17,320,000	17,320,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.65%		01/05/17	16,165,000	16,164,896
RB (Kaiser Permanente) Series 2006E		0.67%		01/10/17	16,535,000	16,535,000
RB (Kaiser Permanente) Series 2006E		0.62%		01/19/17	28,000,000	28,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.61%		01/18/17	2,490,000	2,490,000
RB (Kaiser Permanente) Series 2004E		0.61%		01/19/17	35,290,000	35,290,000
RB (Kaiser Permanente) Series 2004E		0.74%		03/02/17	7,000,000	7,000,000
RB (Kaiser Permanente) Series 2004E		0.78%		03/15/17	4,160,000	4,160,000
RB (Kaiser Permanente) Series 2004I		0.65%		01/05/17	10,345,000	10,344,933
RB (Kaiser Permanente) Series 2004I		0.60%		01/11/17	8,990,000	8,990,000
RB (Kaiser Permanente) Series 2004I		0.61%		01/19/17	30,800,000	30,800,000
RB (Kaiser Permanente) Series 2004I		0.78%		03/15/17	7,000,000	7,000,000
RB (Kaiser Permanente) Series 2004K		0.61%		01/18/17	8,200,000	8,200,000
RB (Kaiser Permanente) Series 2004K		0.77%		03/15/17	42,310,000	42,310,000
RB (Kaiser Permanente) Series 2006D		0.76%		03/21/17	500,000	500,000
RB (Kaiser Permanente) Series 2008C		0.81%		02/15/17	14,200,000	14,200,000
RB (Kaiser Permanente) Series 2008C		0.77%		03/16/17	16,465,000	16,465,000
RB (Kaiser Permanente) Series 2009B3		0.76%		03/21/17	23,500,000	23,500,000
RB (Kaiser Permanente) Series 2009B6		0.61%		01/18/17	10,000,000	10,000,000
RB (Kaiser Permanente) Series 2009B6		0.77%		03/22/17	34,750,000	34,750,000
Los Angeles
TRAN Series 2016 A		3.00%		06/29/17	14,000,000	14,158,152
Port of Oakland
CP Notes Series D (LOC: JPMORGAN CHASE BANK NA)		0.64%		01/04/17	5,000,000	5,000,000
San Diego Cnty Water Auth
COP Series 2008A		5.00%		05/01/17	100,000	101,315
						353,279,296
Delaware 0.1%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		0.68%		01/05/17	8,165,000	8,165,000
District of Columbia 0.2%
District of Columbia Water & Sewer Auth
Extendible CP Series A		0.75%	02/09/17	09/08/17	30,000,000	30,000,000
Florida 2.2%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands Teaching Hosptial & Clinics) Series 2008A (LOC: BANK OF AMERICA NA)		0.60%		01/04/17	18,750,000	18,750,000
Collier Cnty Health Facilities Auth
CP (Cleveland Clinic Health System) Series 2003C-1		0.63%		02/09/17	41,905,000	41,905,000
Florida State Board of Education
Public Education Capital Outlay Bonds Series 2008C		5.00%		06/01/17	125,000	127,063
Jacksonville
CP Notes Series A (LOC: BANK OF AMERICA NA)		0.75%		03/01/17	29,660,000	29,660,000
JEA
Electric System RB Series 2008C3 (LIQ: ROYAL BANK OF CANADA)		0.74%		02/07/17	19,500,000	19,500,000
Kissimmee Utility Auth
CP Notes Series B (LIQ: JPMORGAN CHASE BANK NA)		0.73%		02/03/17	25,000,000	25,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Miami-Dade Cnty
Water & Sewer System CP Notes Series A1 (LOC: BARCLAYS BANK PLC)		0.65%		01/05/17	25,000,000	25,000,000
Water & Sewer System CP Notes Series B1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.74%		02/06/17	66,000,000	66,000,000
Sunshine State Governmental Financing Commission
CP Series 2016H (LIQ: JPMORGAN CHASE BANK NA)		0.87%		03/10/17	15,000,000	15,000,000
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		0.80%		03/10/17	39,957,000	39,957,000
						280,899,063
Georgia 0.2%
Atlanta Airport
2nd Lien Passenger Facility Charge & 3rd Lien CP Series D (LOC: BANK OF AMERICA NA)		0.78%		03/09/17	4,814,000	4,814,000
2nd Lien Passenger Facility Charge & 3rd Lien CP Series D (LOC: BANK OF AMERICA NA)		0.80%		03/09/17	6,227,000	6,227,000
2nd Lien Passenger Facility Charge & 3rd Lien CP Series D1 (LOC: BANK OF AMERICA NA)		0.80%		03/09/17	2,460,000	2,460,000
2nd Lien Passenger Facility Charge & 3rd Lien CP Series D2 (LOC: BANK OF AMERICA NA)		0.83%		03/09/17	4,486,000	4,486,000
2nd Lien Passenger Facility Charge & 3rd Lien CP Series D3 (LOC: BANK OF AMERICA NA)		0.80%		03/09/17	247,000	247,000
2nd Lien Passenger Facility Charge & 3rd Lien CP Series D4 (LOC: BANK OF AMERICA NA)		0.83%		03/09/17	421,000	421,000
2nd Lien Passenger Facility Charge & 3rd Lien CP Series E (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.80%		03/09/17	7,462,000	7,462,000
2nd Lien Passenger Facility Charge & 3rd Lien CP Series E (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.83%		03/09/17	421,000	421,000
						26,538,000
Hawaii 0.0%
Hawaii
GP CP Series B2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.77%		03/08/17	3,500,000	3,500,000
Illinois 0.0%
Illinois Finance Auth
Refunding RB (Advocate Health Care Network) Series 2010D		5.00%		04/01/17	155,000	156,546
Kentucky 0.4%
Louisville & Jefferson Cnty Metro Sewer District
BAN 2016		3.50%		11/15/17	44,380,000	45,356,498
Louisiana 0.2%
Ascension Parish
RB (BASF Corporation) Series 1999		0.78%		01/20/17	10,000,000	10,000,000
Louisiana Public Facilities Auth
RB (Ochsner Clinic Foundation) Series 2007A (ESCROW)		5.38%		05/15/17	1,345,000	1,367,100

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984B (LOC: WELLS FARGO BANK NA)		0.85%		03/14/17	20,000,000	20,000,000
						31,367,100
Maryland 0.3%
Maryland Health & Higher Educational Facilities Auth
CP (Johns Hopskins Univ) Series A&B		0.60%		01/05/17	13,961,000	13,961,000
CP (Johns Hopskins Univ) Series A&B		0.73%		02/06/17	17,000,000	17,000,000
Montgomery Cnty
RB (Trinity Health) Series 2013MD		0.75%		03/01/17	6,000,000	6,000,000
						36,961,000
Massachusetts 1.3%
Brockton
BAN Series 2016		2.00%		06/30/17	3,300,000	3,318,878
Holbrook
BAN 2016		2.00%		06/02/17	3,000,000	3,014,870
Massachusetts
Consolidated Loan GO Bonds Series 2014-3		4.00%		05/01/17	2,435,000	2,460,264
RAN 2016	c	2.00%		04/24/17	85,000,000	85,316,125
Massachusetts Bay Transportation Auth
CP Sales Tax BAN Series A (LIQ: US BANK NATIONAL ASSOCIATION)		0.74%		01/17/17	7,775,000	7,775,000
Sales Tax CP Series B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.73%		02/01/17	30,525,000	30,525,000
Sr Sales Tax Bonds Series 2004B		5.25%		07/01/17	100,000	102,131
Massachusetts School Building Auth
Sub Dedicated Sales Tax CP BAN Series B (LOC: CITIBANK NA)		0.64%		01/18/17	25,000,000	25,000,000
Plymouth
GO BAN Series 2016		2.00%		05/04/17	8,000,000	8,033,429
Stoughton
GO BAN Series 2016		2.00%		06/30/17	3,449,000	3,470,091
						169,015,788
Michigan 1.0%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1		0.75%		03/01/17	46,210,000	46,210,000
Michigan Hospital Finance Auth
Refunding RB (Ascension Health) Series 2010F-2		1.50%		03/01/17	12,435,000	12,448,735
University of Michigan
CP Notes Series K-1		0.62%		01/18/17	32,710,000	32,710,000
CP Notes Series K-1		0.72%		02/02/17	6,660,000	6,660,000
CP Notes Series K-1		0.70%		02/06/17	30,000,000	30,000,000
CP Notes Series K2		0.75%	01/05/17	07/17/17	5,985,000	5,985,000
						134,013,735
Minnesota 0.0%
Minnesota
GO Bonds Series 2013D		5.00%		10/01/17	4,850,000	4,997,895

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Mississippi 0.1%
Jackson Cnty
Water System GO Refunding Bonds Series 1994		0.55%		02/01/17	12,840,000	12,840,000
Missouri 0.5%
St Louis
TRAN 2016		2.00%		06/01/17	9,500,000	9,546,730
Univ of Missouri
CP Series A		0.63%		01/17/17	16,205,000	16,204,863
CP Series A		0.71%		02/06/17	33,000,000	33,000,000
						58,751,593
Nevada 0.3%
Las Vegas Valley Water District
LT GO CP Series 2004A (LIQ: JPMORGAN CHASE BANK NA)		0.70%		02/02/17	12,300,000	12,300,000
LT GO CP Series 2004A (LIQ: JPMORGAN CHASE BANK NA)		0.68%		02/03/17	24,845,000	24,845,000
						37,145,000
New Jersey 2.6%
Bergen Cnty
BAN 2016B		2.00%		12/14/17	76,000,000	76,658,729
Brick Township
BAN		2.00%		07/26/17	21,869,345	21,998,665
Burlington Cnty Bridge Commission
Lease RB Series 2016B		2.00%		04/26/17	7,500,000	7,527,652
Sub RAN Series 2016		2.00%		11/16/17	10,000,000	10,099,621
East Brunswick
BAN Series 2016		2.00%		07/27/17	10,000,000	10,067,488
Edgewater
BAN Series 2016		2.00%		07/21/17	6,000,000	6,032,711
Fort Lee
BAN 2016		2.00%		11/10/17	2,500,000	2,524,001
Freehold Township
BAN 2016		2.25%		11/17/17	6,500,000	6,577,957
Hamilton Township
BAN Series 2016		2.00%		06/08/17	11,000,000	11,059,063
Hoboken
BAN Series 2016A		2.25%		03/14/17	2,900,000	2,907,715
Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 2016C-1		2.00%		11/01/17	8,355,000	8,430,850
Little Ferry
BAN Series 2016		2.25%		04/27/17	3,000,000	3,013,882
Livingston Township
BAN Series 2016		2.00%		01/11/17	1,200,000	1,200,407
BAN Series 2016		2.00%		03/23/17	6,500,000	6,516,880
Montclair Township
GO BAN		2.50%		11/03/17	19,333,200	19,593,734
Nutley
BAN		2.25%		12/21/17	7,000,000	7,073,118

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Ocean City
BAN Series 2016B		2.00%		06/15/17	10,000,000	10,051,993
BAN Series 2016C		2.50%		11/30/17	10,000,000	10,138,232
Readington Township
BAN Series 2016		2.00%		02/02/17	11,000,000	11,013,550
Robbinsville
BAN Series 2016B		2.00%		05/17/17	6,000,000	6,028,132
Rockaway
BAN Series 2016		2.00%		11/16/17	9,456,000	9,549,800
Sea Isle City
BAN 2016		1.50%		01/10/17	6,340,000	6,341,358
South River
BAN 2016A		2.50%		12/12/17	12,546,000	12,693,569
Stafford Township
BAN Series 2016A		2.00%		05/11/17	14,698,000	14,758,209
Woodbridge
BAN		2.00%		08/18/17	8,000,000	8,049,580
BAN		3.00%		08/18/17	36,000,000	36,447,204
Woodland Park
GO BAN Series 2016		2.00%		06/02/17	3,590,705	3,607,453
						329,961,553
New York 1.4%
Amherst
BAN Series 2016		2.50%		11/09/17	23,000,000	23,324,591
Amherst Central SD
BAN Series 2016		2.00%		06/22/17	9,000,000	9,049,621
Clinton Cnty
BAN Series 2016B		2.00%		06/09/17	11,000,000	11,050,788
East Hampton
BAN Series 2016		2.00%		08/25/17	10,000,000	10,080,822
Eastport South Manor CSD
TAN Series 2016		2.00%		06/23/17	8,000,000	8,047,844
Fairpoint CSD
BAN Series 2016		1.95%		07/14/17	4,000,000	4,024,449
Harborfields CSD
BAN Series 2016		1.95%		09/07/17	4,600,000	4,637,688
Homer CSD
BAN 2016		2.00%		06/30/17	4,000,000	4,024,554
Irondequoit
BAN		2.00%		04/21/17	4,000,000	4,013,297
Islip UFSD
BAN 2016		2.00%		11/10/17	11,110,000	11,215,752
Kingston SD
BAN 2016		2.00%		06/15/17	4,000,000	4,020,795
Metropolitan Transportation Auth
Dedicated Tax Fund BAN Series 2016A-2A		2.00%		06/01/17	15,000,000	15,077,414
Transportation Revenue BANs 2016A2C		2.00%		02/01/17	15,000,000	15,016,717
Miller Place UFSD
TAN Series 2016		2.00%		06/27/17	8,000,000	8,045,369

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York State Power Auth
CP Series 1&2		0.70%		01/12/17	18,515,000	18,515,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2009B1		5.00%		03/15/17	180,000	181,507
State Personal Income Tax RB Series 2013D		5.00%		03/15/17	4,000,000	4,034,483
Sag Harbor UFSD
TAN 2016-2017		1.75%		06/22/17	4,250,000	4,269,623
Sayville UFSD
TAN Series 2016		2.00%		06/27/17	11,475,000	11,545,090
Syracuse
RAN 2016B		2.25%		06/30/17	11,905,000	11,982,598
						182,158,002
Ohio 0.7%
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2011B		5.00%		07/12/17	500,000	510,502
RB (Trinity Health) Series 2013-OH		0.75%		03/01/17	51,745,000	51,745,000
Ohio
GO Bonds Series 2012A		4.00%		02/01/17	1,260,000	1,263,356
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic) Series 2008B6		0.76%		03/02/17	32,700,000	32,700,000
						86,218,858
Oregon 0.2%
Oregon Dept of Transportation
Highway User Tax Sr Lien RB Series 2007A (ESCROW)		4.50%		11/15/17	20,000,000	20,605,248
Pennsylvania 0.1%
Pennsylvania Higher Educational Facilities Auth
RB (Univ of Pennsylvania) Series 2009A		5.00%		08/15/17	135,000	138,301
Pennsylvania Infrastruction Investment Auth
GP CP Series 2016A (LIQ: JPMORGAN CHASE BANK NA)		0.73%		02/01/17	1,108,000	1,108,000
Pennsylvania State Univ
Refunding RB Series 2009B		0.66%		06/01/17	7,000,000	7,000,000
						8,246,301
South Carolina 0.2%
Charleston County SD
GO Bonds Series 2016		5.00%		03/01/17	16,000,000	16,109,052
South Carolina Public Service Auth
CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.65%		01/09/17	4,400,000	4,400,000
						20,509,052
Tennessee 1.5%
Memphis
GO CP Series A (LIQ: MIZUHO BANK LTD)		0.73%		02/01/17	25,000,000	25,000,000
Metro Government of Nashville & Davidson Cnty
GO CP Series A1 (LIQ: MIZUHO BANK LTD)		0.73%		02/01/17	19,000,000	19,000,000
GO CP Series A1 (LIQ: MIZUHO BANK LTD)		0.75%		02/01/17	35,665,000	35,665,000
GO CP Series A2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.67%		01/05/17	18,000,000	18,000,000
GO CP Series A2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.90%		01/09/17	25,900,000	25,900,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO CP Series A2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.73%		02/01/17	4,000,000	4,000,000
GO CP Series A2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.73%		02/03/17	20,000,000	20,000,000
Metro Government of Nashville & Davidson Cnty Water & Sewer System
Water & Sewer Revenue CP Series A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.90%		01/05/17	10,575,000	10,575,000
Water & Sewer Revenue CP Series A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.80%		03/02/17	12,500,000	12,500,000
Shelby Cnty
Extendible CP Series 2015A		0.66%	01/10/17	08/14/17	7,000,000	7,000,000
Extendible CP Series 2015A		0.75%	02/09/17	09/08/17	13,000,000	13,000,000
						190,640,000
Texas 3.9%
Austin
Combined Utility Systems CP Series A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.65%		01/04/17	7,000,000	7,000,000
Brownsville
Utilities System CP Series A (LOC: MUFG UNION BANK NA)		0.93%		05/17/17	7,000,000	7,000,000
Bryan ISD
ULT GO Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/17	1,000,000	1,002,675
Cypress-Fairbanks ISD
ULT GO & Refunding Bonds Series 2007 (ESCROW)		5.00%		02/15/17	10,000,000	10,051,123
Dallas
Water & Sewer CP Series E (LIQ: JPMORGAN CHASE BANK NA)		0.62%		01/06/17	9,502,000	9,502,000
Water & Sewer CP Series E (LIQ: JPMORGAN CHASE BANK NA)		0.67%		01/06/17	2,000,000	2,000,000
Water & Sewer CP Series E (LIQ: JPMORGAN CHASE BANK NA)		0.75%		03/03/17	1,200,000	1,200,000
Dallas Area Rapid Transit
Sr Sub Lien Sales Tax Revenue CP Series I		0.75%		02/15/17	10,000,000	10,000,000
Sr Sub Lien Sales Tax Revenue CP Series I		0.87%		02/24/17	35,000,000	35,000,000
Dallas ISD
ULT GO & Refunding Bonds Series 2010B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.50%		02/15/17	2,500,000	2,514,299
ULT GO Bonds Series 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.25%		02/15/17	400,000	402,228
Eanes ISD
ULT GO Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/01/17	200,000	201,038
Fort Bend ISD
ULT GO Refunding Bonds Series 2015C (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/17	3,000,000	3,007,680
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Memorial Herman) Series 2016B-2		0.80%		04/03/17	5,000,000	5,000,000
Refunding RB (Methodist Hospital) Series 2009C1		0.70%		01/23/17	60,000,000	60,000,000
Refunding RB (Methodist Hospital) Series 2009C1		0.73%		01/30/17	6,500,000	6,500,000
Refunding RB (Methodist Hospital) Series 2009C2		0.70%		01/12/17	15,000,000	15,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Houston
Airport System Sr Lien CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.80%		01/18/17	25,000,000	25,000,000
Airport System Sr Lien CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.83%		02/07/17	12,250,000	12,250,000
Combined Utility System 1st lien Refunding RB Series 2007A (ESCROW)		5.00%		11/15/17	1,550,000	1,602,861
Combined Utility System CP Series B4 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.82%		02/14/17	10,000,000	10,000,000
Houston ISD
LT GO Bonds Series 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/17	3,050,000	3,065,407
LT GO Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/17	3,700,000	3,718,909
Lamar Consolidated ISD
ULT Refunding Bonds Series 2012B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		02/15/17	1,900,000	1,902,527
Lower Neches Valley Auth
Pollution Control RB (Chevron USA) Series 1987		0.58%		02/15/17	22,000,000	22,000,000
Lubbock ISD
ULT GO Bonds Series 2012A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/17	100,000	100,514
North East ISD
ULT GO Refunding Bonds Series 2007 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.50%		02/01/17	1,000,000	1,003,077
Pasadena ISD
ULT Refunding Bonds Series 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/17	125,000	125,650
Port of Port Arthur Navigation District
RB (BASF Corp) Series 2000A		0.78%		01/20/17	15,000,000	15,000,000
Prosper ISD
ULT GO Bonds Series 2007 (ESCROW)		5.38%		08/15/17	9,365,000	9,627,504
San Antonio
Electric & Gas Systems CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.70%		01/04/17	15,000,000	15,000,000
Electric & Gas Systems CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.68%		01/12/17	12,540,000	12,540,000
GO Bonds Series 2012		5.00%		02/01/17	1,400,000	1,404,911
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.67%		01/05/17	9,655,000	9,655,000
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.90%		01/09/17	7,000,000	7,000,000
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.68%		01/23/17	3,465,000	3,464,953
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.82%		02/14/17	16,000,000	16,000,000
Texas
GO Mobility Fund Bonds Series 2008		5.00%		04/01/17	160,000	161,574
Texas Public Finance Auth
CP Series 2003C4		0.64%		01/09/17	45,980,000	45,980,000
GO CP Series 2008		0.64%		01/09/17	11,500,000	11,500,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO CP Series 2008		0.72%		01/09/17	3,250,000	3,250,000
GO CP Series 2008		0.66%		01/10/17	69,200,000	69,200,000
Texas Tech University
Revenue Financing System CP Series 2012A		0.74%		01/05/17	10,000,000	10,000,000
Revenue Financing System CP Series 2012A		0.68%		02/01/17	11,500,000	11,500,000
Texas Transportation Commission
State Highway Fund 1st Tier RB Series 2007		5.00%		04/01/17	100,000	100,984
State Highway Fund 1st Tier Refunding & RB Series 2007		4.75%		04/01/17	200,000	201,900
						497,736,814
Utah 0.2%
Intermountain Power Agency
CP Series B1&B2 (LIQ: BANK OF AMERICA NA)		0.77%		01/17/17	18,000,000	18,000,000
CP Series B1&B2 (LIQ: BANK OF AMERICA NA)		0.75%		03/01/17	11,140,000	11,140,000
						29,140,000
Virginia 0.3%
Metropolitan Washington Airports Auth
Second Sr Lien CP (Dulles Toll Road) Series 1 (LOC: JPMORGAN CHASE BANK NA)		0.90%		01/05/17	10,000,000	10,000,000
Second Sr Lien CP (Dulles Toll Road) Series 1 (LOC: JPMORGAN CHASE BANK NA)		0.68%		01/06/17	12,600,000	12,600,000
Second Sr Lien CP (Dulles Toll Road) Series 1 (LOC: JPMORGAN CHASE BANK NA)		0.64%		02/03/17	20,750,000	20,750,000
						43,350,000
Washington 0.2%
Port of Tacoma
Sub Lien Revenue CP Series 2002B (LOC: BANK OF AMERICA NA)		0.80%		02/06/17	25,000,000	25,000,000
Washington
GO Bonds Series 2013D		5.00%		02/01/17	5,630,000	5,649,771
GO Refunding Bonds Series R2011C		5.00%		07/01/17	500,000	509,951
						31,159,722
Wisconsin 0.7%
Sun Prairie SD
BAN	b	2.00%		06/01/17	14,200,000	14,232,518
Wisconsin
GO CP Series 2016A (LIQ: BMO HARRIS BANK NA)		0.64%		01/03/17	10,000,000	10,000,000
GO Refunding Bonds 2014 Series 1		5.00%		05/01/17	115,000	116,533
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2008A (LOC: JPMORGAN CHASE BANK NA)		0.82%		04/03/17	20,000,000	20,000,000
RB (Aurora Health Care) Series 2008B (LOC: JPMORGAN CHASE BANK NA)		0.65%		02/02/17	40,000,000	40,000,000
Wisconsin Housing & Economic Development Auth
Home Ownership RB Series 2015B		1.05%		03/01/17	435,000	434,927
						84,783,978
Total Fixed-Rate Municipal Securities
(Cost $2,847,586,958)						2,847,586,958

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Municipal Securities 79.2% of net assets
Alabama 3.8%
Alabama HFA
M/F Housing RB (Chapel Ridge Apts) Series 2005E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.87%		01/06/17	11,000,000	11,000,000
M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.87%		01/06/17	10,550,000	10,550,000
Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	2,390,000	2,390,000
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: FEDERAL HOME LOAN BANKS)		0.88%		01/06/17	1,660,000	1,660,000
Birmingham Water Works Board
Sr Water Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.79%		01/05/17	4,185,000	4,185,000
Sub Water & Sewer RB Series 2007A (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	4,000,000	4,000,000
Water Refunding RB Series 2015A (LIQ: ROYAL BANK OF CANADA)	a	0.77%		01/06/17	20,000,000	20,000,000
Water Revenue Bonds Series 2011 (LIQ: BARCLAYS BANK PLC)	a	0.77%		01/06/17	6,065,000	6,065,000
Columbia IDB
Pollution Control Refunding RB (Alabama Power Co) Series 2014A		0.78%		01/03/17	9,270,000	9,270,000
Pollution Control Refunding RB (Alabama Power Co) Series 2014D		0.78%		01/06/17	22,500,000	22,500,000
Dothan Downtown Redevelopment Auth
RB (Northside Mall) Series 2010 (LOC: US BANK NATIONAL ASSOCIATION)		0.78%		01/06/17	12,000,000	12,000,000
Millport IDA
IDRB (Steel Dust Recycling) Series 2007 (LOC: COMERICA BANK)		0.86%		01/06/17	4,525,000	4,525,000
IDRB (Steel Dust Recycling) Series 2011 (LOC: CITIBANK NA)		0.86%		01/06/17	10,000,000	10,000,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: SWEDBANK AB)		0.79%		01/06/17	40,000,000	40,000,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA)		0.79%		01/06/17	10,000,000	10,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)		0.79%		01/06/17	30,000,000	30,000,000
Mobile IDB
Pollution Control RB (Alabama Power Co) Series 2007-B		0.78%		01/06/17	17,000,000	17,000,000
Pollution Control RB (Alabama Power Co) Series 2007C		0.77%		01/06/17	16,550,000	16,550,000
Pollution Control Refunding RB (Alabama Power Co) Series 1993A		0.77%		01/06/17	12,100,000	12,100,000
RB (Alabama Power Co) Series 2001B		0.81%		01/03/17	2,750,000	2,750,000
Refunding RB (Alabama Power Co) Series 1993B		0.79%		01/06/17	9,000,000	9,000,000
Mobile Solid Waste Auth
RB (Waste Management/Chastang Proj) Series 2003 (LOC: WELLS FARGO BANK NA)		0.78%		01/06/17	4,175,000	4,175,000
Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2013		0.79%		01/06/17	15,000,000	15,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
North Sumter Solid Waste Auth
RB (Waste Mgmt/Emelle) Series 2003 (LOC: WELLS FARGO BANK NA)		0.78%		01/06/17	4,350,000	4,350,000
Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008A (LOC: JPMORGAN CHASE BANK NA)		0.75%		01/06/17	5,000,000	5,000,000
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008C (LOC: BANK OF NOVA SCOTIA)		0.74%		01/06/17	42,225,000	42,225,000
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011B (LOC: JPMORGAN CHASE BANK NA)		0.75%		01/06/17	15,500,000	15,500,000
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011H (LOC: JPMORGAN CHASE BANK NA)		0.75%		01/06/17	5,000,000	5,000,000
Gulf Opportunity Zone RB (Hunt Refining) Series 2011J (LOC: BANK OF NOVA SCOTIA)		0.74%		01/06/17	10,000,000	10,000,000
Tuscaloosa Cnty Port Auth
RB (Midtown Villaage) Series 2006 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.80%		01/06/17	23,000,000	23,000,000
West Jefferson IDB
Pollution Control Refunding RB (Alabama Power Co) Series 1998		0.77%		01/06/17	57,290,000	57,290,000
Solid Waste Disposal RB (Alabama Power Co) Series 2008		0.81%		01/03/17	46,170,000	46,170,000
						483,255,000
Alaska 0.5%
Alaska Housing Finance Corp
Home Mortgage RB Series 2002A (LIQ: JPMORGAN CHASE BANK NA)		0.79%		01/03/17	18,160,000	18,160,000
Home Mortgage RB Series 2007A (LIQ: LANDESBANK BADEN-WUERTTEMBERG)		0.76%		01/06/17	19,200,000	19,200,000
Home Mortgage RB Series 2007B (LIQ: LANDESBANK BADEN-WUERTTEMBERG)		0.76%		01/06/17	25,000,000	25,000,000
Alaska Student Loan Corp
Education Loan Refunding RB Sr Series 2012B1 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.75%		01/06/17	7,280,000	7,280,000
						69,640,000
Arizona 0.9%
Arizona Health Facilities Auth
RB (Banner Health) Series 2008A&D, 2012A (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	14,995,000	14,995,000
RB (Banner Health) Series 2015C (LOC: BANK OF AMERICA NA)		0.74%		01/06/17	14,400,000	14,400,000
Maricopa Cnty IDA
M/F RB (Gran Victoria Housing) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.76%		01/06/17	6,030,000	6,030,000
RB (Banner Health) Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	4,000,000	4,000,000
Solid Waste Disposal RB (Michael Pylman Dairy) Series 2005 (LOC: COBANK ACB)		0.86%		01/06/17	6,750,000	6,750,000
Mesa
Utility System Refunding RB Series 2006 (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.76%		01/06/17	39,000,000	39,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Salt River Project Agricultural Improvement & Power District
Electric System Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.79%		01/05/17	11,935,000	11,935,000
Yavapai Cnty IDA
RB (Skanon Investments Drake Cement) Series 2010A (LOC: CITIBANK NA)		0.75%		01/06/17	20,000,000	20,000,000
						117,110,000
Arkansas 0.2%
Arkansas Development Finance Auth
Solid Waste Disposal RB (Waste Management of Arkansas) Series 2003 (LOC: BANK OF AMERICA NA)		0.75%		01/06/17	15,000,000	15,000,000
Pulaski Cnty Public Facilities Board
M/F Housing Refunding RB (Markham Oaks & Indian Hills Apts) Series 2005 (LOC: FEDERAL HOME LOAN BANKS)		0.82%		01/06/17	5,440,000	5,440,000
M/F Housing Refunding RB (Waterford & Bowman Heights Apts) Series 2012 (LOC: FEDERAL HOME LOAN BANKS)		0.82%		01/06/17	6,570,000	6,570,000
						27,010,000
California 1.3%
Alameda Cnty IDA
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF THE WEST)		0.90%		01/06/17	3,210,000	3,210,000
RB (Segale Bros Wood Products) Series 2002 (LOC: BANK OF THE WEST)		0.82%		01/06/17	1,260,000	1,260,000
California Educational Facilities Auth
RB (California Institute of Technology) Series 2009 (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	3,300,000	3,300,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006C		0.69%		01/06/17	17,700,000	17,700,000
Refunding RB (Stanford Hospital) Series 2010B (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	4,000,000	4,000,000
Refunding RB (Sutter Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	5,623,500	5,623,500
California Infrastructure & Economic Development Bank
IDRB (Kruger & Sons) Series 2002 (LOC: BANK OF THE WEST)		0.84%		01/06/17	2,100,000	2,100,000
California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: COBANK ACB)		0.79%		01/06/17	4,410,000	4,410,000
Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: WELLS FARGO BANK NA)		0.88%		01/06/17	1,045,000	1,045,000
Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A (LOC: COMERICA BANK)		0.93%		01/06/17	105,000	105,000
California Statewide Communities Development Auth
Gas Supply RB Series 2010B (LOC: ROYAL BANK OF CANADA)		0.83%	01/05/17	03/01/17	15,000,000	15,000,000
M/F Housing Refunding RB (Crossings at Madera) Series 2005B (LOC: CITIBANK NA)		0.80%		01/06/17	2,670,000	2,670,000
RB (Kaiser Permanente) Series 2002E		0.69%		01/06/17	4,000,000	4,000,000
RB (Kaiser Permanente) Series 2004M		0.72%		01/06/17	9,300,000	9,300,000
RB (Sutter Health) Series 2007A,2008B,2008C (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	15,922,588	15,922,588

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Contra Costa Cnty
M/F Mortgage RB (El Cerrito Royale) Series 1987A (LOC: BANK OF AMERICA NA)		0.86%		01/06/17	3,900,000	3,900,000
East Bay Municipal Utility District
Water Refunding RB Series 2012A (LIQ: CITIBANK NA)	a	0.76%		01/06/17	6,600,000	6,600,000
Water Sub RB Series 2005A (LIQ: CITIBANK NA)	a	0.76%		01/06/17	20,830,000	20,830,000
Huntington Park Redevelopment Agency
M/F Housing RB (Casa Rita Apts) Series 1994A (LOC: WELLS FARGO BANK NA)		0.80%		01/06/17	4,600,000	4,600,000
Los Angeles Dept of Airports
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.80%		01/06/17	5,000,000	5,000,000
Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	a	0.81%		01/06/17	5,000,000	5,000,000
Nuveen California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	a	0.87%		01/06/17	5,000,000	5,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	a	0.84%		01/06/17	7,000,000	7,000,000
Variable Rate Demand Preferred Shares Series 6 (LOC: CITIBANK NA)	a	0.86%		01/06/17	300,000	300,000
Riverside
Electric Refunding RB Series 2008A (LOC: BARCLAYS BANK PLC)		0.70%		01/06/17	825,000	825,000
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B (ESCROW) (LIQ: CITIBANK NA)	a	0.76%		01/06/17	9,900,000	9,900,000
San Jose
M/F Housing RB (Cinnabar Commons) Series 2003C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.68%		01/06/17	8,500,000	8,500,000
						167,101,088
Colorado 4.7%
Arapahoe Cnty
M/F Rental Housing Refunding RB (Hunter's Run) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.76%		01/06/17	10,230,000	10,230,000
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP PARIBAS SA)		0.78%		01/06/17	19,040,000	19,040,000
Colorado Agricultural Development Auth
RB (Hunter Ridge Dairy) Series 2013 (LOC: COBANK ACB)		0.83%		01/06/17	4,750,000	4,750,000
Colorado Health Facilities Auth
Hospital RB (Children's Hospital Colorado) Series 2016B (LOC: JPMORGAN CHASE BANK NA)	a	0.77%		01/03/17	2,990,000	2,990,000
RB (SCL Health System) Series 2013A (LIQ: CITIBANK NA)	a	0.76%		01/06/17	3,700,000	3,700,000
RB (SCL Health System) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	15,500,000	15,500,000
RB (SCL Health System) Series 2016A		0.72%		01/06/17	3,645,000	3,645,000
RB (SCL Health System) Series 2016D (LIQ: WELLS FARGO BANK NA)		0.71%		01/06/17	5,000,000	5,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Colorado Housing & Finance Auth
S/F Mortgage Class I Bonds Series 2002C3 (LIQ: BANK OF AMERICA NA)		0.75%		01/06/17	4,790,000	4,790,000
S/F Mortgage Class I Bonds Series 2006A3 (LIQ: FEDERAL HOME LOAN BANKS)		0.78%		01/06/17	21,035,000	21,035,000
S/F Mortgage Class I Bonds Series 2007A2 (LIQ: FEDERAL HOME LOAN BANKS)		0.80%		01/06/17	6,735,000	6,735,000
S/F Mortgage Class II Bonds Series 2007B3 (LIQ: ROYAL BANK OF CANADA)		0.75%		01/06/17	10,000,000	10,000,000
S/F Mortgage Class II Bonds Series 2013B (LIQ: ROYAL BANK OF CANADA)		0.72%		01/06/17	11,950,000	11,950,000
Colorado Regional Transportation District
Sales Tax Refunding RB (FasTracks) Series 2007A (LIQ: CITIBANK NA)	a	0.76%		01/06/17	71,000,000	71,000,000
Colorado Springs Utilities System
Utilities System Improvement RB Series 2013B1&B2 (LIQ: BARCLAYS BANK PLC)	a	0.77%		01/06/17	6,875,000	6,875,000
Utilities System Sub Lien RB Series 2000A (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.73%		01/06/17	49,000,000	49,000,000
Utilities System Sub Lien RB Series 2004A (LIQ: BANK OF AMERICA NA)		0.74%		01/06/17	50,000,000	50,000,000
Utilities System Sub Lien RB Series 2005A (LIQ: MIZUHO BANK LTD)		0.73%		01/06/17	39,450,000	39,449,998
Utilities System Sub Lien RB Series 2006B (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.79%		01/06/17	48,730,000	48,730,000
Denver
Airport System RB Bonds Series 2008C2&C3 (LOC: ROYAL BANK OF CANADA)	a,c	0.80%		01/06/17	174,990,000	174,990,000
Wastewater Enterprise RB Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.79%		01/05/17	8,840,000	8,840,000
Denver City & Cnty SD No 1
GO Refunding Bonds Series 2005A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.76%		01/06/17	23,000,000	23,000,000
Sheridan Redevelopment Agency
Tax Increment Refunding RB (South Santa Fe Drive) Series 2011A1 (LOC: JPMORGAN CHASE BANK NA)		0.74%		01/06/17	3,090,000	3,090,000
						594,339,998
Connecticut 0.1%
Connecticut
GO Bonds Series 2015C (LIQ: TORONTO-DOMINION BANK/THE)	a	0.76%		01/06/17	2,000,000	2,000,000
Connecticut HFA
Housing Mortgage RB Series 2012A (LIQ: ROYAL BANK OF CANADA)		0.72%		01/06/17	2,000,000	2,000,000
Housing Mortgage RB Series 2015C3 (LIQ: ROYAL BANK OF CANADA)		0.72%		01/06/17	7,500,000	7,500,000
						11,500,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Delaware 0.1%
New Castle Cnty
Airport Facility RB (FlightSafety) Series 2002		0.72%		01/06/17	5,185,000	5,185,000
Student Housing Refunding RB (Univ Courtyard Apt) Series 2005 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.77%		01/06/17	12,000,000	12,000,000
						17,185,000
District of Columbia 1.1%
District of Columbia
GO Bonds Series 2008E (LIQ: BANK OF AMERICA NA)	a	0.76%		01/06/17	7,415,000	7,415,000
GO Bonds Series 2014C (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	18,000,000	18,000,000
Income Tax Secured RB Series 2012C (LIQ: BARCLAYS BANK PLC)	a	0.77%		01/06/17	8,310,000	8,310,000
RB (American Psychological Assoc) Series 2003 (LOC: BANK OF AMERICA NA)		0.78%		01/06/17	1,830,000	1,830,000
RB (American Univ) Series 2006A (LOC: ROYAL BANK OF CANADA)		0.72%		01/06/17	15,000,000	15,000,000
RB (American Univ) Series 2006B (LOC: ROYAL BANK OF CANADA)		0.72%		01/06/17	4,600,000	4,600,000
RB (Catholic Univ of America) Series 2007 (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.76%		01/06/17	7,760,000	7,760,000
District of Columbia HFA
M/F Housing RB (Park 7 at Minnesota Benning) Series 2012 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.72%		01/06/17	5,000,000	5,000,000
M/F Housing RB (The Yards) Series 2012 (LOC: FEDERAL HOME LOAN BANKS)		0.75%		01/06/17	4,250,000	4,250,000
District of Columbia Water & Sewer Auth
Public Utility RB Series 1998 (LIQ: CITIBANK NA)	a	0.76%		01/06/17	6,200,000	6,200,000
Public Utility Sr Lien RB Series 2009A (ESCROW) (LIQ: BANK OF AMERICA NA)	a	0.78%		01/06/17	9,620,000	9,620,000
Public Utility Sr Lien RB Series 2009A (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	9,130,000	9,130,000
Public Utility Sub Lien RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	28,025,000	28,025,000
Public Utility Sub Lien RB Series 2014B2 (LIQ: TD BANK NA)		0.72%		01/06/17	3,000,000	3,000,000
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2012A (LIQ: BARCLAYS BANK PLC)	a	0.83%		01/06/17	7,500,000	7,500,000
						135,640,000
Florida 5.0%
Alachua Cnty Housing Finance Auth
M/F Housing RB (Univ Cove Apts) Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.75%		01/06/17	6,290,000	6,290,000
Brevard Cnty HFA
M/F Housing RB (Timber Trace Apts) Series 2007 (LOC: CITIBANK NA)		0.77%		01/06/17	9,530,000	9,530,000
M/F Housing RB (Wickham Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.75%		01/06/17	3,735,000	3,735,000
Broward Cnty
Port Facilities Sub Refunding RB (Port Everglades) Series 2008 (LOC: ROYAL BANK OF CANADA)		0.74%		01/06/17	2,100,000	2,100,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Broward Cnty HFA
M/F Housing RB (Palms of Deerfield Beach Apts) Series 2006 (LOC: CITIBANK NA)		0.77%		01/06/17	3,645,000	3,645,000
M/F Housing RB (Sailboat Bend Artist Lofts) Series 2006 (LOC: CITIBANK NA)		0.85%		01/06/17	1,300,000	1,300,000
Capital Trust Agency
Housing Refunding RB (Atlantic Housing Foundation Properties) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.75%		01/06/17	39,000,000	39,000,000
Collier Cnty HFA
M/F Housing RB (Brittany Bay Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.75%		01/06/17	3,800,000	3,800,000
Duval Cnty Housing Finance Auth
M/F Mortgage RB (Camri Green Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.75%		01/06/17	7,900,000	7,900,000
Florida Housing Finance Corp
Housing RB (Brentwood Club of Millenia Blvd Apts) Series 2002A1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.75%		01/06/17	10,545,000	10,545,000
Housing RB (Heritage Pointe Apts) Series 1999I-1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.75%		01/06/17	9,430,000	9,430,000
Housing RB (Timberline Apts) Series 1999P (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.78%		01/06/17	5,735,000	5,735,000
M/F Mortgage RB (Boynton Bay Apts) Series 2007I (LOC: CITIBANK NA)		0.78%		01/06/17	1,700,000	1,700,000
M/F Mortgage RB (Clear Harbor Apts) Series 2007H (LOC: CITIBANK NA)		0.78%		01/06/17	3,195,000	3,195,000
M/F Mortgage RB (Lakeshore Apts) Series 2004H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.78%		01/06/17	7,500,000	7,500,000
M/F Mortgage RB (Spring Haven Apts) Series 2004F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.78%		01/06/17	6,000,000	6,000,000
M/F Mortgage RB (Spring Haven Apts) Series 2006G (LOC: CITIBANK NA)		0.78%		01/06/17	3,560,000	3,560,000
M/F Mortgage RB (Stone Harbor Apts) Series 2003K (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.75%		01/06/17	5,520,000	5,520,000
Florida State Board of Education
Public Education Capital Outlay Bonds Series 2006B (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.76%		01/06/17	43,005,000	43,005,000
Greater Orlando Aviation Auth
Airport Facility RB Series 2003A		0.76%		01/06/17	18,285,000	18,285,000
Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.78%		01/06/17	20,070,000	20,070,000
M/F Housing RB (Meridian Pointe Apts) Series 2005 (LOC: CITIBANK NA)		0.77%		01/06/17	6,140,000	6,140,000
Hillsborough Cnty IDA
RB (Independent Day School) Series 2000 (LOC: BANK OF AMERICA NA)		0.90%		01/06/17	600,000	600,000
Jacksonville HFA
M/F Housing RB (Hartwood Apts) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.75%		01/06/17	3,635,000	3,635,000
JEA
Electric System RB Series Three 2012B (LIQ: ROYAL BANK OF CANADA)	a	0.75%		01/06/17	5,000,000	5,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Miami-Dade Cnty
GO Bonds Series 2008B1 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	5,300,000	5,300,000
Miami-Dade Cnty IDA
Airport Facility RB (FlightSafety) Series 1999A		0.76%		01/06/17	20,210,000	20,210,000
Airport Facility RB (FlightSafety) Series 1999B		0.76%		01/06/17	20,230,000	20,230,000
IDRB (RAM Investments) Series 2004 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.96%		01/06/17	1,635,000	1,635,000
RB (Professional Modification Services) Series 1998 (LOC: WELLS FARGO BANK NA)		0.74%		01/06/17	2,125,000	2,125,000
Ocean Highway & Port Auth
RB Series 1990 (LOC: WELLS FARGO BANK NA)		0.78%		01/06/17	8,000,000	8,000,000
Orange Cnty HFA
M/F Housing RB (Charleston Club Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.75%		01/06/17	10,330,000	10,330,000
M/F Housing RB (Landings on Millenia Blvd Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.78%		01/06/17	11,650,000	11,650,000
M/F Housing RB (Laurel Oaks Apts II) Series 2007H (LOC: FEDERAL HOME LOAN BANKS)		0.76%		01/06/17	7,330,000	7,330,000
M/F Housing RB (Laurel Oaks Apts) Series 2007G (LOC: FEDERAL HOME LOAN BANKS)		0.76%		01/06/17	7,940,000	7,940,000
M/F Housing RB (Lee Vista Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.78%		01/06/17	13,100,000	13,100,000
M/F Housing RB (Mystic Cove Apts) Series 2002E (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.78%		01/06/17	7,930,000	7,930,000
M/F Housing RB (The Cove At Lady Lake Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.78%		01/06/17	8,485,000	8,485,000
Orange Cnty IDA
RB (Foundation Academy of Winter Garden) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)		0.88%		01/06/17	7,890,000	7,890,000
Orlando-Orange Cnty Expressway Auth
RB Series 2007A (ESCROW) (LIQ: CITIBANK NA)	a	0.77%		01/06/17	104,350,000	104,350,000
RB Series 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.76%		01/06/17	57,090,000	57,090,000
RB Series 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.78%		01/06/17	11,500,000	11,500,000
Palm Beach Cnty
RB (Palm Beach Cnty Hospice) Series 2001 (LOC: NORTHERN TRUST COMPANY (THE))		0.90%		01/06/17	4,000,000	4,000,000
Palm Beach Cnty HFA
M/F Housing RB (Palm Gardens Apts) Series 2007 (LOC: CITIBANK NA)		0.80%		01/06/17	2,810,000	2,810,000
Palm Beach Cnty Solid Waste Auth
RB Series 2009 (ESCROW) (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	4,545,000	4,545,000
Pinellas Cnty Educational Facility Auth
Refunding RB (Barry Univ) Series 2007 (LOC: BANK OF AMERICA NA)		0.75%		01/06/17	6,630,000	6,630,000
Pinellas Cnty HFA
M/F Housing RB (Bayside Court) Series 2011 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.72%		01/06/17	8,045,000	8,045,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
South Miami Health Facilities Auth
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: CITIBANK NA)	a	0.76%		01/06/17	16,500,000	16,500,000
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: CREDIT SUISSE AG)	a	0.75%		01/06/17	15,000,000	15,000,000
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	17,000,000	17,000,000
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: ROYAL BANK OF CANADA)	a	0.78%		01/06/17	6,665,000	6,665,000
Tallahassee
Energy System RB Series 2007 (LIQ: CITIBANK NA)	a	0.77%		01/06/17	20,000,000	20,000,000
Tampa Bay Water
Utility System RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	5,000,000	5,000,000
Volusia Cnty HFA
M/F Housing RB (Cape Morris Cove Apts) Series 2007A (LOC: FEDERAL HOME LOAN BANKS)		0.75%		01/06/17	6,140,000	6,140,000
						644,650,000
Georgia 3.5%
Atkinson Cnty-Coffee Cnty Jt Development Auth
Solid Waste Disposal RB (Langboard) Series 2008 (LOC: WELLS FARGO BANK NA)		0.74%		01/06/17	10,800,000	10,800,000
Atlanta
Water & Wastewater Refunding RB Series 2015 (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	12,500,000	12,500,000
Water & Wastewater Refunding RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	24,500,000	24,500,000
Atlanta Housing Auth
M/F Housing RB (Villages of East Lake II) Series 1999 (LOC: BANK OF AMERICA NA)		0.85%		01/06/17	7,440,000	7,440,000
Atlanta Urban Residential Finance Auth
M/F Housing RB (M St Apts) Series 2003 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.83%		01/06/17	27,135,000	27,135,000
M/F Housing RB (New Community at East Lake) Series 1996 (LOC: BANK OF AMERICA NA)		0.85%		01/06/17	5,100,000	5,100,000
Atlanta Water & Wastewater System
Refunding RB Series 2015 (LIQ: JPMORGAN CHASE BANK NA)	a	0.77%		01/06/17	6,665,000	6,665,000
Refunding RB Series 2015 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.76%		01/06/17	31,765,000	31,765,000
Bartow Cnty Development Auth
RB (VMC Specialty Alloys) Series 2014 (LOC: COMERICA BANK)		0.83%		01/06/17	2,950,000	2,950,000
RB (VMC Specialty Alloys) Series 2016 (LOC: COMERICA BANK)		0.83%		01/06/17	4,790,000	4,790,000
Cobb Cnty-Kennestone Hospital Auth
RAN Series 2005A (LOC: BANK OF AMERICA NA)		0.74%		01/06/17	15,600,000	15,600,000
Columbia Cnty Development Auth
M/F Housing RB (Westwood Club Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.78%		01/06/17	7,780,000	7,780,000
Dekalb Cnty Housing Auth
M/F Housing RB (Chapel Run Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.75%		01/06/17	7,360,000	7,360,000
M/F Hsg RB (Villas of Friendly Heights Apt) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.78%		01/06/17	6,860,000	6,860,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
East Point Housing Auth
M/F Housing RB (Eagles Creste Apts) Series 2003 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.87%		01/06/17	12,525,000	12,525,000
M/F Housing RB (Village Highlands Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.77%		01/06/17	10,000,000	10,000,000
Fulton Cnty Development Auth
Airport Facility RB (FlightSafety) Series 1999B		0.72%		01/06/17	28,680,000	28,680,000
RB (Children's Healthcare of Atlanta) Series 2008 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.72%		01/06/17	30,550,000	30,550,000
Georgia Municipal Electric Auth
RB Series 1985B (LOC: BARCLAYS BANK PLC)		0.75%		01/06/17	14,870,000	14,870,000
Lawrenceville Housing Auth
M/F Housing RB (Chatham Club Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.75%		01/06/17	6,500,000	6,500,000
Macon Water Auth
Water & Sewer RB Series 2012		0.78%		01/06/17	4,000,000	4,000,000
Main St Natural Gas
RB Series 2010A1 (LOC: ROYAL BANK OF CANADA)		0.83%	01/05/17	04/03/17	95,355,000	95,355,000
RB Series 2010A2 (LOC: ROYAL BANK OF CANADA)		0.83%	01/05/17	04/03/17	32,635,000	32,635,000
Marietta Housing Auth
M/F Housing RB (Walton Village Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.86%		01/06/17	14,300,000	14,300,000
McDonough Housing Auth
M/F Housing RB (Ashley Woods Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.78%		01/06/17	6,300,000	6,300,000
Wayne Cnty IDA
Solid Waste Disposal RB (Rayonier) Series 2000 (LOC: BANK OF AMERICA NA)		0.76%		01/06/17	10,000,000	10,000,000
Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies) Series 2007 (LOC: BANK OF AMERICA NA)		0.90%		01/06/17	5,005,000	5,005,000
Worth Cnty IDA
Refunding IDRB (Seabrook Peanut) Series 1996B (LOC: FEDERAL HOME LOAN BANKS)		0.77%		01/06/17	2,200,000	2,200,000
						444,165,000
Hawaii 0.2%
Hawaii
GO Bonds Series 2011DZ (LIQ: BANK OF AMERICA NA)	a	0.93%		01/06/17	5,000,000	5,000,000
GO Bonds Series 2012A (LIQ: ROYAL BANK OF CANADA)	a	0.75%		01/06/17	6,665,000	6,665,000
GO Bonds Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.79%		01/05/17	7,000,000	7,000,000
						18,665,000
Idaho 0.1%
Cassia Cnty IDC
IDRB (East Valley Cattle) Series 2006 (LOC: COOPERATIEVE RABOBANK UA)		0.86%		01/06/17	6,865,000	6,865,000
IDRB (Oak Valley Heifers) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)		0.86%		01/06/17	1,700,000	1,700,000
						8,565,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Illinois 5.7%
Aurora
Economic Development RB (Aurora Univ) Series 2004 (LOC: BMO HARRIS BANK NA)		0.73%		01/06/17	12,000,000	12,000,000
M/F Housing Refunding RB (Covey at Fox Valley Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.74%		01/06/17	12,410,000	12,410,000
Carol Stream
M/F Housing Refunding RB (St. Charles Square) Series 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.78%		01/06/17	8,415,000	8,415,000
Chicago
M/F Housing RB (Churchview Supportive Living Facility) Series 2003 (LOC: BMO HARRIS BANK NA)		0.80%		01/06/17	5,825,000	5,825,000
M/F Housing RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO HARRIS BANK NA)		0.77%		01/06/17	989,000	989,000
M/F Housing RB (Renaissance St Luke) Series 2004A (LOC: BMO HARRIS BANK NA)		0.80%		01/06/17	3,200,000	3,200,000
M/F Housing RB (Renaissance St Luke) Series 2008 (LOC: BMO HARRIS BANK NA)		0.80%		01/06/17	6,940,000	6,940,000
Midway Airport 2nd Lien RB Series 2004C1 (LOC: BANK OF MONTREAL)		0.77%		01/06/17	54,725,000	54,725,000
RB (Midway Airport) Series 2004C2 (LOC: WELLS FARGO BANK NA)		0.77%		01/06/17	9,000,000	9,000,000
Illinois Finance Auth
Educational Facility (Erikson Institute) RB Series 2007 (LOC: BANK OF AMERICA NA)		0.73%		01/06/17	16,620,000	16,620,000
IDRB (Bison Gear & Engineering) Series 2010 (LOC: BMO HARRIS BANK NA)		0.73%		01/06/17	4,610,000	4,610,000
IDRB (Jasper Meats) Series 2008 (LOC: BMO HARRIS BANK NA)		0.80%		01/06/17	2,180,000	2,180,000
IDRB (Kenall Manufacturing) Series 2008 (LOC: BMO HARRIS BANK NA)		0.80%		01/06/17	2,385,000	2,385,000
IDRB Refunding (Toyal America) Series 1997 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.79%		01/06/17	6,000,000	6,000,000
M/F Housing RB (Autumn Ridge Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.78%		01/06/17	5,455,000	5,455,000
M/F Housing RB (New Vistas II Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.78%		01/06/17	8,400,000	8,400,000
Qualified Residential Rental Bonds (River Oaks) Series 1989 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.80%		01/06/17	32,000,000	32,000,000
RB (Advocate Health Care Network) Series 2008C2A (LIQ: WELLS FARGO BANK NA)		0.68%		01/06/17	830,000	830,000
RB (Carle Foundation) Series 2009C (LOC: NORTHERN TRUST COMPANY (THE))		0.74%		01/06/17	5,100,000	5,100,000
RB (Elmhurst College) Series 2003 (LOC: BMO HARRIS BANK NA)		0.73%		01/06/17	12,000,000	12,000,000
RB (F.C. Harris Pavilion) Series 1994 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.80%		01/06/17	22,310,000	22,310,000
RB (Fenwick High School) Series 1997 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.72%		01/06/17	9,000,000	9,000,000
RB (Fenwick High School) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.78%		01/06/17	15,635,000	15,635,000
RB (Korex) Series 1990 (LOC: NORTHERN TRUST COMPANY (THE))		0.84%		01/06/17	4,000,000	4,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))		0.90%		01/06/17	2,500,000	2,500,000
RB (Little Company of Mary Hospital & Health Care Centers) Series 2008A (LOC: BARCLAYS BANK PLC)		0.75%		01/06/17	9,175,000	9,175,000
RB (Little Company of Mary Hospital & Health Care Centers) Series 2008B (LOC: BARCLAYS BANK PLC)		0.75%		01/06/17	15,955,000	15,955,000
RB (Murphy Machine Products) Series 2008 (LOC: BANK OF AMERICA NA)		0.84%		01/06/17	1,715,000	1,715,000
RB (Museum of Science & Industry) Series 2009C (LOC: PNC BANK NATIONAL ASSOCIATION)		0.77%		01/06/17	12,305,000	12,305,000
RB (North Shore Country Day School) Series 2003 (LOC: BMO HARRIS BANK NA)		0.90%		01/06/17	8,350,000	8,350,000
RB (Northwestern Memorial Healthcare) Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	16,280,000	16,280,000
RB (Northwestern Memorial Hospital) Series 2007A3 (LIQ: JPMORGAN CHASE BANK NA)		0.72%		01/06/17	18,000,000	18,000,000
RB (Northwestern Memorial Hospital) Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	6,000,000	6,000,000
RB (Richard H. Driehaus Museum) Series 2005 (LOC: NORTHERN TRUST COMPANY (THE))		0.90%		01/06/17	3,800,000	3,800,000
RB (Univ of Chicago) Series 2013A (LIQ: CREDIT SUISSE AG)	a	0.75%		01/06/17	3,760,000	3,760,000
RB (Univ of Chicago) Series 2015A (LIQ: BARCLAYS BANK PLC)	a	0.77%		01/06/17	23,200,000	23,200,000
RB (YMCA of Metropolitan Chicago) Series 2001 (LOC: BMO HARRIS BANK NA)		0.73%		01/06/17	31,500,000	31,500,000
Refunding RB (North Shore Univ Health) Series 2010 (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	3,000,000	3,000,000
Solid Waste Disposal Facility RB (Kuusakoski US) Series 2013 (LOC: FIFTH THIRD BANK (OHIO))		0.87%		01/06/17	4,845,000	4,845,000
Illinois Housing Development Auth
M/F Housing RB (Pontiac Towers) Series 2005 (LOC: BMO HARRIS BANK NA)		0.98%		01/06/17	3,100,000	3,100,000
MFH RB (Galesburg Towers) Series 2005 (LOC: BMO HARRIS BANK NA)		1.03%		01/06/17	3,415,000	3,415,000
Illinois Toll Highway Auth
Sr Priority RB Series 2007A1B (LOC: MIZUHO BANK LTD)		0.72%		01/06/17	45,000,000	45,000,000
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	10,730,000	10,730,000
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.78%		01/06/17	9,745,000	9,745,000
Sr RB Series 2014D (LIQ: ROYAL BANK OF CANADA)	a	0.77%		01/06/17	4,170,000	4,170,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.76%		01/06/17	10,435,000	10,435,000
Sr RB Series 2015B (LIQ: CITIBANK NA)	a	0.76%		01/06/17	1,140,000	1,140,000
Sr RB Series 2015B (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	7,339,500	7,339,500
Sr Refunding RB Series 2008A1A (LIQ: JPMORGAN CHASE BANK NA)		0.73%		01/06/17	84,695,000	84,695,000
Sr Refunding RB Series 2008A2 (LIQ: JPMORGAN CHASE BANK NA)		0.75%		01/06/17	18,275,000	18,275,000
Lake Cnty
IDRB (Northpoint Assoc) Series 1994 (LOC: NORTHERN TRUST COMPANY (THE))		0.78%		01/06/17	2,600,000	2,600,000
M/F Housing RB (Whispering Oaks Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.75%		01/06/17	2,000,000	2,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Lisle
M/F Housing RB (Ashley of Lisle) Series 1985 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.79%		01/06/17	27,000,000	27,000,000
McCook
RB (Illinois St Andrew Society) Series 1996A (LOC: NORTHERN TRUST COMPANY (THE))		0.80%		01/06/17	2,200,000	2,200,000
Metropolitan Water Reclamation District of Greater Chicago
GO ULT Bonds Series 2016C (LIQ: BARCLAYS BANK PLC)	a	0.82%		01/06/17	11,625,000	11,625,000
LT GO Bonds Series 2014A&C (LIQ: MORGAN STANLEY BANK NA)	a	0.85%		01/06/17	30,865,000	30,865,000
ULT GO Series 2014A&B (LIQ: TORONTO-DOMINION BANK/THE)	a	0.79%		01/06/17	2,945,000	2,945,000
Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: FEDERAL HOME LOAN BANKS)		0.90%		01/06/17	5,000,000	5,000,000
Southwestern Illinois Development Auth
Health Facility RB (Hospital Sisters Services) Series 2016 (LOC: JPMORGAN CHASE BANK NA)	a	0.77%		01/03/17	9,000,000	9,000,000
Refunding IDRB (Holten Meat) Series 2004 (LOC: US BANK NATIONAL ASSOCIATION)		0.80%		01/06/17	6,860,000	6,860,000
St. Clair Cnty
Industrial Building Refunding RB (Winchester Apts) Series 1994 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.75%		01/06/17	15,350,000	15,350,000
						733,903,500
Indiana 2.1%
Dearborn Cnty
Economic Development RB (Dearborn Cnty Hospital) Series 2006 (LOC: FIFTH THIRD BANK (OHIO))		0.85%		01/06/17	5,715,000	5,715,000
Gibson Cnty
Pollution Control RB (Toyota Motor Manufacturing) Series 1997		0.74%		01/06/17	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1998		0.74%		01/06/17	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1999A		0.74%		01/06/17	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2000A		0.74%		01/06/17	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2001B		0.74%		01/06/17	20,000,000	20,000,000
Indiana Finance Auth
Health System RB (Franciscan Alliance) Series 2016 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.76%		01/06/17	2,500,000	2,500,000
Health System RB (Sisters of St Francis) Series 2009A (LIQ: BANK OF AMERICA NA)	a	0.77%		01/06/17	10,000,000	10,000,000
Hospital RB (Indiana Univ Health) Series 2011C (LOC: NORTHERN TRUST COMPANY (THE))		0.70%		01/06/17	23,250,000	23,250,000
Hospital Refunding RB (Indiana Univ Health) Series 2016B (LOC: BMO HARRIS BANK NA)		0.68%		01/06/17	9,575,000	9,575,000
RB (Ascension Health) Series 2008E-8		0.72%		01/06/17	34,775,000	34,775,000
RB (DePauw Univ) Series 2008A (LOC: NORTHERN TRUST COMPANY (THE))		0.74%		01/06/17	33,260,000	33,260,000
RB (Ohio Valley Electric Corp) Series 2012B (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.72%		01/06/17	10,500,000	10,500,000
Refunding & RB (Trinity Health) Series 2009A & 2010B (LIQ: JPMORGAN CHASE BANK NA)	a	0.78%		01/06/17	16,750,000	16,750,000
Indiana Housing & Community Development Agency
S/F Mortgage RB Series 2007A (LIQ: JPMORGAN CHASE BANK NA)	a	0.82%		01/06/17	2,045,000	2,045,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Jasper Cnty
Economic Development RB (HGI Dairy) Series 2002 (LOC: AGRIBANK FCB)		0.86%		01/06/17	5,275,000	5,275,000
Lafayette
Solid Waste Disposal RB (Tate & Lyle Ingredients) Series 2006 (LOC: COOPERATIEVE RABOBANK UA)		0.84%		01/06/17	24,200,000	24,200,000
Lawrenceburg
Pollution Control Refunding RB (Indiana Michigan Power Company) Series I (LOC: BANK OF NOVA SCOTIA)		0.74%		01/06/17	9,000,000	9,000,000
Michigan City
M/F Housing RB (Garden Estates West Apts) Series 2006 (LOC: BMO HARRIS BANK NA)		0.80%		01/06/17	5,210,000	5,210,000
Rockport
Pollution Control Refunding RB (American Electric Power) Series 1995A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.75%		01/06/17	9,500,000	9,500,000
St. Joseph Cnty
RB (Western Manor Apts) Series 1997C (LOC: FEDERAL HOME LOAN BANKS)		1.10%		01/06/17	1,820,000	1,820,000
						263,375,000
Iowa 1.2%
Iowa
Special Obligation Bonds (IJOBS) Series 2009A (ESCROW) (LIQ: BARCLAYS BANK PLC)	a	0.80%		01/06/17	8,200,000	8,200,000
Iowa Board of Regents
Hospital RB (Univ of Iowa Hospitals) Series 2012 (LIQ: ROYAL BANK OF CANADA)	a	0.75%		01/06/17	21,000,000	21,000,000
Iowa Finance Auth
Health Facilities RB (UnityPoint Health) Series 2013B2 (LOC: MUFG UNION BANK NA)	c	0.73%		01/06/17	15,300,000	15,300,000
M/F Housing RB (Country Club Village) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.78%		01/06/17	9,955,000	9,955,000
Midwestern Disaster Area RB (Cargill) Series 2009A		0.77%		01/06/17	28,095,000	28,095,000
Midwestern Disaster Area RB (Cargill) Series 2009B		0.77%		01/06/17	20,078,000	20,078,000
Midwestern Disaster Area RB (Cargill) Series 2011A		0.77%		01/06/17	15,000,000	15,000,000
Midwestern Disaster Area RB (Cargill) Series 2012A		0.77%		01/06/17	31,300,000	31,300,000
S/F Mortgage Bonds Series 2015B (LIQ: FEDERAL HOME LOAN BANKS)		0.72%		01/06/17	10,000,000	10,000,000
						158,928,000
Kansas 0.7%
Burlington
Environmental Improvement Refunding RB (Kansas City Power & Light Co) Series 2007A (LOC: MIZUHO BANK LTD)		0.77%		01/06/17	17,050,000	17,050,000
Environmental Improvement Refunding RB (Kansas City Power & Light Co) Series 2007B (LOC: MIZUHO BANK LTD)		0.77%		01/06/17	50,750,000	50,750,000
Kansas Department of Transportation
Highway RB Series 2015B (LIQ: CITIBANK NA)	a	0.76%		01/06/17	1,600,000	1,600,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Kansas Development Finance Auth
M/F Housing RB (Springhill Apts) Series 2004B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.78%		01/06/17	9,285,000	9,285,000
RB (Sisters of Charity of Leavenworth Health System) Series 2010A (LIQ: JPMORGAN CHASE BANK NA)	a	0.78%		01/06/17	12,715,000	12,715,000
						91,400,000
Kentucky 1.1%
Boyle Cnty
Refunding RB (Centre College) Series 2008A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.77%		01/06/17	24,100,000	24,100,000
Carroll Cnty
Environmental Facilities Refunding RB (Kentucky Utilities) Series 2006B (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.71%		01/06/17	20,000,000	20,000,000
Solid Waste Disposal Revenue & Refunding RB (Celotex) Series 2000 (LOC: BANK OF AMERICA NA)		0.70%		01/06/17	15,790,000	15,790,000
Hopkins Cnty
Industrial Building RB (J-Lok Corp) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.86%		01/06/17	1,000,000	1,000,000
Hopkinsville
IDRB (Riken Elastomers Corp) Series 2007A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.79%		01/06/17	5,500,000	5,500,000
IDRB (Riken Elastomers Corp) Series 2013A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.79%		01/06/17	5,000,000	5,000,000
Kenton Cnty Airport Board
Special Facilities RB (FlightSafety International) Series 2001A		0.72%		01/06/17	4,400,000	4,400,000
Kentucky Higher Ed Student Loan Corp
Student Loan RB Sr Series 2008A1 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.74%		01/06/17	12,315,000	12,315,000
Kentucky Housing Corp
M/F Housing RB (Highlands Court Apts) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.84%		01/06/17	3,500,000	3,500,000
Kentucky Sanitation Dist No.1
Refunding RB Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.79%		01/05/17	24,510,000	24,510,000
Louisville & Jefferson Cnty Metro Govt Health System
Health System RB (Norton Healthcare) Series 2011A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.70%		01/06/17	7,750,000	7,750,000
Richmond
IDRB (Mikron) Series 1995 (LOC: BANK OF AMERICA NA)		0.93%		01/06/17	400,000	400,000
Shelbyville
IDRB (NIFCO North America) Series 2008A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.79%		01/06/17	10,000,000	10,000,000
						134,265,000
Louisiana 0.6%
Ascension Parish IDB
RB (BASF SE) Series 2009		0.79%		01/06/17	5,000,000	5,000,000
Calcasieu Parish IDB
Refunding RB (Hydroserve Westlake) Series 1999 (LOC: JPMORGAN CHASE BANK NA)		0.81%		01/06/17	5,100,000	5,100,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Louisiana HFA
M/F Housing RB (Belmont Village Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.77%		01/06/17	8,405,000	8,405,000
M/F Housing RB (Jefferson Lakes Apts) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.87%		01/06/17	13,530,000	13,530,000
M/F Housing RB (Lapalco Court Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.87%		01/06/17	6,400,000	6,400,000
M/F Housing RB (Palmetto Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.74%		01/06/17	2,740,000	2,740,000
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (BASF Corp) Series 2000A		0.84%		01/06/17	6,000,000	6,000,000
RB (BASF Corp) Series 2001		0.84%		01/06/17	8,000,000	8,000,000
RB (BASF Corp) Series 2002		0.84%		01/06/17	10,000,000	10,000,000
St James Parish
RB (NuStar Logistics) Series 2011 (LOC: BANK OF NOVA SCOTIA)		0.74%		01/06/17	11,000,000	11,000,000
						76,175,000
Maine 0.0%
Dover-Foxcroft
Revenue Obligation (Pleasant River Lumber) Series 2005 (LOC: WELLS FARGO BANK NA)		0.85%		01/06/17	1,320,000	1,320,000
Maryland 0.9%
BlackRock Maryland Municipal Bond Trust
Variable Rate Demand Preferred Shares Series W-7 (LOC: CITIBANK NA)	a	0.85%		01/06/17	6,200,000	6,200,000
Frederick Cnty
RB (Homewood at Fredrick) Series 1997 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.78%		01/06/17	8,200,000	8,200,000
Howard Cnty
Recovery Zone Facility RB (Lorien at Elkridge Facility) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.77%		01/06/17	7,385,000	7,385,000
Maryland Community Development Administration
Housing RB Series 2006D&2007B (LIQ: WELLS FARGO & COMPANY)	a	0.77%		01/06/17	3,945,000	3,945,000
M/F Development RB (Ft. Washington Manor Sr Housing) Series 2005A (LOC: CITIBANK NA)		0.75%		01/06/17	12,110,000	12,110,000
M/F Development RB (Residences at Ellicott Gardens) Series 2008C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.75%		01/06/17	4,675,000	4,675,000
M/F Development RB (Shakespeare Park Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.75%		01/06/17	7,200,000	7,200,000
Residential RB Series 2005E, 2006B,F,I&L, 2007D&H (LIQ: CREDIT SUISSE AG)	a	0.75%		01/06/17	3,730,000	3,730,000
Maryland Health & Higher Educational Facilities Auth
Pooled Program RB Series 1994D (LOC: BANK OF AMERICA NA)		0.75%		01/06/17	7,215,000	7,215,000
RB (Mercy Ridge) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.77%		01/06/17	19,550,000	19,550,000
Maryland IDA
Economic Development RB (Paul Reed Smith Guitars) Series 2008 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.82%		01/06/17	8,230,000	8,230,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Montgomery Cnty Housing Opportunities Commission
Housing RB (Oakfield Apts) Series 2005I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.74%		01/06/17	31,650,000	31,650,000
						120,090,000
Massachusetts 1.7%
Massachusetts
GO Bonds Series 2007C (ESCROW) (LIQ: SOCIETE GENERALE SA)	a	0.73%		01/06/17	15,500,000	15,500,000
GO Bonds Series 2016A (LIQ: BANK OF AMERICA NA)	a	0.77%		01/06/17	10,000,000	10,000,000
GO Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.76%		01/06/17	2,880,000	2,880,000
GO Bonds Series 2016E (LIQ: TORONTO-DOMINION BANK/THE)	a	0.76%		01/06/17	2,390,000	2,390,000
GO Refunding Bonds Series 2015B (LOC: JPMORGAN CHASE BANK NA)	a	0.77%		01/03/17	20,895,000	20,895,000
GO Refunding Bonds Series 2015C (LOC: JPMORGAN CHASE BANK NA)	a	0.77%		01/03/17	28,000,000	28,000,000
GO Refunding Bonds Series 2016G (LIQ: BARCLAYS BANK PLC)	a	0.76%		01/06/17	2,000,000	2,000,000
Transportation Fund RB Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.79%		01/05/17	22,000,000	22,000,000
Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2005A & 2006B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.76%		01/06/17	30,890,000	30,890,000
Transportation System Bonds Series 2000A1 (LIQ: BARCLAYS BANK PLC)		0.70%		01/06/17	16,800,000	16,800,000
Massachusetts Dept of Transportation
Metropolitan Highway System Sr RB Series 2010A2 (LOC: BARCLAYS BANK PLC)		0.70%		01/06/17	800,000	800,000
Massachusetts Development Finance Agency
First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: BANK OF AMERICA NA)		0.82%		01/06/17	1,170,000	1,170,000
M/F Housing RB (Archstone Reading Apts) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.78%		01/06/17	12,560,000	12,560,000
RB (CIL Realty of MA) Series 2016 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.76%		01/06/17	11,170,000	11,170,000
RB (Harvard Univ) Series 2010B2 (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	1,000,000	1,000,000
RB (Harvard University) Series 2016A (LIQ: WELLS FARGO BANK NA)	a	0.75%		01/06/17	7,500,000	7,500,000
RB (Partners HealthCare) Series 2015O-1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	2,665,000	2,665,000
RB (Partners HealthCare) Series 2016Q (LIQ: CITIBANK NA)	a	0.76%		01/06/17	2,000,000	2,000,000
RB (Partners HealthCare) Series 2016Q (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	1,000,000	1,000,000
Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare) Series 2010J1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	3,000,000	3,000,000
Massachusetts HFA
Housing Bonds Series 2007A&C (LIQ: CITIBANK NA)	a	0.78%		01/06/17	11,235,000	11,235,000
Housing Bonds Series 2010B (LIQ: BARCLAYS BANK PLC)	a	0.77%		01/06/17	2,430,000	2,430,000
Housing Bonds Series 2010C (LIQ: CITIBANK NA)	a	0.78%		01/06/17	7,230,000	7,230,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Massachusetts School Building Auth
Sr Dedicated Sales Tax Refunding Bonds Series 2012B (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	3,330,000	3,330,000
						218,445,000
Michigan 2.0%
Kent Hospital Finance Auth
Refunding RB (Metropolitan Hospital) Series 2012 (LOC: BANK OF AMERICA NA)		0.74%		01/06/17	10,700,000	10,700,000
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI3 (LOC: ROYAL BANK OF CANADA)	a	0.75%		01/06/17	15,000,000	15,000,000
Hospital RB (McLaren Health Care) Series 2016 (LOC: JPMORGAN CHASE BANK NA)	a	0.77%		01/03/17	28,115,000	28,115,000
Hospital Refunding RB (Trinity Health) Series 2016MI (LIQ: CITIBANK NA)	a	0.76%		01/06/17	3,200,000	3,200,000
RB (University of Detroit Mercy) Series 2011 (LOC: COMERICA BANK)		0.81%		01/06/17	4,660,000	4,660,000
Student Loan Refunding RB Series 22A (LOC: STATE STREET BANK AND TRUST COMPANY)		0.73%		01/06/17	11,400,000	11,400,000
Michigan Housing Development Auth
Rental Housing RB Series 2000A (LIQ: JPMORGAN CHASE BANK NA)		0.80%		01/06/17	35,240,000	35,240,000
Rental Housing RB Series 2005A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)	c	0.75%		01/06/17	57,635,000	57,635,000
Rental Housing RB Series 2007C (LIQ: JPMORGAN CHASE BANK NA)		0.82%		01/06/17	31,905,000	31,905,000
Rental Housing RB Series 2008C (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.81%		01/06/17	10,410,000	10,410,000
Rental Housing RB Series 2008D (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.81%		01/06/17	15,210,000	15,210,000
Michigan Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.78%		01/06/17	18,475,000	18,475,000
Limited Obligation RB (Mibelloon Dairy) Series 2006 (LOC: WELLS FARGO BANK NA)		0.86%		01/06/17	2,925,000	2,925,000
Limited Obligation RB (Tubelite) Series 2012 (LOC: WELLS FARGO BANK NA)		0.85%		01/06/17	10,000,000	10,000,000
University of Michigan
General RB Series 2015 (LIQ: CITIBANK NA)	a	0.76%		01/06/17	1,300,000	1,300,000
						256,175,000
Minnesota 0.8%
East Grand Forks
Solid Waste Disposal Refunding RB (American Crystal Sugar) Series 2009 (LOC: COBANK ACB)		0.74%		01/06/17	16,110,000	16,110,000
Edina
M/F Hsg Refunding RB (Vernon Terrace Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.80%		01/06/17	5,705,000	5,705,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Hennepin Cnty Housing & Redevelopment Auth
M/F Housing RB (City Apts at Loring Park) Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.83%		01/06/17	15,250,000	15,250,000
M/F Housing Refunding RB (Stone Arch Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.80%		01/06/17	8,920,000	8,920,000
Minnesota HFA
Residential Housing Finance Bonds Series 2003B (LIQ: ROYAL BANK OF CANADA)		0.75%		01/06/17	8,825,000	8,825,000
Residential Housing Finance Bonds Series 2009C (LIQ: FEDERAL HOME LOAN BANKS)		0.75%		01/06/17	20,000,000	20,000,000
Residential Housing Finance Bonds Series 2009F (LIQ: FEDERAL HOME LOAN BANKS)		0.75%		01/06/17	1,200,000	1,200,000
Minnetonka
Housing Facilities Refunding RB (Beacon Hill) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.73%		01/06/17	5,940,000	5,940,000
Roseville
Sr Housing Refunding RB (EagleCrest) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.73%		01/06/17	6,955,000	6,955,000
St Anthony
M/F Housing Refunding RB (Landings at Silver Lake Village) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)		0.86%		01/06/17	1,560,000	1,560,000
St. Louis Park
M/F Housing Refunding RB (Urban Park Apts) Series 2010A (LOC: WELLS FARGO BANK NA)		0.85%		01/06/17	4,760,000	4,760,000
						95,225,000
Mississippi 0.1%
Mississippi Business Finance Corp
IDRB (Central Mississippi Baking Co) Series 2005 (LOC: BANK OF AMERICA NA)		0.90%		01/06/17	2,540,000	2,540,000
Mississippi Development Bank
Special Obligation Bonds Series (Marshall Cnty IDA) 2012 (LIQ: CREDIT SUISSE AG)	a	0.75%		01/06/17	3,200,000	3,200,000
Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 2008-2 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.87%		01/06/17	5,000,000	5,000,000
M/F Housing RB (William Bell Apts) Series 2008-1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.87%		01/06/17	5,360,000	5,360,000
						16,100,000
Missouri 1.8%
Greene Cnty IDA
Housing RB (Strasbourg Estates) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)		0.83%		01/06/17	2,160,000	2,160,000
Kansas City
Special Obligation Refunding RB (H. Roe Bartle Convention Ctr) Series 2008F (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.73%		01/06/17	12,100,000	12,100,000
Kansas City IDA
M/F Housing RB (Clay Terrace Apts) Series 2006 (LOC: BANK OF AMERICA NA)		0.81%		01/06/17	9,830,000	9,830,000
M/F Housing Refunding RB (Ethan Apts) Series 2004 (LOC: US BANK NATIONAL ASSOCIATION)		0.75%		01/06/17	19,500,000	19,500,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Metropolitan St Louis Sewer District
Wastewater System RB Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.80%		01/05/17	10,725,000	10,725,000
Wastewater System Refunding RB Series 2015B (LIQ: CITIBANK NA)	a	0.76%		01/06/17	2,670,000	2,670,000
Wastewater System Refunding RB Series 2015B (LIQ: ROYAL BANK OF CANADA)	a	0.75%		01/06/17	1,665,000	1,665,000
Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health) Series 2013B (LIQ: ROYAL BANK OF CANADA)	a	0.75%		01/06/17	71,000,000	71,000,000
Health Facilities RB (BJC Health) Series 2013C (LIQ: ROYAL BANK OF CANADA)	a	0.75%		01/06/17	4,000,000	4,000,000
North Kansas City SD
GO Bonds Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.79%		01/05/17	7,760,000	7,760,000
Palmyra IDA
Solid Waste Disposal RB (BASF Corp) Series 2002		0.84%		01/06/17	18,000,000	18,000,000
St. Charles Cnty Public Water Supply District #2
COP Series 2005 (LOC: BANK OF AMERICA NA)		0.76%		01/06/17	7,295,000	7,295,000
St. Louis Cnty IDA
IDRB (Kessler Container) Series 1997A (LOC: BANK OF AMERICA NA)		0.93%		01/06/17	700,000	700,000
M/F Housing RB (Black Forest Apts) Series 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.78%		01/06/17	4,000,000	4,000,000
M/F Housing RB (General Grant Colonial Village Apts) Series 2003 (LOC: FEDERAL HOME LOAN BANKS)		0.78%		01/06/17	15,865,000	15,865,000
M/F Housing RB (Southwest Crossing) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.78%		01/06/17	9,500,000	9,500,000
M/F Housing RB (Whispering Lakes Apts) Series 1995 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.78%		01/06/17	7,435,000	7,435,000
M/F Housing Refunding RB (Merchandise Mart Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.78%		01/06/17	20,475,000	20,475,000
Taney Cnty IDA
RB (Keeter Heights) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)		0.86%		01/06/17	1,645,000	1,645,000
Washington IDA
IDRB (Missourian Publishing) Series 2006A (LOC: US BANK NATIONAL ASSOCIATION)		0.78%		01/06/17	5,465,000	5,465,000
						231,790,000
Nebraska 0.9%
Douglas Cnty Hospital Auth #3
Health Facilities Refunding RB (Nebraska Methodist Health) Series 2008 (ESCROW) (LIQ: CITIBANK NA)	a	0.76%		01/06/17	5,265,000	5,265,000
Douglas Cnty SD No 1
GO Bonds Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	a,d	0.92%	01/05/17	03/30/17	12,950,000	12,950,000
Nebraska Investment Finance Auth
M/F Housing Refunding RB (Pheasant Ridge Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.75%		01/06/17	8,950,000	8,950,000
S/F Housing RB Series 2015B (LIQ: FEDERAL HOME LOAN BANKS)		0.74%		01/06/17	33,780,000	33,780,000
S/F Housing RB Series 2016B (LOC: FEDERAL HOME LOAN BANKS)		0.76%		01/06/17	14,710,000	14,710,000
S/F Hsg RB Series 2016D (LIQ: FEDERAL HOME LOAN BANKS)		0.76%		01/06/17	14,495,000	14,495,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Washington Cnty
IDRB (Cargill) Series 2010		0.77%		01/06/17	17,000,000	17,000,000
IDRB (Cargill) Series 2010B		0.77%		01/06/17	10,000,000	10,000,000
						117,150,000
Nevada 1.9%
Clark Cnty
Airport System RB Series 2008D-2A (LOC: WELLS FARGO BANK NA)		0.72%		01/06/17	24,580,000	24,580,000
Airport System Sub Lien RB Series 2008A2 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.73%		01/06/17	5,700,000	5,700,000
Airport System Sub Lien RB Series 2008C3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.73%		01/06/17	37,225,000	37,225,000
Economic Development Refunding RB (Bishop Gorman HS) Series 2011 (LOC: BANK OF AMERICA NA)		0.75%		01/06/17	24,350,000	24,350,000
IDRB (Southwest Gas Corp) Series 2009A (LOC: BANK OF AMERICA NA)		0.75%		01/06/17	11,500,000	11,500,000
IDRB (Southwest Gas) Series 2008A (LOC: MUFG UNION BANK NA)		0.76%		01/06/17	7,200,000	7,200,000
Las Vegas Valley Water District
LT GO CP Series 2004A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.76%		01/06/17	7,210,000	7,210,000
LT GO Refunding Bonds Series 2015 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.76%		01/06/17	9,000,000	9,000,000
LT GO Water Refunding Bonds Series 2016A (LIQ: CITIBANK NA)	a	0.75%		01/06/17	3,220,000	3,220,000
Nevada Housing Division
M/F Housing RB (Apache Pines Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.77%		01/06/17	11,800,000	11,800,000
M/F Housing RB (Golden Apts) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.77%		01/06/17	7,850,000	7,850,000
M/F Housing RB (Sierra Pointe Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.77%		01/06/17	9,465,000	9,465,000
M/F Housing RB (Silver Pines Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.77%		01/06/17	11,800,000	11,800,000
M/F Housing RB (St. Rose Seniors Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.77%		01/06/17	14,770,000	14,770,000
M/F Housing RB (Sundance Village Apts) Series 2004 (LOC: CITIBANK NA)		0.78%		01/06/17	13,875,000	13,875,000
Reno
Health Facility RB (Catholic Healthcare West) Series 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CREDIT SUISSE AG)	a	0.75%		01/06/17	42,750,000	42,750,000
						242,295,000
New Jersey 1.1%
New Jersey Economic Development Auth
IDRB (Advanced Drainage Systems) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.86%		01/06/17	2,065,000	2,065,000
RB (Marina Energy) Series 2006A (LOC: JPMORGAN CHASE BANK NA)		0.76%		01/06/17	5,465,000	5,465,000
Transportation System Bonds Series 2005B & 2006A & School Facilities Construction Refunding Bonds Series 2005K (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.76%		01/06/17	16,506,000	16,506,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New Jersey Housing & Mortgage Finance Agency
S/F Housing RB Series 2005R (LIQ: TD BANK NA)		0.75%		01/06/17	3,865,000	3,865,000
S/F Housing RB Series 2008Z (LIQ: ROYAL BANK OF CANADA)		0.75%		01/06/17	17,980,000	17,980,000
New Jersey Transportation Trust Fund Auth
Transportation System RB Series 2006A & 2009A (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.76%		01/06/17	78,110,000	78,110,000
Nuveen New Jersey Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: TD BANK NA)	a	0.85%		01/06/17	10,000,000	10,000,000
Rutgers State Univ
GO Bonds Series 2013L (LIQ: BANK OF AMERICA NA)	a	0.76%		01/06/17	7,100,000	7,100,000
						141,091,000
New Mexico 0.1%
Bernalillo Cnty
M/F Housing Refunding RB (Desert Willow Apts) Series 2008 (LOC: US BANK NATIONAL ASSOCIATION)		0.82%		01/06/17	7,500,000	7,500,000
New York 6.4%
Columbia Waterworks & Sewer system
Waterworks & Sewer Refunding RB Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.79%		01/05/17	8,000,000	8,000,000
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	a	0.76%		01/06/17	6,670,000	6,670,000
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.77%		01/06/17	8,000,000	8,000,000
New Rochelle IDA
IDRB (West End Phase I) Series 2006 (LOC: CITIBANK NA)		0.93%		01/06/17	3,860,000	3,860,000
New York City
GO Bonds Fiscal 2004 Series H (LOC: CALIFORNIA PUBLIC EMPLOYEES' RETIREMENT SYSTEM)		0.77%		01/06/17	20,705,000	20,705,000
GO Bonds Fiscal 2004 Series H3 (LOC: CALIFORNIA PUBLIC EMPLOYEES' RETIREMENT SYSTEM)		0.77%		01/06/17	53,280,000	53,280,000
GO Bonds Fiscal 2008 Series JJ3 (LIQ: BARCLAYS BANK PLC)		0.75%		01/03/17	6,300,000	6,300,000
GO Bonds Fiscal 2013 Series A3 (LOC: MIZUHO BANK LTD)		0.76%		01/03/17	2,545,000	2,545,000
GO Bonds Fiscal 2014 Series A1 (LIQ: BARCLAYS BANK PLC)	a	0.77%		01/06/17	5,300,000	5,300,000
GO Bonds Fiscal 2014 Series I1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	2,500,000	2,500,000
GO Bonds Fiscal 2017 Series A-1 (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	6,175,000	6,175,000
GO Bonds Fiscal 2017 Series A5 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.78%		01/03/17	7,300,000	7,300,000
GO Bonds Fiscal 2017 Series A7 (LOC: BANK OF THE WEST)		0.76%		01/03/17	1,600,000	1,600,000
GO Bonds Fiscal Series 2012 G6 (LOC: MIZUHO BANK LTD)		0.76%		01/03/17	6,000,000	6,000,000
New York City Capital Resource Corp
RB Series 2008B1 (LOC: BANK OF AMERICA NA)		0.78%		01/06/17	19,765,000	19,765,000
New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	2,625,000	2,625,000
M/F Housing RB Series 2014C3 (LIQ: TD BANK NA)		0.72%		01/06/17	200,000	200,000
M/F Housing RB Series 2015D4 (LIQ: WELLS FARGO BANK NA)		0.69%		01/06/17	2,250,000	2,250,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Mortgage RB (Boricua Village Apts) Series 2007A (LOC: CITIBANK NA)		0.75%		01/06/17	4,250,000	4,250,000
M/F Mortgage RB (Parkview Apts) Series 2004A (LOC: CITIBANK NA)		0.75%		01/06/17	5,935,000	5,935,000
M/F Mortgage RB (Rev Ruben Diaz Gardens Apts) Series 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.75%		01/06/17	4,000,000	4,000,000
M/F Rental Housing RB (Related - W 89th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.75%		01/06/17	37,400,000	37,400,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S2 (LIQ: CITIBANK NA)	a	0.76%		01/06/17	10,650,000	10,650,000
Building Aid RB Fiscal 2012 Series S1A (LIQ: CITIBANK NA)	a	0.76%		01/06/17	5,625,000	5,625,000
Building Aid RB Fiscal 2013 Series S1 (LIQ: CITIBANK NA)	a	0.76%		01/06/17	6,250,000	6,250,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.76%		01/06/17	16,600,000	16,600,000
Future Tax Secured Sr Refunding Bonds Fiscal 2003 Series A-2 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.75%		01/03/17	52,900,000	52,900,000
Future Tax Secured Sub Fiscal 2010 Series A1 (LIQ: BARCLAYS BANK PLC)		0.75%		01/03/17	37,940,000	37,940,000
Future Tax Secured Sub RB Fiscal 2012 Series E1 (LIQ: CITIBANK NA)	a	0.76%		01/06/17	5,000,000	5,000,000
Future Tax Secured Sub RB Fiscal 2012 Series F1 (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	6,800,000	6,800,000
Future Tax Secured Sub RB Fiscal 2013 Series B (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	3,125,000	3,125,000
Future Tax Secured Sub RB Fiscal 2014 Series A1 (LIQ: ROYAL BANK OF CANADA)	a	0.75%		01/06/17	6,300,000	6,300,000
Future Tax Secured Sub RB Fiscal 2015 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	4,000,000	4,000,000
New York State Dormitory Auth
RB (Univ of Rochester) Series 2006A1 (LOC: BARCLAYS BANK PLC)		0.74%		01/06/17	9,440,000	9,440,000
State Personal Income Tax RB Series 2011C (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	4,200,000	4,200,000
State Personal Income Tax RB Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	14,000,000	14,000,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	a	0.74%		01/06/17	2,580,000	2,580,000
State Sales Tax RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.76%		01/06/17	11,000,000	11,000,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	1,900,000	1,900,000
New York State HFA
Housing RB (360 W 43rd St) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.75%		01/06/17	22,000,000	22,000,000
Housing RB (855 6th Avenue) Series 2013A (LOC: WELLS FARGO BANK NA)		0.75%		01/06/17	32,840,000	32,840,000
Housing RB (Navy Pier Court) Series 2014A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.73%		01/06/17	11,100,000	11,100,000
Housing RB (Riverside Center 2) Series 2012A (LOC: BANK OF AMERICA NA)		0.78%		01/06/17	13,000,000	13,000,000
Housing RB (Theatre Row Tower) Series 2000A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.75%		01/06/17	25,000,000	25,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Housing RB (Tribeca Landing) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.75%		01/06/17	17,600,000	17,600,000
Hsg RB (Historic Front St) Series 2003A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.74%		01/06/17	27,150,000	27,150,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 132 (LIQ: ROYAL BANK OF CANADA)		0.82%		01/03/17	935,000	935,000
Homeowner Mortgage RB Series 153 (LIQ: BARCLAYS BANK PLC)		0.76%		01/06/17	13,075,000	13,075,000
New York State Thruway Auth
State Personal Income Tax RB Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	15,725,000	15,725,000
State Personal Income Tax RB Series 2012A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.76%		01/06/17	2,000,000	2,000,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2004A3A (LIQ: JPMORGAN CHASE BANK NA)		0.72%		01/06/17	5,695,000	5,695,000
State Personal Income Tax RB Series 2013A1 (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	11,600,000	11,600,000
State Personal Income Tax RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.76%		01/06/17	1,455,000	1,455,000
NYC Muni Water Finance Auth
Water & Sewer RB Fiscal 2001 Series F (LIQ: MIZUHO BANK LTD)		0.76%		01/03/17	35,015,000	35,015,000
Water & Sewer System 2nd Resolution RB Fiscal 2007 Series CC2 (LIQ: BANK OF MONTREAL)		0.74%		01/03/17	6,360,000	6,360,000
Water & Sewer System 2nd Resolution RB Fiscal 2010 Series CC (LIQ: BARCLAYS BANK PLC)		0.75%		01/06/17	26,905,000	26,905,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series FF (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	1,905,000	1,905,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series BB (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	2,250,000	2,250,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series BB3 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.70%		01/06/17	2,000,000	2,000,000
Water & Sewer System RB Fiscal 2009 Series AA (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	7,295,000	7,295,000
Water & Sewer System RB Fiscal 2011 Series EE (LIQ: TORONTO-DOMINION BANK/THE)	a	0.76%		01/06/17	13,815,000	13,815,000
Water & Sewer System RB Fiscal 2013 Series AA2 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.75%		01/06/17	7,300,000	7,300,000
Water & Sewer System RB Fiscal 2013 Series CC (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	2,500,000	2,500,000
Port Auth of New York & New Jersey
Consolidated Bonds 147th Series (LIQ: CITIBANK NA)	a,c	0.78%		01/06/17	36,820,000	36,820,000
Consolidated Bonds 152nd Series (LIQ: JPMORGAN CHASE BANK NA)	a	0.80%		01/06/17	5,555,000	5,555,000
Consolidated Bonds 152nd Series (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	32,970,000	32,970,000
Consolidated Bonds 152nd Series (LIQ: TORONTO-DOMINION BANK/THE)	a	0.79%		01/06/17	7,505,000	7,505,000
Consolidated Bonds 169th Series (LIQ: JPMORGAN CHASE BANK NA)	a	0.80%		01/06/17	6,440,000	6,440,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Consolidated Bonds 172nd Series (LIQ: JPMORGAN CHASE BANK NA)	a	0.80%		01/06/17	3,080,000	3,080,000
Consolidated Bonds 177th Series (LIQ: CREDIT SUISSE AG)	a	0.75%		01/06/17	1,665,000	1,665,000
Consolidated Bonds 178th Series (LIQ: JPMORGAN CHASE BANK NA)	a	0.80%		01/06/17	1,660,000	1,660,000
Consolidated Bonds 185th Series (LIQ: CITIBANK NA)	a	0.78%		01/06/17	2,050,000	2,050,000
Triborough Bridge & Tunnel Auth
General RB Series 2016A (LIQ: ROYAL BANK OF CANADA)	a	0.75%		01/06/17	2,500,000	2,500,000
Utility Debt Securitization Auth
Restructuring Bonds Series 2013TE (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	1,000,000	1,000,000
						818,735,000
North Carolina 0.3%
Charlotte
COP Series 2003F (LIQ: BANK OF AMERICA NA)		0.73%		01/06/17	11,485,000	11,485,000
North Carolina
GO Bonds Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	2,750,000	2,750,000
Limited Obligation Refunding Bonds Series 2014C (LIQ: CITIBANK NA)	a	0.76%		01/06/17	2,800,000	2,800,000
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B (LIQ: CITIBANK NA)	a	0.76%		01/06/17	1,600,000	1,600,000
RB (Duke Univ) Series 2015B (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	1,479,500	1,479,500
North Carolina Medical Care Commission
Health Care Facilities RB (Deerfield Episcopal Retirement Community) Series 2008B (LOC: BRANCH BANKING AND TRUST COMPANY)		0.77%		01/06/17	6,000,000	6,000,000
RB (Southeastern Regional Medical Center) Series 2005 (LOC: BRANCH BANKING AND TRUST COMPANY)		0.77%		01/06/17	14,630,000	14,630,000
North Carolina Ports Auth
Exempt Facility RB (Wilmington Bulk) Series 2001A (LOC: BRANCH BANKING AND TRUST COMPANY)		0.82%		01/06/17	1,095,000	1,095,000
						41,839,500
North Dakota 0.0%
North Dakota HFA
Home Mortgage Bonds Series 2016B (LIQ: BARCLAYS BANK PLC)	a	0.82%		01/06/17	320,000	320,000
Ohio 1.2%
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2011C		0.71%		01/06/17	14,800,000	14,800,000
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.76%		01/06/17	2,000,000	2,000,000
Hospital Facilities Refunding RB (OhioHealth) Series 2009A (LIQ: BARCLAYS BANK PLC)		0.73%		01/06/17	10,000,000	10,000,000
RB (St George Commons Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.80%		01/06/17	3,100,000	3,100,000
Marion Cnty
M/F Housing RB (Avalon Lakes) Series 2006 (LOC: FEDERAL HOME LOAN BANKS)		0.78%		01/06/17	5,110,000	5,110,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Northeast Ohio Regional Sewer District
Wastewater RB Series 2013 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.75%		01/06/17	5,000,000	5,000,000
Ohio
Capital Facilities Lease Appropriation Bonds Series 2016B		0.71%		01/06/17	4,650,000	4,650,000
Hospital RB (Cleveland Clinic) Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	1,850,000	1,850,000
Hospital Refunding RB (Cleveland Clinic) Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	2,000,000	2,000,000
Ohio HFA
Residential Mortgage RB Series 2007B (LIQ: JPMORGAN CHASE BANK NA)		0.80%		01/06/17	30,000,000	30,000,000
Residential Mortgage RB Series 2016E (LIQ: FEDERAL HOME LOAN BANKS)		0.74%		01/06/17	3,935,000	3,935,000
Residential Mortgage RB Series 2016F (LIQ: FEDERAL HOME LOAN BANKS)		0.74%		01/06/17	4,425,000	4,425,000
Residential Mortgage RB Series 2016G (LIQ: FEDERAL HOME LOAN BANKS)		0.74%		01/06/17	335,000	335,000
Ohio Higher Educational Facility Commission
RB (Case Western Reserve Univ) Series 2006 (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.76%		01/06/17	19,380,000	19,380,000
Ohio State Air Quality Development Auth
Exempt Facilities RB (Andersons Marathon Ethanol) Series 2007 (LOC: COBANK ACB)		0.85%		01/06/17	34,750,000	34,750,000
Ohio Water Development Auth
Water Pollution Control Loan Fund RB Series 2016A (LIQ: BMO HARRIS BANK NA)		0.78%		01/06/17	16,000,000	16,000,000
						157,335,000
Oregon 1.0%
Oregon Business Development Commission
RB (Murphy) Series 230 (LOC: US BANK NATIONAL ASSOCIATION)		0.80%		01/06/17	3,000,000	3,000,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG UNION BANK NA)		0.77%		01/06/17	2,730,000	2,730,000
Oregon Housing & Community Services Dept
S/F Mortgage RB Series 2007E (LIQ: JPMORGAN CHASE BANK NA)		0.75%		01/06/17	25,105,000	25,105,000
S/F Mortgage RB Series 2007H (LIQ: JPMORGAN CHASE BANK NA)		0.75%		01/06/17	26,200,000	26,200,000
S/F Mortgage RB Series 2008C (LIQ: JPMORGAN CHASE BANK NA)		0.75%		01/06/17	28,580,000	28,580,000
S/F Mortgage RB Series 2008F (LIQ: JPMORGAN CHASE BANK NA)		0.75%		01/06/17	29,390,000	29,390,000
Portland
Water System 1st Lien Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	a,d	1.02%	01/05/17	06/08/17	6,000,000	6,000,000
Portland CCD
GO Bonds Series 2013 (LIQ: CREDIT SUISSE AG)	a	0.75%		01/06/17	3,835,000	3,835,000
Portland Housing Auth
M/F Housing RB (Civic Apts) 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.80%		01/06/17	7,800,000	7,800,000
						132,640,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Pennsylvania 2.2%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010F (LIQ: JPMORGAN CHASE BANK NA)	a	0.77%		01/03/17	22,375,000	22,375,000
RB (University of Pittsburgh Medical Center) Series 2010D (LIQ: JPMORGAN CHASE BANK NA)	a	0.77%		01/03/17	3,000,000	3,000,000
Allegheny Cnty IDA
Health Care RB (Vincentian Collaborative) Series 2008B (LOC: PNC BANK NATIONAL ASSOCIATION)		0.78%		01/06/17	3,725,000	3,725,000
Fayette Cnty Hospital Auth
Hospital RB (Fayette Regional Health) Series 2007A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.77%		01/06/17	1,460,000	1,460,000
Lancaster Cnty Hospital Auth
Sr Living Facility RB (Quarryville Presbyterian Retirement Community) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.77%		01/06/17	6,500,000	6,500,000
Northeastern Hospital & Education Auth
RB (Commonwealth Medical College) Series 2009 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.77%		01/06/17	2,990,000	2,990,000
Pennsylvania
GO Refunding Bonds Third Series 2004 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.76%		01/06/17	42,775,000	42,775,000
Pennsylvania HFA
S/F Mortgage RB Series 2002-75A (LIQ: ROYAL BANK OF CANADA)		0.75%		01/06/17	18,965,000	18,965,000
S/F Mortgage RB Series 2003-77B (LIQ: ROYAL BANK OF CANADA)		0.75%		01/06/17	15,975,000	15,975,000
S/F Mortgage RB Series 2003-79B (LIQ: ROYAL BANK OF CANADA)		0.75%		01/06/17	27,550,000	27,550,000
S/F Mortgage RB Series 2004-81C (LIQ: ROYAL BANK OF CANADA)		0.75%		01/06/17	10,165,000	10,165,000
S/F Mortgage RB Series 2004-82C (LIQ: ROYAL BANK OF CANADA)		0.75%		01/06/17	20,420,000	20,420,000
S/F Mortgage RB Series 2005-91B (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.75%		01/06/17	8,055,000	8,055,000
S/F Mortgage RB Series 2006-93B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.75%		01/06/17	900,000	900,000
S/F Mortgage RB Series 2006-94B (LIQ: TD BANK NA)		0.75%		01/06/17	12,555,000	12,555,000
S/F Mortgage RB Series 2007-100C (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.75%		01/06/17	5,000,000	5,000,000
S/F Mortgage RB Series 2007-97A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.78%		01/06/17	1,278,639	1,278,639
S/F Mortgage RB Series 2013-115A (LIQ: JPMORGAN CHASE BANK NA)	a	0.82%		01/06/17	2,250,000	2,250,000
Philadelphia
Airport Refunding RB Series 2005C2 (LOC: ROYAL BANK OF CANADA)		0.74%		01/06/17	20,000,000	20,000,000
GO Refunding Bonds Series 2009B (LOC: BARCLAYS BANK PLC)		0.74%		01/06/17	31,300,000	31,300,000
South Central General Auth
RB (Lutheran Social Services of South Central Pennsylvania) Series 2006 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.80%		01/06/17	12,000,000	12,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Southcentral General Auth, PA
RB (Hanover Lutheran Retirement Village) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.77%		01/06/17	3,000,000	3,000,000
RB (Homewood at Hanover) Series 2003 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.77%		01/06/17	4,680,000	4,680,000
						276,918,639
South Carolina 0.3%
Charleston Educational Excellence Financing Corp
Installment Purchase Refunding RB Series 2013B (LIQ: CREDIT SUISSE AG)	a	0.75%		01/06/17	2,125,000	2,125,000
Charleston Waterworks & Sewer
RB Series 2015 (LIQ: CITIBANK NA)	a	0.76%		01/06/17	6,000,000	6,000,000
South Carolina Jobs Economic Development Auth
IRB (South Carolina Electric & Gas) Series 2008 (LOC: TD BANK NA)		0.76%		01/06/17	4,790,000	4,790,000
RB (Holcim) Series 2003 (LOC: COMERICA BANK)		0.82%		01/06/17	25,000,000	25,000,000
						37,915,000
South Dakota 0.5%
South Dakota Housing Development Auth
Homeownership Mortgage Bonds Series 2008C (LIQ: FEDERAL HOME LOAN BANKS)		0.75%		01/06/17	50,000,000	50,000,000
M/F Housing RB (Harmony Heights) Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.83%		01/06/17	5,200,000	5,200,000
South Dakota Value Added Finance Auth
Solid Waste Disposal RB (Lincoln Land) Series 2014 (LOC: AGRIBANK FCB)		0.86%		01/06/17	5,500,000	5,500,000
						60,700,000
Tennessee 1.2%
Blount Cnty Public Building Auth
Public Improvement Bonds Series E6A (LOC: BRANCH BANKING AND TRUST COMPANY)		0.77%		01/06/17	31,105,000	31,105,000
Clarksville Public Building Auth
Pooled Financing RB Series 1997 (LOC: BANK OF AMERICA NA)		0.79%		01/06/17	900,000	900,000
Pooled Financing RB Series 1999 (LOC: BANK OF AMERICA NA)	a	0.79%		01/06/17	4,055,000	4,055,000
Grundy Cnty IDB
Limited Obligation RB (Toyo Seat USA) Series 2001 (LOC: COMERICA BANK)		0.87%		01/06/17	700,000	700,000
Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.78%		01/06/17	2,000,000	2,000,000
Loudon IDB
Pollution Control Refunding RB (A.E. Staley Manufacturing) Series 1991 (LOC: CITIBANK NA)		0.73%		01/06/17	11,600,000	11,600,000
Memphis Health, Educational & Housing Facility Board
M/F Housing Refunding RB (Watergrove Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.75%		01/06/17	21,370,000	21,370,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (Burning Tree Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.78%		01/06/17	7,070,000	7,070,000
M/F Housing RB (Weatherly Ridge Apts) Series 2006A (LOC: US BANK NATIONAL ASSOCIATION)		0.73%		01/06/17	10,000,000	10,000,000
M/F Housing Refunding RB (Brentwood Oaks Apts) Series 1991 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.74%		01/06/17	11,320,000	11,320,000
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: BANK OF AMERICA NA)	a	0.79%		01/06/17	330,000	330,000
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: BANK OF AMERICA NA)		0.79%		01/06/17	9,915,000	9,915,000
Sevier Cnty Public Building Auth
Public Improvement Bonds Series VA1 (LOC: BRANCH BANKING AND TRUST COMPANY)		0.80%		01/06/17	26,195,000	26,195,000
Public Improvement Bonds Series VIIB1 (LOC: BANK OF AMERICA NA)		0.78%		01/06/17	11,745,000	11,745,000
Shelby Cnty Health, Educational & Housing Facilities Board
M/F Housing Mortgage RB (Lexington & Charter Oaks Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.80%		01/06/17	3,200,000	3,200,000
RB (Methodist Healthcare) Series 2004B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.78%		01/06/17	7,355,000	7,355,000
						158,860,000
Texas 10.7%
Alamo CCD
LT GO Refunding Bonds Series 2012 (LIQ: CREDIT SUISSE AG)	a	0.75%		01/06/17	6,670,000	6,670,000
Bexar Cnty Housing Finance Corp
M/F Housing RB Series 1996 (LOC: NORTHERN TRUST COMPANY (THE))		0.84%		01/06/17	10,375,000	10,375,000
Brazos Harbor IDC
Refunding RB (BASF Corp) Series 2006		0.84%		01/06/17	4,300,000	4,300,000
Brazos River Harbor Navigation District
RB (BASF Corp) Series 2001		0.84%		01/06/17	5,000,000	5,000,000
RB (BASF Corp) Series 2002		0.84%		01/06/17	25,000,000	25,000,000
Calhoun Cnty Navigation District
Environmental Facilities RB (Formosa Plastics) Series 2006 (LOC: BANK OF AMERICA NA)		0.75%		01/06/17	28,500,000	28,500,000
Calhoun Cnty Navigation IDA
Port RB (Formosa Plastics) Series 2011C (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.74%		01/06/17	27,500,000	27,500,000
Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics) Series 2011B (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.74%		01/06/17	45,000,000	45,000,000
Port RB (Formosa Plastics Corp) Series 2007A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.75%		01/06/17	47,300,000	47,300,000
Port RB (Formosa Plastics Corp) Series 2011A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.74%		01/06/17	32,300,000	32,300,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Clear Creek ISD
ULT GO Refunding Bonds Series 2004A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.76%		01/06/17	16,120,000	16,120,000
ULT GO Refunding Bonds Series 2008A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	a	0.79%		01/06/17	5,000,000	5,000,000
Cleburne ISD
ULT GO Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	a	0.75%		01/06/17	5,600,000	5,600,000
Collin Cnty HFA
M/F Housing RB (Huntington Apts) Series 1996 (LOC: NORTHERN TRUST COMPANY (THE))		0.75%		01/06/17	12,305,000	12,305,000
Conroe ISD
ULT GO & Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.79%		01/05/17	7,000,000	7,000,000
Dallam Cnty IDC
Economic Development RB (Hillmar Cheese) Series 2010 (LOC: COBANK ACB)		0.79%		01/06/17	20,000,000	20,000,000
Economic Development Refunding RB (Hilmar Cheese) Series 2009 (LOC: COBANK ACB)		0.79%		01/06/17	24,500,000	24,500,000
IDRB (Dalhart Jersey Ranch) Series 2006 (LOC: COBANK ACB)		0.86%		01/06/17	2,975,000	2,975,000
IDRB (Morning Star Dairy) Series 2015 (LOC: FARM CREDIT BANK OF TEXAS)		0.86%		01/06/17	5,350,000	5,350,000
Dallas Area Rapid Transit
Sr Lien Sales Tax RB Series 2008 (ESCROW) (LIQ: CITIBANK NA)	a	0.76%		01/06/17	13,000,000	13,000,000
Sr Lien Sales Tax Refunding RB Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	10,905,000	10,905,000
Dallas Waterworks & Sewer System
Refunding RB Series 2016A (LIQ: CITIBANK NA)	a	0.76%		01/06/17	4,000,000	4,000,000
Dallas-Fort Worth Int'l Airport Facility Improvement Corp
Airport Facility RB (FlightSafety) Series 1999		0.72%		01/06/17	700,000	700,000
El Paso ISD
ULT GO Bonds Series 2004B (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)		0.76%		01/06/17	29,730,000	29,730,000
Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: ROYAL BANK OF CANADA)	a	0.77%		01/06/17	11,000,000	11,000,000
Sub Tier Toll RB Series 2013B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.76%		01/06/17	35,600,000	35,600,000
Hale Cnty IDC
Economic Development RB (Silverado TX) Series 2008 (LOC: COOPERATIEVE RABOBANK UA)		0.86%		01/06/17	5,400,000	5,400,000
IDRB (Struikmans Ramona) Series 2003 (LOC: COOPERATIEVE RABOBANK UA)		0.86%		01/06/17	3,000,000	3,000,000
IDRB (White River Ranch) Series 2004 (LOC: WELLS FARGO BANK NA)		0.86%		01/06/17	4,000,000	4,000,000
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Memorial Hermann Health) Series 2014D		0.71%		01/06/17	9,760,000	9,760,000
Hospital RB (Memorial Hermann) Series 2016C		0.73%		01/06/17	18,000,000	18,000,000
Hospital Refunding RB (Memorial Hermann) Series 2016D		0.71%		01/06/17	20,000,000	20,000,000
Hospital Revenue RB (Memorial Hermann) Series 2016E		0.71%		01/06/17	36,000,000	36,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Harris Cnty Housing Finance Corp
M/F Housing RB (Baypointe Apts) Series 2006 (LOC: CITIBANK NA)		0.76%		01/06/17	11,660,000	11,660,000
Houston ISD
LT GO Bonds Series 2008 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	5,000,000	5,000,000
Hurst-Euless-Bedford ISD
ULT GO Refunding Bondes Series 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.76%		01/06/17	10,055,000	10,055,000
Lavaca-Navidad River Auth
Water Contract RB (Formosa Plastics) Series 1990 (LOC: BANK OF AMERICA NA)		0.76%		01/06/17	13,600,000	13,600,000
Leander ISD
ULT GO & Refunding Bonds Series 2008 (ESCROW) (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: CITIBANK NA)	a	0.76%		01/06/17	4,950,000	4,950,000
Mesquite ISD
ULT GO Bonds Series 2000 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)		0.76%		01/06/17	9,875,000	9,875,000
Muleshoe Economic Development Corp
IDRB (John Lyle & Grace Ajean) Series 2005 (LOC: COOPERATIEVE RABOBANK UA)		0.86%		01/06/17	4,570,000	4,570,000
North Central Texas Health Facilities Development Corp
Hospital RB (Children's Medical Center of Dallas) Series 2009 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.76%		01/06/17	18,500,000	18,500,000
North East ISD
ULT GO Bonds Series 2007A (LOC: US BANK NATIONAL ASSOCIATION)	a	0.86%		01/06/17	18,715,000	18,715,000
North Texas Municipal Water District
Water System Refunding RB Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.79%		01/05/17	10,345,000	10,345,000
North Texas Tollway Auth
System RB Series 2011A (LIQ: CITIBANK NA)	a	0.76%		01/06/17	17,655,000	17,655,000
System Refunding RB Series 2008 (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	6,000,000	6,000,000
Port Arthur Navigation District IDC
Exempt Facilities RB (Total USA) Series 2012A		0.78%		01/06/17	30,000,000	30,000,000
Exempt Facilities RB (Total USA) Series 2012B		0.78%		01/06/17	20,000,000	20,000,000
RB (Total USA) Series 2011		0.78%		01/06/17	40,000,000	40,000,000
RB (Total USA) Series 2012		0.78%		01/06/17	53,900,000	53,900,000
Port of Houston Auth
ULT GO Refunding Bonds Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a	0.80%		01/06/17	37,830,000	37,830,000
Port of Port Arthur Navigation District
Exempt Facilities RB (Total Petrochemicals USA) Series 2009		0.78%		01/06/17	20,000,000	20,000,000
Exempt Facilities RB (Total Petrochemicals USA) Series 2010		0.78%		01/06/17	16,900,000	16,900,000
RB (ATOFINA Petrochemicals) Series 2002B		0.81%		01/06/17	10,000,000	10,000,000
RB (ATOFINA Petrochemicals) Series 2003B		0.82%		01/06/17	10,000,000	10,000,000
RB (BASF Corp) Series 1998		0.84%		01/06/17	8,700,000	8,700,000
RB (BASF Corp) Series 2003A		0.84%		01/06/17	15,000,000	15,000,000
RB (TOTAL Petrochemicals USA) Series 2008		0.82%		01/06/17	50,000,000	50,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
San Antonio
Electric & Gas Systems Refunding RB Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	5,000,000	5,000,000
San Antonio Public Facilities Corp
Improvement and Refunding Lease RB Series 2012 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.75%		01/06/17	18,535,000	18,535,000
Lease & Refunding RB Series 2012 (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	10,705,000	10,705,000
San Antonio Water System
Water System Jr Lien Refunding & RB Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.79%		01/05/17	3,000,000	3,000,000
Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2008C		0.72%		01/06/17	30,500,000	30,500,000
RB (Texas Health Resources) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	11,250,000	11,250,000
Refunding RB (CHRISTUS Health) Series 2008 C1 (LOC: BANK OF MONTREAL)		0.73%		01/06/17	19,475,000	19,475,000
Refunding RB (CHRISTUS Health) Series 2008C1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.73%		01/06/17	4,500,000	4,500,000
Refunding RB (Texas Health Resources) Series 2007A (LIQ: BANK OF AMERICA NA)	a	0.84%		01/06/17	1,125,000	1,125,000
Refunding RB (Texas Health Resources) Series 2007A (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	31,970,000	31,970,000
Texas
GO Bonds Series 2015B (LIQ: MIZUHO BANK LTD)		0.73%		01/06/17	10,000,000	10,000,000
GO Bonds Series 2016 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.76%		01/06/17	39,680,000	39,680,000
GO Refunding Bonds Series 1999A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.76%		01/06/17	7,135,000	7,135,000
Texas A&M Univ
Financing System RB Series 2010B (LIQ: BARCLAYS BANK PLC)	a	0.77%		01/06/17	2,500,000	2,500,000
Texas Dept of Housing & Community Affairs
M/F Housing RB (Costa Ibiza Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.75%		01/06/17	8,000,000	8,000,000
M/F Housing RB (Creek Point Apts) Series 2000 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.78%		01/06/17	5,260,000	5,260,000
M/F Housing RB (Villas at Henderson) Series 2006 (LOC: CITIBANK NA)		0.76%		01/06/17	6,415,000	6,415,000
M/F Housing RB (West Oaks Sr Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.68%		01/06/17	11,975,000	11,975,000
M/F Housing Refunding RB (Addison Park Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.87%		01/06/17	12,595,000	12,595,000
M/F Housing Refunding RB (Alta Cullen Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.78%		01/06/17	11,800,000	11,800,000
M/F Housing Refunding RB (Red Hills Villas) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.78%		01/06/17	4,515,000	4,515,000
S/F Mortgage RB Series 2004D (LIQ: TEXAS STATE OF)		0.75%		01/06/17	6,900,000	6,900,000
S/F Mortgage RB Series 2007A (LIQ: TEXAS STATE OF)		0.78%		01/06/17	26,785,000	26,785,000
S/F Mortgage RB Series 2007B (LIQ: BANK OF AMERICA NA)	a	0.84%		01/06/17	655,000	655,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
S/F Mortgage Refunding RB Bonds Series 2004B (LIQ: TEXAS STATE OF)		0.76%		01/06/17	8,500,000	8,500,000
S/F Mortgage Refunding RB Series 2005A (LIQ: TEXAS STATE OF)		0.78%		01/06/17	17,515,000	17,515,000
Texas Transportation Commission
GO Bonds Series 2007 (ESCROW) (LIQ: SOCIETE GENERALE SA)	a	0.73%		01/06/17	25,000,000	25,000,000
GO Bonds Series 2008 (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	4,870,000	4,870,000
GO Bonds Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.79%		01/05/17	6,800,000	6,800,000
GO Refunding Bonds Series 2014 (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	4,000,000	4,000,000
State Highway Fund 1st Tier Refunding RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	16,000,000	16,000,000
State Highway Fund First Tier RB Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	8,000,000	8,000,000
Univ of Texas
Revenue Financing System Bonds Series 2012B (LIQ: ROYAL BANK OF CANADA)	a	0.75%		01/06/17	7,300,000	7,300,000
Revenue Financing System Bonds Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	1,950,000	1,950,000
						1,365,355,000
Utah 2.4%
Clearfield
M/F Housing Refunding RB (Oakstone Apts) Series 2008 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.80%		01/06/17	12,100,000	12,100,000
Logan City
IDRB (Scientific Technology) Series 2001 (LOC: BANK OF THE WEST)		0.81%		01/06/17	1,150,000	1,150,000
Murray
Hospital RB (IHC Health Services) Series 2003A		0.68%		01/06/17	19,800,000	19,800,000
Hospital RB (IHC Health Services) Series 2003B		0.68%		01/06/17	41,000,000	41,000,000
Riverton
Hospital Refunding RB (IHC Health Services) Series 2012A (LOC: WELLS FARGO BANK NA)	a	0.77%		01/06/17	140,000,000	140,000,000
Salt Lake Cnty Housing Auth
M/F Housing Refunding RB (Bridgeside Landing Apts) Series 2008 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.80%		01/06/17	14,225,000	14,225,000
Utah Housing Corp
M/F Housing RB (Tanglewood Apts) Series 2004A (LOC: CITIBANK NA)		0.76%		01/06/17	9,000,000	9,000,000
M/F Housing RB (Timbergate Apts) Series 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.77%		01/06/17	6,250,000	6,250,000
Utah Transit Auth
Sales Tax RB Series 2008A (ESCROW) (LIQ: CREDIT SUISSE AG)	a	0.75%		01/06/17	13,500,000	13,500,000
Utah Water Finance Agency
RB Series 2016B2 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.77%		01/06/17	54,655,000	54,655,000
						311,680,000
Virginia 0.8%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012D (LIQ: CREDIT SUISSE AG)	a	0.75%		01/06/17	3,080,000	3,080,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
King George Cnty IDA
Solid Waste Disposal Facility RB (Garnet) Series 1996 (LOC: JPMORGAN CHASE BANK NA)		0.75%		01/06/17	3,700,000	3,700,000
Loudoun Cnty IDA
RB (Howard Hughes Medical) Series 2003B		0.70%		01/06/17	27,100,000	27,100,000
Metropolitan Washington Airports Auth
Airport System RB Series 2007B (LIQ: JPMORGAN CHASE BANK NA)	a	0.80%		01/06/17	5,000,000	5,000,000
Airport System Refunding & RB Series 2011A2 (LOC: ROYAL BANK OF CANADA)		0.75%		01/06/17	8,540,000	8,540,000
Airport System Refunding & RB Series 2011A3 (LOC: ROYAL BANK OF CANADA)		0.75%		01/06/17	19,350,000	19,350,000
Airport System Refunding RB Series 2010C1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.76%		01/06/17	7,500,000	7,500,000
Airport System Refunding RB Series 2010C2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.75%		01/06/17	3,655,000	3,655,000
Norfolk Economic Development Auth
Hospital Facs Revenue RB (Sentara Health) Series 2016 A		0.70%		01/06/17	29,405,000	29,405,000
						107,330,000
Washington 3.2%
Central Puget Sound Regional Transit Auth
Sales Tax Bonds Series 2007A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.82%		01/06/17	8,385,000	8,385,000
King Cnty
LT GO Bonds Series 2010A (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.71%		01/06/17	24,000,000	24,000,000
Sewer Refunding & RB Series 2011B (LIQ: BARCLAYS BANK PLC)	a	0.77%		01/06/17	7,785,000	7,785,000
Sewer Refunding & RB Series 2011B (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	6,950,000	6,950,000
Sewer Refunding RB Series 2006 (LIQ: BANK OF AMERICA NA)	a	0.76%		01/06/17	10,000,000	10,000,000
King Cnty Housing Auth
RB (Greenbridge Redevelopment-Salmon Creek Apts) Series 2007 (LOC: BANK OF AMERICA NA)		0.75%		01/06/17	3,940,000	3,940,000
RB (Overlake Tod) Series 2000B (LOC: BANK OF AMERICA NA)		0.75%		01/06/17	6,475,000	6,475,000
King Cnty Sewer System
LT GO Bonds Series 2009 (ESCROW) (LIQ: BARCLAYS BANK PLC)	a	0.77%		01/06/17	5,000,000	5,000,000
Port Bellingham IDA
IDRB (Hempler Foods Group) Series 2006 (LOC: BMO HARRIS BANK NA)		0.80%		01/06/17	3,125,000	3,125,000
Port of Seattle
1st Lien Refunding RB Series 2016B (LIQ: TORONTO-DOMINION BANK/THE)	a	0.82%		01/06/17	3,600,000	3,600,000
RB (Crowley Marine Services) Series 2001 (LOC: DNB BANK ASA)		0.82%		01/06/17	8,700,000	8,700,000
Sub Lien Refunding RB Series 2008 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.73%		01/06/17	14,235,000	14,235,000
Snohomish Cnty Housing Auth
RB (Olympic View & Sound View Apts) Series 2007 (LOC: BANK OF AMERICA NA)		0.79%		01/06/17	5,095,000	5,095,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Washington
GO Bonds Series 2003C (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	8,300,000	8,300,000
GO Bonds Series 2009E (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	5,005,000	5,005,000
GO Bonds Series 2011B (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	4,000,000	4,000,000
GO Bonds Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	3,365,000	3,365,000
GO Bonds Series 2014D (LIQ: CITIBANK NA)	a	0.76%		01/06/17	4,700,000	4,700,000
GO Refunding Bonds Series R2010B (LIQ: BANK OF AMERICA NA)	a	0.83%		01/06/17	17,250,000	17,250,000
GO Series 2012C (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	5,000,000	5,000,000
Washington Economic Development Finance Auth
Solid Waste Disposal RB (Heirborne Investments) Series 2006K (LOC: MUFG UNION BANK NA)		0.87%		01/06/17	4,270,000	4,270,000
Solid Waste Disposal RB (Waste Management) Series 2000C (LOC: BANK OF AMERICA NA)		0.77%		01/06/17	22,000,000	22,000,000
Solid Waste Disposal RB (Waste Management) Series 2000H (LOC: BANK OF AMERICA NA)		0.77%		01/06/17	13,650,000	13,650,000
Solid Waste Disposal RB (Waste Management) Series 2000I (LOC: BANK OF AMERICA NA)		0.77%		01/06/17	20,885,000	20,885,000
Washington Health Care Facilities Auth
RB (Multicare Health System) Series 2009A (LIQ: ROYAL BANK OF CANADA)	a	0.75%		01/06/17	8,110,000	8,110,000
RB (Providence Health & Services) Series 2010A (LIQ: BANK OF AMERICA NA)	a	0.76%		01/06/17	10,180,000	10,180,000
RB (Providence Health & Services) Series 2012C (LIQ: US BANK NATIONAL ASSOCIATION)		0.73%		01/06/17	17,600,000	17,600,000
RB (Providence Health & Services) Series 2014C&2014D (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	12,675,000	12,675,000
RB (Providence Health & Services) Series 2014D (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	5,665,000	5,665,000
RB (Providence Heath & Services) Series 2014C (LIQ: BANK OF AMERICA NA)	a	0.76%		01/06/17	8,675,000	8,675,000
RB (Seattle Children's Hospital) Series 2010A (LIQ: BANK OF AMERICA NA)	a	0.76%		01/06/17	8,155,000	8,155,000
Refunding RB (Seattle Children's Hospital) Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	13,860,000	13,860,000
Washington State Housing Finance Commission
M/F Housing RB (Clark Island) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.77%		01/06/17	5,560,000	5,560,000
M/F Housing RB (Highlander Apts) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.78%		01/06/17	7,000,000	7,000,000
M/F Housing RB (Lakewood Meadows Apts) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.80%		01/06/17	6,280,000	6,280,000
M/F Housing RB (Parkview Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.77%		01/06/17	3,060,000	3,060,000
M/F Housing RB (Reserve at SeaTac Apts) Series 2015 (LOC: FEDERAL HOME LOAN BANKS)		0.74%		01/06/17	10,500,000	10,500,000
M/F Housing RB (Seasons Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.80%		01/06/17	22,640,000	22,640,000
M/F Housing RB (Willow Tree Grove Apts) Series 2011 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.74%		01/06/17	11,945,000	11,945,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Mortgage RB (Meridian Court Apts) Series 1996 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.70%		01/06/17	6,700,000	6,700,000
M/F Mortgage RB (Wandering Creek) Series 1995 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.75%		01/06/17	5,300,000	5,300,000
M/F RB (Heatherwood Apts) Series 2002A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.80%		01/06/17	14,525,000	14,525,000
M/F RB (Park Vista Retirement) Series 2005A (LOC: FEDERAL HOME LOAN BANKS)		0.73%		01/06/17	9,520,000	9,520,000
						403,665,000
West Virginia 0.6%
Cabell Cnty
Univ Facilities RB (Provident Group) Series 2010A (LOC: BANK OF AMERICA NA)		0.73%		01/06/17	54,015,000	54,015,000
West Virginia Economic Development Auth
RB (Collins Hardwood) Series 2005 (LOC: COBANK ACB)		0.83%		01/06/17	4,000,000	4,000,000
West Virginia HFA
RB (Pallottine Health) Series 2006 (LOC: FIFTH THIRD BANK (OHIO))		0.81%		01/06/17	20,000,000	20,000,000
						78,015,000
Wisconsin 1.4%
Oconomowoc Community Development Auth
M/F Housing RB Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.78%		01/06/17	4,430,000	4,430,000
Red Cedar
IDRB (Fairmount Minerals) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.80%		01/06/17	10,000,000	10,000,000
Wisconsin
GO Bonds Series 2006C (LIQ: CITIBANK NA)	a	0.79%		01/06/17	1,595,000	1,595,000
Wisconsin Health & Educational Facilities Auth
RB (Ascension Health) Series 2012D (LIQ: CITIBANK NA)	a	0.76%		01/06/17	3,000,000	3,000,000
RB (Children's Hospital of WI) Series 2008B (LIQ: BARCLAYS BANK PLC)	a	0.77%		01/06/17	6,620,000	6,620,000
RB (Froedtert & Community Health) Series 2009C (LIQ: BANK OF AMERICA NA)	a	0.78%		01/06/17	15,785,000	15,785,000
RB (Froedtert & Community Health) Series 2009C (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	14,200,000	14,200,000
RB (Froedtert Health) Series 2012A (LIQ: ROYAL BANK OF CANADA)	a	0.76%		01/06/17	5,275,000	5,275,000
RB (Univ of Wisconsin Medical Fdn) Series 2000 (LOC: JPMORGAN CHASE BANK NA)		0.76%		01/06/17	5,725,000	5,725,000
Wisconsin Housing & Economic Development Auth
Home Ownership RB Series 2016C (LOC: ROYAL BANK OF CANADA)		0.72%		01/06/17	9,500,000	9,500,000
Homeownership RB Series 2003B (LIQ: FEDERAL HOME LOAN BANKS)		0.78%		01/06/17	14,535,000	14,535,000
Homeownership RB Series 2007E (LIQ: FEDERAL HOME LOAN BANKS)		0.73%		01/06/17	22,060,000	22,060,000
Homeownership RB Series 2008A (LIQ: BMO HARRIS BANK NA)		0.78%		01/06/17	23,345,000	23,345,000
Housing RB Series 2008A (LIQ: JPMORGAN CHASE BANK NA)		0.79%		01/06/17	5,115,000	5,115,000
Housing RB Series 2008G (LIQ: JPMORGAN CHASE BANK NA)		0.79%		01/06/17	9,740,000	9,740,000
Housing RB Series 2012B (LIQ: FEDERAL HOME LOAN BANKS)		0.72%		01/06/17	13,875,000	13,875,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing Bonds Series 2007A (LIQ: FEDERAL HOME LOAN BANKS)		0.75%		01/06/17	6,875,000	6,875,000
M/F Housing Bonds Series 2007C (LIQ: FEDERAL HOME LOAN BANKS)		0.75%		01/06/17	5,930,000	5,930,000
M/F Housing Bonds Series 2008A (LIQ: FEDERAL HOME LOAN BANKS)		0.72%		01/06/17	4,875,000	4,875,000
						182,480,000
Wyoming 0.6%
Green River
RB (Rhone-Poulenc) Series 1994 (LOC: COMERICA BANK)		0.87%		01/06/17	11,400,000	11,400,000
Sweetwater Cnty
RB (Simplot Phosphates) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)		0.79%		01/06/17	27,000,000	27,000,000
Wyoming Community Development Auth
Housing RB 2007 Series 11 (LIQ: FEDERAL HOME LOAN BANKS)		0.78%		01/06/17	6,000,000	6,000,000
Housing RB 2007 Series 4 (LIQ: FEDERAL HOME LOAN BANKS)		0.78%		01/06/17	14,000,000	14,000,000
Housing RB 2007 Series 6 (LIQ: FEDERAL HOME LOAN BANKS)		0.78%		01/06/17	7,000,000	7,000,000
Housing RB 2007 Series 8 (LIQ: FEDERAL HOME LOAN BANKS)		0.78%		01/06/17	12,000,000	12,000,000
						77,400,000
Other Investments 2.2%
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 4 (LOC: BARCLAYS BANK PLC)	a	0.84%		01/06/17	91,200,000	91,200,000
Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund
Variable Rate Demand Preferred Shares Series 2 (LOC: JPMORGAN CHASE BANK NA)	a	0.82%		01/06/17	44,900,000	44,900,000
Nuveen Select Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 2 (LOC: BARCLAYS BANK PLC)	a	0.88%		01/06/17	87,100,000	87,100,000
Western Asset Intermediate Muni Fund
Variable Rate Demand Preferred Stock Series 1 (LOC: CITIBANK NA)	a	0.86%		01/06/17	10,100,000	10,100,000
Western Asset Managed Municipals Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	a	0.86%		01/06/17	39,000,000	39,000,000
Western Asset Municipal Partners Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	a	0.86%		01/06/17	12,600,000	12,600,000
						284,900,000
Total Variable-Rate Municipal Securities
(Cost $10,140,141,725)						10,140,141,725

End of Investments.

At 12/31/16, the tax basis cost of the fund's investments was $12,987,728,683.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,272,939,727 or 25.6% of net assets.
b	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
c	All or a portion of this security is designated as collateral for delayed-delivery securities.
d	Illiquid security. At the period end, the value of these amounted to $18,950,000 or 0.1% of net assets.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

AUTH —	Authority
BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district

At December 31, 2016, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2016. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Statement of Assets and Liabilities

As of December 31, 2016
Assets
Investments, at cost and value (Note 2a)		$12,987,728,683
Receivables:
Investments sold		52,485,779
Fund shares sold		24,716,827
Interest		17,253,541
Prepaid expenses	+	196,076
Total assets		13,082,380,906
Liabilities
Payables:
Investments bought		243,673,181
Investments bought — Delayed delivery		14,232,518
Investment adviser and administrator fees		3,333,524
Fund shares redeemed		20,065,765
Due to custodian		4,672,119
Distributions to shareholders		306,042
Accrued expenses	+	236,137
Total liabilities		286,519,286
Net Assets
Total assets		13,082,380,906
Total liabilities	–	286,519,286
Net assets		$12,795,861,620
Net Assets by Source
Capital received from investors		12,796,826,563
Net realized capital losses		(964,943)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$9,740,730,962		9,738,452,153		$1.00
Value Advantage Shares	$519,285,949		519,159,189		$1.00
Select Shares	$516,282,017		516,166,554		$1.00
Premier Shares	$2,019,562,692		2,019,170,693		$1.00

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Statement of Operations

For the period January 1, 2016 through December 31, 2016
Investment Income
Interest		$55,622,518
Expenses
Investment adviser and administrator fees		39,127,112
Shareholder service fees:
Sweep Shares		36,446,714
Value Advantage Shares		1,130,164
Select Shares		737,427
Premier Shares		2,229,557
Portfolio accounting fees		328,057
Registration fees		311,508
Custodian fees		223,781
Transfer agent fees		95,451
Shareholder reports		89,000
Independent trustees' fees		73,992
Professional fees		56,341
Interest expense		7,425
Other expenses	+	185,873
Total expenses		81,042,402
Expense reduction by CSIM and its affiliates	–	35,864,776
Net expenses	–	45,177,626
Net investment income		10,444,892
Realized Gains (Losses)
Net realized losses on investments		(964,943)
Increase in net assets resulting from operations		$9,479,949

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/16-12/31/16		1/1/15-12/31/15
Net investment income		$10,444,892	$1,282,009
Net realized gains (losses)	+	(964,943)	3,578,752
Increase in net assets from operations		9,479,949	4,860,761
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(5,856,656)	(1,096,172)
Value Advantage Shares		(616,764)	(57,966)
Select Shares		(710,659)	(33,213)
Premier Shares	+	(3,260,813)	(94,658)
Total distributions from net investment income		(10,444,892)	(1,282,009)
Distributions from net realized gains
Sweep Shares		—	(1,947,923)
Value Advantage Shares		—	(92,693)
Select Shares		—	(52,625)
Premier Shares	+	—	(139,375)
Total distributions from net realized gains		—	(2,232,616)
Total distributions		(10,444,892)	(3,514,625)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		26,481,443,822	32,652,845,392
Value Advantage Shares		279,039,269	134,376,195
Select Shares		458,238,791	66,545,654
Premier Shares	+	2,089,760,749	105,883,366
Total shares sold		29,308,482,631	32,959,650,607
Shares Reinvested
Sweep Shares		5,787,350	3,007,374
Value Advantage Shares		536,138	128,240
Select Shares		592,984	74,198
Premier Shares	+	2,699,269	214,281
Total shares reinvested		9,615,741	3,424,093
Shares Redeemed
Sweep Shares		(28,250,483,602)	(32,556,625,450)
Value Advantage Shares		(308,224,211)	(207,735,821)
Select Shares		(253,140,871)	(121,323,317)
Premier Shares	+	(896,294,519)	(319,697,839)
Total shares redeemed		(29,708,143,203)	(33,205,382,427)
Net transactions in fund shares		(390,044,831)	(242,307,727)
Net Assets
Beginning of period		13,186,871,394	13,427,832,985
Total decrease	+	(391,009,774)	(240,961,591)
End of period		$12,795,861,620	$13,186,871,394
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.04%	0.02%	0.02%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.40% [3]	0.08% [3]	0.09% [3]	0.15% [3]	0.21% [3],[4]
Gross operating expenses	0.70%	0.70%	0.70%	0.70%	0.66% [4]
Net investment income (loss)	0.04%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$2,905	$3,731	$3,690	$3,528	$3,522

Value Advantage Shares	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.12%	0.02%	0.02%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.34% [3]	0.08% [3]	0.09% [3]	0.15% [3]	0.21% [3],[4]
Gross operating expenses	0.57%	0.57%	0.57%	0.57%	0.53% [4]
Net investment income (loss)	0.13%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$519	$403	$468	$539	$625
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
4
The ratio of gross operating expenses would have been 0.70% for Sweep Shares and 0.57% for Value Advantage Shares, respectively, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2016

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
23.8%	Fixed-Rate Municipal Securities	813,844,048	813,844,048
78.1%	Variable-Rate Municipal Securities	2,673,844,500	2,673,844,500
101.9%	Total Investments	3,487,688,548	3,487,688,548
(1.9%)	Other Assets and Liabilities, Net		(63,629,151)
100.0%	Net Assets		3,424,059,397

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 23.8% of net assets
Alabama 0.9%
Huntsville Healthcare Auth
CP		0.67%		01/05/17	7,000,000	7,000,000
CP		0.76%		02/14/17	22,500,000	22,500,000
						29,500,000
Alaska 0.1%
North Slope Borough
GO Bonds Series 2016B		5.00%		06/30/17	1,580,000	1,611,921
Arizona 0.1%
Mesa
Utility System Refunding RB Series 2002 (ESCROW)		5.25%		07/01/17	1,850,000	1,889,865
California 3.5%
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.67%		01/10/17	10,000,000	10,000,000
RB (Kaiser Permanente) Series 2006E		0.61%		01/18/17	9,220,000	9,220,000
RB (Kaiser Permanente) Series 2006E		0.74%		03/08/17	9,000,000	9,000,000
California Statewide Communities Development Auth
CP (Kaiser Permanente) Series 2004E		0.67%		01/10/17	21,400,000	21,400,000
RB (Kaiser Permanente) Series 2004E		0.61%		01/18/17	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2004E		0.74%		03/02/17	7,045,000	7,045,000
RB (Kaiser Permanente) Series 2004I		0.78%		03/15/17	22,500,000	22,500,000
RB (Kaiser Permanente) Series 2004K		0.74%		03/02/17	15,000,000	15,000,000
RB (Kaiser Permanente) Series 2004K		0.78%		03/20/17	2,000,000	2,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Kaiser Permanente) Series 2009B5		0.77%		03/22/17	6,250,000	6,250,000
RB (Kaiser Permanente) Series 2009B6		0.77%		03/22/17	14,000,000	14,000,000
						121,415,000
Colorado 0.0%
Colorado Springs Utilities System
Utilities System CP Notes Series A (LOC: BANK OF AMERICA NA)		0.75%		02/07/17	1,500,000	1,500,000
Delaware 0.3%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		0.68%		01/05/17	10,000,000	10,000,000
District of Columbia 0.6%
District of Columbia Water & Sewer Auth
Extendible CP Series A		0.75%	02/09/17	09/08/17	20,000,000	20,000,000
Florida 1.3%
Florida State Board of Education
Public Education Capital Outlay Bonds Series 2006B		5.00%		06/01/17	100,000	101,671
Public Education Capital Outlay Bonds Series 2007C		5.00%		06/01/17	100,000	101,651
Jacksonville
CP Notes Series A (LOC: BANK OF AMERICA NA)		0.75%		03/01/17	15,000,000	15,000,000
JEA
Electric System RB Series 2008C3 (LIQ: ROYAL BANK OF CANADA)		0.74%		02/07/17	5,500,000	5,500,000
Kissimmee Utility Auth
CP Notes Series B (LIQ: JPMORGAN CHASE BANK NA)		0.73%		02/03/17	5,000,000	5,000,000
Sunshine State Governmental Financing Commission
CP Series 2016H (LIQ: JPMORGAN CHASE BANK NA)		0.87%		03/10/17	7,000,000	7,000,000
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		0.80%		03/10/17	13,000,000	13,000,000
						45,703,322
Hawaii 0.2%
Hawaii
GP CP Series B2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.77%		03/08/17	6,500,000	6,500,000
Idaho 1.0%
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013ID		0.75%		03/01/17	34,335,000	34,335,000
Illinois 0.6%
Illinois Finance Auth
Pooled Program CP (LOC: NORTHERN TRUST COMPANY (THE))		0.65%		02/03/17	16,793,000	16,793,000
Refunding RB (Advocate Health) Series 2008C-3B		0.70%		07/25/17	3,000,000	3,000,000
						19,793,000
Indiana 0.0%
Indiana Health Facility Financing Auth
Sub RB (Ascension Health) Series 2005A5		2.00%		08/01/17	865,000	869,235

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Kentucky 0.3%
Louisville & Jefferson Cnty Metro Sewer District
BAN 2016		3.50%		11/15/17	10,000,000	10,220,031
Louisiana 0.1%
Louisiana Public Facilities Auth
RB (Ochsner Clinic Foundation) Series 2007A (ESCROW)		5.50%		05/15/17	2,750,000	2,795,546
Massachusetts 0.5%
Massachusetts
RAN 2016		2.00%		04/24/17	8,000,000	8,029,721
Massachusetts Bay Transportation Auth
Sales Tax CP Series B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.73%		02/01/17	7,000,000	7,000,000
Plymouth
GO BAN Series 2016		2.00%		05/04/17	3,000,000	3,012,536
						18,042,257
Michigan 0.1%
Michigan Hospital Finance Auth
Refunding RB (Ascension Health) Series 2010F-2		1.50%		03/01/17	2,300,000	2,302,354
Nevada 0.5%
Las Vegas Valley Water District
LT GO CP Series 2004A (LIQ: JPMORGAN CHASE BANK NA)		0.70%		02/02/17	3,700,000	3,700,000
LT GO CP Series 2004A (LIQ: JPMORGAN CHASE BANK NA)		0.68%		02/03/17	13,355,000	13,355,000
						17,055,000
New Jersey 3.2%
Bergen Cnty
BAN 2016B		2.00%		12/14/17	24,000,000	24,207,344
Brick Township
BAN		2.00%		07/26/17	9,000,000	9,053,220
Burlington Cnty Bridge Commission
Lease RB Series 2016B		2.00%		04/26/17	3,000,000	3,011,061
Sub RAN Series 2016		2.00%		11/16/17	4,000,000	4,039,848
East Brunswick
BAN Series 2016		2.00%		07/27/17	2,000,000	2,013,498
Freehold Township
BAN 2016		2.25%		11/17/17	1,500,000	1,517,990
Hamilton Township
BAN Series 2016		2.00%		06/08/17	6,000,000	6,032,216
Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 2016A-1		2.25%		04/19/17	3,760,000	3,775,442
Cnty-Guaranteed Pooled Notes Series 2016C-1		2.00%		11/01/17	2,385,000	2,406,652
Livingston Township
BAN Series 2016		2.00%		03/23/17	2,000,000	2,005,194
Montclair Township
GO BAN		2.50%		11/03/17	8,000,000	8,108,008

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Nutley
BAN		2.25%		12/21/17	2,188,000	2,210,855
Ocean City
BAN Series 2016B		2.00%		06/15/17	2,500,000	2,512,998
BAN Series 2016C		2.50%		11/30/17	3,000,000	3,041,469
Readington Township
BAN Series 2016		2.00%		02/02/17	9,200,000	9,211,333
Robbinsville
BAN Series 2016B		2.00%		05/17/17	1,790,000	1,798,393
Rockaway
BAN Series 2016		2.00%		11/16/17	2,300,000	2,322,815
Sea Isle City
BAN 2016		1.50%		01/10/17	3,000,000	3,000,642
South River
BAN 2016A		2.50%		12/12/17	3,000,000	3,035,287
Woodbridge
BAN		2.00%		08/18/17	2,150,000	2,163,325
BAN		3.00%		08/18/17	10,000,000	10,124,223
Woodland Park
GO BAN Series 2016		2.00%		06/02/17	3,000,000	3,013,993
						108,605,806
New York 1.4%
Amherst
BAN Series 2016		2.50%		11/09/17	9,876,262	10,015,642
Connetquot CSD
TAN Series 2016-2017		2.00%		06/27/17	7,500,000	7,537,580
East Hampton
BAN Series 2016		2.00%		08/25/17	1,056,899	1,065,441
East Islip UFSD
TAN Series 2016		2.00%		06/29/17	3,650,000	3,669,601
Eastport South Manor CSD
TAN Series 2016		2.00%		06/23/17	2,000,000	2,011,961
Fairpoint CSD
BAN Series 2016		1.95%		07/14/17	2,000,000	2,012,225
Homer CSD
BAN 2016		2.00%		06/30/17	2,000,000	2,012,277
Irondequoit
BAN		2.00%		04/21/17	2,950,000	2,959,806
Islip UFSD
BAN 2016		2.00%		11/10/17	2,890,000	2,917,509
Kingston SD
BAN 2016		2.00%		06/15/17	1,000,000	1,005,199
Metropolitan Transportation Auth
Dedicated Tax Fund BAN Series 2016A-2A		2.00%		06/01/17	5,000,000	5,025,805
Miller Place UFSD
TAN Series 2016		2.00%		06/27/17	3,000,000	3,017,013
New Rochelle CSD
GO BAN Series 2016B		2.25%		07/14/17	2,000,000	2,015,374
New York City
GO Bonds Fiscal 2012 Series F		5.00%		08/01/17	300,000	306,970

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York State Power Auth
CP Series 1&2		0.70%		01/11/17	500,000	499,936
Syracuse
RAN 2016B		2.25%		06/30/17	3,095,000	3,115,173
						49,187,512
Ohio 0.2%
Ohio
Hospital Refunding RB (Cleveland Clinic) Series 2011A		5.00%		01/01/17	100,000	100,000
Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)		0.85%		02/01/17	7,230,000	7,230,000
						7,330,000
Oregon 0.0%
North Clackamas SD #12
GO Bonds Series 2007A (GTY: OREGON STATE OF)		5.00%		06/15/17	500,000	509,092
South Carolina 0.3%
Charleston County SD
GO Bonds Series 2016		5.00%		03/01/17	4,000,000	4,027,263
South Carolina Public Service Auth
CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.65%		01/09/17	5,400,000	5,400,000
						9,427,263
Tennessee 2.1%
Metro Government of Nashville & Davidson Cnty
GO CP Series A1 (LIQ: MIZUHO BANK LTD)		0.73%		02/01/17	1,000,000	1,000,000
GO CP Series A1 (LIQ: MIZUHO BANK LTD)		0.75%		02/01/17	12,000,000	12,000,000
GO CP Series A2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.66%		01/04/17	2,000,000	2,000,000
GO CP Series A2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.67%		01/05/17	2,000,000	2,000,000
GO CP Series A2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.90%		01/09/17	8,000,000	8,000,000
GO CP Series A2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.64%		01/10/17	8,000,000	8,000,000
Metro Government of Nashville & Davidson Cnty Water & Sewer System
Water & Sewer Revenue CP Series A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.90%		01/05/17	6,925,000	6,925,000
Water & Sewer Revenue CP Series A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.80%		03/02/17	12,500,000	12,500,000
Shelby Cnty
Extendible CP Series 2015A		0.66%	01/10/17	08/14/17	3,000,000	3,000,000
Extendible CP Series 2015A		0.75%	02/09/17	09/08/17	17,000,000	17,000,000
						72,425,000
Texas 3.1%
Alvin ISD
ULT GO Bonds 2014A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		02/15/17	445,000	445,619
Bryan ISD
ULT GO Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/17	2,325,000	2,330,975
Cypress-Fairbanks ISD
ULT GO & Refunding Bonds Series 2007 (ESCROW)		5.00%		02/15/17	4,100,000	4,120,960

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Dallas
Water & Sewer CP Series E (LIQ: JPMORGAN CHASE BANK NA)		0.67%		01/06/17	5,539,000	5,539,000
Water & Sewer CP Series E (LIQ: JPMORGAN CHASE BANK NA)		0.75%		03/03/17	9,124,000	9,124,000
Dallas ISD
ULT GO & Refunding Bonds Series 2010B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.50%		02/15/17	925,000	930,218
Frisco ISD
ULT GO Bonds Series 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/17	115,000	117,833
Garner ISD
ULT GO Bonds Series 2012 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/17	115,000	115,418
Houston ISD
LT Refunding Bonds Series 2006A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/17	100,000	102,465
Lower Neches Valley Auth
Pollution Control RB (Chevron USA) Series 1987		0.58%		02/15/17	5,745,000	5,745,000
Lubbock ISD
ULT GO Refunding Bonds Series 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/17	1,000,000	1,005,105
Plano ISD
ULT GO Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/17	1,875,000	1,884,579
Prosper ISD
ULT GO Bonds Series 2007 (ESCROW)		5.38%		08/15/17	2,860,000	2,940,167
San Antonio
Electric & Gas Systems CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.70%		01/04/17	5,000,000	5,000,000
Electric & Gas Systems CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.68%		01/12/17	6,000,000	6,000,000
Electric & Gas Systems Jr. Lien Refunding RB Series 2014		5.00%		02/01/17	400,000	401,372
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.90%		01/09/17	3,000,000	3,000,000
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.73%		02/03/17	18,000,000	18,000,000
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.82%		02/14/17	19,000,000	19,000,000
Texas Public Finance Auth
Refunding RB Series 2015A		5.00%		02/01/17	1,745,000	1,751,117
Texas Tech University
Revenue Financing System CP Series 2012A		0.74%		01/05/17	15,000,000	15,000,000
Revenue Financing System CP Series 2012A		0.68%		02/01/17	3,500,000	3,500,000
						106,053,828
Utah 1.3%
Intermountain Power Agency
CP Series B1&B2 (LIQ: BANK OF AMERICA NA)		0.93%		01/03/17	23,860,000	23,860,000
CP Series B1&B2 (LIQ: BANK OF AMERICA NA)		0.77%		01/17/17	7,000,000	7,000,000
CP Series B1&B2 (LIQ: BANK OF AMERICA NA)		0.75%		03/01/17	15,000,000	15,000,000
						45,860,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Virginia 0.3%
Metropolitan Washington Airports Auth
Second Sr Lien CP (Dulles Toll Road) Series 1 (LOC: JPMORGAN CHASE BANK NA)		0.90%		01/05/17	4,000,000	4,000,000
Second Sr Lien CP (Dulles Toll Road) Series 1 (LOC: JPMORGAN CHASE BANK NA)		0.68%		01/06/17	6,000,000	6,000,000
						10,000,000
Washington 0.0%
Washington
GO Refunding Bonds Series R2013A		5.00%		07/01/17	125,000	127,475
Wisconsin 1.8%
Sun Prairie SD
BAN	c	2.00%		06/01/17	3,300,000	3,307,557
Wisconsin
GO Bonds Series 2009C		4.00%		05/01/17	135,000	136,333
GO CP Notes (LIQ: BMO HARRIS BANK NA)		0.81%		02/15/17	22,129,000	22,129,000
GO CP Series 2016A (LIQ: BMO HARRIS BANK NA)		0.64%		01/03/17	10,000,000	10,000,000
GO Refunding Bonds 2011 Series 1		5.00%		05/01/17	100,000	101,334
GO Refunding Bonds Series 2014-2		5.00%		05/01/17	100,000	101,317
Transportation Revenue CP Notes (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.84%		02/09/17	5,010,000	5,010,000
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2008A (LOC: JPMORGAN CHASE BANK NA)		0.82%		04/03/17	20,000,000	20,000,000
						60,785,541
Total Fixed-Rate Municipal Securities
(Cost $813,844,048)						813,844,048

Variable-Rate Municipal Securities 78.1% of net assets
Alabama 6.7%
Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	4,540,000	4,540,000
Birmingham Water Works Board
Sr Water Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.79%		01/05/17	6,000,000	6,000,000
Sub Water & Sewer RB Series 2007A (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	4,000,000	4,000,000
Water RB Series 2013B (LIQ: BARCLAYS BANK PLC)	a	0.77%		01/06/17	10,310,000	10,310,000
Water Revenue Bonds Series 2011 (LIQ: BARCLAYS BANK PLC)	a	0.77%		01/06/17	2,900,000	2,900,000
Columbia IDB
Pollution Control Refunding RB (Alabama Power Co) Series 2014D		0.78%		01/06/17	17,500,000	17,500,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA)	d	0.79%		01/06/17	30,000,000	30,000,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA)		0.79%		01/06/17	10,000,000	10,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)		0.79%		01/06/17	15,960,000	15,960,000
Mobile IDB
Pollution Control RB (Alabama Power Co) Series 2007-B		0.78%		01/06/17	13,000,000	13,000,000
Pollution Control RB (Alabama Power Co) Series 2007C	d	0.77%		01/06/17	15,500,000	15,500,000
Pollution Control RB (Alabama Power Co) Series 2007C		0.77%		01/06/17	22,450,000	22,450,000
Refunding RB (Alabama Power Co) Series 1993B		0.79%		01/06/17	3,000,000	3,000,000
Troy Health Care Auth
Lease RB (Southeast AL Rural Health Assoc) Series 2003 (LOC: FEDERAL HOME LOAN BANKS)		0.77%		01/06/17	1,700,000	1,700,000
Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008C (LOC: BANK OF NOVA SCOTIA)		0.74%		01/06/17	7,775,000	7,775,000
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011B (LOC: JPMORGAN CHASE BANK NA)		0.75%		01/06/17	4,300,000	4,300,000
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011C (LOC: JPMORGAN CHASE BANK NA)		0.75%		01/06/17	10,000,000	10,000,000
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011F (LOC: JPMORGAN CHASE BANK NA)		0.75%		01/06/17	9,700,000	9,700,000
Gulf Opportunity Zone RB (Hunt Refining) Series 2011G (LOC: JPMORGAN CHASE BANK NA)		0.75%		01/06/17	5,000,000	5,000,000
RB Bonds (Hunt Refining) Series 2011K (LOC: JPMORGAN CHASE BANK NA)		0.75%		01/06/17	5,000,000	5,000,000
Tuscaloosa Cnty Port Auth
RB (Midtown Villaage) Series 2006 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.80%		01/06/17	7,000,000	7,000,000
West Jefferson IDB
Pollution Control Refunding RB (Alabama Power Co) Series 1998		0.77%		01/06/17	24,810,000	24,810,000
						230,445,000
Alaska 0.9%
Alaska Housing Finance Corp
Home Mortgage RB Series 2007A (LIQ: LANDESBANK BADEN-WUERTTEMBERG)		0.76%		01/06/17	5,000,000	5,000,000
Home Mortgage RB Series 2007B (LIQ: LANDESBANK BADEN-WUERTTEMBERG)		0.76%		01/06/17	25,000,000	25,000,000
						30,000,000
Arizona 0.8%
Arizona Health Facilities Auth
RB (Banner Health) Series 2008A&D, 2012A (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	9,770,000	9,770,000
Maricopa Cnty IDA
RB (Banner Health) Series 2016A (LIQ: BARCLAYS BANK PLC)	a	0.75%		01/06/17	5,620,000	5,620,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Salt River Project Agricultural Improvement & Power District
Electric System Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.79%		01/05/17	5,000,000	5,000,000
Yavapai Cnty IDA
RB (Skanon Investments Drake Cement) Series 2010A (LOC: CITIBANK NA)		0.75%		01/06/17	8,500,000	8,500,000
						28,890,000
California 2.1%
California Health Facilities Financing Auth
RB (Sutter Health) Series 2007A&2016A (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	640,000	640,000
RB (Sutter Health) Series 2011D (LIQ: CITIBANK NA)	a	0.76%		01/06/17	4,000,000	4,000,000
RB (Sutter Health) Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.76%		01/06/17	2,670,000	2,670,000
Refunding RB (Stanford Hospital) Series 2010B (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	2,000,000	2,000,000
California Infrastructure & Economic Development Bank
RB (Casa Loma College) Series 2009 (LOC: COMERICA BANK)		0.88%		01/06/17	3,345,000	3,345,000
California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: COBANK ACB)		0.79%		01/06/17	5,285,000	5,285,000
California Statewide Communities Development Auth
Gas Supply RB Series 2010B (LOC: ROYAL BANK OF CANADA)		0.83%	01/05/17	03/01/17	25,000,000	25,000,000
Los Angeles CCD
GO Bonds Series 2007A (ESCROW) (LIQ: CITIBANK NA)	a	0.76%		01/06/17	8,700,000	8,700,000
Los Angeles Dept of Water & Power
Water System RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	4,700,000	4,700,000
San Francisco
Refunding COP Series 2010A (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	3,340,000	3,340,000
Univ of California
Limited Project RB Series 2015I (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	11,885,000	11,885,000
						71,565,000
Colorado 3.9%
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP PARIBAS SA)		0.78%		01/06/17	17,295,000	17,295,000
Colorado Health Facilities Auth
Hospital RB (Children's Hospital Colorado) Series 2016B (LOC: JPMORGAN CHASE BANK NA)	a	0.77%		01/03/17	3,410,000	3,410,000
RB (SCL Health System) Series 2010A (LIQ: ROYAL BANK OF CANADA)	a	0.75%		01/06/17	5,670,000	5,670,000
RB (SCL Health System) Series 2013A (LIQ: CITIBANK NA)	a	0.76%		01/06/17	5,600,000	5,600,000
RB (SCL Health System) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	7,000,000	7,000,000
RB (SCL Health System) Series 2016D (LIQ: WELLS FARGO BANK NA)		0.72%		01/06/17	12,800,000	12,800,000
Colorado Regional Transportation District
Sales Tax Refunding RB (FasTracks) Series 2007A (LIQ: CITIBANK NA)	a	0.76%		01/06/17	16,800,000	16,800,000
Colorado Springs Utilities System
Utilities System Sub Lien RB Series 2005A (LIQ: MIZUHO BANK LTD)		0.73%		01/06/17	10,000,000	10,000,000
Denver
Wastewater Enterprise RB Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.79%		01/05/17	10,000,000	10,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Denver City & Cnty SD No 1
GO Refunding Bonds Series 2005A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.76%		01/06/17	12,240,000	12,240,000
Sheridan Redevelopment Agency
Tax Increment Refunding RB (South Santa Fe Drive) Series 2011A1 (LOC: JPMORGAN CHASE BANK NA)		0.74%		01/06/17	9,090,000	9,090,000
Univ of Colorado
Enterprise RB Series 2011A (ESCROW) (LIQ: CITIBANK NA)	a	0.76%		01/06/17	8,000,000	8,000,000
Enterprise RB Series 2013A (LIQ: ROYAL BANK OF CANADA)	a	0.75%		01/06/17	9,000,000	9,000,000
Enterprise RB Series 2014A (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	5,625,000	5,625,000
						132,530,000
Connecticut 0.4%
Connecticut
GO Bonds Series 2015F (LIQ: BARCLAYS BANK PLC)	a	0.77%		01/06/17	4,595,000	4,595,000
Special Obligation Bonds Series 2016A (LIQ: BARCLAYS BANK PLC)	a	0.77%		01/06/17	4,500,000	4,500,000
Connecticut Health & Educational Facilities Auth
RB (Trinity Health Credit Group) Series 2016CT (LIQ: TORONTO-DOMINION BANK/THE)	a	0.76%		01/06/17	3,750,000	3,750,000
						12,845,000
Delaware 0.2%
New Castle Cnty
Student Housing Refunding RB (Univ Courtyard Apt) Series 2005 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.77%		01/06/17	5,415,000	5,415,000
District of Columbia 1.5%
District of Columbia
GO Bonds Series 2008E (LIQ: BANK OF AMERICA NA)	a	0.76%		01/06/17	3,305,000	3,305,000
GO Bonds Series 2016D (LIQ: BARCLAYS BANK PLC)	a	0.75%		01/06/17	6,660,000	6,660,000
GO Bonds Series 2016D (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.79%		01/05/17	5,590,000	5,590,000
Income Tax Secured Refunding RB Series 2012B (LIQ: CITIBANK NA)	a	0.76%		01/06/17	6,200,000	6,200,000
RB (Catholic Univ of America) Series 2007 (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.76%		01/06/17	7,755,000	7,755,000
District of Columbia HFA
M/F Housing RB (The Yards) Series 2012 (LOC: FEDERAL HOME LOAN BANKS)		0.75%		01/06/17	4,250,000	4,250,000
District of Columbia Water & Sewer Auth
Public Utility RB Series 1998 (LIQ: CITIBANK NA)	a	0.76%		01/06/17	6,200,000	6,200,000
Public Utility Sub Lien RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	3,025,000	3,025,000
Public Utility Sub Lien Refunding RB Series 2008A (ESCROW) (LIQ: CITIBANK NA)	a	0.76%		01/06/17	9,360,000	9,360,000
						52,345,000
Florida 3.7%
Capital Trust Agency
Housing Refunding RB (Atlantic Housing Foundation Properties) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.75%		01/06/17	16,470,000	16,470,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Florida Housing Finance Corp
M/F Mortgage RB (Autumn Place Apts) Series 2008K1 (LOC: FEDERAL HOME LOAN BANKS)		0.75%		01/06/17	6,040,000	6,040,000
M/F Mortgage Refunding RB Bonds (Lighthouse Bay Apts) Series 2002N1 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.75%		01/06/17	7,850,000	7,850,000
Florida State Board of Education
Public Education Capital Outlay Bonds Series 2006B (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.76%		01/06/17	10,000,000	10,000,000
JEA
Electric System Sub RB Series 2013C (LIQ: CITIBANK NA)	a	0.76%		01/06/17	8,565,000	8,565,000
Orlando-Orange Cnty Expressway Auth
RB Series 2007A (ESCROW) (LIQ: CITIBANK NA)	a	0.77%		01/06/17	13,400,000	13,400,000
RB Series 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.76%		01/06/17	8,000,000	8,000,000
RB Series 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.78%		01/06/17	3,300,000	3,300,000
Palm Beach Cnty
RB (Children's Home Society of FL) Series 2008 (LOC: BANK OF AMERICA NA)		0.78%		01/06/17	2,940,000	2,940,000
RB (Palm Beach Cnty Hospice) Series 2001 (LOC: NORTHERN TRUST COMPANY (THE))		0.90%		01/06/17	8,000,000	8,000,000
Palm Beach Cnty Solid Waste Auth
RB Series 2009 (ESCROW) (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	4,550,000	4,550,000
Sarasota Cnty
RB (Planned Parenthood) Series 2007 (LOC: BMO HARRIS BANK NA)		0.90%		01/06/17	5,230,000	5,230,000
South Miami Health Facilities Auth
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: CITIBANK NA)	a	0.76%		01/06/17	7,500,000	7,500,000
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: CREDIT SUISSE AG)	a	0.75%		01/06/17	5,375,000	5,375,000
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: JPMORGAN CHASE BANK NA)	a	0.80%		01/06/17	5,185,000	5,185,000
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	4,000,000	4,000,000
Tallahassee
Energy System RB Series 2007 (LIQ: CITIBANK NA)	a	0.77%		01/06/17	9,705,000	9,705,000
						126,110,000
Georgia 2.9%
Atlanta
Water & Wastewater Refunding RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	13,870,000	13,870,000
Bartow Cnty Development Auth
Recovery Zone Facility RB (VMC Specialty Alloys) Series 2010 (LOC: COMERICA BANK)		0.79%		01/06/17	2,970,000	2,970,000
Fulton Cnty Development Auth
RB (Children's Healthcare of Atlanta) Series 2008 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.72%		01/06/17	19,000,000	19,000,000
Macon Water Auth
Water & Sewer RB Series 2012		0.78%		01/06/17	3,550,000	3,550,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Main St Natural Gas
RB Series 2010A1 (LOC: ROYAL BANK OF CANADA)		0.83%	01/05/17	04/03/17	46,850,000	46,850,000
RB Series 2010A2 (LOC: ROYAL BANK OF CANADA)		0.83%	01/05/17	04/03/17	14,340,000	14,340,000
						100,580,000
Hawaii 0.3%
Hawaii
GO Bonds Series 2008DK (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	3,995,000	3,995,000
GO Bonds Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.79%		01/05/17	3,505,000	3,505,000
GO Bonds Series 2016FG (LIQ: ROYAL BANK OF CANADA)	a	0.76%		01/06/17	3,900,000	3,900,000
						11,400,000
Illinois 6.0%
Bartlett Special Service Area #1
ULT GO Bonds Series 2004 (LOC: FIFTH THIRD BANK (OHIO))		0.95%		01/06/17	6,475,000	6,475,000
Bloomington
GO Bonds Series 2004 (LIQ: JPMORGAN CHASE BANK NA)		0.84%		01/06/17	8,100,000	8,100,000
Bloomington-Normal Airport Auth
GO Bonds Series 2012 (LOC: NORTHERN TRUST COMPANY (THE))		0.84%		01/06/17	8,275,000	8,275,000
Bolingbrook
Tax Increment Jr Lien RB Series 2005 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.90%		01/06/17	4,875,000	4,875,000
Chicago
Midway Airport 2nd Lien RB Series 2004D (LOC: BANK OF MONTREAL)		0.74%		01/06/17	2,400,000	2,400,000
Illinois Finance Auth
IDRB (Radiological Society of North America) Series 1997 (LOC: JPMORGAN CHASE BANK NA)		0.92%		01/06/17	185,000	185,000
RB (Advocate Health Care Network) Series 2008C2A (LIQ: WELLS FARGO BANK NA)		0.68%		01/06/17	5,670,000	5,670,000
RB (Advocate Health Care Network) Series 2015 (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	2,250,000	2,250,000
RB (BAPS, Inc.) Series 2002 (LOC: COMERICA BANK)		0.83%		01/06/17	2,620,000	2,620,000
RB (Chicago Zoological Society-Brookfield Zoo) Series 1995 (LOC: NORTHERN TRUST COMPANY (THE))		0.90%		01/06/17	4,365,000	4,365,000
RB (Kohl Children's Museum) Series 2004 (LOC: NORTHERN TRUST COMPANY (THE))		0.90%		01/06/17	1,475,000	1,475,000
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))		0.90%		01/06/17	3,500,000	3,500,000
RB (Northwestern Memorial Hospital) Series 2007A3 (LIQ: JPMORGAN CHASE BANK NA)		0.72%		01/06/17	12,545,000	12,545,000
RB (Perspectives Charter School) Series 2003 (LOC: BMO HARRIS BANK NA)		0.81%		01/06/17	3,900,000	3,900,000
RB (St Ignatius College Prep) Series 1994 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.90%		01/06/17	10,800,000	10,800,000
RB (Uhlich Children's Advantage Network) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)		0.73%		01/06/17	3,585,000	3,585,000
RB (Univ of Chicago Medical Center) Series 2011C (LIQ: JPMORGAN CHASE BANK NA)	a	0.78%		01/06/17	8,625,000	8,625,000
RB (Univ of Chicago) Series 2008B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	8,875,000	8,875,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Univ of Chicago) Series 2013A (LIQ: CREDIT SUISSE AG)	a	0.75%		01/06/17	940,000	940,000
RB (Univ of Chicago) Series 2015A (LIQ: BARCLAYS BANK PLC)	a	0.77%		01/06/17	12,400,000	12,400,000
Refunding RB (North Shore Univ Health) Series 2010 (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	2,000,000	2,000,000
Illinois Housing Development Auth
M/F Housing RB (Alden Gardens of Bloomingdale) Series 2008 (LOC: BMO HARRIS BANK NA)		0.73%		01/06/17	8,390,000	8,390,000
M/F Housing RB (Brookhaven Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.88%		01/06/17	8,605,000	8,605,000
Illinois Regional Transportation Auth
GO Bonds Series 1994D (LIQ: SOCIETE GENERALE SA)	a	0.75%		01/06/17	2,585,000	2,585,000
GO Bonds Series 2000A (LIQ: BANK OF AMERICA NA)	a	0.82%		01/06/17	6,665,000	6,665,000
GO Bonds Series 2003A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.81%		01/06/17	8,000,000	8,000,000
GO Refunding Bonds Series 1999 (LIQ: CITIBANK NA)	a	0.77%		01/06/17	9,900,000	9,900,000
Illinois Toll Highway Auth
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	1,215,000	1,215,000
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.78%		01/06/17	6,185,000	6,185,000
Sr RB Series 2014B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.76%		01/06/17	8,000,000	8,000,000
Sr RB Series 2014D (LIQ: ROYAL BANK OF CANADA)	a	0.77%		01/06/17	4,165,000	4,165,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.76%		01/06/17	10,000,000	10,000,000
Sr RB Series 2015B (LIQ: CITIBANK NA)	a	0.76%		01/06/17	2,280,000	2,280,000
Sr RB Series 2015B (LIQ: ROYAL BANK OF CANADA)	a	0.77%		01/06/17	3,100,000	3,100,000
Metropolitan Water Reclamation District of Greater Chicago
GO ULT Bonds Series 2016C (LIQ: BARCLAYS BANK PLC)	a	0.82%		01/06/17	3,045,000	3,045,000
LT GO Bonds Series 2014A&C (LIQ: MORGAN STANLEY BANK NA)	a	0.85%		01/06/17	5,000,000	5,000,000
ULT GO Series 2014A&B (LIQ: TORONTO-DOMINION BANK/THE)	a	0.79%		01/06/17	4,660,000	4,660,000
						205,655,000
Indiana 1.5%
Dearborn Cnty
Economic Development RB (Dearborn Cnty Hospital) Series 2006 (LOC: FIFTH THIRD BANK (OHIO))		0.85%		01/06/17	1,960,000	1,960,000
Indiana Finance Auth
Economic Development RB (AC Grain) Series 2012 (LOC: COBANK ACB)		0.77%		01/06/17	28,500,000	28,500,000
Refunding & RB (Trinity Health) Series 2009A & 2010B (LIQ: JPMORGAN CHASE BANK NA)	a	0.78%		01/06/17	7,055,000	7,055,000
Refunding & RB (Trinity Health) Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	7,500,000	7,500,000
Indiana Health & Educational Facility Financing Auth
Health System Refunding RB (Sisters of St. Francis Health Services) Series 2006E (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.87%		01/06/17	4,925,000	4,925,000
						49,940,000
Iowa 1.7%
Iowa
Special Obligation Bonds (IJOBS) Series 2009A (ESCROW) (LIQ: BARCLAYS BANK PLC)	a	0.80%		01/06/17	3,000,000	3,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Iowa Finance Auth
Midwestern Disaster Area RB (Cargill) Series 2009B		0.77%		01/06/17	15,259,000	15,259,000
Midwestern Disaster Area RB (Cargill) Series 2011A		0.77%		01/06/17	3,000,000	3,000,000
Midwestern Disaster Area RB (Cargill) Series 2012A		0.77%		01/06/17	16,900,000	16,900,000
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: COBANK ACB)		0.78%		01/06/17	10,000,000	10,000,000
Midwestern Disaster Area RB (Geneseo Communications) Series 2012 (LOC: US BANK NATIONAL ASSOCIATION)		0.74%		01/06/17	11,650,000	11,650,000
						59,809,000
Kansas 1.1%
Burlington
Environmental Improvement Refunding RB (Kansas City Power & Light Co) Series 2007A (LOC: MIZUHO BANK LTD)		0.77%		01/06/17	13,500,000	13,500,000
Kansas Department of Transportation
Highway RB Series 2015B (LIQ: CITIBANK NA)	a	0.76%		01/06/17	4,800,000	4,800,000
Kansas Development Finance Auth
Hospital RB (Adventist Health/Sunbelt) Series 2009C (LIQ: ROYAL BANK OF CANADA)	a	0.75%		01/06/17	9,000,000	9,000,000
Hospital Refunding RB (Adventist Health/Sunbelt) Series 2012A (LIQ: BARCLAYS BANK PLC)	a	0.82%		01/06/17	9,065,000	9,065,000
						36,365,000
Louisiana 1.2%
Ascension Parish IDB
RB (BASF SE) Series 2009	d	0.79%		01/06/17	15,000,000	15,000,000
Louisiana
GO Bonds Series 2012A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.76%		01/06/17	9,000,000	9,000,000
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Louise S. McGehee School) Series 2010 (LOC: FEDERAL HOME LOAN BANKS)		0.79%		01/06/17	5,180,000	5,180,000
Shreveport Home Mortgage Auth
M/F Housing Refunding RB (Summer Pointe) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.74%		01/06/17	3,440,000	3,440,000
St Tammany Parish Development District
RB (BCS Development) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)		0.79%		01/06/17	3,170,000	3,170,000
RB (Main St Holdings) Series 2006A (LOC: FEDERAL HOME LOAN BANKS)		0.79%		01/06/17	4,870,000	4,870,000
						40,660,000
Maryland 0.3%
Howard Cnty
Recovery Zone Facility RB (Meadowridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.77%		01/06/17	7,800,000	7,800,000
Maryland Health & Higher Educational Facilities Auth
Pooled Program RB Series 1994D (LOC: BANK OF AMERICA NA)		0.75%		01/06/17	3,635,000	3,635,000
						11,435,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Massachusetts 2.1%
Massachusetts
GO Bonds Series 2007A (LIQ: SOCIETE GENERALE SA)	a	0.73%		01/06/17	3,845,000	3,845,000
GO Bonds Series 2007C (ESCROW) (LIQ: SOCIETE GENERALE SA)	a	0.73%		01/06/17	10,000,000	10,000,000
GO Bonds Series 2016I (LIQ: TORONTO-DOMINION BANK/THE)	a	0.76%		01/06/17	3,335,000	3,335,000
GO Refunding Bonds Series 2004A (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	2,000,000	2,000,000
GO Refunding Bonds Series 2015B (LOC: JPMORGAN CHASE BANK NA)	a	0.77%		01/03/17	3,370,000	3,370,000
GO Refunding Bonds Series 2015C (LOC: JPMORGAN CHASE BANK NA)	a	0.77%		01/03/17	7,590,000	7,590,000
Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2006A (LIQ: BANK OF AMERICA NA)	a	0.93%		01/06/17	5,000,000	5,000,000
Transportation System Bonds Series 2000A1 (LIQ: BARCLAYS BANK PLC)		0.70%		01/06/17	13,495,000	13,495,000
Massachusetts Development Finance Agency
RB (Partners HealthCare) Series 2016Q (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	875,000	875,000
Massachusetts School Building Auth
Sr Dedicated Sales Tax Refunding Bonds Series 2015C (LIQ: CITIBANK NA)	a	0.76%		01/06/17	2,300,000	2,300,000
Sr Dedicated Sales Tax Refunding RB Series 2016C (LIQ: BARCLAYS BANK PLC)	a	0.76%		01/06/17	5,410,000	5,410,000
Sr Tax Refunding Bonds Series 2015C (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	2,240,000	2,240,000
Massachusetts Water Resources Auth
Sub Refunding RB Series 2002C (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.75%		01/03/17	1,600,000	1,600,000
Univ of Massachusetts Building Auth
Project & Refunding RB Sr Series 2013-3 (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	4,050,000	4,050,000
RB Sr Series 2013-1 (LIQ: CITIBANK NA)	a	0.76%		01/06/17	5,840,000	5,840,000
RB Sr Series 2014-1 (LIQ: MORGAN STANLEY BANK NA)	a	0.85%		01/06/17	1,300,000	1,300,000
						72,250,000
Michigan 2.0%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI3 (LOC: ROYAL BANK OF CANADA)	a	0.75%		01/06/17	28,495,000	28,495,000
Hospital Refunding RB (Trinity Health) Series 2016MI (LIQ: CITIBANK NA)	a	0.76%		01/06/17	4,210,000	4,210,000
Hospital Refunding RB (Trinity Health) Series 2016MI (LIQ: ROYAL BANK OF CANADA)	a	0.75%		01/06/17	1,665,000	1,665,000
Michigan Hospital Finance Auth
Refunding & RB (Ascension Health) Series 2010F6 (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	4,450,000	4,450,000
Michigan State Univ
General RB Series 2013A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.75%		01/06/17	5,000,000	5,000,000
Michigan Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.78%		01/06/17	14,200,000	14,200,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
University of Michigan
General RB Series 2015 (LIQ: CITIBANK NA)	a	0.76%		01/06/17	2,700,000	2,700,000
General RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	6,185,000	6,185,000
						66,905,000
Minnesota 0.3%
Bloomington
M/F Housing Refunding RB (Bristol Village Apts) Series 2002A1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.81%		01/06/17	3,745,000	3,745,000
Crystal
M/F Refunding RB (Calibre Chase) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.80%		01/06/17	1,910,000	1,910,000
East Grand Forks
Solid Waste Disposal Refunding RB (American Crystal Sugar) Series 2009 (LOC: COBANK ACB)		0.74%		01/06/17	4,165,000	4,165,000
						9,820,000
Mississippi 1.4%
Mississippi Business Finance Corp
Gulf Opportunity Zone IDRB (Chevron U.S.A.) Series 2010H		0.74%		01/03/17	27,120,000	27,120,000
IDRB (Chevron) Series 2007B		0.74%		01/03/17	2,680,000	2,680,000
IDRB (Chevron) Series 2007E		0.74%		01/03/17	9,460,000	9,460,000
Mississippi Development Bank
Special Obligation Bonds Series (Marshall Cnty IDA) 2012 (LIQ: CREDIT SUISSE AG)	a	0.75%		01/06/17	10,000,000	10,000,000
						49,260,000
Missouri 1.7%
Kansas City IDA
M/F Housing Refunding RB (Ethan Apts) Series 2004 (LOC: US BANK NATIONAL ASSOCIATION)		0.75%		01/06/17	10,060,000	10,060,000
Metropolitan St Louis Sewer District
Wastewater System Refunding RB Series 2015B (LIQ: CITIBANK NA)	a	0.76%		01/06/17	2,670,000	2,670,000
Wastewater System Refunding RB Series 2015B (LIQ: ROYAL BANK OF CANADA)	a	0.75%		01/06/17	1,665,000	1,665,000
Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health) Series 2013B (LIQ: ROYAL BANK OF CANADA)	a	0.75%		01/06/17	28,995,000	28,995,000
Health Facilities RB (BJC Health) Series 2013C (LIQ: ROYAL BANK OF CANADA)	a	0.75%		01/06/17	2,250,000	2,250,000
North Kansas City SD
GO Bonds Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.79%		01/05/17	10,000,000	10,000,000
St Charles Cnty IDA
IDRB (Patriot Machine) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)		0.80%		01/06/17	3,365,000	3,365,000
						59,005,000
Nebraska 1.1%
Custer Cnty
Midwestern Disaster RB (The Andersons) Series 2011 (LOC: US BANK NATIONAL ASSOCIATION)		0.78%		01/06/17	21,000,000	21,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Douglas Cnty SD No 1
GO Bonds Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	0.92%	01/05/17	03/30/17	7,600,000	7,600,000
Washington Cnty
IDRB (Cargill) Series 2010		0.77%		01/06/17	8,480,000	8,480,000
						37,080,000
Nevada 0.3%
Las Vegas Valley Water District
LT GO CP Series 2004A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.76%		01/06/17	2,165,000	2,165,000
LT GO Refunding Bonds Series 2015 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.76%		01/06/17	7,440,000	7,440,000
						9,605,000
New Jersey 0.8%
New Jersey Economic Development Auth
GO Lease RB (Rutgers Univ) Series 2013 (LIQ: CREDIT SUISSE AG)	a	0.75%		01/06/17	3,500,000	3,500,000
Transportation System Bonds Series 2005B & 2006A & School Facilities Construction Refunding Bonds Series 2005K (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.76%		01/06/17	14,055,000	14,055,000
New Jersey Transportation Trust Fund Auth
Transportation System RB Series 2006A & 2009A (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.76%		01/06/17	10,000,000	10,000,000
						27,555,000
New York 10.6%
Columbia Waterworks & Sewer system
Waterworks & Sewer Refunding RB Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.79%		01/05/17	5,620,000	5,620,000
Metropolitan Transportation Auth
Transportation RB Series 2005E (LOC: BANK OF AMERICA NA)		0.74%		01/03/17	1,630,000	1,630,000
New York City
GO Bonds Fiscal 2005 Series C3 (LIQ: BANK OF AMERICA NA)	a	0.78%		01/06/17	4,000,000	4,000,000
GO Bonds Fiscal 2008 Series JJ3 (LIQ: BARCLAYS BANK PLC)		0.75%		01/03/17	2,600,000	2,600,000
GO Bonds Fiscal 2009 Series I1 (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	8,250,000	8,250,000
GO Bonds Fiscal 2013 Series A3 (LOC: MIZUHO BANK LTD)		0.76%		01/03/17	1,550,000	1,550,000
GO Bonds Fiscal 2017 Series A7 (LOC: BANK OF THE WEST)		0.76%		01/03/17	16,205,000	16,205,000
New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	2,000,000	2,000,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S2 (LIQ: CITIBANK NA)	a	0.76%		01/06/17	12,300,000	12,300,000
Building Aid RB Fiscal 2008 Series S1 (LIQ: CITIBANK NA)	a	0.76%		01/06/17	4,000,000	4,000,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.76%		01/06/17	2,000,000	2,000,000
Future Tax Secured Bonds Fiscal 2001Series C (LIQ: PNC BANK NATIONAL ASSOCIATION)		0.77%		01/03/17	2,450,000	2,450,000
Future Tax Secured Sr Refunding Bonds Fiscal 2003 Series A-2 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.75%		01/03/17	15,500,000	15,500,000
Future Tax Secured Sub Bonds Fiscal 2016 Series E1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	2,000,000	2,000,000
Future Tax Secured Sub Bonds Fiscal 2016 Series F (LIQ: CITIBANK NA)	a	0.76%		01/06/17	8,000,000	8,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Future Tax Secured Sub Bonds Fiscal 2017 Series B (LIQ: JPMORGAN CHASE BANK NA)	a	0.77%		01/06/17	1,250,000	1,250,000
Future Tax Secured Sub RB Fiscal 2015 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	4,000,000	4,000,000
Future Tax Secured Sub RB Fiscal 2015 Series B1 (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	9,920,000	9,920,000
New York Liberty Development Corp
Liberty RB Series 1WTC-2011 (LIQ: JPMORGAN CHASE BANK NA)	a	0.77%		01/06/17	24,185,000	24,185,000
New York State Dormitory Auth
State Personal Income Tax RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	6,000,000	6,000,000
State Personal Income Tax RB Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	2,110,000	2,110,000
State Personal Income Tax RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	4,000,000	4,000,000
State Personal Income Tax RB Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	3,750,000	3,750,000
State Personal Income Tax RB Series 2015E (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	750,000	750,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	a	0.74%		01/06/17	9,000,000	9,000,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2012D (LIQ: BARCLAYS BANK PLC)	a	0.77%		01/06/17	4,000,000	4,000,000
State Clean Water & Drinking Water Revolving Funds RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	600,000	600,000
State Clean Water & Drinking Water Revolving Funds Sub RB Series 2008B (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	2,895,000	2,895,000
New York State HFA
Housing RB (855 6th Avenue) Series 2013A (LOC: WELLS FARGO BANK NA)		0.75%		01/06/17	10,000,000	10,000,000
New York State Power Auth
RB Series 2007A (LIQ: CITIBANK NA)	a	0.76%		01/06/17	6,835,000	6,835,000
New York State Thruway Auth
State Personal Income Tax RB Series 2012A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.76%		01/06/17	7,000,000	7,000,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	5,000	5,000
State Personal Income Tax RB Series 2013A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	4,465,000	4,465,000
State Personal Income Tax RB Series 2014A (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	9,000,000	9,000,000
Nuveen New York AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	a	0.81%		01/06/17	19,000,000	19,000,000
Variable Rate Demand Preferred Shares Series 3 (LOC: CITIBANK NA)	a	0.81%		01/06/17	43,300,000	43,300,000
NYC Muni Water Finance Auth
Water & Sewer RB Fiscal 2001 Series F (LIQ: MIZUHO BANK LTD)		0.76%		01/03/17	3,700,000	3,700,000
Water & Sewer System 2nd General Resolution RB Fiscal 2009 Series GG-2 (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	500,000	500,000
Water & Sewer System 2nd Resolution RB Fiscal 2007 Series CC2 (LIQ: BANK OF MONTREAL)		0.74%		01/03/17	8,640,000	8,640,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water & Sewer System 2nd Resolution RB Fiscal 2010 Series CC (LIQ: BARCLAYS BANK PLC)		0.75%		01/06/17	5,995,000	5,995,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series BB (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	3,750,000	3,750,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series CC (LIQ: BARCLAYS BANK PLC)	a	0.77%		01/06/17	1,240,000	1,240,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series BB1-A (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.74%		01/03/17	18,025,000	18,025,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series BB1-B (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.74%		01/03/17	15,415,000	15,415,000
Water & Sewer System RB Fiscal 2016 Series AA2 (LIQ: PNC BANK NATIONAL ASSOCIATION)		0.77%		01/03/17	1,615,000	1,615,000
Water & Sewer System RB Fiscal 2008 Series DD (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	7,850,000	7,850,000
Water & Sewer System RB Fiscal 2012 Series AA (LIQ: CITIBANK NA)	a	0.76%		01/06/17	7,000,000	7,000,000
Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.82%		01/06/17	4,925,000	4,925,000
Sales Tax Asset Receivable Corp
Sales Tax Asset RB Fiscal Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	4,500,000	4,500,000
Triborough Bridge & Tunnel Auth
General RB Series 2016A (LIQ: ROYAL BANK OF CANADA)	a	0.75%		01/06/17	1,000,000	1,000,000
General Refunding RB Series 2002F (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.78%		01/03/17	12,000,000	12,000,000
Utility Debt Securitization Auth
Restructuring Bonds Series 2015 (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	3,335,000	3,335,000
Restructuring Bonds Series 2015 (LIQ: ROYAL BANK OF CANADA)	a	0.75%		01/06/17	3,000,000	3,000,000
						362,660,000
North Carolina 0.8%
North Carolina
Limited Obligation Refunding Bonds Series 2014C (LIQ: CITIBANK NA)	a	0.76%		01/06/17	1,800,000	1,800,000
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	5,585,500	5,585,500
North Carolina Medical Care Commission
Health Care Facilities RB (Deerfield Episcopal Retirement Community) Series 2008B (LOC: BRANCH BANKING AND TRUST COMPANY)		0.77%		01/06/17	9,000,000	9,000,000
Hospital Refunding RB (Wayne Memorial Hospital) Series 2009 (LOC: BRANCH BANKING AND TRUST COMPANY)		0.78%		01/06/17	1,800,000	1,800,000
Raleigh
Combined Enterprise System Refunding RB 2016A&B (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.79%		01/05/17	8,240,000	8,240,000
						26,425,500
North Dakota 0.8%
Fargo
GO Refunding Bonds Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.79%		01/05/17	12,260,000	12,260,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010B (LOC: COBANK ACB)		0.74%		01/06/17	7,000,000	7,000,000
RB (Minn-Dak Farmers Coop) Series 2010C (LOC: COBANK ACB)		0.74%		01/06/17	8,140,000	8,140,000
						27,400,000
Ohio 0.9%
Cleveland County Industrial Facilities & Pollution Control Fin Auth
Recreational Facilities RB (Cleveland County Family YMCA) Series 2007 (LOC: BRANCH BANKING AND TRUST COMPANY)		0.77%		01/06/17	8,860,000	8,860,000
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.76%		01/06/17	2,000,000	2,000,000
RB (Presbyterian Retirement Services) Series 2005B (LOC: COMERICA BANK)		0.77%		01/06/17	4,350,000	4,350,000
Northeast Ohio Regional Sewer District
Wastewater RB Series 2013 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.75%		01/06/17	4,375,000	4,375,000
Ohio
Capital Facilities Lease Appropriation Bonds Series 2016B		0.71%		01/06/17	3,650,000	3,650,000
Hospital RB (Cleveland Clinic) Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	1,000,000	1,000,000
Ohio Higher Educational Facility Commission
RB (Case Western Reserve Univ) Series 2006 (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.76%		01/06/17	5,000,000	5,000,000
						29,235,000
Oregon 0.4%
Oregon
Business Development RB (Sage Hollow Ranch) Series 223 (LOC: COBANK ACB)		0.79%		01/06/17	3,000,000	3,000,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG UNION BANK NA)		0.77%		01/06/17	5,420,000	5,420,000
Portland
Water System 1st Lien Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	a,b	1.02%	01/05/17	06/08/17	3,500,000	3,500,000
Portland CCD
GO Bonds Series 2013 (LIQ: CREDIT SUISSE AG)	a	0.75%		01/06/17	3,000,000	3,000,000
						14,920,000
Other Investment 0.6%
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 4 (LOC: BARCLAYS BANK PLC)	a	0.84%		01/06/17	21,900,000	21,900,000
Pennsylvania 1.9%
Adams Cnty IDA
RB (Gettysburg Fdn) Series 2006A (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.77%		01/06/17	10,845,000	10,845,000
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010F (LIQ: JPMORGAN CHASE BANK NA)	a	0.77%		01/03/17	13,375,000	13,375,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Chambersburg Municipal Auth
RB (Wilson College) Series 2007 (LOC: BANK OF AMERICA NA)		0.74%		01/06/17	3,200,000	3,200,000
Erie Cnty Hospital Auth
RB (St. Vincent Health Center) Series 2010B (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.77%		01/06/17	5,000,000	5,000,000
Lancaster Cnty Hospital Auth
Sr Living Facility RB (Quarryville Presbyterian Retirement Community) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.77%		01/06/17	4,445,000	4,445,000
Pennsylvania
GO Bonds First Series 2014 (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	800,000	800,000
South Central General Auth
RB (Lutheran Social Services of South Central Pennsylvania) Series 2006 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.80%		01/06/17	2,130,000	2,130,000
Southcentral General Auth, PA
RB (Hanover Lutheran Retirement Village) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.77%		01/06/17	8,510,000	8,510,000
RB (Homewood at Hanover) Series 2003 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.77%		01/06/17	4,105,000	4,105,000
Univ of Pittsburgh
Capital Project Series 2005A (LIQ: BARCLAYS BANK PLC)	a	0.77%		01/06/17	6,665,000	6,665,000
Univ Capital Project Bonds Series 2009B (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	4,430,000	4,430,000
						63,505,000
South Carolina 0.2%
Charleston Educational Excellence Financing Corp
Installment Purchase Refunding RB Series 2013B (LIQ: CREDIT SUISSE AG)	a	0.75%		01/06/17	975,000	975,000
Charleston Waterworks & Sewer
RB Series 2015 (LIQ: CITIBANK NA)	a	0.76%		01/06/17	3,000,000	3,000,000
South Carolina Jobs Economic Development Auth
Economic Development RB (Pinewood Prep) Series 2008 (LOC: BRANCH BANKING AND TRUST COMPANY)		0.82%		01/06/17	4,255,000	4,255,000
						8,230,000
Tennessee 1.1%
Clarksville Public Building Auth
Pooled Financing RB Series 1995 (LOC: BANK OF AMERICA NA)		0.79%		01/06/17	1,840,000	1,840,000
Memphis & Shelby Cnty Sports Auth
Refunding RB (Memphis Arena) Series 2007C&D (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.76%		01/06/17	12,795,000	12,795,000
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: BANK OF AMERICA NA)	a	0.79%		01/06/17	1,045,000	1,045,000
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: BANK OF AMERICA NA)		0.79%		01/06/17	1,215,000	1,215,000
Rutherford Cnty
RB (Ascension Health) Series 2010C (LIQ: BARCLAYS BANK PLC)	a	0.77%		01/06/17	2,000,000	2,000,000
Sevier Cnty Public Building Auth
Public Improvement Bonds Series VD1 (LOC: BANK OF AMERICA NA)		0.74%		01/06/17	9,500,000	9,500,000
Public Improvement Bonds Series VIIB1 (LOC: BANK OF AMERICA NA)		0.78%		01/06/17	6,855,000	6,855,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Shelby Cnty Health, Educational & Housing Facilities Board
RB (Methodist Healthcare) Series 2004B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.78%		01/06/17	3,895,000	3,895,000
						39,145,000
Texas 9.8%
Brazos Harbor IDC
Refunding RB (BASF Corp) Series 2001		0.79%		01/06/17	12,000,000	12,000,000
Conroe ISD
ULT GO & Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.79%		01/05/17	8,000,000	8,000,000
Cypress-Fairbanks ISD
ULT GO & Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.79%		01/05/17	11,040,000	11,040,000
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2007 (LIQ: CREDIT SUISSE AG)	a	0.75%		01/06/17	2,500,000	2,500,000
Dallas Waterworks & Sewer System
Refunding RB Series 2016A (LIQ: CITIBANK NA)	a	0.76%		01/06/17	2,000,000	2,000,000
Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	5,000,000	5,000,000
Sub Tier Toll RB Series 2013B (LIQ: ROYAL BANK OF CANADA)	a	0.77%		01/06/17	5,270,000	5,270,000
Sub Tier Toll RB Series 2013B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.76%		01/06/17	12,000,000	12,000,000
Harris Cnty
Toll Road Sr Lien RB Series 2009A (LIQ: BANK OF AMERICA NA)	a	0.78%		01/06/17	9,190,000	9,190,000
Toll Road Sr Lien RB Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	6,845,000	6,845,000
Harris Cnty Metropolitan Transit Auth
Sales & Use Tax RB Series 2011A (LIQ: ROYAL BANK OF CANADA)	a	0.75%		01/06/17	9,500,000	9,500,000
Houston
GO Refunding Bonds Series 2013A (LIQ: JPMORGAN CHASE & CO)	a	0.79%		01/06/17	6,280,000	6,280,000
Mesquite ISD
ULT GO Bonds Series 2000 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)		0.76%		01/06/17	2,880,000	2,880,000
North Central Texas Health Facilities Development Corp
Hospital RB (Children's Medical Center of Dallas) Series 2009 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.76%		01/06/17	10,000,000	10,000,000
North East ISD
ULT GO Bonds Series 2007A (LOC: US BANK NATIONAL ASSOCIATION)	a	0.86%		01/06/17	5,000,000	5,000,000
North Texas Municipal Water District
Water System Refunding RB Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.79%		01/05/17	7,000,000	7,000,000
Port Arthur Navigation District IDC
Exempt Facilities RB (Total USA) Series 2012A		0.78%		01/06/17	20,000,000	20,000,000
Exempt Facilities RB (Total USA) Series 2012B		0.78%		01/06/17	10,000,000	10,000,000
RB (Total USA) Series 2011		0.78%		01/06/17	30,000,000	30,000,000
RB (Total USA) Series 2012		0.78%		01/06/17	5,400,000	5,400,000
Port of Port Arthur Navigation District
Exempt Facilities RB (Total Petrochemicals USA) Series 2010		0.78%		01/06/17	8,100,000	8,100,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
San Antonio
Electric & Gas Systems RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	5,000,000	5,000,000
Electric & Gas Systems Refunding RB Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	13,035,000	13,035,000
San Antonio Public Facilities Corp
Improvement and Refunding Lease RB Series 2012 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,d	0.75%		01/06/17	3,965,000	3,965,000
Improvement and Refunding Lease RB Series 2012 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.75%		01/06/17	10,005,000	10,005,000
San Antonio Water System
Water System Jr Lien Refunding & RB Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.79%		01/05/17	2,175,000	2,175,000
Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2007B (LIQ: BANK OF AMERICA NA)	a	0.84%		01/06/17	5,625,000	5,625,000
RB (Texas Health Resources) Series 2008B		0.75%		01/06/17	34,000,000	34,000,000
Refunding RB (Texas Health Resources) Series 2007A (LIQ: BANK OF AMERICA NA)	a	0.76%		01/06/17	11,585,000	11,585,000
Texas
GO Bonds Series 2016 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	d	0.76%		01/06/17	35,000,000	35,000,000
Texas A&M Univ
Financing System RB Series 2010B (LIQ: BARCLAYS BANK PLC)	a	0.77%		01/06/17	1,500,000	1,500,000
Texas Dept of Housing & Community Affairs
M/F Housing RB (Costa Ibiza Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.75%		01/06/17	4,920,000	4,920,000
Texas Transportation Commission
GO Bonds Series 2007 (ESCROW) (LIQ: SOCIETE GENERALE SA)	a	0.73%		01/06/17	10,000,000	10,000,000
GO Bonds Series 2016 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.76%		01/06/17	2,635,000	2,635,000
Univ of Texas
Revenue Financing System Bonds Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	3,050,000	3,050,000
Revenue Financing System Bonds Series 2016F (LIQ: TORONTO-DOMINION BANK/THE)	a	0.77%		01/06/17	5,625,000	5,625,000
						336,125,000
Utah 1.1%
Riverton
Hospital Refunding RB (IHC Health Services) Series 2012A (LOC: WELLS FARGO BANK NA)	a	0.77%		01/06/17	10,000,000	10,000,000
Utah Housing Corp
M/F Housing RB (Timbergate Apts) Series 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.77%		01/06/17	15,625,000	15,625,000
Utah Transit Auth
Sales Tax RB Series 2008A (ESCROW) (LIQ: CITIBANK NA)	a	0.76%		01/06/17	7,230,000	7,230,000
Sales Tax Refunding RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	3,370,000	3,370,000
						36,225,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Virginia 0.2%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012D (LIQ: CREDIT SUISSE AG)	a	0.75%		01/06/17	3,900,000	3,900,000
Hospital Refunding RB (Inova Health) Series 1993A (LIQ: CREDIT SUISSE AG)	a	0.75%		01/06/17	3,330,000	3,330,000
						7,230,000
Washington 2.0%
Central Puget Sound Regional Transit Auth
2016S-1 (LIQ: CITIBANK NA)	a	0.75%		01/06/17	2,665,000	2,665,000
Sales Tax & Refunding RB Series 2015S1 (LIQ: CITIBANK NA)	a	0.76%		01/06/17	2,885,000	2,885,000
King Cnty
Sewer RB Series 2009 (LIQ: BARCLAYS BANK PLC)	a	0.77%		01/06/17	2,500,000	2,500,000
King Cnty Sewer System
LT GO Bonds Series 2009 (ESCROW) (LIQ: BARCLAYS BANK PLC)	a	0.77%		01/06/17	2,500,000	2,500,000
Pierce Cnty Economic Development Corp
IDRB (Frederico Enterprises I) Series 2010 (LOC: HSBC BANK USA NA)		0.77%		01/06/17	3,640,000	3,640,000
Snohomish Cnty Public Utility District No.1
Generation System RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	6,670,000	6,670,000
Tacoma SD #10
ULT & GO Refunding Bonds Series 2015 (GTY: STATE OF WASHINGTON) (LIQ: CITIBANK NA)	a	0.76%		01/06/17	2,650,000	2,650,000
Washington
GO Bonds Series 2003C (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	175,000	175,000
GO Bonds Series 2015B (LIQ: ROYAL BANK OF CANADA)	a	0.75%		01/06/17	3,750,000	3,750,000
GO Bonds Series 2016A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	5,500,000	5,500,000
GO Refunding Bonds Series R2010B (LIQ: BANK OF AMERICA NA)	a	0.83%		01/06/17	7,000,000	7,000,000
Refunding GO Bonds Series R-2011B (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	1,500,000	1,500,000
Washington Health Care Facilities Auth
RB (MultiCare Health System) Series 2007C (LOC: BARCLAYS BANK PLC)		0.69%		01/06/17	8,300,000	8,300,000
RB (Multicare Health System) Series 2009A (LIQ: ROYAL BANK OF CANADA)	a	0.75%		01/06/17	5,000,000	5,000,000
RB (Providence Health & Services) Series 2014C&2014D (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	3,435,000	3,435,000
RB (Providence Health & Services) Series 2014D (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	1,000,000	1,000,000
RB (Providence Heath & Services) Series 2014C (LIQ: BANK OF AMERICA NA)	a	0.76%		01/06/17	8,665,000	8,665,000
						67,835,000
West Virginia 1.7%
Cabell Cnty
Univ Facilities RB (Provident Group) Series 2010A (LOC: BANK OF AMERICA NA)		0.73%		01/06/17	17,210,000	17,210,000
Jackson County Commission
IDRB (Amstrong World Industries) Series 2010 (LOC: BANK OF NOVA SCOTIA)	d	0.75%		01/06/17	35,000,000	35,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
West Virginia HFA
RB (Pallottine Health) Series 2006 (LOC: FIFTH THIRD BANK (OHIO))		0.81%		01/06/17	6,660,000	6,660,000
						58,870,000
Wisconsin 1.1%
Wisconsin
Appropriation Bonds Series 2009A (LIQ: BARCLAYS BANK PLC)	a	0.77%		01/06/17	12,500,000	12,500,000
Wisconsin Health & Educational Facilities Auth
RB (Ascension Health) Series 2012D (LIQ: CITIBANK NA)	a	0.76%		01/06/17	3,000,000	3,000,000
RB (Children's Hospital of WI) Series 2008B (LIQ: BARCLAYS BANK PLC)	a	0.77%		01/06/17	2,940,000	2,940,000
RB (Froedtert & Community Health) Series 2009C (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	4,565,000	4,565,000
RB (Froedtert & Community Health) Series 2009C (LIQ: ROYAL BANK OF CANADA)	a	0.77%		01/06/17	5,000,000	5,000,000
RB (Froedtert Health) Series 2012A (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	6,665,000	6,665,000
RB (Univ of Wisconsin Medical Fdn) Series 2000 (LOC: JPMORGAN CHASE BANK NA)		0.76%		01/06/17	2,000,000	2,000,000
						36,670,000
Total Variable-Rate Municipal Securities
(Cost $2,673,844,500)						2,673,844,500

End of Investments.

At 12/31/16, the tax basis cost of the fund's investments was $3,487,688,548.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,361,915,500 or 39.8% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $11,100,000 or 0.3% of net assets.
c	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
d	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

At December 31, 2016, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2016. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Statement of Assets and Liabilities

As of December 31, 2016
Assets
Investments, at cost and value (Note 2a)		$3,487,688,548
Cash		2,039,315
Receivables:
Investments sold		12,135,243
Interest		5,034,221
Fund shares sold		3,508,793
Prepaid expenses	+	59,201
Total assets		3,510,465,321
Liabilities
Payables:
Investments bought		81,014,045
Investments bought — Delayed delivery		3,307,557
Investment adviser and administrator fees		929,957
Shareholder service fees		206,819
Fund shares redeemed		750,027
Distributions to shareholders		34,409
Accrued expenses	+	163,110
Total liabilities		86,405,924
Net Assets
Total assets		3,510,465,321
Total liabilities	–	86,405,924
Net assets		$3,424,059,397
Net Assets by Source
Capital received from investors		3,424,403,890
Net realized capital losses		(344,493)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$2,904,725,079		2,903,517,770		$1.00
Value Advantage Shares	$519,334,318		519,141,198		$1.00

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Statement of Operations

For the period January 1, 2016 through December 31, 2016
Investment Income
Interest		$16,155,619
Expenses
Investment adviser and administrator fees		11,954,817
Shareholder service fees:
Sweep Shares		11,379,498
Value Advantage Shares		859,854
Portfolio accounting fees		177,093
Registration fees		137,555
Custodian fees		100,326
Independent trustees' fees		45,066
Professional fees		40,447
Shareholder reports		38,926
Transfer agent fees		34,833
Interest expense		1,483
Other expenses	+	57,094
Total expenses		24,826,992
Expense reduction by CSIM and its affiliates	–	10,515,007
Net expenses	–	14,311,985
Net investment income		1,843,634
Realized Gains (Losses)
Net realized losses on investments		(344,493)
Increase in net assets resulting from operations		$1,499,141

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/16-12/31/16		1/1/15-12/31/15
Net investment income		$1,843,634	$387,690
Net realized gains (losses)	+	(344,493)	906,912
Increase in net assets from operations		1,499,141	1,294,602
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(1,334,936)	(344,363)
Value Advantage Shares	+	(508,698)	(43,327)
Total distributions from net investment income		(1,843,634)	(387,690)
Distributions from net realized gains
Sweep Shares		—	(379,002)
Value Advantage Shares	+	—	(40,954)
Total distributions from net realized gains		—	(419,956)
Total distributions		(1,843,634)	(807,646)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		8,355,433,228	10,896,698,617
Value Advantage Shares	+	379,728,018	130,225,185
Total shares sold		8,735,161,246	11,026,923,802
Shares Reinvested
Sweep Shares		1,306,631	712,907
Value Advantage Shares	+	405,483	71,415
Total shares reinvested		1,712,114	784,322
Shares Redeemed
Sweep Shares		(9,182,507,402)	(10,856,908,684)
Value Advantage Shares	+	(263,906,141)	(194,898,737)
Total shares redeemed		(9,446,413,543)	(11,051,807,421)
Net transactions in fund shares		(709,540,183)	(24,099,297)
Net Assets
Beginning of period		4,133,944,073	4,157,556,414
Total decrease	+	(709,884,676)	(23,612,341)
End of period		$3,424,059,397	$4,133,944,073
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Money Market Fund™	Schwab Variable Share Price Money Fund™
Schwab Government Money Fund™	Schwab Retirement Government Money Fund™
Schwab U.S. Treasury Money Fund™	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund™	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund™
Schwab Advisor Cash Reserves®	Schwab New York Municipal Money Fund™
Schwab Cash Reserves™	Schwab New Jersey Municipal Money Fund™
Schwab Retirement Advantage Money Fund®	Schwab Pennsylvania Municipal Money Fund™
Schwab Investor Money Fund®	Schwab Massachusetts Municipal Money Fund™
Schwab Municipal Money Fund offers four share classes: Sweep Shares, Value Advantage Shares, Select Shares and Premier Shares. Schwab AMT Tax-Free Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed Delivery Transactions and When-Issued Securities. During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds' Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Credit and Liquidity Enhancements:
A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of each fund’s investments in securities with these types of enhancements, as well as the name of the entity providing the largest proportion of enhancements in each fund.
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
% of investments in securities with credit enhancements or liquidity enhancements	76%	78%
Largest % of investments in securities with credit enhancements or liquidity enhancements from a single institution	10% (JP Morgan Chase Bank NA)	12% (JP Morgan Chase Bank NA)
For additional information, please refer to the funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit “LOC,” guaranty “GTY” and/or liquidity agreement “LIQ,” respectively, along with the institution providing the enhancement.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

4. Risk Factors:
Investment Risk. You could lose money by investing in the funds. Although the funds seek to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Retail Money Market Fund Risk. Each fund qualifies as a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Prior to and upon conversion to a “retail money market fund,” a fund may involuntarily redeem any investor who is not a natural person. Each fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” each fund will be permitted to continue to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. Each fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor or liquidity provider of a portfolio investment fails to honor its obligations. For fixed-rate investments, negative perceptions of the ability of an issuer, guarantor or liquidity provider to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. The fund's investments in securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

4. Risk Factors (continued):
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
State and Regional Risk. State and regional factors could affect a fund’s performance. To the extent that a fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.
Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities or securities whose interest is subject to the federal alternative minimum tax (AMT) could generate taxable income. Also, some types of municipal securities produce income that is subject to the AMT.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund's average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended December 31, 2016, the aggregate advisory fees paid to CSIM by the Schwab Municipal Money Fund and the Schwab AMT Tax-Free Money Fund were 0.32% and 0.33%, respectively, as a percentage of each fund's average daily net assets.
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The Plan also enables the Sweep Shares of the funds to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Sweep Shares of the funds are also subject to an annual sweep administration fee up to the amount set forth below. The sweep administration fee paid to Schwab is based on the average daily net asset value of the funds' shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
	Shareholder Servicing Fee	Sweep Administration Fee
Sweep Shares	0.25%	0.10%
Value Advantage Shares	0.22%	n/a
Select Shares	0.22%	n/a
Premier Shares	0.22%	n/a
CSIM and its affiliates have made an additional agreement with each fund, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
Sweep Shares*	0.62%	0.62%
Value Advantage Shares*	0.45%	0.45%
Select Shares**	0.35%	n/a
Premier Shares**	0.24%	n/a
*	CSIM and its affiliates have agreed to limit this share class's expenses as described above for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board.
**	Select Shares and Premier Shares are only offered by Schwab Municipal Money Fund. CSIM and its affiliates have agreed to limit each share class's expenses as described above through April 29, 2018.
In addition, effective January 1, 2016 through December 31, 2016, CSIM and its affiliates agreed to waive an additional amount of the Schwab Municipal Money Fund's Select Shares, Value Advantage Shares and Sweep Shares expenses and the Schwab AMT Tax-Free Fund's Value Advantage Shares and Sweep Shares expenses equal to 0.005% of each fund's or share class's average daily net assets.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):
During the period ended December 31, 2016, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreements:
	Total Waived Amount	Contractual Expense Limitation Waived Amount
Schwab Municipal Money Fund	$35,864,776	$15,505,751
Schwab AMT Tax-Free Money Fund	10,515,007	3,090,635
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund or each class of a fund.
The funds may engage in direct transactions with certain other Schwab funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2016, each fund’s total aggregate security transactions with other Schwab funds as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab Municipal Money Fund	$929,763,012	($241,713)
Schwab AMT Tax-Free Money Fund	683,485,392	(90,913)
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), which matured on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. On October 6, 2016, the Credit Facility was amended to run for a new 364 day period with an increased line of $555 million and a commitment fee of 0.15% per annum. There were no borrowings from the line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:
As of December 31, 2016, the funds had no undistributed earnings on a tax basis.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

8. Federal Income Taxes (continued):
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2016, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
No expiration*	$964,943	$344,493
Total	$964,943	$344,493
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2016, the funds had no capital losses deferred and no capital loss carryforwards utilized.
The tax-basis components of distributions paid during the current and prior fiscal years were as follows:
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
Current period distributions
Tax-exempt income	$10,444,892	$1,843,634
Ordinary income	—	—
Long-term capital gains	—	—
Prior period distributions
Tax-exempt income	$1,282,009	$387,690
Ordinary income	1,172,121	341,346
Long-term capital gains	1,060,495	78,610
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2016, no such reclassifications were required.
As of December 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the funds did not incur any interest or penalties.

9. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the funds' financial statements and related disclosures.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Municipal Money Fund
Schwab AMT Tax-Free Money Fund
In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund (two of the funds constituting The Charles Schwab Family of Funds, hereafter referred to as the “Funds”) at December 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2017

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Other Federal Tax Information (unaudited)

The funds designate the following percentage of the distributions paid from net investment income as exempt-interest dividends under Internal Revenue Code section 852(b)(5) and under California Revenue and Taxation Code section 17145 for the year ended December 31, 2016.
Percentage
Schwab Municipal Money Fund	100%
Schwab AMT Tax-Free Money Fund	100%

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 110 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	110	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	110	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	110	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	110	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	110	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	110	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	110	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	110	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	110	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	110	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	110	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer (May 2007 – present), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 - Feb. 2016), Schwab Holdings, Inc.	110	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
escrow  The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
fixed rate notes  A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.
Guaranty (GTY)  An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
Letter of Credit (LOC)  An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.
Liquidity (LIQ)  A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset,

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
money market securities  High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue anticipation notes  Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.
taxable-equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0%
(4.5% ÷ [1 – 0.25%] = 6.0%).
tax anticipation notes  Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.
tender option bond  A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
variable rate demand preferred shares (VRDP)  Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov immediately upon filing.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•   APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•   TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•   when we use other companies to provide services for us, such as printing and mailing your account statements;
•   when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2016 Schwab Funds. All rights reserved.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Our straightforward approach sets us apart.

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus, or if available, the summary prospectus. Please call 1-877-824-5615 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2017 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

This page is intentionally left blank.

MFR26568-14
00189433

Annual Report  |  December 31, 2016
Schwab Municipal Money Funds

Schwab New York Municipal Money Fund™
Schwab New Jersey Municipal Money Fund™
Schwab Pennsylvania Municipal Money Fund™
Schwab Massachusetts Municipal Money Fund™

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).
1
Schwab Municipal Money Funds  |  Annual Report

Schwab Municipal Money Funds
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
At this time of the year, many of us set personal intentions and make resolutions for the New Year. Along those same lines, at Charles Schwab Investment Management, we also look to the year ahead and at ways we can continue to help you achieve your financial goals. In 2017, we intend to keep making your investing experience with us as positive and transparent as we can, continuing to put you, our investors, first.
The 12-months ended December 31, 2016, brought some notable changes to most money market funds. Final implementation of Money Market Fund Reform went into effect in October, significantly disrupting the municipal money market fund industry as new regulations contributed to industry redemptions of roughly $125 billion in municipal money market fund assets (an approximate 50% reduction). Then, in December, the Federal Reserve raised short-term interest rates for the first time in a year, resulting in rising yields for many municipal money market funds.
Money market funds remain in the spotlight amid expectations for further rate increases in the coming year. Generally, the search for places to put savings—either temporarily or as part of a permanent cash allocation—has led investors to opt for the highest-yielding option. But we believe it’s important to remember that yield is only one facet of owning such investments. The Schwab Municipal Money Funds (the funds) are designed to offer investors stability of capital and liquidity, along with yield. Employing extensive credit research and professional money management, Charles Schwab Investment Management actively manages the funds to help achieve these goals in different types of rate environments. Our disciplined investment process plans ahead for changes in the market environment, including fluctuations in interest rates and credit quality.
We also work hard to give you the best online investor experience we can, providing access to industry insights, fund performance, and much more. Earlier this year, we further bolstered our online resources for the Schwab Money Funds. Our website includes information on the daily and weekly liquid assets, net inflows and outflows for the funds, and the current NAV and market-based NAV per share. These reporting and disclosure changes are intended to provide additional information and increase transparency, so that you can better track your investments.
Within the Schwab Money Funds lineup, there are several different options for investors to choose from, including Schwab Purchased Money Funds. The Schwab Purchased Money Funds are designed to offer a number of notable benefits, including capital preservation for existing or upcoming obligations or to reduce the risk of an investor’s portfolio, and investment options for both retail and institutional accounts. If an investor is able to meet fund minimums and is willing to buy and sell positions to manage his/her cash investments, the Schwab Purchased Money Funds could be a great option for an investor’s portfolio.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ Money market funds remain in the spotlight amid expectations for further rate increases in the coming year.”
2
Schwab Municipal Money Funds  |  Annual Report

Schwab Municipal Money Funds
The Investment Environment

Over the 12-month reporting period ended December 31, 2016, yields on municipal money market funds (muni funds) experienced increased volatility. Speculation surrounding the timing of a short-term interest rate hike by the Federal Reserve (Fed) and the effects of Money Market Fund Reform combined to create significant upward pressure on short-term yields. The new regulations resulted in the closure of several muni funds, with selling activity from these fund closures causing a spike in the secondary market supply of short-term municipal securities. Additionally, preparations for the October 14, 2016, implementation deadline resulted in significant outflows for muni funds overall, with a roughly 50% reduction (approximately $125 billion) in overall muni fund assets from January through mid-October.
U.S. short-term interest rate policy remained accommodative over the reporting period. The Fed left short-term interest rates unchanged through its November meeting, as concerns about inconsistent U.S. economic data and sluggish global growth remained. The United Kingdom's vote in late June to leave the European Union (Brexit) and uncertainty surrounding the U.S. election further complicated the Fed’s decision. However, at the Fed’s last meeting of the year in December, members unanimously voted to raise the federal funds rate by 25 basis points to a range of 0.50% to 0.75%, with forecasts for two to three additional hikes in 2017. The Fed voiced optimism about the U.S. economy, noting belief that “….the economy will continue to perform well, with the job market strengthening further and inflation rising to 2% over the next couple of years.” U.S. stock markets initially fell after the Fed’s announcement, but then rallied to near record levels in the following days and weeks. The U.S. dollar also continued its upward trajectory, with the Wall Street Journal Dollar Index (WSJ Dollar Index)1 of the dollar’s value against the currencies of 16 major trading partners hitting a 14-year high one day after the Fed’s meeting.
Fed policy changes also played a role in yield movements. Early in the year, increased expectations of tighter monetary policy combined with asset remediation resulted in a steeper-than-normal muni fund yield curve. Heavy demand at the front of the yield curve kept rates on shorter-term municipal securities low, while light demand for securities with maturities out to 13 months caused yields on longer-term municipal securities to rise. As the Fed left rates unchanged in June and July, the muni fund yield curve flattened slightly as a result, as longer yields priced in a decreased likelihood of rate hikes in 2016. Late summer saw a further flattening of the muni fund yield curve, despite increased outflows tied to Money Market Fund Reform. With little difference between the yields on securities with maturities shorter than 13 months and those on longer-term securities, many tax-free bond fund portfolio managers and separately managed accounts opted to purchase the shorter-term municipal securities, increasing demand. The completion of Money Market Fund Reform in October, combined with the increase in the federal funds rate two months later, resulted in a steepening of the muni fund yield curve, with yields ending the year more in line with historical averages.
Management views may have changed since the report date.
[1]	The WSJ Dollar Index measures the U.S. dollar against a basket of 16 major currencies by basing its value on actual, up-to-date turnover by all participants in the foreign-exchange market.
3
Schwab Municipal Money Funds  |  Annual Report

Schwab Municipal Money Funds
State Investment Environment

New York
New York State’s financial condition is strong, and is bolstered by the continued receipt of windfall legal settlements, many of which will be used for major infrastructure projects.
Strong economic growth and windfall legal settlements have boosted the State of New York’s total budget to $156.2 billion for fiscal 2017 (ending March 31, 2017). The state’s economy has not grown as fast in the current year and tax receipts have not kept pace with expectations. However, the state expects to end the fiscal year in essential balance with a small $260 million shortfall in its general fund budget, having once again limited its operating budget growth to less than 2%. The shortfall is more than offset by its substantial fund balances of $6.81 billion, most of which are the result of windfall revenues from legal settlements. The general fund’s reserves include $1.8 billion in the rainy day fund as well as $4.44 billion in legal settlements.
Windfall settlements totaling $9.4 billion were received in fiscal years 2015-2017, of which $7.4 billion has been set aside for capital to support economic development and infrastructure. The largest capital project is the new Tappan Zee Bridge which is receiving almost $2 billion in the 2016 and 2017 budgets.
The State’s actions over the last several years to balance its budget have impacted local governments and school districts, all of whom receive some amount of state funding in support of operations. One of the most significant changes to local governments has come from legislation which capped local property tax growth to 2% per year absent voter approval of a higher tax rate. The cap was offset by an agreement on a funding formula for education as well as the state’s assumption of a significant portion of the growth of Medicaid costs. Local governments and school districts must manage significant growth in employee pension and healthcare costs which are expected to drive cuts in headcount and operations for the foreseeable future. School districts, however, have seen strong growth in state aid over the same period, as state funding for education has grown to a high of $24.6 billion.
Many state and local agencies, such as the New York Power Authority and the New York City Municipal Water Finance Authority, do not rely on the state for funding. Securities issued by these agencies are repaid solely with revenues generated by the services these agencies provide to their customers.
New York State’s economy was stable during 2016, with unemployment ranging from 4.7%-5.2%. The State added 104,500 jobs from November 2015-November 2016, a 1.1% growth rate, slightly below the U.S. average of 1.4%. Most new jobs were created in the education and healthcare sectors, followed by professional and business services.
As of the date of this report, New York remains a strong investment-grade credit due to its deep and diverse economy, its stable financial position and its high personal wealth levels which give it great financial flexibility. The State’s general obligation debt is rated Aa1 by Moody’s and AA+ by Fitch and Standard & Poor’s. All three agencies have assigned stable outlooks to the state’s ratings.
New Jersey
New Jersey’s revenue growth appears to be slowing, impacted by stagnating employment.
New Jersey’s budget for the fiscal year that began on July 1, 2016 totals $34.5 billion. Through the first five months of the fiscal year, state revenues were up 2.1% year-over-year, which was below both the 2.8% growth rate for the same period last year and 3.6% projected growth rate under the state’s budget. Revenue underperformance was driven by lower than anticipated sales and corporate business taxes, although December revenue figures will give a better indicator of the health of the state’s economy and budget.
Similar to last year, the budget is balanced in part by paying only a portion of its scheduled payment to the state pension systems. The fiscal 2017 budget provides for only 40% of the $4.7 billion actuarially recommended contribution. As a result, the state’s pension liabilities are expected to continue growing. New Jersey and Illinois are known to have to the largest net pension liability and the lowest funded retirement plans among the 50 states. Excluding the share attributable to the state’s local governments, the state’s pension systems have an estimated 37% of the assets needed to cover pension liabilities, leaving the state with a net unfunded pension liability of roughly $95 billion. The state’s sizable and rapidly growing pension liabilities have been a key driver behind the 10 rating downgrades by the rating agencies during the Christie Administration, including the latest by Standard & Poor’s in November 2016. Standard & Poor’s downgrade also factored in the November 2016 voter-approved increase in the state gas tax. While the gas tax will increase revenues available for transportation, the measure offsets the increase with a $1.4 billion phased-in reduction in other taxes, which will add pressure to future state budgets. Governor Christie has not indicated any plans to address pension reform during his final year in office. As of the date of this report, the state is rated A by Standard & Poor’s, A2 by Moody’s and A by Fitch with a negative outlook by Moody’s and Standard & Poor’s and a stable outlook by Fitch.
4
Schwab Municipal Money Funds  |  Annual Report

Schwab Municipal Money Funds
State Investment Environment (continued)

New Jersey’s economy appears to be slowing. While personal income growth is tracking the U.S., employment growth stagnated during the second half of 2016 with year-over-year job growth as of November 2016 up a mere 0.5%. The state’s unemployment rate as of November 2016 was 5.0%, essentially unchanged from a year ago. The state’s unemployment rate has been above the national average for the last seven consecutive months. Among the major metropolitan areas in the state, the Atlantic City region continues to suffer from high unemployment while cities in northeastern New Jersey benefit from opportunities throughout the greater New York City area.
Pennsylvania
Pennsylvania’s weak financial position continued to be stressed by underperforming revenues in the first half of fiscal 2017.
Pennsylvania adopted its fiscal 2017 budget in a significantly more expedient manner than occurred during fiscal 2016’s nine-month budget stalemate. The fiscal 2017 budget was adopted in July with the Democratic Governor and GOP-controlled legislature able to agree on a $31.5 billion spending plan without increases in personal income or sales tax. Instead, the budget relied on fairly aggressive revenue growth assumptions. However, actual revenue collections in the first six months of fiscal 2017 fell short of their budgeted expectations. Personal income tax receipts, the Commonwealth’s largest revenue source, were down 0.8% compared to the previous year, well below the 4.4% growth target in the budget. As a result, the Commonwealth now faces a $603 million budget shortfall and its options are limited by the lack of a reserve. The Governor has announced efforts to begin cutting costs to resolve the current deficit, including closure of two state prisons and two state hospitals. However, concerns for revenue underperformance are likely to permeate into the next budget cycle in fiscal 2018. Sluggish revenue growth compounded by growing healthcare expenditures and pension contribution would continue to strain Pennsylvania’s already weakened financial position.
Pennsylvania’s large pension liabilities and the need for higher state contributions to the pension systems have been a major concern for all three rating agencies and were cited as a reason for previous rating downgrades. The pension system for public school employees was underfunded by $50 billion (50% funded) at 6/30/16 and the state employee pension system was underfunded by $20 billion (58% funded) at 12/31/15. Pension funding has been one of the fastest growing expenditure categories in recent fiscal years with 29% annual increases on average for the last five fiscal years. A pension reform bill was introduced in June 2016 to create a new retirement structure for future public employees, which was estimated to save $5 billion over the next 30 years and reduce future growth of the Commonwealth’s pension liabilities. However, it failed to garner sufficient bipartisan support in the General Assembly.
Pennsylvania’s job recovery has been fairly subdued, though the Commonwealth has regained all the jobs lost during the recession. The Commonwealth gained approximately 53,200 jobs in the last 12 months from November 2015 to November 2016, a modest increase of 0.9%, driven by healthy job gains in the private sectors offset by continued declines in government employment. Pennsylvania’s unemployment rate ticked up to 5.4% as of October 2016, compared to 4.4% in October 2015, due to a higher labor force participation rate. Per capita personal income is on par with the national average.
Pennsylvania local governments, along with state agencies, private institutions of higher education, and non-profit healthcare providers, also issue tax-exempt debt. Local governments, primarily cities and school districts, receive some level of state assistance. Due to the timely passage of the fiscal 2017 state budget, Pennsylvania local governments and school districts face a more certain funding environment than the prior fiscal year. School districts also received more state aid in the current fiscal year. However, given the Commonwealth’s current budget gap, mid-year cutbacks to school or local funding could occur as they had been implemented in past downturns.
As of the date of this report, Pennsylvania remains a moderately strong investment grade credit due to its moderate debt load, solid economic base and average income levels. The state’s ratings are Aa3 from Moody’s, and AA- from both Fitch and S&P. The Fitch rating carries a stable outlook, and Moody’s revised its outlook to stable from negative in August 2016, citing the state’s steady progress toward better funding of its pension liabilities and its manageable budget gaps. The S&P rating carries a negative outlook due to the state’s lack of political will to address its long-term structural imbalance.
5
Schwab Municipal Money Funds  |  Annual Report

Schwab Municipal Money Funds
State Investment Environment (continued)

Massachusetts
While Massachusetts’ economic growth has been steady, revenue growth has been slower than expected and continued spending pressures have tempered the Commonwealth’s ability to increase its financial reserves.
Massachusetts’ revised budget for fiscal 2017 (7/1/16-6/30/17) totals $40.4 billion, a 4% increase over the previous year. The budget increases spending in all major categories including healthcare, local aid to municipalities, and education, with the exception of higher education which is expected to be about 3% less than in the prior year. While tax revenues were budgeted to increase about 3% above 2016 collections, tax revenues collected in the first half of fiscal 2017 were only 2.3% greater than the prior year period. However, as of mid-November 2016, Massachusetts expected to close fiscal 2017 with a still strong $1.3 billion rainy day fund, at about the same level as in 2016 and the equivalent of about 3% of anticipated spending.
The Commonwealth’s economy is deep and diverse, with a well-established base of educational, healthcare, and information technology employment as well as a variety of finance and real estate-related businesses. Residents enjoy the second highest (to Connecticut) per capita income in the United States. Moreover, the economic diversity and breadth has fueled the Massachusetts recovery well. Nonfarm jobs in the Commonwealth have grown from a ten-year low of 3.18 million jobs in October 2009 to a peak of 3.58 million in November 2016. With this overall improvement and a stable labor force, the statewide unemployment rate dropped to 2.9% in November 2016, its lowest rate since its recession peak of 8.8% in October 2009.
Massachusetts local governments, along with state agencies, private universities, and non-profit healthcare providers, also issue tax-exempt debt. While the local governments, primarily cities and school districts, receive some level of state assistance, they have their own revenue sources that comprise the bulk of their revenues and in many cases, also have dedicated taxes to repay their debt. Many state agencies, private colleges and universities, and non-profit healthcare providers rely on their own revenues to repay their debt and do not rely on funding from the state.
Massachusetts has a strong investment-grade credit due to its deep and diverse economy, its high personal-wealth levels, and its prudent financial management which is demonstrated by sound financial performance and good financial reserves. As of the date of this report, the Commonwealth’s credit ratings were Aa1 from Moody’s, AA+ from Standard & Poor’s and Fitch, all of which were affirmed in November 2016. Standard & Poor’s rating continues to carry a negative outlook because of concerns that despite positive economic activity and generally positive revenue growth, Massachusetts continues to face spending pressures and lower than expected revenue increases.

Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
6
Schwab Municipal Money Funds  |  Annual Report

Schwab Municipal Money Funds
Fund Management

Kenneth Salinger, CFA, Vice President and Head of Tax-Exempt Strategies, leads the portfolio management team for Schwab’s national and state-specific tax-free bond funds and municipal money market funds. He also has overall responsibility for all aspects of the management of each of the tax-free bond funds. Prior to joining CSIM in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

Kevin Shaughnessy, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2000, Mr. Shaughnessy spent four years as a portfolio manager at Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund assets, as well as short duration private client assets.

Cameron Ullyatt, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2008, Mr. Ullyatt was a vice president and portfolio manager at Oppenheimer Funds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in Oppenheimer Funds’ municipal bond and money market departments.

Chris Nagao, Portfolio Manager, is a member of the team responsible for the day-to-day management of the funds. Previously, he served as an associate portfolio manager with CSIM from 2012-2016. Prior to that, he worked as a senior applications engineer supporting CSIM’s portfolio management team by building analytical tools to assist in managing the funds. Before joining CSIM in 2007, he was lead software developer for Global Real Analytics.
7
Schwab Municipal Money Funds  |  Annual Report

Schwab New York Municipal Money Fund
Performance and Fund Facts as of 12/31/16

The Schwab New York Municipal Money Fund (the fund) seeks current income that is exempt from federal income and New York state and local income tax, consistent with preservation of capital and liquidity. To pursue its goal, the fund invests in municipal (muni) money market securities from New York issuers and muni agencies, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the 12 months ended December 31, 2016, to help the fund maintain a positive net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. Demand for securities typically held by muni money market funds saw substantial fluctuations during the 12-month reporting period ended December 31, 2016. This heightened volatility was driven primarily by Money Market Fund Reform that was adopted in 2014 with an implementation deadline of October 2016, which resulted in the separation of institutional investors from retail investors for many money market funds. While demand for muni money market securities outpaced supply early in the year, this quickly reversed in March as the beginnings of industry changes related to Money Market Fund Reform saw demand lessen, and yields searched for a new point of equilibrium. With the traditional muni money market fund industry shrinking, yields increased enough to attract crossover participation from taxable money market funds and other non-traditional buyers. This disruption caused by Money Market Fund Reform occurred in August and September. When fully implemented by mid-October, Money Market Fund Reform resulted in the reduction of muni money market fund industry assets from approximately $250 billion at the beginning of 2016 to about $125 billion. Yields rose in response, hitting their highest levels since the end of 2008 in October, and once again attracting non-traditional buyers. The influx of buyers and full implementation of Money Market Fund Reform on October 14, 2016, combined to send yields searching for a new level which balanced supply and demand through November. In response to the Federal Reserve’s (Fed) short-term interest rate hike in mid-December, yields rose again toward the end of the reporting period.
Reflecting this environment, the Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—started the year at 0.01%, rose to a peak of 0.87% in October, and ended the year at 0.72%.
Performance, Positioning, and Strategies. The investment adviser continued to focus on safety and high credit quality, while maintaining a longer weighted average maturity (WAM) than many of the fund’s peers for most the reporting period. For the 12-month reporting period, the fund’s WAM started at 36 days and ended at 22 days.

Portfolio Composition By Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	22 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value of Investments and excludes cash.
8
Schwab Municipal Money Funds  |  Annual Report

Schwab New York Municipal Money Fund
Performance and Fund Facts as of 12/31/16 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab New York Municipal Money Fund
	Sweep Shares	Value Advantage Shares®
Ticker Symbol	SWNXX	SWYXX
Minimum Initial Investment[1]	*	$25,000 [2]
Seven-Day Yield (with waivers)[3]	0.12%	0.32%
Seven-Day Yield (without waivers)[3]	0.06%	0.19%
Seven-Day Effective Yield (with waivers)[3]	0.12%	0.32%
Seven-Day Taxable Equivalent Effective Yield[3,4]	0.23%	0.62%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[4]	Taxable-equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.80%, and effective New York State personal income tax rate of 4.99%. Your tax rate may be different.
9
Schwab Municipal Money Funds  |  Annual Report

Schwab New Jersey Municipal Money Fund
Performance and Fund Facts as of 12/31/16

The Schwab New Jersey Municipal Money Fund (the fund) seeks current income that is exempt from federal income and New Jersey gross income tax, consistent with preservation of capital and liquidity. To pursue its goal, the fund invests in municipal (muni) money market securities from New Jersey issuers and muni agencies, as well as from U.S. territories and possessions. The fund may also invest in muni money market securities of issuers located outside of New Jersey. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the 12 months ended December 31, 2016, to help the fund maintain a positive net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. Demand for securities typically held by muni money market funds saw substantial fluctuations during the 12-month reporting period ended December 31, 2016. This heightened volatility was driven primarily by Money Market Fund Reform that was adopted in 2014 with an implementation deadline of October 2016, which resulted in the separation of institutional investors from retail investors for many money market funds. While demand for muni money market securities outpaced supply early in the year, this quickly reversed in March as the beginnings of industry changes related to Money Market Fund Reform saw demand lessen, and yields searched for a new point of equilibrium. With the traditional muni money market fund industry shrinking, yields increased enough to attract crossover participation from taxable money market funds and other non-traditional buyers. This disruption caused by Money Market Fund Reform occurred in August and September. When fully implemented by mid-October, Money Market Fund Reform resulted in the reduction of muni money market fund industry assets from approximately $250 billion at the beginning of 2016 to about $125 billion. Yields rose in response, hitting their highest levels since the end of 2008 in October, and once again attracting non-traditional buyers. The influx of buyers and full implementation of Money Market Fund Reform on October 14, 2016, combined to send yields searching for a new level which balanced supply and demand through November. In response to the Federal Reserve’s (Fed) short-term interest rate hike in mid-December, yields rose again toward the end of the reporting period.
Reflecting this environment, the Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—started the year at 0.01%, rose to a peak of 0.87% in October, and ended the year at 0.72%.
Performance, Positioning, and Strategies. The investment adviser continued to focus on safety and high credit quality, while generally maintaining a longer weighted average maturity (WAM) than many of the fund’s peers for most of the reporting period. In general, fluctuations in the fund’s WAM reflected the limited supply and intermittent issuance schedule of New Jersey securities with characteristics sought by the investment adviser. Due to the limited supply of acceptable securities in the shorter-term maturity space, the fund’s WAM was generally longer than many national funds and other state-specific funds. Reflecting these conditions, the fund’s WAM started the reporting period at 44 days and ended at 37 days.
The fund also held out-of-state muni securities, which contributed to the fund’s overall diversification and liquidity, and represented less than 10% of the fund’s portfolio.

Portfolio Composition By Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	37 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value of Investments and excludes cash.
10
Schwab Municipal Money Funds  |  Annual Report

Schwab New Jersey Municipal Money Fund
Performance and Fund Facts as of 12/31/16 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab New Jersey Municipal Money Fund
Sweep Shares
Ticker Symbol	SWJXX
Minimum Initial Investment	*
Seven-Day Yield (with waivers)[1]	0.07%
Seven-Day Yield (without waivers)[1]	-0.02%
Seven-Day Effective Yield (with waivers)[1]	0.07%
Seven-Day Taxable Equivalent Effective Yield[1,2]	0.14%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[2]	Taxable-equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.80%, and effective New Jersey state personal income tax rate of 5.08%. Your tax rate may be different.
11
Schwab Municipal Money Funds  |  Annual Report

Schwab Pennsylvania Municipal Money Fund
Performance and Fund Facts as of 12/31/16

The Schwab Pennsylvania Municipal Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and Pennsylvania personal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from Pennsylvania issuers and muni agencies, as well as from U.S. territories and possessions. The fund may also invest in muni money market securities of issuers located outside of Pennsylvania. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the 12 months ended December 31, 2016, to help the fund maintain a positive net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights.  Demand for securities typically held by muni money market funds saw substantial fluctuations during the 12-month reporting period ended December 31, 2016. This heightened volatility was driven primarily by Money Market Fund Reform that was adopted in 2014 with an implementation deadline of October 2016, which resulted in the separation of institutional investors from retail investors for many money market funds. While demand for muni money market securities outpaced supply early in the year, this quickly reversed in March as the beginnings of industry changes related to Money Market Fund Reform saw demand lessen, and yields searched for a new point of equilibrium. With the traditional muni money market fund industry shrinking, yields increased enough to attract crossover participation from taxable money market funds and other non-traditional buyers. This disruption caused by Money Market Fund Reform occurred in August and September. When fully implemented by mid-October, Money Market Fund Reform resulted in the reduction of muni money market fund industry assets from approximately $250 billion at the beginning of 2016 to about $125 billion. Yields rose in response, hitting their highest levels since the end of 2008 in October, and once again attracting non-traditional buyers. The influx of buyers and full implementation of Money Market Fund Reform on October 14, 2016, combined to send yields searching for a new level which balanced supply and demand through November. In response to the Federal Reserve’s (Fed) short-term interest rate hike in mid-December, yields rose again toward the end of the reporting period.
Reflecting this environment, the Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—started the year at 0.01%, rose to a peak of 0.87% in October, and ended the year at 0.72%.
Performance, Positioning, and Strategies. The investment adviser continued to focus on safety and high credit quality, while attempting to maintain a longer weighted average maturity (WAM) than many of the fund’s peers for most of the reporting period. In general, fluctuations in the fund’s WAM reflected the limited supply and intermittent issuance schedule of Pennsylvania securities with characteristics sought by the investment adviser. This intermittent issuance resulted in the fund purchasing large quantities of these securities when they became available, resulting in larger-than-average variations in the fund’s WAM. In this environment, the fund’s WAM started the reporting period at 32 days and ended at 26 days.
The fund also held out-of-state muni securities, which contributed to the fund’s overall diversification and liquidity, and represented less than 8% of the fund’s portfolio.

Portfolio Composition By Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	26 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value of Investments and excludes cash.
12
Schwab Municipal Money Funds  |  Annual Report

Schwab Pennsylvania Municipal Money Fund
Performance and Fund Facts as of 12/31/16 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Pennsylvania Municipal Money Fund
Sweep Shares
Ticker Symbol	SWEXX
Minimum Initial Investment	*
Seven-Day Yield (with waivers)[1]	0.11%
Seven-Day Yield (without waivers)[1]	-0.02%
Seven-Day Effective Yield (with waivers)[1]	0.11%
Seven-Day Taxable Equivalent Effective Yield[1,2]	0.20%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[2]	Taxable-equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.80%, and effective Pennsylvania state personal income tax rate of 1.74%. Your tax rate may be different.
13
Schwab Municipal Money Funds  |  Annual Report

Schwab Massachusetts Municipal Money Fund
Performance and Fund Facts as of 12/31/16

The Schwab Massachusetts Municipal Money Fund (the fund) seeks current income that is exempt from federal income and Massachusetts personal income tax, consistent with preservation of capital and liquidity. To pursue its goal, the fund invests in municipal (muni) money market securities from Massachusetts issuers and muni agencies, as well as from U.S. territories and possessions. The fund may also invest in muni money market securities of issuers located outside of Massachusetts. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the 12 months ended December 31, 2016, to help the fund maintain a positive net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. Demand for securities typically held by muni money market funds saw substantial fluctuations during the 12-month reporting period ended December 31, 2016. This heightened volatility was driven primarily by Money Market Fund Reform that was adopted in 2014 with an implementation deadline of October 2016, which resulted in the separation of institutional investors from retail investors for many money market funds. While demand for muni money market securities outpaced supply early in the year, this quickly reversed in March as the beginnings of industry changes related to Money Market Fund Reform saw demand lessen, and yields searched for a new point of equilibrium. With the traditional muni money market fund industry shrinking, yields increased enough to attract crossover participation from taxable money market funds and other non-traditional buyers. This disruption caused by Money Market Fund Reform occurred in August and September. When fully implemented by mid-October, Money Market Fund Reform resulted in the reduction of muni money market fund industry assets from approximately $250 billion at the beginning of 2016 to about $125 billion. Yields rose in response, hitting their highest levels since the end of 2008 in October, and once again attracting non-traditional buyers. The influx of buyers and full implementation of Money Market Fund Reform on October 14, 2016, combined to send yields searching for a new level which balanced supply and demand through November. In response to the Federal Reserve’s (Fed) short-term interest rate hike in mid-December, yields rose again toward the end of the reporting period.
Reflecting this environment, the Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—started the year at 0.01%, rose to a peak of 0.87% in October, and ended the year at 0.72%.
Performance, Positioning, and Strategies. The investment adviser continued to focus on safety and high credit quality, while generally maintaining a longer weighted average maturity (WAM) than many of the fund’s peers for most of the reporting period. Due to the seasonal nature of longer-term Massachusetts securities with a limited supply issued in the final quarter of the year, the fund’s WAM was generally shorter than many national funds and other state-specific funds.Reflecting this environment, the fund’s WAM started the reporting period at 33 days and ended at 14 days.
The fund also held out-of-state muni securities, which contributed to the fund’s overall diversification and liquidity, and represented less than 8% of the fund’s portfolio.

Portfolio Composition By Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	14 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value of Investments and excludes cash.
14
Schwab Municipal Money Funds  |  Annual Report

Schwab Massachusetts Municipal Money Fund
Performance and Fund Facts as of 12/31/16 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Massachusetts Municipal Money Fund
Sweep Shares
Ticker Symbol	SWDXX
Minimum Initial Investment	*
Seven-Day Yield (with waivers)[1]	0.10%
Seven-Day Yield (without waivers)[1]	0.00%
Seven-Day Effective Yield (with waivers)[1]	0.10%
Seven-Day Taxable Equivalent Effective Yield[1,2]	0.19%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[2]	Taxable-equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.80%, and effective Massachusetts state personal income tax rate of 2.97%. Your tax rate may be different.
15
Schwab Municipal Money Funds  |  Annual Report

Schwab Municipal Money Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2016 and held through December 31, 2016.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 7/1/16	Ending Account Value (Net of Expenses) at 12/31/16	Expenses Paid During Period[2] 7/1/16–12/31/16
Schwab New York Municipal Money Fund
Sweep Shares
Actual Return	0.58%	$1,000.00	$1,000.30	$2.92
Hypothetical 5% Return	0.58%	$1,000.00	$1,022.18	$2.95
Value Advantage Shares
Actual Return	0.41%	$1,000.00	$1,001.20	$2.06
Hypothetical 5% Return	0.41%	$1,000.00	$1,023.04	$2.08
Schwab New Jersey Municipal Money Fund
Actual Return	0.56%	$1,000.00	$1,000.10	$2.82
Hypothetical 5% Return	0.56%	$1,000.00	$1,022.28	$2.85
Schwab Pennsylvania Municipal Money Fund
Actual Return	0.58%	$1,000.00	$1,000.40	$2.92
Hypothetical 5% Return	0.58%	$1,000.00	$1,022.18	$2.95
Schwab Massachusetts Municipal Money Fund
Actual Return	0.57%	$1,000.00	$1,000.30	$2.87
Hypothetical 5% Return	0.57%	$1,000.00	$1,022.23	$2.90

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.
16
Schwab Municipal Money Funds  |  Annual Report

Schwab New York Municipal Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.04%	0.02%	0.02%	0.02%	0.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.42% [3]	0.09% [3]	0.09% [3]	0.14% [3]	0.20% [3]
Gross operating expenses	0.71%	0.72%	0.71%	0.71%	0.71%
Net investment income (loss)	0.03%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$1,569	$1,728	$1,758	$1,692	$1,793

Value Advantage Shares	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.12%	0.02%	0.02%	0.02%	0.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.34% [3]	0.09% [3]	0.09% [3]	0.14% [3]	0.20% [3]
Gross operating expenses	0.58%	0.59%	0.58%	0.58%	0.58%
Net investment income (loss)	0.12%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$209	$210	$237	$267	$319
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
17
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings as of December 31, 2016

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
15.7%	Fixed-Rate Municipal Securities	278,933,848	278,933,848
85.5%	Variable-Rate Municipal Securities	1,520,265,331	1,520,265,331
101.2%	Total Investments	1,799,199,179	1,799,199,179
(1.2%)	Other Assets and Liabilities, Net		(21,344,574)
100.0%	Net Assets		1,777,854,605

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 15.7% of net assets
New York 15.7%
Amherst Central SD
BAN Series 2016		2.00%		06/22/17	13,156,000	13,228,535
Beacon
BAN 2016A		2.00%		05/26/17	15,000,000	15,073,169
Brewster CSD
BAN Series 2016		1.50%		07/14/17	7,000,000	7,016,406
Clinton Cnty
BAN Series 2016A		2.00%		06/09/17	1,060,000	1,064,339
BAN Series 2016B		2.00%		06/09/17	8,000,000	8,036,937
East Islip UFSD
TAN Series 2016		2.00%		06/29/17	17,000,000	17,091,290
Fairpoint CSD
BAN Series 2016		1.95%		07/14/17	11,000,000	11,067,236
Homer CSD
BAN 2016		2.00%		06/30/17	3,426,272	3,447,304
Indian River CSD
BAN Series 2016		2.00%		07/14/17	7,000,000	7,035,591
Irondequoit
BAN		2.00%		04/21/17	5,000,000	5,016,621
Kingston SD
BAN 2016		2.00%		06/15/17	10,000,000	10,051,986
Metropolitan Transportation Auth
BAN Series 2016A-2D		2.00%		06/01/17	5,630,000	5,655,661
Dedicated Tax Fund BAN Series 2016A-2A		2.00%		06/01/17	3,475,000	3,492,934
Transportation Revenue BANs 2016A2C		2.00%		02/01/17	10,000,000	10,010,933
18
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New Rochelle CSD
GO BAN Series 2016B		2.25%		07/14/17	9,000,000	9,069,182
New York City
GO Bonds Fiscal 2003 Series CA		5.00%		08/01/17	100,000	102,251
GO Bonds Fiscal 2004 Series HB		5.00%		03/01/17	440,000	442,940
GO Bonds Fiscal 2011 Series A		3.00%		08/01/17	100,000	101,108
New York State Dormitory Auth
Consolidated Service Contract Refunding RB Series 2009		5.00%		07/01/17	350,000	356,928
CP (Cornell Univ)		0.75%		03/02/17	14,890,000	14,890,000
Mental Health Services Facilities RB Series 2008D		5.25%		08/15/17	2,180,000	2,238,206
State Personal Income Tax RB Series 2009D		3.00%		06/15/17	100,000	100,924
State Personal Income Tax RB Series 2013A		5.00%		02/15/17	815,000	819,048
State Personal Income Tax RB Series 2015A		3.00%		02/15/17	100,000	100,253
State Personal Income Tax RB Series 2015B		5.00%		02/15/17	4,500,000	4,522,050
State Personal Income Tax RB Series 2015E		3.00%		03/15/17	230,000	231,020
New York State Environmental Facilities Corp
Clean Water & Drinking Water Revolving Funds Sub RB Series 2011B		5.00%		06/15/17	225,000	229,110
New York State Mortgage Agency
Homeowner Mortgage RB Series 201		1.10%		10/01/17	1,065,000	1,064,667
New York State Power Auth
CP Series 1&2		0.65%		01/05/17	26,347,000	26,347,000
CP Series 1&2		0.65%		01/06/17	10,995,000	10,995,000
CP Series 1&2		0.70%		01/10/17	2,747,000	2,747,000
CP Series 1&2		0.70%		01/12/17	21,000,000	21,000,000
CP Series 1&2		0.74%		01/18/17	17,133,000	17,133,000
CP Series 2		0.70%		01/09/17	2,500,000	2,500,000
Extendible CP Series 1		0.81%	01/11/17	09/11/17	5,000,000	5,000,000
New York State Thruway Auth
2nd General Highway & Bridge Trust Fund Bonds Series 2008B		5.00%		04/01/17	205,000	207,046
State Personal Income Tax RB Series 2011A		5.00%		03/15/17	470,000	473,885
New York State Tobacco Settlement Financing Corp
Asset-Backed RB Series 2011A		5.00%		06/01/17	300,000	304,882
New York State Urban Development Corp
State Personal Income Tax RB Series 2010A		4.00%		03/15/17	115,000	115,719
State Personal Income Tax RB Series 2010A		5.00%		03/15/17	610,000	615,080
NYC Muni Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2011 Series GG		4.00%		06/15/17	250,000	253,438
Port Auth of New York & New Jersey
Consolidated Bonds 193rd Series		4.00%		10/15/17	3,830,000	3,922,928
Port Chester
BAN Series 2016A		2.00%		02/23/17	3,370	3,377
Queensbury UFSD
GO BAN Series 2016		2.00%		04/28/17	8,921,000	8,953,771
Sullivan Cnty
GO BAN 2016		2.00%		03/03/17	3,178,500	3,184,923
GO TAN 2016		2.00%		03/03/17	6,300,000	6,312,730
19
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Vestal
BAN Series 2016		2.00%		05/12/17	6,000,000	6,024,011
West Seneca
BAN Series 2016		2.00%		07/27/17	11,219,125	11,283,429
Total Fixed-Rate Municipal Securities
(Cost $278,933,848)						278,933,848

Variable-Rate Municipal Securities 85.5% of net assets
New York 85.5%
Amherst Development Corp
Student Housing Facility Refunding RB Series 2010B (LOC: HSBC BANK USA NA)		0.84%		01/06/17	13,935,000	13,935,000
Amherst IDA
Civic Facility RB (Daemen College) Series 2006B (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.77%		01/06/17	3,135,000	3,135,000
Colonie Local Development Corp
RB (Shaker Pointe at Carondelet) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.77%		01/06/17	9,530,000	9,530,000
RB (Shaker Pointe at Carondelet) Series 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.77%		01/06/17	11,710,000	11,710,000
Columbia Cnty IDA
Civic Facility RB (Columbia Memorial Hospital) Series 2008A (LOC: HSBC BANK USA NA)		0.75%		01/06/17	1,360,000	1,360,000
East Rochester Hsg Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.77%		01/06/17	12,880,000	12,880,000
Erie Cnty IDA
IDRB (Hydro-Air Components) Series 2006 (LOC: HSBC BANK USA NA)		0.79%		01/06/17	4,835,000	4,835,000
Franklin Cnty Civic Development Corp
RB (Alice Hyde Medical Center) Series 2013A (LOC: HSBC BANK USA NA)		0.75%		01/06/17	8,260,000	8,260,000
Lancaster IDA
Civic Facility RB (2000 GreenField Manor) (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.83%		01/06/17	13,500,000	13,500,000
IDRB (2016 Sealing Devices Inc.) Series 2016 (LOC: HSBC BANK USA NA)		0.77%		01/06/17	3,140,000	3,140,000
IDRB (Sealing Devices) Series 2007 (LOC: HSBC BANK USA NA)		0.79%		01/06/17	1,690,000	1,690,000
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2004B (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	8,055,000	8,055,000
Dedicated Tax Fund Bonds Series 2009B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	3,165,000	3,165,000
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: CITIBANK NA)	a	0.76%		01/06/17	8,000,000	8,000,000
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: CREDIT SUISSE AG)	a	0.75%		01/06/17	6,665,000	6,665,000
Dedicated Tax Fund Refunding Bonds Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	a	0.80%		01/06/17	5,345,000	5,345,000
Transportation RB Series 2005E3 (LOC: BANK OF MONTREAL)		0.72%		01/06/17	2,000,000	2,000,000
20
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Transportation RB Series 2006B (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.76%		01/06/17	25,615,000	25,615,000
Transportation RB Series 2015E4 (LOC: BANK OF THE WEST)		0.77%		01/06/17	6,890,000	6,890,000
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.77%		01/06/17	18,400,000	18,400,000
Civic Facility RB Series 2004 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.82%		01/06/17	985,000	985,000
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2008B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.73%		01/06/17	33,850,000	33,850,000
Nassau Health Care Corp
Cnty Guaranteed Bonds Series 2009C2 (LOC: WELLS FARGO BANK NA)		0.73%		01/06/17	8,025,000	8,025,000
New York City
GO Bonds Fiscal 2004 Series H3 (LOC: CALIFORNIA PUBLIC EMPLOYEES' RETIREMENT SYSTEM)		0.77%		01/06/17	1,175,000	1,175,000
GO Bonds Fiscal 2005 Series C3 (LIQ: BANK OF AMERICA NA)	a	0.78%		01/06/17	8,700,000	8,700,000
GO Bonds Fiscal 2008 Series L1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	7,500,000	7,500,000
GO Bonds Fiscal 2009 Series H1 (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	15,000,000	15,000,000
GO Bonds Fiscal 2009 Series I1 (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	3,000,000	3,000,000
GO Bonds Fiscal 2009 Series J1 (LIQ: CITIBANK NA)	a	0.76%		01/06/17	23,225,000	23,225,000
GO Bonds Fiscal 2010 Series E (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	3,445,000	3,445,000
GO Bonds Fiscal 2012 Series D1 (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	2,500,000	2,500,000
GO Bonds Fiscal 2013 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	3,750,000	3,750,000
GO Bonds Fiscal 2013 Series D&E (LIQ: CITIBANK NA)	a	0.76%		01/06/17	13,500,000	13,500,000
GO Bonds Fiscal 2013 Series F1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	a	0.75%		01/06/17	7,300,000	7,300,000
GO Bonds Fiscal 2014 Series A1 (LIQ: CITIBANK NA)	a	0.76%		01/06/17	8,000,000	8,000,000
GO Bonds Fiscal 2014 Series I1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	2,635,000	2,635,000
GO Bonds Fiscal 2017 Series A-1 (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	16,000,000	16,000,000
GO Bonds Fiscal Series 2006E4 (LOC: BANK OF AMERICA NA)		0.75%		01/06/17	10,000,000	10,000,000
GO Bonds Series 2017A4 (LOC: CITIBANK NA)		0.67%		01/06/17	10,100,000	10,100,000
New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	8,000,000	8,000,000
M/F Housing RB Series 2013E3 (LIQ: WELLS FARGO BANK NA)		0.70%		01/06/17	8,000,000	8,000,000
M/F Mortgage RB (1904 Vyse Ave Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.75%		01/06/17	4,035,000	4,035,000
M/F Mortgage RB (33 W Tremont Ave Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.75%		01/06/17	3,490,000	3,490,000
M/F Mortgage RB (Las Casas) Series 2008A (LOC: BANK OF AMERICA NA)		0.78%		01/06/17	19,200,000	19,200,000
M/F Mortgage RB (Nagle Courtyard Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.75%		01/06/17	4,200,000	4,200,000
M/F Rental Housing RB (1133 Manhattan Ave) Series 2012A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.73%		01/06/17	7,000,000	7,000,000
21
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York City IDA
Civic Facility RB ( Auditory-Oral School of NY) Series 2006 (LOC: WELLS FARGO BANK NA)		0.75%		01/06/17	3,950,000	3,950,000
IDRB (Gary Plastic Packaging Corp) Series 1998 (LOC: JPMORGAN CHASE BANK NA)		1.12%		01/06/17	700,000	700,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2008 Series S1 (LIQ: CITIBANK NA)	a	0.76%		01/06/17	6,000,000	6,000,000
Building Aid RB Fiscal 2012 Series S1A (LIQ: CITIBANK NA)	a	0.76%		01/06/17	5,625,000	5,625,000
Building Aid RB Fiscal 2013 Series S1 (LIQ: CITIBANK NA)	a	0.76%		01/06/17	6,250,000	6,250,000
Building Aid RB Fiscal 2015 Series S1 (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	4,000,000	4,000,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: CITIBANK NA)	a	0.76%		01/06/17	8,000,000	8,000,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.76%		01/06/17	3,000,000	3,000,000
Building Aid RB Fiscal 2016 Series S-1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	3,330,000	3,330,000
Future Tax Secured Bonds Fiscal 2001 Series A (LIQ: JPMORGAN CHASE BANK NA)		0.75%		01/06/17	7,800,000	7,800,000
Future Tax Secured Bonds Fiscal 2011 Series D-1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	3,750,000	3,750,000
Future Tax Secured Sub Bonds Fiscal 2010 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	10,990,000	10,990,000
Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: ROYAL BANK OF CANADA)	a	0.75%		01/06/17	4,835,000	4,835,000
Future Tax Secured Sub Bonds Fiscal 2013 Series F (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	3,240,000	3,240,000
Future Tax Secured Sub Bonds Fiscal 2014 Series D4 (LIQ: MIZUHO BANK LTD)		0.77%		01/03/17	1,605,000	1,605,000
Future Tax Secured Sub Fiscal 2010 Series A1 (LIQ: BARCLAYS BANK PLC)		0.75%		01/03/17	9,605,000	9,605,000
Future Tax Secured Sub RB Fiscal 2007 Series B (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	7,495,000	7,495,000
Future Tax Secured Sub RB Fiscal 2007 Series C1 (LIQ: CREDIT SUISSE AG)	a	0.75%		01/06/17	6,000,000	6,000,000
Future Tax Secured Sub RB Fiscal 2012 Series F1 (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	10,900,000	10,900,000
Future Tax Secured Sub RB Fiscal 2014 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	5,780,000	5,780,000
Future Tax Secured Sub RB Fiscal 2015 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	2,000,000	2,000,000
Future Tax Secured Sub RB Fiscal 2016 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	1,500,000	1,500,000
New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2014B2		0.82%	01/05/17	06/13/17	13,290,000	13,290,000
New York Liberty Development Corp
Liberty RB Series 1WTC-2011 (LIQ: JPMORGAN CHASE BANK NA)	a	0.77%		01/06/17	5,815,000	5,815,000
New York State Dormitory Auth
Courty Facilities Lease RB Series 2005B (LIQ: MIZUHO BANK LTD)		0.77%		01/06/17	10,000,000	10,000,000
Mental Health Services Facilities RB Series 2008C (LIQ: TORONTO-DOMINION BANK/THE)	a	0.82%		01/06/17	7,835,000	7,835,000
22
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Catholic Health) Series 2006B (LOC: HSBC BANK USA NA)		0.74%		01/06/17	6,530,000	6,530,000
RB (Cornell Univ) Series 2004A (LIQ: BANK OF NEW YORK MELLON/THE)		0.72%		01/06/17	4,795,000	4,795,000
RB (Culinary Institute of America) Series 2004D (LOC: TD BANK NA)		0.73%		01/06/17	5,200,000	5,200,000
RB (Culinary Institute of America) Series 2006 (LOC: TD BANK NA)		0.73%		01/06/17	3,050,000	3,050,000
RB (NYU) Series 2009A (LIQ: CITIBANK NA)	a	0.76%		01/06/17	9,900,000	9,900,000
RB (St. John's Univ) Series 2007C (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.76%		01/06/17	26,020,000	26,020,000
RB (Univ of Rochester) Series 2006A1 (LOC: BARCLAYS BANK PLC)		0.74%		01/06/17	23,555,000	23,555,000
State Personal Income Tax RB Series 2011A (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	5,935,000	5,935,000
State Personal Income Tax RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	2,000,000	2,000,000
State Personal Income Tax RB Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	8,000,000	8,000,000
State Personal Income Tax RB Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	1,875,000	1,875,000
State Personal Income Tax RB Series 2015E (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	6,250,000	6,250,000
State Sales Tax RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	3,300,000	3,300,000
State Sales Tax RB Series 2014A (LIQ: ROYAL BANK OF CANADA)	a	0.75%		01/06/17	4,500,000	4,500,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	a	0.74%		01/06/17	5,790,000	5,790,000
New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2005A3 (LOC: MIZUHO BANK LTD)		0.72%		01/06/17	5,500,000	5,500,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Fund RB Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	7,245,000	7,245,000
State Clean Water & Drinking Water Revolving Funds RB Series 2010C (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	6,600,000	6,600,000
State Clean Water & Drinking Water Revolving Funds RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	2,500,000	2,500,000
State Clean Water & Drinking Water Revolving Funds Sub RB Series 2008B (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	2,000,000	2,000,000
New York State HFA
Housing RB (100 Maiden Lane) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.77%		01/06/17	67,500,000	67,500,000
Housing RB (25 Washington St) Series 2010A (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.78%		01/06/17	15,415,000	15,414,831
Housing RB (316 11th Ave) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.75%		01/06/17	42,500,000	42,500,000
Housing RB (33 Bond St) Series 2014A (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.75%		01/06/17	25,040,000	25,040,000
Housing RB (39th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.75%		01/06/17	5,300,000	5,300,000
Housing RB (606 W 57th St) Series 2014A (LOC: WELLS FARGO BANK NA)		0.75%		01/06/17	4,000,000	4,000,000
Housing RB (606 W 57th St) Series 2016A (LOC: WELLS FARGO BANK NA)		0.72%		01/06/17	10,000,000	10,000,000
23
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Housing RB (625 W 57th St) Series 2015A2 (LOC: BANK OF NEW YORK MELLON/THE)		0.77%		01/06/17	30,055,000	30,055,000
Housing RB (855 6th Ave) Series 2015A (LOC: WELLS FARGO BANK NA)		0.73%		01/06/17	2,000,000	2,000,000
Housing RB (Biltmore Tower) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.75%		01/06/17	16,700,000	16,700,000
Housing RB (Biltmore Tower) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.75%		01/06/17	43,300,000	43,300,000
Housing RB (Capitol Green Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.86%		01/06/17	10,900,000	10,900,000
Housing RB (Gateway to New Cassel) Series 2006A (LOC: JPMORGAN CHASE BANK NA)		0.76%		01/06/17	5,700,000	5,700,000
Housing RB (Mastro West Chelsea) Series 2015A (LOC: WELLS FARGO BANK NA)		0.78%		01/06/17	15,000,000	15,000,000
Housing RB (Navy Pier Court) Series 2014A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.73%		01/06/17	12,000,000	12,000,000
Housing RB (North End Ave) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.73%		01/06/17	15,000,000	15,000,000
Housing RB (Rip Van Winkle House) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.86%		01/06/17	10,700,000	10,700,000
Housing RB (Riverside Center 2) Series 2012A (LOC: BANK OF AMERICA NA)		0.78%		01/06/17	3,000,000	3,000,000
Housing RB (Riverside Center 2) Series 2015A1 (LOC: BANK OF AMERICA NA)		0.78%		01/06/17	5,000,000	5,000,000
Housing RB (Riverside Center 2) Series 2015A2 (LOC: BANK OF AMERICA NA)		0.71%		01/06/17	18,300,000	18,300,000
Housing RB (The Victory) Series 2002A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.75%		01/06/17	10,900,000	10,900,000
Housing RB (West Village Apts) Series 2008A (LOC: CITIBANK NA)		0.76%		01/06/17	5,900,000	5,900,000
Hsg RB (Historic Front St) Series 2003A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.74%		01/06/17	9,250,000	9,250,000
Service Contract Refunding RB Series 2003 M2 (LOC: BANK OF AMERICA NA)		0.78%		01/06/17	10,010,000	10,010,000
State Personal Income Tax RB Series 2005C (LIQ: JPMORGAN CHASE BANK NA)		0.75%		01/06/17	15,000,000	15,000,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 129 (LIQ: ROYAL BANK OF CANADA)		0.73%		01/06/17	15,920,000	15,920,000
Homeowner Mortgage RB Series 147 (LIQ: JPMORGAN CHASE BANK NA)		0.77%		01/06/17	2,895,000	2,895,000
Homeowner Mortgage RB Series 153 (LIQ: BARCLAYS BANK PLC)		0.76%		01/06/17	20,900,000	20,900,000
Homeowner Mortgage RB Series 202 (LIQ: JPMORGAN CHASE BANK NA)		0.79%		01/03/17	5,000,000	5,000,000
New York State Thruway Auth
General RB Series H (LOC: US BANK NATIONAL ASSOCIATION)	a	0.76%		01/06/17	19,260,000	19,260,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2007B (ESCROW) (LIQ: BARCLAYS BANK PLC)	a	0.77%		01/06/17	6,670,000	6,670,000
State Personal Income Tax RB Series 2009A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	4,995,000	4,995,000
State Personal Income Tax RB Series 2009B1 (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	5,000,000	5,000,000
24
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
State Personal Income Tax RB Series 2013A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	7,700,000	7,700,000
State Personal Income Tax RB Series 2014A (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	7,500,000	7,500,000
Nuveen New York AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: CITIBANK NA)	a	0.81%		01/06/17	2,700,000	2,700,000
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	a	0.81%		01/06/17	40,000,000	40,000,000
NYC Muni Water Finance Auth
Water & Sewer RB Fiscal 2012 Series BB (LIQ: ROYAL BANK OF CANADA)	a	0.75%		01/06/17	10,515,000	10,515,000
Water & Sewer System 2nd General Resolution RB Fiscal 2009 Series GG-2 (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	7,300,000	7,300,000
Water & Sewer System 2nd General Resolution RB Fiscal 2012 Series BB (LIQ: BARCLAYS BANK PLC)	a	0.77%		01/06/17	4,000,000	4,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2010 Series CC (LIQ: BARCLAYS BANK PLC)		0.75%		01/06/17	21,500,000	21,500,000
Water & Sewer System 2nd Resolution RB Fiscal 2011 Series EE (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	6,175,000	6,175,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series FF (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	20,040,000	20,040,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series CC (LIQ: BARCLAYS BANK PLC)	a	0.77%		01/06/17	17,360,000	17,360,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series DD (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	4,000,000	4,000,000
Water & Sewer System RB Fiscal 2007 Series A (LIQ: BANK OF AMERICA NA)	a	0.76%		01/06/17	11,500,000	11,500,000
Water & Sewer System RB Fiscal 2008 Series BB3 (LIQ: ROYAL BANK OF CANADA)		0.72%		01/06/17	2,025,000	2,025,000
Water & Sewer System RB Fiscal 2011 Series EE (LIQ: TORONTO-DOMINION BANK/THE)	a	0.76%		01/06/17	10,000,000	10,000,000
Water & Sewer System RB Fiscal 2011 Series HH (LIQ: ROYAL BANK OF CANADA)	a	0.75%		01/06/17	14,700,000	14,700,000
Water & Sewer System RB Fiscal 2013 Series AA2 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.75%		01/06/17	6,310,000	6,310,000
Water & Sewer System RB Fiscal 2016 Series BB1 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.75%		01/06/17	10,130,000	10,130,000
Oneida Cnty Industrial Development Agency
Civic Facility RB (Mohawk Valley Community College) Series 2004A (LOC: CITIBANK NA)		0.79%		01/06/17	6,460,000	6,460,000
Port Auth of New York & New Jersey
Consolidated Bonds 148th Series (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	9,990,500	9,990,500
Consolidated Bonds 179th Series (LIQ: CITIBANK NA)	a	0.76%		01/06/17	2,580,000	2,580,000
Consolidated Bonds 193rd Series (LIQ: CITIBANK NA)	a	0.76%		01/06/17	2,400,000	2,400,000
Consolidated Bonds 194th Series (LIQ: CITIBANK NA)	a	0.76%		01/06/17	1,220,000	1,220,000
Consolidated Bonds 194th Series (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	11,800,000	11,800,000
Consolidated Bonds 197th Series (LIQ: BARCLAYS BANK PLC)	a	0.80%		01/06/17	2,380,000	2,380,000
Consolidated Bonds 198th Series (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	3,055,000	3,055,000
25
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Rockland Cnty IDA
RB (Northern Riverview) Series 1999 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.82%		01/06/17	6,665,000	6,665,000
Suffolk County IDA
Civic Facility RB (Guide Dog Foundation for the Blind) Series 2001 (LOC: JPMORGAN CHASE BANK NA)		0.79%		01/06/17	2,765,000	2,765,000
Syracuse IDA
Civic Facility Refunding RB (Crouse Health) Series 2003A (LOC: HSBC BANK USA NA)		0.78%		01/06/17	6,100,000	6,100,000
Triborough Bridge & Tunnel Auth
General RB Series 2001C (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.76%		01/06/17	13,680,000	13,680,000
General RB Series 2009A2 (LIQ: BANK OF AMERICA NA)	a	0.78%		01/06/17	6,500,000	6,500,000
General RB Series 2013C (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	6,665,000	6,665,000
General Refunding RB Series 2005B3 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.76%		01/06/17	17,185,000	17,185,000
Utility Debt Securitization Auth
Restructuring Bonds Series 2013TE (LIQ: CREDIT SUISSE AG)	a	0.73%		01/06/17	21,665,000	21,665,000
Restructuring Bonds Series 2013TE (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	3,355,000	3,355,000
Warren & Wash Cnty Ind Dev Agy
RB (The Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.78%		01/06/17	8,670,000	8,670,000
Total Variable-Rate Municipal Securities
(Cost $1,520,265,331)						1,520,265,331

End of Investments.

At 12/31/16, the tax basis cost of the fund's investments was $1,799,199,179.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $658,815,500 or 37.1% of net assets.

26
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district

At December 31, 2016, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2016. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
27
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab New York Municipal Money Fund
Statement of Assets and Liabilities

As of December 31, 2016
Assets
Investments, at cost and value (Note 2a)		$1,799,199,179
Cash		161,898
Receivables:
Investments sold		20,002,203
Interest		3,302,768
Fund shares sold		670,000
Prepaid expenses	+	19,452
Total assets		1,823,355,500
Liabilities
Payables:
Investments bought		44,760,119
Investment adviser and administrator fees		506,738
Shareholder service fees		119,079
Fund shares redeemed		9,314
Distributions to shareholders		5,528
Accrued expenses	+	100,117
Total liabilities		45,500,895
Net Assets
Total assets		1,823,355,500
Total liabilities	–	45,500,895
Net assets		$1,777,854,605
Net Assets by Source
Capital received from investors		1,777,854,605

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$1,568,725,008		1,566,745,919		$1.00
Value Advantage Shares	$209,129,597		208,853,007		$1.00

28
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab New York Municipal Money Fund
Statement of Operations

For the period January 1, 2016 through December 31, 2016
Investment Income
Interest		$8,364,580
Expenses
Investment adviser and administrator fees		6,248,453
Shareholder service fees:
Sweep Shares		5,799,421
Value Advantage Shares		444,206
Portfolio accounting fees		121,418
Professional fees		39,775
Independent trustees' fees		38,552
Registration fees		37,539
Custodian fees		37,010
Shareholder reports		36,951
Transfer agent fees		25,902
Interest expense		1,216
Other expenses	+	29,176
Total expenses		12,859,619
Expense reduction by CSIM and its affiliates	–	5,278,463
Net expenses	–	7,581,156
Net investment income		783,424
Realized Gains (Losses)
Net realized gains on investments		102,532
Increase in net assets resulting from operations		$885,956
29
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab New York Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/16-12/31/16		1/1/15-12/31/15
Net investment income		$783,424	$186,684
Net realized gains	+	102,532	503,722
Increase in net assets from operations		885,956	690,406
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(542,837)	(164,066)
Value Advantage Shares	+	(240,587)	(22,618)
Total distributions from net investment income		(783,424)	(186,684)
Distributions from net realized gains
Sweep Shares		(40,011)	(253,655)
Value Advantage Shares	+	(5,316)	(30,776)
Total distributions from net realized gains		(45,327)	(284,431)
Total distributions		(828,751)	(471,115)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		3,896,072,969	4,151,162,742
Value Advantage Shares	+	73,941,272	41,486,055
Total shares sold		3,970,014,241	4,192,648,797
Shares Reinvested
Sweep Shares		577,563	414,146
Value Advantage Shares	+	227,120	50,000
Total shares reinvested		804,683	464,146
Shares Redeemed
Sweep Shares		(4,056,312,696)	(4,181,142,969)
Value Advantage Shares	+	(74,773,398)	(68,562,614)
Total shares redeemed		(4,131,086,094)	(4,249,705,583)
Net transactions in fund shares		(160,267,170)	(56,592,640)
Net Assets
Beginning of period		1,938,064,570	1,994,437,919
Total decrease	+	(160,209,965)	(56,373,349)
End of period		$1,777,854,605	$1,938,064,570
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
30
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab New Jersey Municipal Money Fund
Financial Statements
Financial Highlights
	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	—	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.02%	0.01%	0.02%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.41% [3]	0.08% [3]	0.09% [3]	0.15% [3]	0.21% [3]
Gross operating expenses	0.74%	0.75%	0.74%	0.74%	0.74%
Net investment income (loss)	0.02%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$655	$625	$607	$622	$635

1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
31
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab New Jersey Municipal Money Fund
Portfolio Holdings as of December 31, 2016

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
29.1%	Fixed-Rate Municipal Securities	190,457,578	190,457,578
55.7%	Variable-Rate Municipal Securities	364,593,000	364,593,000
84.8%	Total Investments	555,050,578	555,050,578
15.2%	Other Assets and Liabilities, Net		99,690,858
100.0%	Net Assets		654,741,436

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 29.1% of net assets
New Jersey 29.1%
Brick Township
BAN		2.00%		07/26/17	6,400,000	6,437,845
Burlington Cnty Bridge Commission
Lease RB Series 2016B		2.00%		04/26/17	6,700,000	6,724,686
Sub RAN Series 2016		2.00%		11/16/17	6,000,000	6,059,772
East Brunswick
BAN Series 2016		2.00%		07/27/17	5,789,550	5,828,622
Edgewater
BAN Series 2016		2.00%		07/21/17	12,000,000	12,065,423
Edison Township
BAN		2.00%		02/10/17	6,700,000	6,710,508
Fort Lee
BAN 2016		2.00%		11/10/17	6,000,000	6,057,603
Freehold Township
BAN 2016		2.25%		11/17/17	4,594,000	4,649,098
Hamilton Township
BAN Series 2016		2.00%		06/08/17	5,000,000	5,026,847
Hoboken
BAN Series 2016A		2.25%		03/14/17	12,390,000	12,429,446
Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 2016A-1		2.25%		04/19/17	300,000	301,146
Cnty-Guaranteed Pooled Notes Series 2016B1		2.00%		06/27/17	5,800,000	5,833,470
Little Ferry
BAN Series 2016		2.25%		04/27/17	5,182,356	5,206,336
32
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab New Jersey Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Livingston Township
BAN Series 2016		2.00%		01/11/17	6,300,000	6,302,135
BAN Series 2016		2.00%		03/23/17	3,000,000	3,007,791
Middlesex Cnty
GO Bonds Series 2013		2.00%		01/15/17	2,845,000	2,846,344
Montclair Township
GO BAN		2.50%		11/03/17	6,000,000	6,081,258
New Jersey Educational Facilities Auth
CP (Princeton Univ) Series 1997A		0.88%		01/05/17	7,500,000	7,500,000
CP (Princeton Univ) Series 1997A		0.70%		03/02/17	5,000,000	5,000,000
Ocean City
BAN Series 2016B		2.00%		06/15/17	2,500,000	2,512,998
Port Auth of New York & New Jersey
CP Series A		0.85%		03/16/17	1,200,000	1,200,000
CP Series B		0.77%		01/18/17	19,000,000	19,000,000
CP Series B		0.67%		02/02/17	6,000,000	6,000,000
CP Series B		0.68%		02/16/17	17,495,000	17,495,000
CP Series B		0.75%		02/23/17	6,170,000	6,170,000
CP Series B		0.75%		03/02/17	1,470,000	1,470,000
Readington Township
BAN Series 2016		2.00%		02/02/17	5,500,000	5,506,775
Rutgers State Univ
CP Series A&B (LIQ: WELLS FARGO BANK NA)		0.68%		01/11/17	9,000,000	9,000,000
Stafford Township
BAN Series 2016A		2.00%		05/11/17	5,000,000	5,020,482
Woodland Park
GO BAN Series 2016		2.00%		06/02/17	3,000,000	3,013,993
Total Fixed-Rate Municipal Securities
(Cost $190,457,578)						190,457,578

Variable-Rate Municipal Securities 55.7% of net assets
New Jersey 46.9%
Delaware River Port Auth
Refunding RB Series 2010B (LOC: BARCLAYS BANK PLC)		0.74%		01/06/17	3,445,000	3,445,000
Gloucester Cnty Pollution Control Financing Auth
Pollution Control Refunding RB (ExxonMobil) Series 2003		0.18%		01/03/17	14,365,000	14,365,000
Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 1986 (LOC: TD BANK NA)		0.69%		01/06/17	5,000,000	5,000,000
New Jersey Economic Development Auth
GO Lease RB (Rutgers Univ) Series 2013 (LIQ: CREDIT SUISSE AG)	a	0.75%		01/06/17	4,000,000	4,000,000
Motor Vehicle Surchages RB Series 2004A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: BANK OF AMERICA NA)	a	0.84%		01/06/17	5,715,000	5,715,000
RB (Applewood Estates) Series 2005B (LOC: TD BANK NA)		0.68%		01/06/17	7,000,000	7,000,000
RB (Cooper Health) Series 2008A (LOC: TD BANK NA)		0.70%		01/06/17	6,100,000	6,100,000
Transportation System Bonds Series 2005B & 2006A & School Facilities Construction Refunding Bonds Series 2005K (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.76%		01/06/17	19,904,000	19,904,000
33
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab New Jersey Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New Jersey Educational Facilities Auth
Refunding RB (Seton Hall Univ) Series 2008D (LOC: TD BANK NA)		0.64%		01/06/17	10,615,000	10,615,000
New Jersey Health Care Facilities Financing Auth
Hospital Capital Asset RB Series 1985A (LOC: JPMORGAN CHASE BANK NA)		0.68%		01/06/17	18,715,000	18,715,000
RB (Atlantic Health) Series 2008B (LOC: BANK OF AMERICA NA)		0.72%		01/06/17	14,500,000	14,500,000
RB (Atlantic Health) Series 2008C (LOC: JPMORGAN CHASE BANK NA)		0.72%		01/06/17	16,160,000	16,160,000
RB (Composite Program) Series 2006A3 (LOC: JPMORGAN CHASE BANK NA)		0.83%		01/06/17	2,905,000	2,905,000
RB (Composite Program) Series 2006A5 (LOC: WELLS FARGO BANK NA)		0.69%		01/06/17	3,000,000	3,000,000
RB (Meridian Health) Series 2003A (LOC: JPMORGAN CHASE BANK NA)		0.72%		01/06/17	16,800,000	16,800,000
RB (Robert Wood Johnson Univ Hospital) Series 2014B (LOC: TD BANK NA)		0.68%		01/06/17	13,050,000	13,050,000
RB (Virtua Health Issue) Series 2009 (LOC: JPMORGAN CHASE BANK NA)		0.57%		01/03/17	1,100,000	1,100,000
RB (Virtua Health) Series 2004 (LOC: WELLS FARGO BANK NA)		0.68%		01/06/17	11,070,000	11,070,000
RB (Virtua Health) Series 2009 (LOC: JPMORGAN CHASE BANK NA)		0.66%		01/03/17	15,300,000	15,300,000
RB (Virtua Health) Series 2009E (LOC: TD BANK NA)		0.66%		01/06/17	1,000,000	1,000,000
New Jersey Housing & Mortgage Finance Agency
M/F Housing RB 2013 Series 5 (LOC: CITIBANK NA)		0.69%		01/06/17	42,370,000	42,370,000
M/F Housing RB Series 2005F (LOC: BANK OF AMERICA NA)		0.74%		01/06/17	2,420,000	2,420,000
M/F Housing RB Series 2006A (LOC: BANK OF AMERICA NA)		0.75%		01/06/17	1,000,000	1,000,000
M/F Housing RB Series 2007G (LOC: BANK OF AMERICA NA)		0.75%		01/06/17	3,100,000	3,100,000
M/F Housing RB Series 2008B (LOC: BANK OF AMERICA NA)		0.73%		01/06/17	8,300,000	8,300,000
S/F Housing RB Series 2008BB (LIQ: TD BANK NA)		0.69%		01/06/17	11,500,000	11,500,000
S/F Housing RB Series 2008BB (LIQ: TD BANK NA)		0.72%		01/06/17	9,500,000	9,500,000
New Jersey Transportation Trust Fund Auth
Transportation System RB Series 2006A & 2009A (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.76%		01/06/17	6,000,000	6,000,000
Port Auth of New York & New Jersey
Consolidated Bonds 169th Series (LIQ: TORONTO-DOMINION BANK/THE)	a	0.82%		01/06/17	2,200,000	2,200,000
Consolidated Bonds 194th Series (LIQ: CITIBANK NA)	a	0.76%		01/06/17	1,220,000	1,220,000
Consolidated Bonds 198th series (LIQ: CITIBANK NA)	a	0.72%		01/06/17	3,750,000	3,750,000
Rutgers State Univ
GO Bonds Series 2009G		0.60%		01/03/17	2,000,000	2,000,000
GO Bonds Series 2013L (LIQ: BANK OF AMERICA NA)	a	0.76%		01/06/17	7,700,000	7,700,000
GO Refunding Bonds Series 2002A		0.57%		01/03/17	850,000	850,000
GO Refunding Bonds Series 2013J (LIQ: CITIBANK NA)	a	0.76%		01/06/17	4,340,000	4,340,000
Union Cnty Pollution Control Finance Auth
Refunding RB (Exxon) Series 1989		0.18%		01/03/17	4,630,000	4,630,000
Refunding RB (Exxon) Series 1994		0.18%		01/03/17	6,400,000	6,400,000
						307,024,000
Colorado 0.3%
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP PARIBAS SA)		0.78%		01/06/17	2,275,000	2,275,000
34
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab New Jersey Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Georgia 1.3%
Atkinson Cnty-Coffee Cnty Jt Development Auth
Solid Waste Disposal RB (Langboard) Series 2008 (LOC: WELLS FARGO BANK NA)		0.74%		01/06/17	6,000,000	6,000,000
Macon Water Auth
Water & Sewer RB Series 2012		0.78%		01/06/17	2,450,000	2,450,000
						8,450,000
Idaho 1.5%
Power Cnty IDA
Solid Waste Disposal RB (J.R. Simplot Co) Series 2012 (LOC: COOPERATIEVE RABOBANK UA)		0.85%		01/06/17	10,000,000	10,000,000
Illinois 0.6%
Chicago
M/F Housing RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO HARRIS BANK NA)		0.77%		01/06/17	2,474,000	2,474,000
M/F Housing RB (Renaissance St Luke) Series 2008 (LOC: BMO HARRIS BANK NA)		0.80%		01/06/17	1,540,000	1,540,000
						4,014,000
New York 3.6%
New York City
GO Bonds Fiscal 2015 Series F4 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.75%		01/06/17	18,450,000	18,450,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2015 Series S2 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.76%		01/06/17	5,000,000	5,000,000
						23,450,000
North Carolina 0.4%
Davidson Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Childress Winery) Series 2004 (LOC: BRANCH BANKING AND TRUST COMPANY)		0.82%		01/06/17	2,500,000	2,500,000
Ohio 1.1%
Middletown
Hospital Facilities RB (Atrium Medical Center) Series 2008B (LOC: PNC BANK NATIONAL ASSOCIATION)		0.75%		01/06/17	6,880,000	6,880,000
Total Variable-Rate Municipal Securities
(Cost $364,593,000)						364,593,000

End of Investments.

At 12/31/16, the tax basis cost of the fund's investments was $555,050,578.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $59,829,000 or 9.1% of net assets.

35
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab New Jersey Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district

At December 31, 2016, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2016. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
36
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab New Jersey Municipal Money Fund
Statement of Assets and Liabilities

As of December 31, 2016
Assets
Investments, at cost and value (Note 2a)		$555,050,578
Cash		147,170
Receivables:
Investments sold		98,172,940
Interest		1,644,973
Prepaid expenses	+	15,976
Total assets		655,031,637
Liabilities
Payables:
Investment adviser and administrator fees		234,039
Distributions to shareholders		294
Accrued expenses	+	55,868
Total liabilities		290,201
Net Assets
Total assets		655,031,637
Total liabilities	–	290,201
Net assets		$654,741,436
Net Assets by Source
Capital received from investors		654,743,669
Net realized capital losses		(2,233)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$654,741,436		654,098,448		$1.00

37
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab New Jersey Municipal Money Fund
Statement of Operations

For the period January 1, 2016 through December 31, 2016
Investment Income
Interest		$2,674,677
Expenses
Investment adviser and administrator fees		2,221,711
Shareholder service fees		2,221,711
Portfolio accounting fees		90,086
Professional fees		35,465
Independent trustees' fees		34,206
Registration fees		22,668
Custodian fees		18,173
Shareholder reports		14,050
Transfer agent fees		10,615
Interest expense		531
Other expenses	+	10,457
Total expenses		4,679,673
Expense reduction by CSIM and its affiliates	–	2,102,303
Net expenses	–	2,577,370
Net investment income		97,307
Realized Gains (Losses)
Net realized gains on investments		18,692
Increase in net assets resulting from operations		$115,999
38
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab New Jersey Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/16-12/31/16		1/1/15-12/31/15
Net investment income		$97,307	$60,203
Net realized gains (losses)	+	18,692	(20,925)
Increase in net assets from operations		115,999	39,278
Distributions to Shareholders
Distributions from net investment income		(97,307)	(60,203)
Transactions in Fund Shares*
Shares sold		1,182,823,831	1,203,410,255
Shares reinvested		95,927	59,010
Shares redeemed	+	(1,152,759,912)	(1,186,350,764)
Net transactions in fund shares		30,159,846	17,118,501
Net Assets
Beginning of period		624,562,898	607,465,322
Total increase	+	30,178,538	17,097,576
End of period		$654,741,436	$624,562,898
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
39
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab Pennsylvania Municipal Money Fund
Financial Statements
Financial Highlights
	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.04%	0.01%	0.02%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.41% [3]	0.09% [3]	0.09% [3]	0.14% [3]	0.20% [3]
Gross operating expenses	0.75%	0.75%	0.75%	0.74%	0.75%
Net investment income (loss)	0.03%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$418	$526	$542	$518	$552

1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
40
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings as of December 31, 2016

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
21.6%	Fixed-Rate Municipal Securities	90,585,746	90,585,746
78.3%	Variable-Rate Municipal Securities	327,401,361	327,401,361
99.9%	Total Investments	417,987,107	417,987,107
0.1%	Other Assets and Liabilities, Net		399,029
100.0%	Net Assets		418,386,136

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 21.6% of net assets
Pennsylvania 21.6%
Allegheny Cnty IDA
RB (St. Joseph HS) Series 2009 (LOC: PNC BANK NATIONAL ASSOCIATION)		1.20%		12/01/17	7,000,000	7,000,000
Pennsylvania
GO Bonds Series 2010A		5.00%		02/15/17	575,000	577,920
Pennsylvania Economic Development Financing Auth
Unemployment Compensation RB Series 2012A		5.00%		07/01/17	1,165,000	1,188,302
Pennsylvania Infrastruction Investment Auth
GP CP Series 2016A (LIQ: JPMORGAN CHASE BANK NA)		0.73%		02/01/17	3,900,000	3,900,000
Pennsylvania State Univ
Refunding RB Series 2009B		0.66%		06/01/17	13,000,000	13,000,000
Philadelphia
Airport Revenue CP Series B3 (LOC: WELLS FARGO BANK NA)		0.83%		03/08/17	4,600,000	4,600,000
TRAN Series 2016A		2.00%		06/30/17	3,800,000	3,819,524
Philadelphia Gas Works
CP Series G1 & Sub Series 1 (LOC: JPMORGAN CHASE BANK NA)		0.66%		01/05/17	27,500,000	27,500,000
Univ of Pittsburgh
Univ Refunding Bonds Series 2005C		0.70%		03/01/17	20,000,000	20,000,000
Washington Cnty Hospital Auth
Hospital RB (Washington Hospital) Series 2001B (LOC: PNC BANK NATIONAL ASSOCIATION)		0.80%		07/01/17	3,000,000	3,000,000
Hospital RB (Washington Hospital) Series 2007A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.80%		07/01/17	6,000,000	6,000,000
Total Fixed-Rate Municipal Securities
(Cost $90,585,746)						90,585,746

41
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Municipal Securities 78.3% of net assets
Pennsylvania 68.7%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010F (LIQ: JPMORGAN CHASE BANK NA)	a	0.77%		01/03/17	4,555,000	4,555,000
Allegheny Cnty IDA
Health Care RB (Vincentian Collaborative) Series 2008B (LOC: PNC BANK NATIONAL ASSOCIATION)		0.78%		01/06/17	4,000,000	4,000,000
Beaver Cnty IDA
Environmental Improvement RB (BASF Corp) Series 1997		0.84%		01/06/17	10,800,000	10,800,000
Bucks Cnty IDA
Hospital RB (Grand View Hospital) Series 2008A (LOC: TD BANK NA)		0.70%		01/06/17	16,085,000	16,085,000
Butler Cnty Hospital Auth
RB (Concordia Lutheran) Series 2012A (LOC: BMO HARRIS BANK NA)		0.77%		01/06/17	1,300,000	1,300,000
Chambersburg Municipal Auth
RB (Wilson College) Series 2007 (LOC: BANK OF AMERICA NA)		0.74%		01/06/17	18,980,000	18,980,000
Delaware Cnty IDA
Airport Facilities Refunding RB (UPS) Series 2015		0.82%		01/03/17	7,860,000	7,860,000
Erie Cnty Hospital Auth
RB (St. Vincent Health Center) Series 2010B (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.77%		01/06/17	18,470,000	18,470,000
Geisinger Auth
Health System RB (Geisinger Health) 2005A (LIQ: TD BANK NA)		0.70%		01/03/17	12,800,000	12,800,000
Indiana Cnty Hospital Auth
Hospital RB (Indiana Regional Medical Center) Series 2014B (LOC: PNC BANK NATIONAL ASSOCIATION)		0.78%		01/06/17	6,800,000	6,800,000
Lancaster Cnty Hospital Auth
Health Center RB (Masonic Homes) Series 2008D (LOC: JPMORGAN CHASE BANK NA)		0.68%		01/03/17	3,300,000	3,300,000
Luzerne Cnty Convention Center Auth
Hotel Room Rental Tax RB Series 2012 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.78%		01/06/17	3,900,000	3,900,000
Lycoming Cnty Auth
RB (Lycoming College) Series 2013S-1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.77%		01/06/17	4,175,000	4,175,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Kingswood Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.74%		01/06/17	8,010,000	8,010,000
Northampton Cnty
RB (Binney & Smith) Series 1997A (LOC: JPMORGAN CHASE BANK NA)		0.84%		01/06/17	7,500,000	7,500,000
RB (Binney & Smith) Series 1997B (LOC: JPMORGAN CHASE BANK NA)		0.89%		01/06/17	335,000	335,000
Pennsylvania
GO Bonds 1st Series of 2012 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.76%		01/06/17	2,000,000	2,000,000
GO Bonds First Series 2014 (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	1,000,000	1,000,000
GO Refunding Bonds Third Series 2004 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.76%		01/06/17	14,610,000	14,610,000
42
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Pennsylvania Economic Development Financing Auth
Economic Development RB Series 2005B2 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.90%		01/06/17	1,900,000	1,900,000
RB (Salem Rd) Series 2007D1 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.90%		01/06/17	1,000,000	1,000,000
RB (Solar Innovations) Series 2007 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		1.02%		01/06/17	5,605,000	5,605,000
RB (Univ of Pittsburgh Medical Center) Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	a	0.82%		01/06/17	1,665,000	1,665,000
RB Series (Univ Pittsburgh Medical Center) Series 2016 (LIQ: BARCLAYS BANK PLC)	a	0.80%		01/06/17	3,605,000	3,605,000
Pennsylvania HFA
S/F Mortgage RB Series 2002-75A (LIQ: ROYAL BANK OF CANADA)		0.75%		01/06/17	4,500,000	4,500,000
S/F Mortgage RB Series 2004-81C (LIQ: ROYAL BANK OF CANADA)		0.75%		01/06/17	6,805,000	6,805,000
S/F Mortgage RB Series 2005-91B (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.75%		01/06/17	28,010,000	28,010,000
S/F Mortgage RB Series 2006-93B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.75%		01/06/17	3,145,000	3,145,000
S/F Mortgage RB Series 2007-97A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.78%		01/06/17	191,361	191,361
S/F Mortgage RB Series 2013-115A (LIQ: JPMORGAN CHASE BANK NA)	a	0.82%		01/06/17	4,510,000	4,510,000
Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Indep Colleges & Univs of PA) Series 2001-I1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.77%		01/06/17	5,300,000	5,300,000
Refunding RB (Univ of Pennsylvania Health System) Series 2016C (LIQ: BANK OF AMERICA NA)	a	0.79%		01/06/17	4,095,000	4,095,000
Pennsylvania State Turnpike Commission
Registration Fee Refunding RB Series 2005A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.76%		01/06/17	6,905,000	6,905,000
Philadelphia
GO Refunding Bonds Series 2009B (LOC: BARCLAYS BANK PLC)		0.74%		01/06/17	16,000,000	16,000,000
Water & Wastewater RB Series 1997B (LOC: TD BANK NA)		0.70%		01/06/17	5,700,000	5,700,000
Philadelphia IDA
Refunding RB Series 2007-B2 (LOC: TD BANK NA)		0.70%		01/06/17	1,800,000	1,800,000
St. Mary Hospital Auth
Health System RB (Catholic Health East) Series 2012B		0.70%		01/06/17	15,800,000	15,800,000
Washington Cnty Auth
Refunding RB (Univ of Pennsylvania) Series 2004		0.68%		01/06/17	19,970,000	19,970,000
Washington Cnty Hospital Auth
Hospital RB (Monongahela Valley Hospital) Series 2011A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.78%		01/06/17	4,540,000	4,540,000
						287,526,361
Alabama 0.2%
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: FEDERAL HOME LOAN BANKS)		0.88%		01/06/17	935,000	935,000
Arizona 0.3%
Pinal Cnty IDA
RB (D.A. Holdings) Series 2002 (LOC: WELLS FARGO BANK NA)		0.87%		01/06/17	1,100,000	1,100,000
43
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California 0.8%
California
GO Bonds Series 2004A-1 (LOC: CITIBANK NA)		0.64%		01/03/17	820,000	820,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2009C2		0.69%		01/06/17	2,400,000	2,400,000
Sacramento Cnty Housing Auth
M/F Housing RB (Sierra Sunrise Sr Apts) Series 2004D (LOC: CITIBANK NA)		0.76%		01/06/17	100,000	100,000
						3,320,000
Delaware 0.4%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010B		0.72%		01/06/17	1,500,000	1,500,000
Florida 0.6%
Brevard Cnty HFA
M/F Housing RB (Wickham Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.75%		01/06/17	2,360,000	2,360,000
Georgia 1.2%
Georgia Municipal Electric Auth
RB Series 1985B (LOC: BARCLAYS BANK PLC)		0.75%		01/06/17	5,000,000	5,000,000
Illinois 1.9%
Illinois Finance Auth
RB (YMCA of Metropolitan Chicago) Series 2001 (LOC: BMO HARRIS BANK NA)		0.73%		01/06/17	3,000,000	3,000,000
Illinois Housing Development Auth
M/F Housing RB (Sterling Towers) Series 2001 (LOC: BMO HARRIS BANK NA)		0.98%		01/06/17	2,965,000	2,965,000
Lake Cnty
IDRB (Northpoint Assoc) Series 1994 (LOC: NORTHERN TRUST COMPANY (THE))		0.78%		01/06/17	2,200,000	2,200,000
						8,165,000
Maryland 0.2%
Montgomery Cnty Housing Opportunities Commission
Housing RB (Oakfield Apts) Series 2005I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.74%		01/06/17	650,000	650,000
Mississippi 0.4%
Mississippi Business Finance Corp
IDRB (Chevron) Series 2007C		0.69%		01/03/17	1,570,000	1,570,000
New York 0.4%
New York City
GO Bonds Fiscal 2013 Series A3 (LOC: MIZUHO BANK LTD)		0.76%		01/03/17	935,000	935,000
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2014 Series D4 (LIQ: MIZUHO BANK LTD)		0.77%		01/03/17	950,000	950,000
						1,885,000
44
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
North Carolina 0.2%
North Carolina Ports Auth
Exempt Facility RB (Wilmington Bulk) Series 2001A (LOC: BRANCH BANKING AND TRUST COMPANY)		0.82%		01/06/17	675,000	675,000
Utah 0.3%
Murray
Hospital RB (IHC Health Services) Series 2003B		0.68%		01/06/17	1,400,000	1,400,000
Washington 1.4%
Port Bellingham IDA
IDRB (Hempler Foods Group) Series 2006 (LOC: BMO HARRIS BANK NA)		0.80%		01/06/17	3,000,000	3,000,000
Washington State Housing Finance Commission
M/F RB (Park Vista Retirement) Series 2005A (LOC: FEDERAL HOME LOAN BANKS)		0.73%		01/06/17	2,680,000	2,680,000
						5,680,000
Wyoming 1.3%
Lincoln Cnty
Pollution Control RB (Exxon) Series 1987B		0.66%		01/03/17	5,635,000	5,635,000
Total Variable-Rate Municipal Securities
(Cost $327,401,361)						327,401,361

End of Investments.

At 12/31/16, the tax basis cost of the fund's investments was $417,987,107.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $43,136,361 or 10.3% of net assets.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district

45
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

At December 31, 2016, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2016. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
46
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab Pennsylvania Municipal Money Fund
Statement of Assets and Liabilities

As of December 31, 2016
Assets
Investments, at cost and value (Note 2a)		$417,987,107
Cash		142,573
Receivables:
Interest		427,253
Prepaid expenses	+	15,687
Total assets		418,572,620
Liabilities
Payables:
Investment adviser and administrator fees		140,979
Distributions to shareholders		283
Accrued expenses	+	45,222
Total liabilities		186,484
Net Assets
Total assets		418,572,620
Total liabilities	–	186,484
Net assets		$418,386,136
Net Assets by Source
Capital received from investors		418,386,136

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$418,386,136		418,029,350		$1.00

47
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab Pennsylvania Municipal Money Fund
Statement of Operations

For the period January 1, 2016 through December 31, 2016
Investment Income
Interest		$1,999,914
Expenses
Investment adviser and administrator fees		1,596,655
Shareholder service fees		1,596,655
Portfolio accounting fees		86,627
Professional fees		41,903
Independent trustees' fees		33,704
Registration fees		23,629
Custodian fees		22,417
Shareholder reports		11,210
Transfer agent fees		9,691
Interest expense		498
Other expenses	+	7,845
Total expenses		3,430,834
Expense reduction by CSIM and its affiliates	–	1,566,122
Net expenses	–	1,864,712
Net investment income		135,202
Realized Gains (Losses)
Net realized gains on investments		83,605
Increase in net assets resulting from operations		$218,807
48
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab Pennsylvania Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/16-12/31/16		1/1/15-12/31/15
Net investment income		$135,202	$48,239
Net realized gains	+	83,605	27,190
Increase in net assets from operations		218,807	75,429
Distributions to Shareholders
Distributions from net investment income		(135,202)	(48,239)
Distributions from net realized gains	+	(45,880)	(15,934)
Total distributions		(181,082)	(64,173)
Transactions in Fund Shares*
Shares sold		1,027,092,998	1,226,791,074
Shares reinvested		179,128	62,691
Shares redeemed	+	(1,135,141,190)	(1,242,469,162)
Net transactions in fund shares		(107,869,064)	(15,615,397)
Net Assets
Beginning of period		526,217,475	541,821,616
Total decrease	+	(107,831,339)	(15,604,141)
End of period		$418,386,136	$526,217,475
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
49
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab Massachusetts Municipal Money Fund
Financial Statements
Financial Highlights
	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.04%	0.04%	0.02%	0.01%	0.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.40% [3]	0.08% [3]	0.10% [3]	0.13% [3]	0.19% [3]
Gross operating expenses	0.75%	0.77%	0.75%	0.75%	0.75%
Net investment income (loss)	0.02%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$437	$460	$446	$430	$499

1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
50
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings as of December 31, 2016

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
12.4%	Fixed-Rate Municipal Securities	54,069,776	54,069,776
86.8%	Variable-Rate Municipal Securities	379,169,212	379,169,212
99.2%	Total Investments	433,238,988	433,238,988
0.8%	Other Assets and Liabilities, Net		3,556,321
100.0%	Net Assets		436,795,309

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 12.4% of net assets
Massachusetts 12.4%
Brockton
BAN Series 2016		2.00%		06/30/17	3,300,000	3,318,878
Holbrook
BAN 2016		2.00%		06/02/17	3,765,000	3,783,662
Massachusetts Bay Transportation Auth
CP Sales Tax BAN Series A (LIQ: US BANK NATIONAL ASSOCIATION)		0.74%		01/17/17	22,000,000	22,000,000
Massachusetts HFA
Housing Bonds Series 2008B		5.25%		06/01/17	185,000	188,142
Massaschusetts Port Auth
CP Notes Series 2012A & 2012B (LOC: TD BANK NA)		0.69%		02/08/17	12,000,000	12,000,000
Plymouth
GO BAN Series 2016		2.00%		05/04/17	4,000,000	4,016,714
Quincy
GO BAN		2.00%		01/20/17	3,000,000	3,002,371
Stoughton
GO BAN Series 2016		2.00%		06/30/17	3,000,000	3,018,345
Wilmington
GO BAN		2.00%		06/30/17	2,725,000	2,741,664
Total Fixed-Rate Municipal Securities
(Cost $54,069,776)						54,069,776

51
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Municipal Securities 86.8% of net assets
Massachusetts 76.9%
Massachusetts
GO Bonds Series 2007A (LIQ: SOCIETE GENERALE SA)	a	0.73%		01/06/17	4,000,000	4,000,000
GO Bonds Series 2007C (ESCROW) (LIQ: SOCIETE GENERALE SA)	a	0.73%		01/06/17	12,250,000	12,250,000
GO Bonds Series 2007C (LIQ: CITIBANK NA)	a	0.76%		01/06/17	4,500,000	4,500,000
GO Bonds Series 2007C (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	3,900,000	3,900,000
GO Bonds Series 2012D		1.06%		01/01/17	5,450,000	5,450,000
GO Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.76%		01/06/17	1,500,000	1,500,000
GO Refunding Bonds Series 2001C (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.71%		01/06/17	2,100,000	2,100,000
GO Refunding Bonds Series 2013A		1.08%	01/05/17	02/01/17	3,000,000	3,000,212
GO Refunding Bonds Series 2015C (LOC: JPMORGAN CHASE BANK NA)	a	0.77%		01/03/17	19,000,000	19,000,000
GO Refunding Bonds Series 2016G (LIQ: BARCLAYS BANK PLC)	a	0.76%		01/06/17	3,330,000	3,330,000
Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2005A & 2006B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.76%		01/06/17	6,500,000	6,500,000
Sr Sales Tax bonds Series 2005B (LIQ: CITIBANK NA)	a	0.76%		01/06/17	9,900,000	9,900,000
Transportation System Bonds Series 2000A1 (LIQ: BARCLAYS BANK PLC)		0.70%		01/06/17	2,675,000	2,675,000
Massachusetts Clean Water Trust
Pool Program Refunding Bonds Series 2006 (LIQ: CREDIT SUISSE AG)	a	0.75%		01/06/17	8,195,000	8,195,000
State Revolving Fund Bonds Series 14 (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	6,665,000	6,665,000
Massachusetts Dept of Transportation
Metropolitan Highway System Sr RB Series 2010A2 (LOC: BARCLAYS BANK PLC)		0.70%		01/06/17	16,900,000	16,900,000
Metropolitan Highway System Sub RB Series 2010A2 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.67%		01/06/17	6,055,000	6,055,000
Metropolitan Highway System Sub RB Series 2010A6 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.71%		01/06/17	1,800,000	1,800,000
Massachusetts Development Finance Agency
Education RB (Cushing Academy) Series 2004 (LOC: TD BANK NA)		0.77%		01/06/17	2,385,000	2,385,000
First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: BANK OF AMERICA NA)		0.82%		01/06/17	2,440,000	2,440,000
RB (Boston Univ) Series U3 (LOC: NORTHERN TRUST COMPANY (THE))		0.69%		01/06/17	7,600,000	7,600,000
RB (CIL Realty of MA) Series 2016 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.76%		01/06/17	10,000,000	10,000,000
RB (CIL Realty) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.76%		01/06/17	6,020,000	6,020,000
RB (CIL Realty) Series 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.76%		01/06/17	7,955,000	7,955,000
RB (College of the Holy Cross) Series 2002 (LIQ: CREDIT SUISSE AG)	a	0.85%		01/06/17	5,050,000	5,050,000
RB (Harvard Univ) Series 2016A (LIQ: WELLS FARGO BANK NA)	a	0.75%		01/06/17	3,750,000	3,750,000
RB (Marine Biological Laboratory) Series 2006 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.77%		01/06/17	6,960,000	6,960,000
RB (Partners Healthcare) Series 2011K2 (LIQ: BARCLAYS BANK PLC)		0.74%		01/06/17	7,100,000	7,100,000
52
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Partners HealthCare) Series 2014M2 (LOC: BANK OF NEW YORK MELLON/THE)		0.76%		01/06/17	1,345,000	1,345,000
RB (Partners HealthCare) Series 2014M4 (LIQ: MORGAN STANLEY BANK NA)	a	0.75%		01/06/17	4,170,000	4,170,000
RB (Partners HealthCare) Series 2015O-1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	1,600,000	1,600,000
RB (Partners HealthCare) Series 2016Q (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	1,350,000	1,350,000
Massachusetts Health & Educational Facilities Auth
RB (Amherst College) Series 2005I		0.70%		01/06/17	8,560,000	8,560,000
RB (Baystate Med Ctr) Series 2009J2 (LOC: JPMORGAN CHASE BANK NA)		0.71%		01/03/17	9,310,000	9,310,000
RB (Baystate Medical Center) Series 2005G (LOC: WELLS FARGO BANK NA)		0.68%		01/03/17	9,205,000	9,205,000
RB (Capital Asset Program) Series M2 (LOC: BANK OF AMERICA NA)		0.74%		01/06/17	2,040,000	2,040,000
RB (Capital Asset Program) Series M4A (LOC: BANK OF AMERICA NA)		0.74%		01/06/17	3,605,000	3,605,000
RB (Great Brook Valley Health Center) Series 2006A (LOC: TD BANK NA)		0.73%		01/06/17	3,060,000	3,060,000
RB (Harvard Univ) Series Y		0.70%		01/06/17	15,900,000	15,900,000
RB (MIT) Series 2001J1		0.68%		01/06/17	11,600,000	11,600,000
RB (MIT) Series 2001J2		0.70%		01/06/17	750,000	750,000
RB (MIT) Series 2008N (ESCROW) (LIQ: CITIBANK NA)	a	0.76%		01/06/17	2,000,000	2,000,000
RB (Museum of Fine Arts) Series 2007A2 (LIQ: BANK OF AMERICA NA)		0.72%		01/03/17	1,000,000	1,000,000
RB (Partners HealthCare) Series 2010J1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	2,100,000	2,100,000
RB (Partners HealthCare) Series P1 (LIQ: JPMORGAN CHASE BANK NA)		0.75%		01/06/17	700,000	700,000
RB (Partners HealthCare) Series P2 (LIQ: JPMORGAN CHASE BANK NA)		0.69%		01/06/17	1,700,000	1,700,000
RB (Tufts Univ) Series 2008N1 (LIQ: US BANK NATIONAL ASSOCIATION)		0.63%		01/03/17	9,400,000	9,400,000
Massachusetts HFA
Housing Bonds Series 2009A (LOC: TD BANK NA)		0.72%		01/06/17	2,500,000	2,500,000
Housing RB (Princeton Westford) Series 2015A (LOC: BANK OF AMERICA NA)		0.74%		01/06/17	4,800,000	4,800,000
Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2007A (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	815,000	815,000
Sr Dedicated Sales Tax Bonds Series 2013A (LIQ: CITIBANK NA)	a	0.76%		01/06/17	4,125,000	4,125,000
Sr Dedicated Sales Tax Refunding Bonds Series 2012B (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	3,750,000	3,750,000
Sr Dedicated Sales Tax Refunding Bonds Series 2015D (LIQ: CITIBANK NA)	a	0.76%		01/06/17	8,985,000	8,985,000
Sr Tax Refunding Bonds Series 2015C (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	2,485,000	2,485,000
Massachusetts Water Resources Auth
General Refunding RB Series 2008A-2 (LIQ: TD BANK NA)		0.71%		01/06/17	9,500,000	9,500,000
Sub General Refunding RB Series 2008F (LIQ: BANK OF NEW YORK MELLON/THE)		0.69%		01/06/17	10,650,000	10,650,000
Sub Refunding RB Series 2002C (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.75%		01/03/17	1,000,000	1,000,000
53
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Univ of Massachusetts Building Auth
Project & Refunding RB Sr Series 2013-3 (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	1,500,000	1,500,000
RB Sr Series 2013-1 (LIQ: CITIBANK NA)	a	0.76%		01/06/17	5,500,000	5,500,000
RB Sr Series 2014-1 (LIQ: MORGAN STANLEY BANK NA)	a	0.85%		01/06/17	5,365,000	5,365,000
Refunding RB Sr Series 2011-1 (LIQ: WELLS FARGO BANK NA)		0.69%		01/06/17	8,510,000	8,510,000
						335,860,212
California 0.4%
Nuveen California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 6 (LOC: CITIBANK NA)	a	0.86%		01/06/17	1,900,000	1,900,000
Colorado 0.5%
Colorado Housing & Finance Auth
Economic Development RB (Closet Factory) Series 2005A (LOC: FEDERAL HOME LOAN BANKS)		0.83%		01/06/17	2,300,000	2,300,000
Connecticut 0.5%
Connecticut Health & Educational Facilities Auth
RB (Trinity Health Credit Group) Series 2016CT (LIQ: JPMORGAN CHASE BANK NA)	a	0.75%		01/06/17	2,220,000	2,220,000
Delaware 0.7%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010B		0.72%		01/06/17	2,900,000	2,900,000
District of Columbia 0.2%
District of Columbia
RB (American Geophysical Union) Series 1993 (LOC: BANK OF AMERICA NA)		0.78%		01/06/17	710,000	710,000
Illinois 0.5%
Chicago
M/F Housing RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO HARRIS BANK NA)		0.77%		01/06/17	1,224,000	1,224,000
M/F Housing RB (Renaissance Place Apt) Series 2007 (LOC: BMO HARRIS BANK NA)		0.80%		01/06/17	1,090,000	1,090,000
						2,314,000
Indiana 2.0%
Indiana Finance Auth
Hospital RB (Indiana Univ Health) Series 2011C (LOC: NORTHERN TRUST COMPANY (THE))		0.70%		01/06/17	2,900,000	2,900,000
Refunding RB (Trinity Health) Series 2008D1		0.70%		01/06/17	2,050,000	2,050,000
Rockport
Pollution Control Refunding RB (American Electric Power) Series 1995A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.75%		01/06/17	3,900,000	3,900,000
						8,850,000
54
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Maryland 0.7%
Maryland Economic Development Corp
RB (CWI Facility) Series 2001A (LOC: MANUFACTURERS AND TRADERS TRUST CO)		1.02%		01/06/17	2,990,000	2,990,000
Michigan 0.4%
Michigan Finance Auth
Healthcare Equipment Loan Program Bonds Series C (LOC: FIFTH THIRD BANK (OHIO))		0.81%		01/06/17	1,750,000	1,750,000
Minnesota 0.3%
Minneapolis
M/F Housing RB (Seven Corners Apts) Series 2012F (LOC: WELLS FARGO BANK NA)		0.79%		01/06/17	1,345,000	1,345,000
Other Investment 2.3%
Nuveen Select Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 2 (LOC: BARCLAYS BANK PLC)	a	0.88%		01/06/17	10,000,000	10,000,000
Tennessee 0.8%
Loudon IDB
Pollution Control Refunding RB (A.E. Staley Manufacturing) Series 1991 (LOC: CITIBANK NA)		0.73%		01/06/17	3,600,000	3,600,000
Texas 0.6%
Harris Cnty Health Facilities Development Corp
RB (Methodist Hospital) Series 2008A-2		0.72%		01/03/17	2,430,000	2,430,000
Total Variable-Rate Municipal Securities
(Cost $379,169,212)						379,169,212

End of Investments.

At 12/31/16, the tax basis cost of the fund's investments was $433,238,988.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $146,405,000 or 33.5% of net assets.

55
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district

At December 31, 2016, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2016. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
56
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab Massachusetts Municipal Money Fund
Statement of Assets and Liabilities

As of December 31, 2016
Assets
Investments, at cost and value (Note 2a)		$433,238,988
Cash		22,150
Receivables:
Investments sold		3,000,115
Interest		735,345
Prepaid expenses	+	8,098
Total assets		437,004,696
Liabilities
Payables:
Investment adviser and administrator fees		159,909
Distributions to shareholders		152
Accrued expenses	+	49,326
Total liabilities		209,387
Net Assets
Total assets		437,004,696
Total liabilities	–	209,387
Net assets		$436,795,309
Net Assets by Source
Capital received from investors		436,795,309

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$436,795,309		436,002,881		$1.00

57
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab Massachusetts Municipal Money Fund
Statement of Operations

For the period January 1, 2016 through December 31, 2016
Investment Income
Interest		$1,996,367
Expenses
Investment adviser and administrator fees		1,631,836
Shareholder service fees		1,631,836
Portfolio accounting fees		89,382
Professional fees		34,614
Independent trustees' fees		33,681
Registration fees		20,715
Custodian fees		15,589
Shareholder reports		10,359
Transfer agent fees		9,700
Interest expense		522
Other expenses	+	7,458
Total expenses		3,485,692
Expense reduction by CSIM and its affiliates	–	1,604,835
Net expenses	–	1,880,857
Net investment income		115,510
Realized Gains (Losses)
Net realized gains on investments		96,770
Increase in net assets resulting from operations		$212,280
58
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab Massachusetts Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/16-12/31/16		1/1/15-12/31/15
Net investment income		$115,510	$43,393
Net realized gains	+	96,770	189,708
Increase in net assets from operations		212,280	233,101
Distributions to Shareholders
Distributions from net investment income		(115,510)	(43,393)
Distributions from net realized gains	+	(42,064)	(146,076)
Total distributions		(157,574)	(189,469)
Transactions in Fund Shares*
Shares sold		1,093,304,129	1,132,646,613
Shares reinvested		156,510	188,330
Shares redeemed	+	(1,116,663,047)	(1,118,999,822)
Net transactions in fund shares		(23,202,408)	13,835,121
Net Assets
Beginning of period		459,943,011	446,064,258
Total increase or decrease	+	(23,147,702)	13,878,753
End of period		$436,795,309	$459,943,011
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
59
Schwab Municipal Money Funds  |  Annual Report
See financial notes

Schwab Municipal Money Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Money Market Fund™	Schwab Variable Share Price Money Fund™
Schwab Government Money Fund™	Schwab Retirement Government Money Fund™
Schwab U.S. Treasury Money Fund™	Schwab Municipal Money Fund™
Schwab Treasury Obligations Money Fund™	Schwab AMT Tax-Free Money Fund™
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund™
Schwab Advisor Cash Reserves®	Schwab New York Municipal Money Fund
Schwab Cash Reserves™	Schwab New Jersey Municipal Money Fund
Schwab Retirement Advantage Money Fund®	Schwab Pennsylvania Municipal Money Fund
Schwab Investor Money Fund®	Schwab Massachusetts Municipal Money Fund
Schwab New York Municipal Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, and Schwab Massachusetts Municipal Money Fund each offer one share class: Sweep Shares.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the
60
Schwab Municipal Money Funds  |  Annual Report

Schwab Municipal Money Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed Delivery Transactions and When-Issued Securities. During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds' Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
61
Schwab Municipal Money Funds  |  Annual Report

Schwab Municipal Money Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Credit and Liquidity Enhancements:
A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of each fund’s investments in securities with these types of enhancements, as well as the name of the entity providing the largest proportion of enhancements in each fund.
	Schwab New York Municipal Money Fund	Schwab New Jersey Municipal Money Fund	Schwab Pennsylvania Municipal Money Fund	Schwab Massachusetts Municipal Money Fund
% of investments in securities with credit enhancements or liquidity enhancements	84%	62%	75%	83%
Largest % of investments in securities with credit enhancements or liquidity enhancements from a single institution	12% (Federal National Mortgage Association)	13% (JPMorgan Chase Bank NA)	13% (JPMorgan Chase Bank NA)	12% (JPMorgan Chase Bank NA)
For additional information, please refer to the funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit “LOC,” guaranty “GTY” and/or liquidity agreement “LIQ,” respectively, along with the institution providing the enhancement.
62
Schwab Municipal Money Funds  |  Annual Report

Schwab Municipal Money Funds
Financial Notes (continued)

4. Risk Factors:
Investment Risk. You could lose money by investing in the funds. Although the funds seek to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Retail Money Market Fund Risk. Each fund qualifies as a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Prior to and upon conversion to a “retail money market fund,” a fund may involuntarily redeem any investor who is not a natural person. Each fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” each fund will be permitted to continue to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. Each fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor or liquidity provider of a portfolio investment fails to honor its obligations. For fixed-rate investments, negative perceptions of the ability of an issuer, guarantor or liquidity provider to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. The fund's investments in securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
63
Schwab Municipal Money Funds  |  Annual Report

Schwab Municipal Money Funds
Financial Notes (continued)

4. Risk Factors (continued):
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
State and Regional Risk. State and regional factors could affect a fund’s performance. To the extent that a fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.
Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase ,sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.
64
Schwab Municipal Money Funds  |  Annual Report

Schwab Municipal Money Funds
Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund's average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended December 31, 2016, the aggregate advisory fees paid to CSIM by the funds, as a percentage of each fund's average daily net assets were as follows:
Schwab New York Municipal Money Fund	0.34%
Schwab New Jersey Municipal Money Fund	0.35%
Schwab Pennsylvania Municipal Money Fund	0.35%
Schwab Massachusetts Municipal Money Fund	0.35%
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The Plan also enables the Sweep Shares of the funds to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Sweep Shares of the funds are also subject to an annual sweep administration fee up to the amount set forth below. The sweep administration fee paid to Schwab is based on the average daily net asset value of the funds' shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
	Shareholder Servicing Fee	Sweep Administration Fee
Sweep Shares	0.25%	0.10%
Value Advantage Shares*	0.22%	n/a
*	Value Advantage Shares are only offered by Schwab New York Municipal Money Fund.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) as follows:
	Schwab New York Municipal Money Fund	Schwab New Jersey Municipal Money Fund	Schwab Pennsylvania Municipal Money Fund	Schwab Massachusetts Municipal Money Fund
Sweep Shares	0.65%	0.65%	0.65%	0.65%
Value Advantage Shares*	0.45%	n/a	n/a	n/a
*	Value Advantage Shares are only offered by Schwab New York Municipal Money Fund.
In addition, effective January 1, 2016 through December 31, 2016, CSIM and its affiliates agreed to waive an additional amount of the funds' expenses equal to 0.005% of the funds' average daily net assets.
65
Schwab Municipal Money Funds  |  Annual Report

Schwab Municipal Money Funds
Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):
During the period ended December 31, 2016, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreements:
	Total Waived Amount	Contractual Expense Limitation Waived Amount
Schwab New York Municipal Money Fund	$5,278,463	$1,272,358
Schwab New Jersey Municipal Money Fund	2,102,303	584,837
Schwab Pennsylvania Municipal Money Fund	1,566,122	487,917
Schwab Massachusetts Municipal Money Fund	1,604,835	477,927
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund or each class of a fund.
The funds may engage in direct transactions with certain other Schwab funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2016, each fund’s total aggregate security transactions with other Schwab funds as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab New York Municipal Money Fund	$160,974,177	($21,220)
Schwab New Jersey Municipal Money Fund	53,055,395	—
Schwab Pennsylvania Municipal Money Fund	71,440,626	(1,350)
Schwab Massachusetts Municipal Money Fund	59,840,518	(11,774)
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), which matured on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. On October 6, 2016, the Credit Facility was amended to run for a new 364 day period with an increased line of $555 million and a commitment fee of 0.15% per annum. There were no borrowings from the line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
66
Schwab Municipal Money Funds  |  Annual Report

Schwab Municipal Money Funds
Financial Notes (continued)

8. Federal Income Taxes:
As of December 31, 2016, the funds had no undistributed earnings on a tax basis.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2016, the Schwab New Jersey Municipal Money Fund had capital loss carryforwards of $2,233 with no expiration* available to offset future net capital gains.
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2016, the funds had no capital losses deferred and had capital loss carryforwards utilized as follows:
	Schwab New York Municipal Money Fund	Schwab New Jersey Municipal Money Fund	Schwab Pennsylvania Municipal Money Fund	Schwab Massachusetts Municipal Money Fund
Capital losses utilized	$—	$18,692	$—	$—
The tax-basis components of distributions paid during the current and prior fiscal years were as follows:
	Schwab New York Municipal Money Fund	Schwab New Jersey Municipal Money Fund	Schwab Pennsylvania Municipal Money Fund	Schwab Massachusetts Municipal Money Fund
Current period distributions
Tax-exempt income	$783,424	$97,307	$135,202	$115,510
Ordinary income	—	—	39,773	—
Long-term capital gains	45,327	—	6,107	42,064
Prior period distributions
Tax-exempt income	$186,684	$60,203	$48,239	$43,393
Ordinary income	152,178	—	11,477	27,741
Long-term capital gains	132,253	—	4,457	118,335
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2016, the funds made the following reclassifications:
	Schwab New York Municipal Money Fund	Schwab New Jersey Municipal Money Fund	Schwab Pennsylvania Municipal Money Fund	Schwab Massachusetts Municipal Money Fund
Capital shares	$57,205	$—	$37,725	$54,706
Net realized capital gains and losses	(57,205)	—	(37,725)	(54,706)
As of December 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the funds did not incur any interest or penalties.
67
Schwab Municipal Money Funds  |  Annual Report

Schwab Municipal Money Funds
Financial Notes (continued)

9. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the funds' financial statements and related disclosures.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
68
Schwab Municipal Money Funds  |  Annual Report

Schwab Municipal Money Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab New York Municipal Money Fund
Schwab New Jersey Municipal Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab Massachusetts Municipal Money Fund
In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund and Schwab Massachusetts Municipal Money Fund (four of the funds constituting The Charles Schwab Family of Funds, hereafter referred to as the “Funds”) at December 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2017
69
Schwab Municipal Money Funds  |  Annual Report

Schwab Municipal Money Funds
Other Federal Tax Information (unaudited)

The funds designate the following percentage of the distributions paid from net investment income as exempt-interest dividends under Internal Revenue Code section 852(b)(5) and under California Revenue and Taxation Code section 17145 for the year ended December 31, 2016.
Percentage
Schwab New York Municipal Money Fund	100%
Schwab New Jersey Municipal Money Fund	100%
Schwab Pennsylvania Municipal Money Fund	100%
Schwab Massachusetts Municipal Money Fund	100%
Under section 852(b)(3)(C) of the Internal Revenue Code, the funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended December 31, 2016:
Schwab New York Municipal Money Fund	$102,532
Schwab New Jersey Municipal Money Fund	—
Schwab Pennsylvania Municipal Money Fund	41,966
Schwab Massachusetts Municipal Money Fund	96,770
70
Schwab Municipal Money Funds  |  Annual Report

Schwab Municipal Money Funds
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 110 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	110	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	110	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	110	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	110	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
71
Schwab Municipal Money Funds  |  Annual Report

Schwab Municipal Money Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	110	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	110	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	110	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	110	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	110	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

72
Schwab Municipal Money Funds  |  Annual Report

Schwab Municipal Money Funds
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	110	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	110	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer (May 2007 – present), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 - Feb. 2016), Schwab Holdings, Inc.	110	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
73
Schwab Municipal Money Funds  |  Annual Report

Schwab Municipal Money Funds
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
74
Schwab Municipal Money Funds  |  Annual Report

Schwab Municipal Money Funds
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
escrow  The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
fixed rate notes  A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.
Guaranty (GTY)  An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
Letter of Credit (LOC)  An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.
Liquidity (LIQ)  A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset,

75
Schwab Municipal Money Funds  |  Annual Report

Schwab Municipal Money Funds
demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
money market securities  High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue anticipation notes  Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.
taxable-equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0%
(4.5% ÷ [1 – 0.25%] = 6.0%).
tax anticipation notes  Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.
tender option bond  A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
variable rate demand preferred shares (VRDP)  Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov immediately upon filing.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

76
Schwab Municipal Money Funds  |  Annual Report

Schwab Municipal Money Funds
PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•   APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•   TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•   when we use other companies to provide services for us, such as printing and mailing your account statements;
•   when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2016 Schwab Funds. All rights reserved.

77
Schwab Municipal Money Funds  |  Annual Report

Notes

Notes

Schwab Municipal Money Funds
Our straightforward approach sets us apart.

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus, or if available, the summary prospectus. Please call 1-877-824-5615 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2017 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

This page is intentionally left blank.

MFR13859-20
00189431

Annual Report  |  December 31, 2016
Schwab Retirement Advantage Money Fund®
Schwab Investor Money Fund®

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).
1
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
At this time of the year, many of us set personal intentions and make resolutions for the New Year. Along those same lines, at Charles Schwab Investment Management, we also look to the year ahead and at ways we can continue to help you achieve your financial goals. In 2017, we intend to keep making your investing experience with us as positive and transparent as we can, continuing to put you, our investors, first.
The 12-months ended December 31, 2016, brought some notable changes to most money market funds. Final implementation of Money Market Fund Reform went into effect in October, causing uncertainty in much of the industry. Then, in December, the Federal Reserve raised interest rates for the first time in a year, resulting in rising yields for many money market funds.
Money market funds remain in the spotlight amid expectations for further rate increases in the coming year. Generally, the search for places to put savings—either temporarily or as part of a permanent cash allocation—has led investors to opt for the highest-yielding option. But we believe it’s important to remember that yield is only one facet of owning such investments. The Schwab Retirement Advantage Money Fund and the Schwab Investor Money Fund (the funds) are designed to offer investors stability of capital and liquidity, along with yield. Our investment risk team regularly conducts tests to evaluate the impact of various factors on fund holdings, including increases and decreases in short-term rates, widening of credit spreads, downgrades and defaults of issuers, fund cash flow, and shareholder activity. A fund’s portfolio management team may adjust the investment holdings as a result of these findings, for example, by shortening or lengthening the average maturity of the assets in the fund’s portfolio.
We also work hard to give you the best online investor experience we can, providing access to industry insights, fund performance, and much more. Earlier this year, we further bolstered our online resources for the Schwab Money Funds. Our website includes information on the daily and weekly liquid assets, net inflows and outflows for the funds, and the current NAV and market-based NAV per share. These reporting and disclosure changes are intended to provide additional information and transparency, so that you can better track your investments.
Within the Schwab Money Funds lineup, there are several different options for investors to choose from, including Schwab Purchased Money Funds. The Schwab Purchased Money Funds are designed to offer a number of notable benefits, including capital preservation for existing or upcoming obligations or to reduce the risk of an investor’s portfolio, and investment options for both retail and institutional accounts. If an investor is able to meet fund minimums and is willing to buy and sell positions to manage his/her cash investments, the Schwab Purchased Money Funds could be a great option for an investor’s portfolio.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ Money market funds remain in the spotlight amid expectations for further rate increases in the coming year.”
2
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
The Investment Environment

Over the reporting period ended December 31, 2016, yields on taxable money market funds generally remained low as the Federal Reserve (Fed) left the federal funds rate unchanged for most of 2016. Slowing global growth and inconsistent U.S. economic data contributed to the Fed’s decision to hold short-term interest rates steady through November, as did spikes in volatility tied to the United Kingdom’s decision in June to leave the European Union (Brexit) and the U.S. presidential election. However, as the U.S. economy began to pick up and show signs of lasting stability, the Fed unanimously voted to raise rates at its last meeting of the year in December. Yields on short-term securities rose soon after, including the yields on many taxable money market funds.
Outside the U.S., many countries continued to face weak economic growth and inflation below targeted levels. In response, central banks in both Asia and Europe took steps to stimulate their respective economies, and maintained or increased accommodative monetary policy measures. Early in the reporting period, the European Central Bank (ECB) expanded its quantitative easing program and launched a program that provides cheap funding to European banks, while also maintaining a negative overnight deposit facility rate. At the end of the year, the ECB announced that it would cut the amount of bonds it was purchasing, but would extend the bond buying program through December of 2017. In Asia, the Bank of Japan launched negative interest rates in February to encourage lending, and later in the reporting period introduced yield curve management as a policy tool, targeting interest rates on government bonds to achieve its inflation goal. Facing slowing growth, the People’s Bank of China (PBOC) lowered the reserve requirement for banks which increased the funds available for banks to make loans. The PBOC also flooded the economy with credit during the reporting period, hoping to further encourage financial institutions to increase lending.
Overall, yields on U.S. Treasuries remained low for much of 2016 and did not increase until the end of the reporting period. Short-term rates, which are directly influenced by Fed policy, rose as expectations for a December Fed rate hike increased. Longer-term yields, which are generally driven by growth and inflation expectations, rose in the second half of 2016 and climbed further following the unexpected outcome of the U.S. presidential election. The yields on many international government-backed securities also remained lower than those in the U.S., with some in negative territory, further increasing the appeal of U.S. Treasuries.
Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs or expenses, and you cannot invest in them directly. For index definitions, please see the Glossary.
Management views may have changed since the report date.
Past performance cannot guarantee future results
3
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
Fund Management

Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Michael Lin, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the funds. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.
4
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Schwab Retirement Advantage Money Fund
Performance and Fund Facts as of 12/31/16

The Schwab Retirement Advantage Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable- and floating-rate debt securities, and obligations issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
As yields on money market securities remained historically low, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the 12-month reporting period ended December 31, 2016, to help the fund maintain a positive net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. For the 12-month reporting period ended December 31, 2016, many global markets experienced bouts of heightened volatility. Early in the year, concerns surrounding China’s decelerating economy and sharp fluctuations in the price of oil contributed to market uncertainty, while the United Kingdom’s vote to leave the European Union (Brexit) and the U.S. presidential election added to volatility later in the reporting period. Throughout the year, speculation around the timing of another short-term interest rate increase by the Federal Reserve (Fed) caused investor uncertainty and played a role in market movements. The Fed left the federal funds rate unchanged for most of 2016, only raising it at the Fed’s last meeting of the year in December. The increase in short-term interest rates was expected, and most markets remained orderly as a result.
The implementation of Money Market Fund Reform played a key role in the steepness of the prime money market yield curve over the reporting period, as well as in the large outflows and inflows that the money market fund industry experienced in the months prior to final implementation. During the 12-month reporting period, the industry saw an approximate $1 trillion shift in assets from prime money market funds to government money market funds, most of which took place in June through October. The shift in assets went very smoothly, in large part due to the Fed’s Reverse Repurchase Facility providing much needed supply for the government money market funds.
As investors shifted assets from prime money market funds to government money market funds, spreads widened between these two types of securities. Due to this shift in investor demand, yields on prime securities rose while yields on government securities declined.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. Rates on short-term securities fluctuated during the period, largely driven by the impact of Money Market Fund Reform implementation as well as the uncertainty surrounding future Fed interest rate hikes. In this environment, the weighted average maturity (WAM) of the fund started the reporting period at 35 days and ended at 41 days.

Portfolio Composition By Maturity % of Investments1
Portfolio Composition by Security Type % of Investments

Statistics
Weighted Average Maturity[2]	41 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
5
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Schwab Retirement Advantage Money Fund
Performance and Fund Facts as of 12/31/16 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Retirement Advantage Money Fund
Ticker Symbol	SWIXX
Minimum Initial Investment[1]	$25,000
Seven-Day Yield (with waivers)[2]	0.50%
Seven-Day Yield (without waivers)[2]	0.26%
Seven-Day Effective Yield (with waivers)[2]	0.50%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
6
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Schwab Investor Money Fund
Performance and Fund Facts as of 12/31/16

The Schwab Investor Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable- and floating-rate debt securities, and obligations issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
As yields on money market securities remained historically low, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the 12-month reporting period ended December 31, 2016, to help the fund maintain a positive net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. For the 12-month reporting period ended December 31, 2016, many global markets experienced bouts of heightened volatility. Early in the year, concerns surrounding China’s decelerating economy and sharp fluctuations in the price of oil contributed to market uncertainty, while the United Kingdom’s vote to leave the European Union (Brexit) and the U.S. presidential election added to volatility later in the reporting period. Throughout the year, speculation around the timing of another short-term interest rate increase by the Federal Reserve (Fed) caused investor uncertainty and played a role in market movements. The Fed left the federal funds rate unchanged for most of 2016, only raising it at the Fed’s last meeting of the year in December. The increase in short-term interest rates was expected, and most markets remained orderly as a result.
The implementation of Money Market Fund Reform played a key role in the steepness of the prime money market yield curve over the reporting period, as well as in the large outflows and inflows that the money market fund industry experienced in the months prior to final implementation. During the 12-month reporting period, the industry saw an approximate $1 trillion shift in assets from prime money market funds to government money market funds, most of which took place in June through October. The shift in assets went very smoothly, in large part due to the Fed’s Reverse Repurchase Facility providing much needed supply for the government money market funds.
As investors shifted assets from prime money market funds to government money market funds, spreads widened between these two types of securities. Due to this shift in investor demand, yields on prime securities rose while yields on government securities declined.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. Rates on short-term securities fluctuated during the period, largely driven by the impact of Money Market Fund Reform implementation as well as the uncertainty surrounding future Fed interest rate hikes. In this environment, the weighted average maturity (WAM) of the fund started the reporting period at 36 days and ended at 42 days.

Portfolio Composition By Maturity % of Investments1
Portfolio Composition by Security Type % of Investments

Statistics
Weighted Average Maturity[2]	42 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
7
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Schwab Investor Money Fund
Performance and Fund Facts as of 12/31/16 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Investor Money Fund
Ticker Symbol	SWRXX
Minimum Initial Investment[1]	$1 Retirement Plan Participants $2,500 Other Investors
Seven-Day Yield (with waivers)[2]	0.42%
Seven-Day Yield (without waivers)[2]	0.28%
Seven-Day Effective Yield (with waivers)[2]	0.42%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
8
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2016 and held through December 31, 2016.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 7/1/16	Ending Account Value (Net of Expenses) at 12/31/16	Expenses Paid During Period[2] 7/1/16–12/31/16
Schwab Retirement Advantage Money Fund
Actual Return	0.45%	$1,000.00	$1,001.60	$2.26
Hypothetical 5% Return	0.45%	$1,000.00	$1,022.84	$2.29
Schwab Investor Money Fund
Actual Return	0.53%	$1,000.00	$1,001.30	$2.67
Hypothetical 5% Return	0.53%	$1,000.00	$1,022.44	$2.69

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.
9
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Schwab Retirement Advantage Money Fund
Financial Statements
Financial Highlights
	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	—	—	—	—
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.23%	0.01%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.46% [3]	0.27% [3]	0.21% [3]	0.24% [3]	0.27% [3]
Gross operating expenses	0.63%	0.61%	0.61%	0.61%	0.61%
Net investment income (loss)	0.18%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$252	$700	$741	$784	$806

1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
10
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
See financial notes

Schwab Retirement Advantage Money Fund
Portfolio Holdings as of December 31, 2016

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
63.4%	Fixed-Rate Obligations	159,421,349	159,421,349
14.6%	Variable-Rate Obligations	36,765,000	36,765,000
21.9%	Repurchase Agreements	55,223,984	55,223,984
99.9%	Total Investments	251,410,333	251,410,333
0.1%	Other Assets and Liabilities, Net		150,480
100.0%	Net Assets		251,560,813

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 63.4% of net assets
Asset-Backed Commercial Paper 9.5%
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	1.08%		01/06/17	2,000,000	1,999,700
CHARTA LLC	a,b	1.06%		03/21/17	1,000,000	997,674
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	1.22%		04/26/17	2,000,000	1,992,269
KELLS FUNDING LLC	a,b	0.99%		03/14/17	1,000,000	998,157
LMA AMERICAS LLC	a,b	0.90%		02/17/17	2,000,000	1,997,650
MANHATTAN ASSET FUNDING CO LLC	a,b	0.90%		03/01/17	1,000,000	998,525
METLIFE SHORT TERM FUNDING LLC	a,b	0.97%		01/24/17	5,000,000	4,996,901
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	0.99%		03/07/17	3,000,000	2,994,637
OLD LINE FUNDING LLC	a,b	0.95%		03/01/17	1,000,000	998,443
RIDGEFIELD FUNDING COMPANY LLC	a,b	0.98%		02/16/17	2,000,000	1,997,496
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.03%		03/13/17	1,000,000	997,969
THUNDER BAY FUNDING LLC	a,b	0.97%		03/10/17	1,000,000	998,168
VERSAILLES COMMERCIAL PAPER LLC	a,b	0.98%		02/02/17	2,000,000	1,998,258
						23,965,847
Certificates of Deposit 38.8%
ABBEY NATIONAL TREASURY SERVICES PLC (STAMFORD BRANCH)	a	0.66%		01/05/17	2,000,000	2,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.15%		04/25/17	4,000,000	4,000,000
11
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
See financial notes

Schwab Retirement Advantage Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BANK OF MONTREAL (CHICAGO BRANCH)		0.67%		01/03/17	2,000,000	2,000,000
		0.92%		02/03/17	2,000,000	2,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.25%		03/08/17	2,000,000	2,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.30%		04/06/17	5,000,000	5,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		1.05%		03/15/17	2,000,000	2,000,000
		1.05%		03/16/17	1,000,000	1,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.07%		05/16/17	2,000,000	2,000,000
CITIBANK NA (NEW YORK BRANCH)		1.07%		03/22/17	2,000,000	2,000,000
		1.00%		03/28/17	4,000,000	4,000,000
		1.11%		05/03/17	1,000,000	1,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		0.96%		01/09/17	5,000,000	5,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		1.17%		02/10/17	2,000,000	2,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		0.92%		02/21/17	2,000,000	2,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		1.36%		05/08/17	3,000,000	3,000,000
DNB NOR BANK ASA (LONDON BRANCH)		1.16%		04/03/17	2,000,000	2,000,000
ING BANK NV (AMSTERDAM BRANCH)		1.25%		04/03/17	1,000,000	1,000,000
		1.22%		04/05/17	1,000,000	1,000,000
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		0.62%		01/06/17	1,000,000	1,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.23%		02/15/17	3,000,000	3,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		0.90%		02/22/17	3,000,000	3,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		0.70%		01/03/17	1,000,000	1,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.00%		01/09/17	2,000,000	2,000,000
		1.25%		02/03/17	5,000,000	5,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		0.95%		01/13/17	6,000,000	6,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		1.17%		02/09/17	6,000,000	6,000,000
SWEDBANK AB (NEW YORK BRANCH)		0.55%		01/06/17	3,000,000	3,000,000
TORONTO DOMINION BANK (LONDON BRANCH)		1.19%		02/23/17	8,500,000	8,500,062
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.08%		04/07/17	1,000,000	1,000,000
UBS AG (STAMFORD BRANCH)		1.27%		03/09/17	1,000,000	1,000,000
		1.27%		03/13/17	5,000,000	5,000,000
WELLS FARGO BANK NA		1.09%		04/24/17	7,000,000	7,000,000
						97,500,062
Financial Company Commercial Paper 4.4%
DNB BANK ASA	b	0.59%		01/10/17	3,000,000	2,999,561
HSBC USA INC	b	1.14%		05/01/17	1,000,000	996,233
	b	1.16%		05/15/17	1,000,000	995,720
NRW BANK	b	0.70%		01/19/17	4,000,000	3,998,600
OVERSEA-CHINESE BANKING CORPORATION LTD	b	1.10%		05/15/17	2,000,000	1,991,886
						10,982,000
12
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
See financial notes

Schwab Retirement Advantage Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Non-Financial Company Commercial Paper 5.5%
CAISSE DES DEPOTS ET CONSIGNATIONS	b	0.90%		02/08/17	1,000,000	999,050
EXXON MOBIL CORP		0.57%		01/09/17	5,000,000	4,999,367
GE CAPITAL TREASURY SERVICES (US) LLC	a	0.64%		01/03/17	1,000,000	999,964
GENERAL ELECTRIC CO		0.60%		01/04/17	1,000,000	999,950
TOYOTA MOTOR CREDIT CORP		1.02%		05/09/17	1,000,000	996,409
		1.09%		05/23/17	5,000,000	4,978,700
						13,973,440
Non-Negotiable Time Deposits 4.4%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		0.61%		01/06/17	1,000,000	1,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.70%		01/04/17	1,000,000	1,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		0.51%		01/03/17	5,000,000	5,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		0.67%		01/03/17	2,000,000	2,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		0.51%		01/03/17	1,000,000	1,000,000
SUNTRUST BANK (CAYMAN ISLANDS BRANCH)		0.53%		01/03/17	1,000,000	1,000,000
						11,000,000
Other Instrument 0.8%
BANK OF AMERICA NA		1.15%		02/08/17	2,000,000	2,000,000
Total Fixed-Rate Obligations
(Cost $159,421,349)						159,421,349

Variable-Rate Obligations 14.6% of net assets
Asset-Backed Commercial Paper 1.6%
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.15%	01/03/17	05/02/17	2,000,000	2,000,000
OLD LINE FUNDING LLC	a,b	1.22%	01/09/17	02/08/17	2,000,000	2,000,000
						4,000,000
Certificates of Deposit 6.1%
BANK OF MONTREAL (CHICAGO BRANCH)		0.96%	01/03/17	06/01/17	2,000,000	2,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.22%	01/10/17	02/10/17	1,000,000	1,000,000
		0.96%	01/03/17	06/01/17	2,000,000	2,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		1.04%	01/04/17	05/04/17	1,000,000	1,000,000
STATE STREET BANK AND TRUST COMPANY		1.31%		01/25/17	8,500,000	8,500,000
WELLS FARGO BANK NA		1.30%	01/17/17	10/16/17	1,000,000	1,000,000
						15,500,000
13
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
See financial notes

Schwab Retirement Advantage Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable Rate Demand Notes 4.1%
CALIFORNIA ENTERPRISE DEVELOPMENT FINANCE AUTH
TAXABLE RB (SCONZA CANDY) SERIES 2008A (LOC: COMERICA BANK)		1.00%		01/06/17	1,245,000	1,245,000
CALIFORNIA HEALTH FACILITIES FINANCING AUTH
RB (KAISER PERMANENTE) SERIES 2006C		0.69%		01/06/17	2,000,000	2,000,000
HOWARD UNIVERSITY
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)		0.83%		01/06/17	2,000,000	2,000,000
NEW YORK CITY
GO BONDS FISCAL 2010 SERIES G4 (LIQ: BARCLAYS BANK PLC)		0.75%		01/06/17	1,000,000	1,000,000
NEW YORK CITY IDA
RB (ALLWAY TOOLS) SERIES 1997 (LOC: CITIBANK NA)		1.05%		01/06/17	20,000	20,000
NEW YORK STATE HFA
RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)		0.74%		01/06/17	1,000,000	1,000,000
UNIV OF TEXAS
FINANCING SYSTEM RB SERIES 2016G1		0.68%		01/06/17	1,000,000	1,000,000
WESTERN ASSET INTERMEDIATE MUNI FUND
VARIABLE RATE DEMAND PREFERRED STOCK SERIES 1 (LOC: CITIBANK NA)	b	0.86%		01/06/17	1,000,000	1,000,000
WESTERN ASSET MANAGED MUNICIPALS FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	0.86%		01/06/17	1,000,000	1,000,000
						10,265,000
U.S. Treasury Debt 2.8%
UNITED STATES TREASURY		0.64%	01/03/17	01/31/17	2,000,000	2,000,000
		0.72%	01/03/17	10/31/17	5,000,000	5,000,000
						7,000,000
Total Variable-Rate Obligations
(Cost $36,765,000)						36,765,000
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 21.9% of net assets
U.S. Government Agency Repurchase Agreements* 15.1%
BANK OF NOVA SCOTIA
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Government Agency Securities valued at $5,150,286, 3.00%, due 05/01/35)		0.50%		01/03/17	5,000,278	5,000,000
BNP PARIBAS SA
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $4,080,230, 0.00% - 7.00%, due 01/05/17 - 02/15/32)		0.50%		01/03/17	4,000,222	4,000,000
14
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
See financial notes

Schwab Retirement Advantage Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
DEUTSCHE BANK SECURITIES INC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury Securities valued at $5,100,003, 1.63%, due 02/15/26)		0.51%		01/03/17	5,000,283	5,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Government Agency Securities valued at $12,360,001, 3.00%, due 12/15/39)		0.50%		01/03/17	12,000,667	12,000,000
WELLS FARGO SECURITIES LLC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Government Agency Securities valued at $12,480,693, 3.00% - 5.50%, due 10/01/19 - 06/01/39)		0.50%		01/03/17	12,000,667	12,000,000
						38,000,000
U.S. Treasury Repurchase Agreement 0.5%
BARCLAYS CAPITAL INC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury Securities valued at $1,248,486, 7.63%, due 11/15/22)		0.50%		01/03/17	1,224,052	1,223,984
Other Repurchase Agreements** 6.3%
BNP PARIBAS SA
Issued 12/28/16, repurchase date 01/04/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,750,917, 1.02% - 6.13%, due 07/25/28 - 07/25/36)		0.82%		01/04/17	5,000,797	5,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 09/07/16, repurchase date 03/07/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,453,525, 7.94%, due 12/15/30)	a,c	1.46%		03/07/17	3,022,022	3,000,000
JP MORGAN SECURITIES LLC
Issued 12/20/16, repurchase date 06/19/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,301,263, 0.00% - 6.50%, due 03/15/18 - 07/10/46)	c	1.47%		03/30/17	2,008,167	2,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 12/09/16, repurchase date 03/09/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,450,001, 0.00%, due 08/03/20)	c	1.19%		02/03/17	3,005,553	3,000,000
15
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
See financial notes

Schwab Retirement Advantage Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO SECURITIES LLC
Issued 12/28/16, repurchase date 01/04/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,183, 3.79%, due 01/17/59)		0.82%		01/04/17	1,000,159	1,000,000
Issued 11/01/16, repurchase date 05/01/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,316,305, 5.89%, due 04/18/52)	c	1.41%		04/04/17	2,012,063	2,000,000
						16,000,000
Total Repurchase Agreements
(Cost $55,223,984)						55,223,984

End of Investments.

At 12/31/16, the tax basis cost of the fund's investments was $251,410,333.
a	Credit-enhanced security or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $39,954,628 or 15.9% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $10,000,000 or 4.0% of net assets.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
AUTH —	Authority
BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
ETF —	Exchange-traded fund
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district

At December 31, 2016, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2016. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
16
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
See financial notes

Schwab Retirement Advantage Money Fund
Statement of Assets and Liabilities

As of December 31, 2016
Assets
Investments, at cost and value		$196,186,349
Repurchase agreements, at cost and value	+	55,223,984
Total investments, at cost and value (Note 2a)		251,410,333
Receivables:
Interest		356,447
Fund shares sold		127,705
Prepaid expenses	+	14,580
Total assets		251,909,065
Liabilities
Payables:
Investment adviser and administrator fees		46,065
Shareholder service fees		25,730
Fund shares redeemed		208,453
Distributions to shareholders		78
Accrued expenses	+	67,926
Total liabilities		348,252
Net Assets
Total assets		251,909,065
Total liabilities	–	348,252
Net assets		$251,560,813
Net Assets by Source
Capital received from investors		251,560,813

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$251,560,813		251,568,413		$1.00

17
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
See financial notes

Schwab Retirement Advantage Money Fund
Statement of Operations

For the period January 1, 2016 through December 31, 2016
Investment Income
Interest		$3,368,351
Expenses
Investment adviser and administrator fees		1,849,680
Shareholder service fees		1,162,656
Portfolio accounting fees		94,422
Custodian fees		93,963
Registration fees		47,157
Professional fees		38,987
Independent trustees' fees		34,292
Transfer agent fees		10,627
Shareholder reports		4,135
Interest expense		360
Other expenses	+	10,908
Total expenses		3,347,187
Expense reduction by CSIM and its affiliates	–	942,781
Net expenses	–	2,404,406
Net investment income		963,945
Realized Gains (Losses)
Net realized gains on investments		17,920
Increase in net assets resulting from operations		$981,865
18
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
See financial notes

Schwab Retirement Advantage Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/16-12/31/16		1/1/15-12/31/15
Net investment income		$963,945	$71,238
Net realized gains	+	17,920	900
Increase in net assets from operations		981,865	72,138
Distributions to Shareholders
Distributions from net investment income		(972,921)	(78,598)
Distributions from net realized gains	+	(11,933)	—
Total distributions		(984,854)	(78,598)
Transactions in Fund Shares*
Shares sold		324,887,783	553,802,288
Shares reinvested		972,972	77,312
Shares redeemed	+	(773,871,163)	(595,378,745)
Net transactions in fund shares		(448,010,408)	(41,499,145)
Net Assets
Beginning of period		699,574,210	741,079,815
Total decrease	+	(448,013,397)	(41,505,605)
End of period		$251,560,813	$699,574,210
Net investment income not yet distributed		$—	$8,976
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
19
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
See financial notes

Schwab Investor Money Fund
Financial Statements
Financial Highlights
	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	—	—	—	—
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.13%	0.01%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.55% [3]	0.27% [3]	0.21% [3]	0.25% [3]	0.27% [3]
Gross operating expenses	0.65%	0.64%	0.64%	0.64%	0.63%
Net investment income (loss)	0.11%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$607	$1,025	$939	$1,047	$1,205

1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
20
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
See financial notes

Schwab Investor Money Fund
Portfolio Holdings as of December 31, 2016

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
61.1%	Fixed-Rate Obligations	370,773,183	370,773,183
15.5%	Variable-Rate Obligations	93,858,940	93,858,940
23.2%	Repurchase Agreements	141,199,190	141,199,190
99.8%	Total Investments	605,831,313	605,831,313
0.2%	Other Assets and Liabilities, Net		1,330,467
100.0%	Net Assets		607,161,780

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 61.1% of net assets
Asset-Backed Commercial Paper 11.2%
BEDFORD ROW FUNDING CORP	a,b	1.16%		04/10/17	2,000,000	1,993,675
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	1.08%		01/06/17	1,000,000	999,850
	a,b	1.10%		01/09/17	4,000,000	3,999,022
CHARTA LLC	a,b	1.06%		03/21/17	2,000,000	1,995,348
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	1.21%		04/19/17	4,000,000	3,985,600
CRC FUNDING LLC	a,b	0.95%		03/10/17	4,000,000	3,992,822
KELLS FUNDING LLC	a,b	0.99%		03/14/17	12,000,000	11,977,890
	a,b	0.98%		03/15/17	2,000,000	1,996,298
	a,b	0.98%		03/21/17	1,000,000	997,986
	a,b	0.98%		03/24/17	4,000,000	3,991,398
LMA AMERICAS LLC	a,b	0.90%		02/17/17	6,000,000	5,992,950
METLIFE SHORT TERM FUNDING LLC	a,b	0.92%		01/03/17	1,000,000	999,949
	a,b	0.97%		01/24/17	7,000,000	6,995,662
	a,b	0.94%		02/15/17	1,000,000	998,825
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	0.81%		02/01/17	1,000,000	999,303
RIDGEFIELD FUNDING COMPANY LLC	a,b	0.95%		02/16/17	2,000,000	1,997,572
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.03%		03/13/17	2,000,000	1,995,937
STARBIRD FUNDING CORP	a,b	0.92%		02/14/17	4,000,000	3,995,502
VERSAILLES COMMERCIAL PAPER LLC	a,b	0.97%		01/03/17	2,000,000	1,999,892
	a,b	0.98%		02/07/17	1,000,000	998,993
21
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
See financial notes

Schwab Investor Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
VICTORY RECEIVABLES CORP	a,b	1.02%		03/20/17	1,000,000	997,790
	a,b	1.15%		03/20/17	4,000,000	3,990,033
						67,892,297
Financial Company Commercial Paper 5.4%
BPCE SA	b	1.04%		01/05/17	1,000,000	999,885
	b	0.99%		02/01/17	2,000,000	1,998,295
	b	0.88%		02/03/17	1,000,000	999,193
DNB BANK ASA	b	0.59%		01/10/17	7,000,000	6,998,976
HSBC USA INC	b	1.14%		05/01/17	4,000,000	3,984,933
JP MORGAN SECURITIES LLC		1.06%		05/02/17	4,000,000	3,985,883
MACQUARIE BANK LTD	b	1.15%		03/17/17	2,000,000	1,995,208
NATIONWIDE BUILDING SOCIETY	b	0.93%		03/01/17	3,000,000	2,995,428
OVERSEA-CHINESE BANKING CORPORATION LTD	b	1.10%		05/15/17	6,000,000	5,975,657
UNITED OVERSEAS BANK LTD	b	0.99%		02/17/17	1,000,000	998,708
	b	1.22%		04/06/17	2,000,000	1,993,614
						32,925,780
Non-Financial Company Commercial Paper 4.4%
CAISSE DES DEPOTS ET CONSIGNATIONS	b	0.90%		02/08/17	1,000,000	999,050
	b	0.96%		03/02/17	3,000,000	2,995,200
EXXON MOBIL CORP		0.57%		01/09/17	10,000,000	9,998,733
GE CAPITAL TREASURY SERVICES (US) LLC	a	0.64%		01/03/17	2,000,000	1,999,929
	a	0.60%		01/06/17	1,000,000	999,917
GENERAL ELECTRIC CO		0.60%		01/04/17	2,000,000	1,999,900
TOYOTA MOTOR CREDIT CORP		1.02%		05/09/17	5,000,000	4,982,045
		1.26%		07/10/17	3,000,000	2,980,208
						26,954,982
Certificates of Deposit 34.4%
ABBEY NATIONAL TREASURY SERVICES PLC (STAMFORD BRANCH)	a	0.66%		01/05/17	6,000,000	6,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.25%		02/27/17	5,000,000	5,000,000
		1.15%		04/25/17	4,000,000	4,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		0.92%		02/03/17	3,000,000	3,000,000
		1.08%		03/20/17	3,000,000	3,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.25%		03/08/17	1,000,000	1,000,000
BANK OF NOVA SCOTIA (NEW YORK BRANCH)		1.28%		07/07/17	3,000,000	3,000,000
BANK OF THE WEST		0.71%		01/05/17	1,000,000	1,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.22%		02/27/17	1,000,000	1,000,000
		1.30%		04/06/17	7,000,000	7,000,000
		1.30%		04/24/17	1,000,000	1,000,000
		1.26%		06/05/17	1,000,000	1,000,000
22
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
See financial notes

Schwab Investor Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BARCLAYS BANK PLC (NEW YORK BRANCH)		1.05%		03/15/17	4,000,000	4,000,000
		1.05%		03/16/17	2,000,000	2,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		0.95%		03/08/17	3,000,000	3,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.18%		03/20/17	3,000,000	3,000,000
		1.07%		05/16/17	3,000,000	3,000,000
CITIBANK NA (NEW YORK BRANCH)		0.88%		02/17/17	5,000,000	5,000,000
		1.07%		03/22/17	5,000,000	5,000,000
		1.06%		04/12/17	1,000,000	1,000,000
		1.18%		06/06/17	7,000,000	7,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		0.96%		01/09/17	8,000,000	8,000,000
		1.19%		04/19/17	4,000,000	4,000,060
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		1.17%		02/10/17	5,000,000	5,000,000
		1.18%		02/21/17	9,000,000	9,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		0.92%		02/21/17	3,000,000	3,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		1.43%		05/22/17	4,000,000	4,000,000
		1.51%		06/16/17	2,000,000	2,000,000
DANSKE BANK A/S (LONDON BRANCH)		1.02%		02/01/17	2,000,000	2,000,008
		0.94%		03/07/17	3,000,000	3,000,027
DNB NOR BANK ASA (LONDON BRANCH)		1.16%		04/03/17	1,000,000	1,000,000
HSBC BANK PLC		1.23%		04/03/17	2,000,000	2,000,000
HSBC BANK USA NA		1.16%		02/02/17	3,000,000	3,000,000
ING BANK NV (AMSTERDAM BRANCH)		1.22%		04/05/17	6,000,000	6,000,000
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		0.62%		01/06/17	3,000,000	3,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		0.93%		01/30/17	6,000,000	6,000,000
		1.23%		02/15/17	1,000,000	1,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		0.90%		02/22/17	6,000,000	6,000,000
		1.25%		04/17/17	2,000,000	2,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		0.70%		01/03/17	2,000,000	2,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		1.08%		05/02/17	1,000,000	1,000,000
SOCIETE GENERALE (LONDON BRANCH)		0.90%		02/02/17	1,000,000	1,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.00%		01/09/17	2,000,000	2,000,000
		1.25%		02/03/17	7,000,000	7,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		0.95%		01/12/17	5,000,000	5,000,000
		0.95%		01/13/17	7,000,000	7,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		1.15%		02/15/17	4,000,000	4,000,000
SWEDBANK AB (NEW YORK BRANCH)		0.55%		01/06/17	9,000,000	9,000,000
TORONTO DOMINION BANK (LONDON BRANCH)		1.19%		02/23/17	4,000,000	4,000,029
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.01%		02/13/17	4,000,000	4,000,000
		0.95%		03/13/17	5,000,000	5,000,000
		0.97%		03/17/17	5,000,000	5,000,000
		1.08%		04/07/17	4,000,000	4,000,000
23
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
See financial notes

Schwab Investor Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
UBS AG (STAMFORD BRANCH)		1.19%		02/02/17	3,000,000	3,000,000
		1.27%		03/09/17	1,000,000	1,000,000
WELLS FARGO BANK NA		1.09%		04/24/17	1,000,000	1,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		1.05%		04/20/17	5,000,000	5,000,000
						209,000,124
Non-Negotiable Time Deposits 4.5%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		0.61%		01/06/17	3,000,000	3,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.70%		01/04/17	3,000,000	3,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		0.51%		01/03/17	8,000,000	8,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		0.67%		01/03/17	6,000,000	6,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		0.51%		01/03/17	4,000,000	4,000,000
SUNTRUST BANK (CAYMAN ISLANDS BRANCH)		0.53%		01/03/17	3,000,000	3,000,000
						27,000,000
Other Instruments 1.2%
BANK OF AMERICA NA		1.15%		02/08/17	6,000,000	6,000,000
		1.07%		05/08/17	1,000,000	1,000,000
						7,000,000
Total Fixed-Rate Obligations
(Cost $370,773,183)						370,773,183

Variable-Rate Obligations 15.5% of net assets
Asset-Backed Commercial Paper 1.1%
OLD LINE FUNDING LLC	a,b	1.22%	01/09/17	02/08/17	7,000,000	7,000,000
Financial Company Commercial Paper 0.7%
COMMONWEALTH BANK OF AUSTRALIA	b	1.27%	01/10/17	03/10/17	4,000,000	4,000,000
Certificates of Deposit 8.6%
BANK OF MONTREAL (CHICAGO BRANCH)		0.96%	01/03/17	06/01/17	9,000,000	9,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		0.96%	01/03/17	06/01/17	4,000,000	4,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		1.00%	01/09/17	06/08/17	2,000,000	2,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.27%	01/09/17	06/08/17	2,000,000	2,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.58%	02/17/17	05/17/17	4,000,000	4,003,940
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		1.04%	01/04/17	05/04/17	2,000,000	2,000,000
STATE STREET BANK AND TRUST COMPANY		1.31%		01/25/17	6,000,000	6,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.23%	01/03/17	05/03/17	2,000,000	2,000,000
		1.34%	01/19/17	06/19/17	2,000,000	2,000,000
24
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
See financial notes

Schwab Investor Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.17%	01/03/17	02/01/17	2,000,000	2,000,000
WELLS FARGO BANK NA		1.30%	01/17/17	10/16/17	17,000,000	17,000,000
						52,003,940
U.S. Treasury Debt 0.5%
UNITED STATES TREASURY		0.72%	01/03/17	10/31/17	3,000,000	3,000,000
Variable Rate Demand Notes 4.6%
BLUE MOUNTAIN ENTERPRISES, LLC
VARIABLE RATE DEMAND BONDS SERIES 2013 (LOC: WELLS FARGO BANK NA)		1.00%		01/06/17	3,450,000	3,450,000
CALIFORNIA HEALTH FACILITIES FINANCING AUTH
RB (KAISER PERMANENTE) SERIES 2006C		0.69%		01/06/17	1,000,000	1,000,000
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
TAXABLE RB (CAPITAL CORRUGATED) SERIES 2016B (LOC: COMERICA BANK)		1.00%		01/06/17	2,920,000	2,920,000
CALIFORNIA MUNICIPAL FINANCE AUTH
REFUNDING RB (EXXONMOBIL) SERIES 2007		0.65%		01/03/17	1,000,000	1,000,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
RB (KAISER PERMANENTE) SERIES 2002B		0.69%		01/06/17	2,000,000	2,000,000
EAGLE CNTY
RB (BC HOUSING) SERIES 1997B (LOC: WELLS FARGO BANK NA)		0.86%		01/06/17	1,500,000	1,500,000
HOWARD UNIVERSITY
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)		0.83%		01/06/17	1,000,000	1,000,000
LABCON NORTH AMERICA
TAXABLE BONDS SERIES 2010 (LOC: BANK OF THE WEST)		0.95%		01/06/17	1,340,000	1,340,000
LINCOLN CNTY
POLLUTION CTRL REFUNDING RB (EXXONMOBIL) SERIES 2014		0.67%		01/03/17	2,000,000	2,000,000
NEW YORK STATE HFA
RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)		0.74%		01/06/17	1,000,000	1,000,000
NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 4 (LOC: BARCLAYS BANK PLC)	b	0.84%		01/06/17	1,000,000	1,000,000
NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 8 (LOC: BARCLAYS BANK PLC)	b	0.87%		01/06/17	1,000,000	1,000,000
NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 2 (LOC: JPMORGAN CHASE BANK NA)	b	0.87%		01/06/17	1,000,000	1,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: JPMORGAN CHASE BANK NA)	b	0.87%		01/06/17	1,000,000	1,000,000
NUVEEN QUALITY INCOME MUNICIPAL FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 3 (LOC: BARCLAYS BANK PLC)	b	0.88%		01/06/17	1,000,000	1,000,000
25
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
See financial notes

Schwab Investor Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
WESTERN ASSET INTERMEDIATE MUNI FUND
VARIABLE RATE DEMAND PREFERRED STOCK SERIES 1 (LOC: CITIBANK NA)	b	0.86%		01/06/17	1,000,000	1,000,000
WESTERN ASSET MANAGED MUNICIPALS FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	0.86%		01/06/17	1,000,000	1,000,000
YMCA - NORTHWOODS
VARIABLE RATE DEMAND NOTES SERIES 2014A (LOC: FEDERAL HOME LOAN BANKS)		0.81%		01/06/17	3,645,000	3,645,000
						27,855,000
Total Variable-Rate Obligations
(Cost $93,858,940)						93,858,940
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 23.2% of net assets
U.S. Government Agency Repurchase Agreements* 15.5%
BANK OF NOVA SCOTIA
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Government Agency Securities valued at $13,390,744, 3.00% - 4.50%, due 01/01/26 - 04/01/42)		0.50%		01/03/17	13,000,722	13,000,000
BNP PARIBAS SA
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $10,200,578, 0.00% - 7.00%, due 01/05/17 - 01/25/42)		0.50%		01/03/17	10,000,556	10,000,000
DEUTSCHE BANK SECURITIES INC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury Securities valued at $10,200,005, 1.63%, due 02/15/26)		0.51%		01/03/17	10,000,567	10,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Government Agency Securities valued at $30,900,001, 3.00%, due 11/15/40)		0.50%		01/03/17	30,001,667	30,000,000
MIZUHO SECURITIES USA INC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Government Agency Securities valued at $1,030,000, 3.50%, due 12/01/46)		0.50%		01/03/17	1,000,056	1,000,000
WELLS FARGO SECURITIES LLC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Government Agency Securities valued at $31,201,733, 3.00% - 5.50%, due 05/01/18 - 12/01/46)		0.50%		01/03/17	30,001,667	30,000,000
						94,000,000
26
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
See financial notes

Schwab Investor Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
U.S. Treasury Repurchase Agreement 2.0%
BARCLAYS CAPITAL INC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury Securities valued at $12,443,256, 0.63% - 2.88%, due 05/31/17 - 07/31/19)		0.50%		01/03/17	12,199,868	12,199,190
Other Repurchase Agreements** 5.7%
BNP PARIBAS SA
Issued 12/28/16, repurchase date 01/04/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $6,901,101, 1.02% - 6.13%, due 07/25/28 - 07/25/36)		0.82%		01/04/17	6,000,957	6,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 12/28/16, repurchase date 01/04/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,151,175, 7.94%, due 12/15/30)	a	0.86%		01/04/17	1,000,167	1,000,000
Issued 09/07/16, repurchase date 03/07/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $13,805,082, 1.48% - 7.94%, due 11/14/26 - 01/25/35)	a,c	1.46%		03/07/17	12,088,087	12,000,000
JP MORGAN SECURITIES LLC
Issued 11/30/16, repurchase date 05/30/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,756,709, 0.00% - 6.25%, due 08/27/21 - 03/15/87)	c	1.40%		03/30/17	5,023,333	5,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 12/09/16, repurchase date 03/09/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,600,001, 0.00%, due 08/03/20)	c	1.19%		02/03/17	4,007,404	4,000,000
WELLS FARGO SECURITIES LLC
Issued 12/27/16, repurchase date 01/03/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,183, 3.99% - 5.64%, due 06/19/31 - 01/17/59)		0.82%		01/03/17	1,000,159	1,000,000
Issued 12/29/16, repurchase date 01/05/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,450,551, 3.99%, due 06/19/31)		0.82%		01/05/17	3,000,478	3,000,000
Issued 11/01/16, repurchase date 05/01/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,474,458, 3.50% - 5.89%, due 09/25/46 - 04/18/52)	c	1.41%		04/04/17	3,018,095	3,000,000
						35,000,000
Total Repurchase Agreements
(Cost $141,199,190)						141,199,190

End of Investments.

27
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
See financial notes

Schwab Investor Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

At 12/31/16, the tax basis cost of the fund's investments was $605,831,313.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $114,840,844 or 18.9% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $24,000,000 or 4.0% of net assets.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
AUTH —	Authority
BAN —	Bond anticipation note
CCD —	Community college district
CNTY —	County
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
ETF —	Exchange-traded fund
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district

At December 31, 2016, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2016. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
28
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
See financial notes

Schwab Investor Money Fund
Statement of Assets and Liabilities

As of December 31, 2016
Assets
Investments, at cost and value		$464,632,123
Repurchase agreements, at cost and value	+	141,199,190
Total investments, at cost and value (Note 2a)		605,831,313
Receivables:
Fund shares sold		2,263,907
Interest		751,588
Prepaid expenses	+	18,534
Total assets		608,865,342
Liabilities
Payables:
Investment adviser and administrator fees		200,372
Fund shares redeemed		1,371,728
Distributions to shareholders		23,157
Accrued expenses	+	108,305
Total liabilities		1,703,562
Net Assets
Total assets		608,865,342
Total liabilities	–	1,703,562
Net assets		$607,161,780
Net Assets by Source
Capital received from investors		607,161,780

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$607,161,780		607,075,306		$1.00

29
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
See financial notes

Schwab Investor Money Fund
Statement of Operations

For the period January 1, 2016 through December 31, 2016
Investment Income
Interest		$5,406,173
Expenses
Investment adviser and administrator fees		2,880,532
Shareholder service fees		2,059,429
Custodian fees		100,352
Portfolio accounting fees		97,607
Shareholder reports		62,413
Registration fees		60,212
Professional fees		41,035
Independent trustees' fees		35,240
Transfer agent fees		12,191
Other expenses	+	15,396
Total expenses		5,364,407
Expense reduction by CSIM and its affiliates	–	844,083
Net expenses	–	4,520,324
Net investment income		885,849
Realized Gains (Losses)
Net realized gains on investments		106,701
Increase in net assets resulting from operations		$992,550
30
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
See financial notes

Schwab Investor Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/16-12/31/16		1/1/15-12/31/15
Net investment income		$885,849	$97,008
Net realized gains (losses)	+	106,701	(5,933)
Increase in net assets from operations		992,550	91,075
Distributions to Shareholders
Distributions from net investment income		(885,849)	(97,008)
Distributions from net realized gains	+	(19,553)	—
Total distributions		(905,402)	(97,008)
Transactions in Fund Shares*
Shares sold		446,488,753	652,308,802
Shares reinvested		842,248	82,633
Shares redeemed	+	(865,383,889)	(566,744,085)
Net transactions in fund shares		(418,052,888)	85,647,350
Net Assets
Beginning of period		1,025,127,520	939,486,103
Total increase or decrease	+	(417,965,740)	85,641,417
End of period		$607,161,780	$1,025,127,520
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
31
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
See financial notes

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Money Market Fund™	Schwab Variable Share Price Money Fund™
Schwab Government Money Fund™	Schwab Retirement Government Money Fund™
Schwab U.S. Treasury Money Fund™	Schwab Municipal Money Fund™
Schwab Treasury Obligations Money Fund™	Schwab AMT Tax-Free Money Fund™
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund™
Schwab Advisor Cash Reserves®	Schwab New York Municipal Money Fund™
Schwab Cash Reserves™	Schwab New Jersey Municipal Money Fund™
Schwab Retirement Advantage Money Fund	Schwab Pennsylvania Municipal Money Fund™
Schwab Investor Money Fund	Schwab Massachusetts Municipal Money Fund™
Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund each offer one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
32
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds' repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the funds' custodian (or, with multi-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2016, the following funds had investments in repurchase agreements with a gross value as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities:
Schwab Retirement Advantage Money Fund	$55,223,984
Schwab Investor Money Fund	141,199,190
The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
33
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investment Risk. You could lose money by investing in the funds. Although the funds seek to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Retail Money Market Fund Risk. Each fund qualifies as a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Prior to and upon conversion to a “retail money market fund,” a fund may involuntarily redeem any investor who is not a natural person. Each fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax
34
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
Financial Notes (continued)

3. Risk Factors (continued):
liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” each fund will be permitted to continue to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. Each fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low, or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When a fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though a fund's investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund's portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund's share price or yield to fall.
Many of the U.S. government securities that the funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for the purchaser, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the funds. Any decline in the value of the securities held by the fund could cause a fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
35
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
Financial Notes (continued)

3. Risk Factors (continued):
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
Foreign Investment Risk. Although the funds may invest only in U.S. dollar denominated securities, a fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund's average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended December 31, 2016, the aggregate advisory fee paid to CSIM by the Schwab Retirement Advantage Money Fund and the Schwab Investor Money Fund were 0.35% and 0.35%, respectively, as a percentage of each fund's average daily net assets.
36
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Shareholder Servicing Fee
Schwab Retirement Advantage Money Fund	0.22%
Schwab Investor Money Fund	0.25%
Contractual Expense Limitations
CSIM and its affiliates have made an additional agreement with the Schwab Retirement Advantage Money Fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.49% through April 29, 2018.
In addition, effective January 1, 2016 through December 31, 2016, CSIM and its affiliates agreed to waive an additional amount of the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund expenses equal to 0.035% of the funds’ average daily net assets.
During the period ended December 31, 2016, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreements:
	Total Waived Amount	Contractual Expense Limitation Waived Amount
Schwab Retirement Advantage Money Fund	$942,781	$942,076
Schwab Investor Money Fund	844,083	300,511
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund.
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
37
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
Financial Notes (continued)

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), which matured on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. On October 6, 2016, the Credit Facility was amended to run for a new 364 day period with an increased line of $555 million and a commitment fee of 0.15% per annum. There were no borrowings from the line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of December 31, 2016, the funds had no undistributed earnings on a tax basis.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2016, the funds had no capital loss carryforwards.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2016, the funds had no capital losses deferred and had capital loss carryforwards utilized as follows:
	Schwab Retirement Advantage Money Fund	Schwab Investor Money Fund
Capital losses utilized	$—	$85,706
The tax-basis components of distributions paid during the current and prior fiscal years were as follows:
	Schwab Retirement Advantage Money Fund	Schwab Investor Money Fund
Current period distributions
Ordinary income	$984,854	$905,402
Prior period distributions
Ordinary income	$78,598	$97,008
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2016, the funds made the following reclassifications:
	Schwab Retirement Advantage Money Fund	Schwab Investor Money Fund
Capital shares	$5,987	$1,442
Net realized capital gains and losses	(5,987)	(1,442)
As of December 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the funds did not incur any interest or penalties.
38
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
Financial Notes (continued)

8. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the funds' financial statements and related disclosures.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
39
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund (two of the funds constituting The Charles Schwab Family of Funds, hereafter referred to as the “Funds”) at December 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2017
40
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 110 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	110	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	110	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	110	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	110	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
41
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	110	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	110	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	110	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	110	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	110	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

42
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	110	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	110	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer (May 2007 – present), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 - Feb. 2016), Schwab Holdings, Inc.	110	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
43
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
44
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

45
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov immediately upon filing.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

46
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•   APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•   TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•   when we use other companies to provide services for us, such as printing and mailing your account statements;
•   when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2016 Schwab Funds. All rights reserved.

47
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
Our straightforward approach sets us apart.

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus, or if available, the summary prospectus. Please call 1-877-824-5615 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2017 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

This page is intentionally left blank.

MFR13860-20
00189423

Annual Report  |  December 31, 2016
Schwab Retirement Government Money Fund™

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).
1
Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
fund covered in this report.
Dear Shareholder,
At this time of the year, many of us set personal intentions and make resolutions for the New Year. Along those same lines, at Charles Schwab Investment Management, we also look to the year ahead and at ways we can continue to help you achieve your financial goals. In 2017, we intend to keep making your investing experience with us as positive and transparent as we can, continuing to put you, our investors, first.
The 12-months ended December 31, 2016, brought some notable changes to most money market funds. Final implementation of Money Market Fund Reform went into effect in October, causing uncertainty in much of the industry. Then, in December, the Federal Reserve raised interest rates for the first time in a year, resulting in rising yields for many money market funds.
Money market funds remain in the spotlight amid expectations for further rate increases in the coming year. Generally, the search for places to put savings—either temporarily or as part of a permanent cash allocation—has led investors to opt for the highest-yielding option. But we believe it’s important to remember that yield is only one facet of owning such investments. The Schwab Retirement Government Money Fund (the fund) is designed to offer investors stability of capital and liquidity, along with yield. Our investment risk team regularly conducts tests to evaluate the impact of various factors on fund holdings, including increases and decreases in short-term rates, widening of credit spreads, downgrades and defaults of issuers, fund cash flow, and shareholder activity. The fund’s portfolio managers may adjust the investment holdings as a result of these findings, for example, by shortening or lengthening the average maturity of the assets in the fund’s portfolio.
We also work hard to give you the best online investor experience we can, providing access to industry insights, fund performance, and much more. Earlier this year, we further bolstered our online resources for the Schwab Money Funds. Our website includes information on the daily and weekly liquid assets, net inflows and outflows for the funds, and the current NAV and market-based NAV per share. These reporting and disclosure changes are intended to provide additional information and transparency, so that you can better track your investments.
Within the Schwab Money Funds lineup, there are several different options for investors to choose from, including Schwab Purchased Money Funds. The Schwab Purchased Money Funds are designed to offer a number of notable benefits, including capital preservation for existing or upcoming obligations or to reduce the risk of an investor’s portfolio, and investment options for both retail and institutional accounts. If an investor is able to meet fund minimums and is willing to buy and sell positions to manage his/her cash investments, the Schwab Purchased Money Funds could be a great option for an investor’s portfolio.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the fund, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ Money market funds remain in the spotlight amid expectations for further rate increases in the coming year.”
2
Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
The Investment Environment

Over the reporting period ended December 31, 2016, yields on taxable money market funds generally remained low as the Federal Reserve (Fed) left the federal funds rate unchanged for most of 2016. Slowing global growth and inconsistent U.S. economic data contributed to the Fed’s decision to hold short-term interest rates steady through November, as did spikes in volatility tied to the United Kingdom’s decision in June to leave the European Union (Brexit) and the U.S. presidential election. However, as the U.S. economy began to pick up and show signs of lasting stability, the Fed unanimously voted to raise rates at its last meeting of the year in December. Yields on short-term securities rose soon after, including the yields on many taxable money market funds.
Outside the U.S., many countries continued to face weak economic growth and inflation below targeted levels. In response, central banks in both Asia and Europe took steps to stimulate their respective economies, and maintained or increased accommodative monetary policy measures. Early in the reporting period, the European Central Bank (ECB) expanded its quantitative easing program and launched a program that provides cheap funding to European banks, while also maintaining a negative overnight deposit facility rate. At the end of the year, the ECB announced that it would cut the amount of bonds it was purchasing, but would extend the bond buying program through December of 2017. In Asia, the Bank of Japan launched negative interest rates in February to encourage lending, and later in the reporting period introduced yield curve management as a policy tool, targeting interest rates on government bonds to achieve its inflation goal. Facing slowing growth, the People’s Bank of China (PBOC) lowered the reserve requirement for banks which increased the funds available for banks to make loans. The PBOC also flooded the economy with credit during the reporting period, hoping to further encourage financial institutions to increase lending.
Overall, yields on U.S. Treasuries remained low for much of 2016 and did not increase until the end of the reporting period. Short-term rates, which are directly influenced by Fed policy, rose as expectations for a December Fed rate hike increased. Longer-term yields, which are generally driven by growth and inflation expectations, rose in the second half of 2016 and climbed further following the unexpected outcome of the U.S. presidential election. The yields on many international government-backed securities also remained lower than those in the U.S., with some in negative territory, further increasing the appeal of U.S. Treasuries.
Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs or expenses, and you cannot invest in them directly. For index definitions, please see the Glossary.
Management views may have changed since the report date.
Past performance cannot guarantee future results
3
Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
Fund Management

Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Lynn Paschen, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2011, Ms. Paschen held a number of positions at American Century Investments. She most recently was a portfolio manager, and from 2000 to 2003 worked as a fixed income trader. She has managed money market funds since 2003.

Nicole Perret-Gentil, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2016, Ms. Perret-Gentil worked at Freddie Mac for 15 years, most recently as a Senior Portfolio Manager where she managed and executed trades for a fixed income strategy. Prior to that role, she served as a Portfolio Manager performing fixed income analysis, a Senior Research Analyst for investor and dealer relations, a Senior Securities Operations Analyst in loan and securities operations, and a Lead Mortgage Securities Operations Specialist. She also worked at Merrill Lynch for a year as a Senior Specialist in fixed income global banking and investments.
4
Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
Performance and Fund Facts as of 12/31/16

The Schwab Retirement Government Money Fund (the fund) seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities such as U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies or instrumentalities, repurchase agreements, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, investing at least 80% of the fund’s net assets in U.S. government securities including repurchase agreements that are collateralized fully by U.S. government securities (excluding cash).For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
As yields on money market securities remained historically low, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period of May 17, 2016, to December 31, 2016, to help the fund maintain a non-negative net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. For the reporting period ended December 31, 2016, many global markets experienced bouts of heightened volatility. Early in the year, concerns surrounding China’s decelerating economy and sharp fluctuations in the price of oil contributed to market uncertainty, while the United Kingdom’s vote to leave the European Union (Brexit) and the U.S. presidential election added to volatility later in the reporting period. Throughout the year, speculation around the timing of another short-term interest rate increase by the Federal Reserve (Fed) caused investor uncertainty and played a role in market movements. The Fed left the federal funds rate unchanged for most of 2016, only raising it at the Fed’s last meeting of the year in December. The increase in short-term interest rates was expected, and most markets remained orderly as a result.
The implementation of Money Market Fund Reform played a key role in the large outflows and inflows that the money market fund industry experienced in the months prior to final implementation. During the 12-month reporting period, the industry saw an approximate $1 trillion shift in assets from prime money market funds to government money market funds, most of which took place in June through October. The shift in assets went very smoothly, in large part due to the Fed’s Reverse Repurchase Facility providing much needed supply for the government money market funds.
As investors shifted assets from prime money market funds to government money market funds, spreads widened between these two types of securities. Due to this shift in investor demand, yields on prime securities rose while yields on government securities declined.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. Rates on short-term government securities fluctuated during the period, driven by Money Market Fund Reform, seasonal changes in supply, and uncertainty surrounding the potential of future Fed short-term interest rate hikes. In this environment, the fund’s weighted average maturity (WAM) started the reporting period at 35 days and ended at 45 days.

Portfolio Composition By Maturity % of Investments1
Portfolio Composition by Security Type % of Investments

Statistics
Weighted Average Maturity[2]	45 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
5
Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
Performance and Fund Facts as of 12/31/16 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend Since Inception (5/17/16)

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Retirement Government Money Fund
Ticker Symbol	SNRXX
Minimum Initial Investment[1]	$10,000,000
Seven-Day Yield (with waivers)[2]	0.30%
Seven-Day Yield (without waivers)[2]	0.10%
Seven-Day Effective Yield (with waivers)[2]	0.30%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
6
Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2016 and held through December 31, 2016.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 7/1/16	Ending Account Value (Net of Expenses) at 12/31/16	Expenses Paid During Period[2] 7/1/16–12/31/16
Schwab Retirement Government Money Fund
Actual Return	0.20%	$1,000.00	$1,000.90	$1.01
Hypothetical 5% Return	0.20%	$1,000.00	$1,024.09	$1.02

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.
7
Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
Financial Statements
Financial Highlights
5/17/16 [1]– 12/31/16
Per-Share Data
Net asset value at beginning of period	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [2],[3]
Net realized and unrealized gains (losses)	(0.00) [3]
Total from investment operations	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]
Net asset value at end of period	$1.00
Total return	0.11% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.20% [5]
Gross operating expenses	0.43% [5]
Net investment income (loss)	0.20% [5]
Net assets, end of period (x 1,000,000)	$658

1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
Annualized.
8
Schwab Retirement Government Money Fund  |  Annual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings as of December 31, 2016

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
52.1%	Fixed-Rate Obligations	342,731,188	342,731,188
18.4%	Variable-Rate Obligations	121,391,760	121,391,760
29.5%	Repurchase Agreements	194,153,287	194,153,287
100.0%	Total Investments	658,276,235	658,276,235
(0.0%)	Other Assets and Liabilities, Net		(307,454)
100.0%	Net Assets		657,968,781

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 52.1% of net assets
U.S. Government Agency Debt 34.4%
FEDERAL FARM CREDIT BANKS FUNDING CORP		0.59%		02/06/17	3,000,000	3,000,320
FEDERAL HOME LOAN BANKS		0.37%		01/11/17	6,000,000	5,999,377
		0.43%		01/11/17	2,100,000	2,100,010
		0.37%		01/17/17	1,200,000	1,199,803
		0.47%		01/27/17	1,000,000	999,661
		0.38%		02/01/17	5,000,000	4,998,347
		0.40%		02/03/17	100,000	99,963
		0.42%		02/03/17	1,000,000	999,615
		0.46%		02/08/17	3,000,000	2,998,550
		0.41%		02/15/17	5,000,000	4,997,437
		0.42%		02/15/17	19,000,000	18,990,025
		0.48%		02/15/17	2,000,000	1,998,805
		0.70%		02/24/17	4,600,000	4,601,870
		0.75%		03/02/17	5,000,000	5,002,602
		0.50%		03/10/17	2,000,000	1,998,111
		0.88%		03/10/17	1,000,000	1,000,715
		0.56%		03/15/17	18,000,000	17,979,540
		0.56%		03/16/17	100,000	99,885
		0.51%		03/22/17	5,000,000	4,994,333
		0.55%		03/22/17	18,000,000	17,978,080
		0.56%		03/22/17	100,000	99,876
		0.56%		03/24/17	180,000	179,770
		0.56%		03/29/17	67,000,000	66,909,327
		0.50%		04/12/17	4,000,000	3,994,389
9
Schwab Retirement Government Money Fund  |  Annual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.51%		05/03/17	10,000,000	9,982,784
		0.59%		05/12/17	10,000,000	9,978,531
		0.55%		05/25/17	250,000	249,450
		0.63%		06/07/17	4,000,000	3,989,097
		0.64%		06/09/17	2,000,000	1,994,355
		0.67%		06/29/17	4,000,000	3,986,674
		0.74%		08/03/17	9,520,000	9,478,123
FEDERAL HOME LOAN MORTGAGE CORPORATION		0.44%		02/10/17	100,000	99,951
		5.00%		02/16/17	10,000,000	10,056,710
		0.48%		02/28/17	2,000,000	1,998,453
		0.75%		03/09/17	1,000,000	1,000,491
FEDERAL NATIONAL MORTGAGE ASSOCIATION		0.41%		01/17/17	250,000	249,954
						226,284,984
U.S. Treasury Debt 17.7%
UNITED STATES TREASURY		0.88%		01/31/17	35,000,000	35,015,484
		3.13%		01/31/17	1,000,000	1,002,176
		0.63%		02/15/17	150,000	150,028
		0.50%		02/28/17	1,000,000	1,000,052
		0.88%		02/28/17	36,000,000	36,027,395
		3.00%		02/28/17	35,000,000	35,145,377
		0.75%		03/15/17	7,000,000	7,003,600
		0.88%		04/15/17	1,000,000	1,001,038
		2.38%		07/31/17	100,000	101,054
						116,446,204
Total Fixed-Rate Obligations
(Cost $342,731,188)						342,731,188

Variable-Rate Obligations 18.4% of net assets
U.S. Government Agency Debt 18.3%
FEDERAL FARM CREDIT BANKS FUNDING CORP		0.81%	01/27/17	02/27/17	2,025,000	2,025,563
FEDERAL HOME LOAN BANKS		0.79%		01/17/17	100,000	100,012
		0.82%		02/08/17	1,850,000	1,850,827
		0.41%	01/21/17	04/21/17	25,000,000	24,999,890
		0.77%	02/16/17	05/16/17	250,000	249,999
		0.66%	02/17/17	05/17/17	5,000,000	5,004,509
		0.63%	02/24/17	05/24/17	5,000,000	5,000,000
		0.58%	01/23/17	06/23/17	10,000,000	9,999,508
		0.46%	01/26/17	07/26/17	10,000,000	9,999,655
		0.91%	03/01/17	09/01/17	15,000,000	15,030,802
		0.98%	03/29/17	09/29/17	1,250,000	1,251,753
		0.62%	01/06/17	10/06/17	15,000,000	15,000,000
		0.80%	02/15/17	11/15/17	4,000,000	4,004,642
		0.82%	01/02/17	01/02/18	7,000,000	7,020,519
FEDERAL HOME LOAN MORTGAGE CORPORATION		0.40%	01/11/17	04/11/17	10,000,000	10,000,000
		0.80%	01/27/17	04/27/17	5,000,000	5,002,797
10
Schwab Retirement Government Money Fund  |  Annual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.49%	01/08/17	05/08/17	3,000,000	3,000,000
		0.87%	01/21/17	07/21/17	1,250,000	1,251,190
		0.84%	01/08/17	01/08/18	100,000	100,000
						120,891,666
U.S. Treasury Debt 0.1%
UNITED STATES TREASURY		0.63%	01/03/17	07/31/17	500,000	500,094
Total Variable-Rate Obligations
(Cost $121,391,760)						121,391,760
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 29.5% of net assets
U.S. Government Agency Repurchase Agreements* 25.7%
BANK OF NOVA SCOTIA
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Government Agency Securities valued at $66,953,720, 2.50% - 4.00%, due 12/01/26 - 12/01/46)		0.50%		01/03/17	65,003,611	65,000,000
BNP PARIBAS SA
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $16,549,351, 0.00% - 6.00%, due 01/05/17 - 07/01/45)		0.50%		01/03/17	16,154,184	16,153,287
DEUTSCHE BANK SECURITIES INC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Government Agency Securities valued at $3,090,377, 1.00%, due 03/08/17)		0.51%		01/03/17	3,000,170	3,000,000
JP MORGAN SECURITIES LLC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Government Agency Securities valued at $20,600,000, 2.00% - 3.50%, due 01/01/32 - 12/01/46)		0.52%		01/03/17	20,001,156	20,000,000
WELLS FARGO SECURITIES LLC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Government Agency Securities valued at $10,400,578, 1.62%, due 11/01/21)		0.50%		01/03/17	10,000,556	10,000,000
Issued 12/30/16, repurchase date 01/06/17 (Collateralized by U.S. Government Agency Securities valued at $57,206,006, 1.62% - 3.50%, due 11/01/21 - 09/01/45)		0.54%		01/06/17	55,005,775	55,000,000
						169,153,287
11
Schwab Retirement Government Money Fund  |  Annual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
U.S. Treasury Repurchase Agreement 3.8%
BARCLAYS CAPITAL INC
Issued 12/27/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury Securities valued at $25,500,045, 0.00% - 3.00%, due 02/23/17 - 11/15/44)		0.52%		01/03/17	25,002,528	25,000,000
Total Repurchase Agreements
(Cost $194,153,287)						194,153,287

End of Investments.

At 12/31/16, the tax basis cost of the fund's investments was $658,276,235.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.

At December 31, 2016, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2016. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
12
Schwab Retirement Government Money Fund  |  Annual Report
See financial notes

Schwab Retirement Government Money Fund
Statement of Assets and Liabilities

As of December 31, 2016
Assets
Investments, at cost and value		$464,122,948
Repurchase agreements, at cost and value	+	194,153,287
Total investments, at cost and value (Note 2a)		658,276,235
Receivables:
Fund shares sold		1,338,374
Interest		948,955
Prepaid expenses	+	824
Total assets		660,564,388
Liabilities
Payables:
Investment adviser and administrator fees		78,783
Independent trustees' fees		16,234
Fund shares redeemed		2,300,114
Distributions to shareholders		124,814
Accrued expenses	+	75,662
Total liabilities		2,595,607
Net Assets
Total assets		660,564,388
Total liabilities	–	2,595,607
Net assets		$657,968,781
Net Assets by Source
Capital received from investors		657,970,762
Net realized capital losses		(1,981)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$657,968,781		657,970,762		$1.00

13
Schwab Retirement Government Money Fund  |  Annual Report
See financial notes

Schwab Retirement Government Money Fund
Statement of Operations

For the period May 17, 2016* through December 31, 2016
Investment Income
Interest		$736,379
Expenses
Investment adviser and administrator fees		642,368
Custodian fees		43,231
Portfolio accounting fees		38,909
Independent trustees' fees		31,221
Professional fees		26,223
Shareholder reports		8,603
Transfer agent fees		2,123
Registration fees		326
Other expenses	+	4,072
Total expenses		797,076
Expense reduction by CSIM and its affiliates	–	430,009
Net expenses	–	367,067
Net investment income		369,312
Realized Gains (Losses)
Net realized losses on investments		(1,981)
Increase in net assets resulting from operations		$367,331
*	Commencement of operations.
14
Schwab Retirement Government Money Fund  |  Annual Report
See financial notes

Schwab Retirement Government Money Fund
Statement of Changes in Net Assets

For the current period only. Because the fund commenced operations on May 17, 2016, it has no prior report period.
Operations
	5/17/16*-12/31/16
Net investment income		$369,312
Net realized loss	+	(1,981)
Increase in net assets from operations		367,331
Distributions to Shareholders
Distributions from net investment income		(369,312)
Transactions in Fund Shares**
Shares sold		723,494,846
Shares reinvested		125,337
Shares redeemed	+	(65,649,421)
Net transactions in fund shares		657,970,762
Net Assets
Beginning of period		—
Total increase	+	657,968,781
End of period		$657,968,781
*	Commencement of operations.
**	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
15
Schwab Retirement Government Money Fund  |  Annual Report
See financial notes

Schwab Retirement Government Money Fund
Financial Notes

1. Business Structure of the Fund:
Schwab Retirement Government Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Money Market Fund™	Schwab Variable Share Price Money Fund™
Schwab Government Money Fund™	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund™	Schwab Municipal Money Fund™
Schwab Treasury Obligations Money Fund™	Schwab AMT Tax-Free Money Fund™
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund™
Schwab Advisor Cash Reserves	Schwab New York Municipal Money Fund™
Schwab Cash Reserves™	Schwab New Jersey Municipal Money Fund™
Schwab Retirement Advantage Money Fund®	Schwab Pennsylvania Municipal Money Fund™
Schwab Investor Money Fund®	Schwab Massachusetts Municipal Money Fund™
Schwab Retirement Government Money Fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund commenced operations on May 17, 2016.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
16
Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund's repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by the fund's custodian (or, with multi-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2016, the fund had investments in repurchase agreements with a gross value of $194,153,287 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
17
Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
18
Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
Financial Notes (continued)

3. Risk Factors (continued):
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the fund's investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund's portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund's share price or yield to fall.
Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
19
Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
For the period ended December 31, 2016, the aggregate advisory fee paid to CSIM by the fund was 0.35%, as a percentage of the fund's average daily net assets.
CSIM has agreed to pay all offering costs and will not recoup the costs from the fund.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the Schwab Retirement Government Money Fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.20% through April 29, 2018.
During the period ended December 31, 2016, the fund waived $430,009 in expenses of which $429,645 was waived in accordance with the contractual expense limitation agreement noted above.
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund.
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
Certain accounts or CSIM affiliates may from time to time own (beneficially or of record) or control a significant percentage of a fund’s shares. Redemptions by these shareholders of their holdings in a fund may impact the fund’s liquidity and NAV. These redemptions may also force the fund to sell securities, which may negatively impact the fund’s brokerage costs. Please refer to note 3 for more information on redemption risk. As of December 31, 2016, one shareholder of the fund owned 44% of the fund’s outstanding shares.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
Effective June 10, 2016, the fund became a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), which matured on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. On October 6, 2016, the Credit Facility was amended to run for a new 364 day period with an increased line of $555 million and a commitment fee of 0.15% per annum. There were no borrowings from the line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of December 31, 2016, the fund had no undistributed earnings on a tax basis.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2016, the fund had capital loss carryforwards of $1,981 with no expiration.
20
Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
Financial Notes (continued)

7. Federal Income Taxes (continued):
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2016, the fund had no capital losses deferred and no capital loss carryforwards utilized.
The tax-basis components of distributions paid during the current fiscal year were as follows:
Current period distributions
Ordinary income	$369,312
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2016, no such reclassifications were required.
As of December 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the fund did not incur any interest or penalties.

8. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the fund's financial statements and related disclosures.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
21
Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Retirement Government Money Fund
In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Retirement Government Money Fund (one of the funds constituting The Charles Schwab Family of Funds, hereafter referred to as the “Fund”) at December 31, 2016, the results of its operations, the changes in its net assets and the financial highlights for the period May 17, 2016 (commencement of operations) through December 31, 2016, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2016 by correspondence with the custodian and brokers, provides a reasonable basis for our our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2017
22
Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 110 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund's Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	110	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	110	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	110	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	110	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
23
Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	110	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	110	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	110	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	110	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	110	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

24
Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	110	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	110	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer (May 2007 – present), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 - Feb. 2016), Schwab Holdings, Inc.	110	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
25
Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
26
Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquid assets  Daily liquid assets  include (i) cash, (ii) direct obligations of the U.S. Government; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day. Weekly liquid assets  include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
A taxable money market fund may not acquire any security other than a “daily liquid asset” unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets and no money market fund may acquire any security other than a “weekly liquid asset” unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

27
Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov immediately upon filing.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

28
Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•   APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•   TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•   when we use other companies to provide services for us, such as printing and mailing your account statements;
•   when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2016 Schwab Funds. All rights reserved.

29
Schwab Retirement Government Money Fund  |  Annual Report

Notes

Notes

Schwab Retirement Government Money Fund
Our straightforward approach sets us apart.

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus, or if available, the summary prospectus. Please call 1-877-824-5615 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2017 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

This page is intentionally left blank.

MFR95514-00
00189441

Annual Report  |  December 31, 2016
Schwab Taxable Money Funds

Schwab Government
Money Fund™
Schwab U.S. Treasury
Money Fund™
(closed to new investors)
Schwab Treasury Obligations
Money Fund™
Schwab Value Advantage
Money Fund®

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).
1
Schwab Taxable Money Funds  |  Annual Report

Schwab Taxable Money Funds
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
At this time of the year, many of us set personal intentions and make resolutions for the New Year. Along those same lines, at Charles Schwab Investment Management, we also look to the year ahead and at ways we can continue to help you achieve your financial goals. In 2017, we intend to keep making your investing experience with us as positive and transparent as we can, continuing to put you, our investors, first.
The 12-months ended December 31, 2016, brought some notable changes to most money market funds. Money Market Fund Reform went into effect in October, causing uncertainty in much of the industry. Then, in December, the Federal Reserve raised interest rates for the first time in a year, resulting in rising yields for many money market funds.
Money market funds remain in the spotlight amid expectations for further rate increases in the coming year. Generally, the search for places to put savings—either temporarily or as part of a permanent cash allocation—has led investors to opt for the highest-yielding option. But we believe it’s important to remember that yield is only one facet of owning such investments. The Schwab Taxable Money Funds (the funds) are designed to offer investors stability of capital and liquidity, along with yield. Our investment risk team regularly conducts tests to evaluate the impact of various factors on fund holdings, including increases and decreases in short-term rates, widening of credit spreads, downgrades and defaults of issuers, fund cash flow, and shareholder activity. A fund’s portfolio management team may adjust the investment holdings as a result of these findings, for example, by shortening or lengthening the average maturity of the assets in the fund’s portfolio.
We also work hard to give you the best online investor experience we can, providing access to industry insights, fund performance, and much more. Earlier this year, we further bolstered our online resources for the Schwab Money Funds. Our website includes information on the daily and weekly liquid assets, net inflows and outflows for the funds, and the current NAV and market-based NAV per share. These reporting and disclosure changes are intended to provide additional information and transparency, so that you can better track your investments.
Within the Schwab Money Funds lineup, there are several different options for investors to choose from, including Schwab Purchased Money Funds. The Schwab Purchased Money Funds are designed to offer a number of notable benefits, including capital preservation for existing or upcoming obligations or to reduce the risk of an investor’s portfolio, and investment options for both retail and institutional accounts. If an investor is able to meet fund minimums and is willing to buy and sell positions to manage his/her cash investments, the Schwab Purchased Money Funds could be a great option for an investor’s portfolio.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ Money market funds remain in the spotlight amid expectations for further rate increases in the coming year.”
2
Schwab Taxable Money Funds  |  Annual Report

Schwab Taxable Money Funds
The Investment Environment

Over the reporting period ended December 31, 2016, yields on taxable money market funds generally remained low as the Federal Reserve (Fed) left the federal funds rate unchanged for most of 2016. Slowing global growth and inconsistent U.S. economic data contributed to the Fed’s decision to hold short-term interest rates steady through November, as did spikes in volatility tied to the United Kingdom’s decision in June to leave the European Union (Brexit) and the U.S. presidential election. However, as the U.S. economy began to pick up and show signs of lasting stability, the Fed unanimously voted to raise rates at its last meeting of the year in December. Yields on short-term securities rose soon after, including the yields on many taxable money market funds.
Outside the U.S., many countries continued to face weak economic growth and inflation below targeted levels. In response, central banks in both Asia and Europe took steps to stimulate their respective economies, and maintained or increased accommodative monetary policy measures. Early in the reporting period, the European Central Bank (ECB) expanded its quantitative easing program and launched a program that provides cheap funding to European banks, while also maintaining a negative overnight deposit facility rate. At the end of the year, the ECB announced that it would cut the amount of bonds it was purchasing, but would extend the bond buying program through December of 2017. In Asia, the Bank of Japan launched negative interest rates in February to encourage lending, and later in the reporting period introduced yield curve management as a policy tool, targeting interest rates on government bonds to achieve its inflation goal. Facing slowing growth, the People’s Bank of China (PBOC) lowered the reserve requirement for banks which increased the funds available for banks to make loans. The PBOC also flooded the economy with credit during the reporting period, hoping to further encourage financial institutions to increase lending.
Overall, yields on U.S. Treasuries remained low for much of 2016 and did not increase until the end of the reporting period. Short-term rates, which are directly influenced by Fed policy, rose as expectations for a December Fed rate hike increased. Longer-term yields, which are generally driven by growth and inflation expectations, rose in the second half of 2016 and climbed further following the unexpected outcome of the U.S. presidential election. The yields on many international government-backed securities also remained lower than those in the U.S., with some in negative territory, further increasing the appeal of U.S. Treasuries.
Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs or expenses, and you cannot invest in them directly. For index definitions, please see the Glossary.
Management views may have changed since the report date.
Past performance cannot guarantee future results
3
Schwab Taxable Money Funds  |  Annual Report

Schwab Taxable Money Funds
Fund Management

Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Lynn Paschen, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund. Prior to joining CSIM in 2011, Ms. Paschen held a number of positions at American Century Investments. She most recently was a portfolio manager, and from 2000 to 2003 worked as a fixed income trader. She has managed money market funds since 2003.

Michael Lin, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Value Advantage Money Fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Value Advantage Money Fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Value Advantage Money Fund. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.

4
Schwab Taxable Money Funds  |  Annual Report

Schwab Taxable Money Funds
Nicole Perret-Gentil, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund. Prior to joining CSIM in 2016, Ms. Perret-Gentil worked at Freddie Mac for 15 years, most recently as a Senior Portfolio Manager where she managed and executed trades for a fixed income strategy. Prior to that role, she served as a Portfolio Manager performing fixed income analysis, a Senior Research Analyst for investor and dealer relations, a Senior Securities Operations Analyst in loan and securities operations, and a Lead Mortgage Securities Operations Specialist. She also worked at Merrill Lynch for a year as a Senior Specialist in fixed income global banking and investments.
5
Schwab Taxable Money Funds  |  Annual Report

Schwab Government Money Fund
Performance and Fund Facts as of 12/31/16

The Schwab Government Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities such as U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies or instrumentalities, repurchase agreements, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, investing at least 80% of the fund’s net assets in U.S. government securities including repurchase agreements that are collateralized fully by U.S. government securities (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
As yields on money market securities remained historically low, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the 12-month reporting period ended December 31, 2016, to help the fund maintain a non-negative net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. For the 12-month reporting period ended December 31, 2016, many global markets experienced bouts of heightened volatility. Early in the year, concerns surrounding China’s decelerating economy and sharp fluctuations in the price of oil contributed to market uncertainty, while the United Kingdom’s vote to leave the European Union (Brexit) and the U.S. presidential election added to volatility later in the reporting period. Throughout the year, speculation around the timing of another short-term interest rate increase by the Federal Reserve (Fed) caused investor uncertainty and played a role in market movements. The Fed left the federal funds rate unchanged for most of 2016, only raising it at the Fed’s last meeting of the year in December. The increase in short-term interest rates was expected, and most markets remained orderly as a result.
The implementation of Money Market Fund Reform played a key role in the large outflows and inflows that the money market fund industry experienced in the months prior to final implementation. During the 12-month reporting period, the industry saw an approximate $1 trillion shift in assets from prime money market funds to government money market funds, most of which took place in June through October. The shift in assets went very smoothly, in large part due to the Fed’s Reverse Repurchase Facility providing much needed supply for the government money market funds.
As investors shifted assets from prime money market funds to government money market funds, spreads widened between these two types of securities. Due to this shift in investor demand, yields on prime securities rose while yields on government securities declined.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. Rates on short-term government securities fluctuated during the period, driven by Money Market Fund Reform, seasonal changes in supply, and uncertainty surrounding the potential of future Fed short-term interest rate hikes. In this environment, the fund’s weighted average maturity (WAM) started the reporting period at 37 days and ended at 35 days.

Portfolio Composition By Maturity % of Investments1
Portfolio Composition by Security Type % of Investments

Statistics
Weighted Average Maturity[2]	35 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
6
Schwab Taxable Money Funds  |  Annual Report

Schwab Government Money Fund
Performance and Fund Facts as of 12/31/16 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Government Money Fund
	Sweep Shares	Purchased Shares
Ticker Symbol	SWGXX	SNVXX
Minimum Initial Investment	*	$25,000 [1]
Seven-Day Yield (with waivers)[2]	0.01%	0.13%
Seven-Day Yield (without waivers)[2]	-0.16%	-0.01%
Seven-Day Effective Yield (with waivers)[2]	0.01%	0.13%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Minimum initial investment for IRA and custodial accounts is $15,000. Minimum initial investment for Schwab Advisor Services accounts is $1,000.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
7
Schwab Taxable Money Funds  |  Annual Report

Schwab U.S. Treasury Money Fund
Performance and Fund Facts as of 12/31/16

The Schwab U.S. Treasury Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government. The fund will invest at least 99.5% of its total assets in cash and/or government securities; under normal circumstances, investing at least 80% of the fund’s net assets solely in U.S. Treasury securities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
As yields on money market securities remained historically low, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the 12-month reporting period ended December 31, 2016, to help the fund maintain a non-negative net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. For the 12-month reporting period ended December 31, 2016, many global markets experienced bouts of heightened volatility. Early in the year, concerns surrounding China’s decelerating economy and sharp fluctuations in the price of oil contributed to market uncertainty, while the United Kingdom’s vote to leave the European Union (Brexit) and the U.S. presidential election added to volatility later in the reporting period. Throughout the year, speculation around the timing of another short-term interest rate increase by the Federal Reserve (Fed) caused investor uncertainty and played a role in market movements. The Fed left the federal funds rate unchanged for most of 2016, only raising it at the Fed’s last meeting of the year in December. The increase in short-term interest rates was expected, and most markets remained orderly as a result.
The implementation of Money Market Fund Reform played a key role in the large outflows and inflows that the money market fund industry experienced in the months prior to final implementation. During the 12-month reporting period, the industry saw an approximate $1 trillion shift in assets from prime money market funds to government money market funds, most of which took place in June through October. The shift in assets went very smoothly, in large part due to the Fed’s Reverse Repurchase Facility providing much needed supply for the government money market funds.
As investors shifted assets from prime money market funds to government money market funds, spreads widened between these two types of securities. Due to this shift in investor demand, yields on prime securities rose while yields on government securities declined.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. Rates on short-term government securities fluctuated during the period, driven by Money Market Fund Reform, seasonal changes in supply, and uncertainty surrounding the potential of future Fed short-term interest rate hikes. In this environment, the fund’s weighted average maturity (WAM) started the reporting period at 37 days and ended at 50 days.

Portfolio Composition By Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	50 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The Fund may elect to invest up to 20 percent of its net assets in (i) obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury and (ii) obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Please refer to the fund prospectus for further details on investment objectives, risks, charges, tax implications and expenses.
8
Schwab Taxable Money Funds  |  Annual Report

Schwab U.S. Treasury Money Fund
Performance and Fund Facts as of 12/31/16 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab U.S. Treasury Money Fund
Sweep Shares
Ticker Symbol	SWUXX
Minimum Initial Investment	*
Seven-Day Yield (with waivers)[1]	0.01%
Seven-Day Yield (without waivers)[1]	-0.24%
Seven-Day Effective Yield (with waivers)[1]	0.01%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
9
Schwab Taxable Money Funds  |  Annual Report

Schwab Treasury Obligations Money Fund
Performance and Fund Facts as of 12/31/16

The Schwab Treasury Obligations Money Fund (the fund) seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government and in repurchase agreements backed by such investments. The fund will invest at least 99.5%of its total assets in cash, government securities and/or repurchase agreements that are collateralized fully by cash and/or government securities; under normal circumstances, investing at least 80% of the fund’s net assets in U.S. Treasury obligations or repurchase agreements backed by such obligations (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
As yields on money market securities remained historically low, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the 12-month reporting period ended December 31, 2016, to help the fund maintain a non-negative net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. For the 12-month reporting period ended December 31, 2016, many global markets experienced bouts of heightened volatility. Early in the year, concerns surrounding China’s decelerating economy and sharp fluctuations in the price of oil contributed to market uncertainty, while the United Kingdom’s vote to leave the European Union (Brexit) and the U.S. presidential election added to volatility later in the reporting period. Throughout the year, speculation around the timing of another short-term interest rate increase by the Federal Reserve (Fed) caused investor uncertainty and played a role in market movements. The Fed left the federal funds rate unchanged for most of 2016, only raising it at the Fed’s last meeting of the year in December. The increase in short-term interest rates was expected, and most markets remained orderly as a result.
The implementation of Money Market Fund Reform played a key role in the large outflows and inflows that the money market fund industry experienced in the months prior to final implementation. During the 12-month reporting period, the industry saw an approximate $1 trillion shift in assets from prime money market funds to government money market funds, most of which took place in June through October. The shift in assets went very smoothly, in large part due to the Fed’s Reverse Repurchase Facility providing much needed supply for the government money market funds.
As investors shifted assets from prime money market funds to government money market funds, spreads widened between these two types of securities. Due to this shift in investor demand, yields on prime securities rose while yields on government securities declined.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. Rates on short-term government securities fluctuated during the period, driven by Money Market Fund Reform, seasonal changes in supply, and uncertainty surrounding the potential of future Fed short-term interest rate hikes. In this environment, the fund’s weighted average maturity (WAM) started the reporting period at 29 days and ended at 45 days.

Portfolio Composition By Maturity % of Investments1
Portfolio Composition by Security Type % of Investments

Statistics
Weighted Average Maturity[2]	45 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
10
Schwab Taxable Money Funds  |  Annual Report

Schwab Treasury Obligations Money Fund
Performance and Fund Facts as of 12/31/16 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Treasury Obligations Money Fund
	Sweep Shares	Value Advantage Shares
Ticker Symbol	SNTXX	SNOXX
Minimum Initial Investment[1]	*	$25,000 [2]
Seven-Day Yield (with waivers)[3]	0.01%	0.21%
Seven-Day Yield (without waivers)[3]	-0.23%	-0.05%
Seven-Day Effective Yield (with waivers)[3]	0.01%	0.21%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
11
Schwab Taxable Money Funds  |  Annual Report

Schwab Value Advantage Money Fund
Performance and Fund Facts as of 12/31/16

The Schwab Value Advantage Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable- and floating-rate debt securities, and obligations issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
As yields on money market securities remained historically low, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the 12-month reporting period ended December 31, 2016, to help the fund maintain a positive net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. For the 12-month reporting period ended December 31, 2016, many global markets experienced bouts of heightened volatility. Early in the year, concerns surrounding China’s decelerating economy and sharp fluctuations in the price of oil contributed to market uncertainty, while the United Kingdom’s vote to leave the European Union (Brexit) and the U.S. presidential election added to volatility later in the reporting period. Throughout the year, speculation around the timing of another short-term interest rate increase by the Federal Reserve (Fed) caused investor uncertainty and played a role in market movements. The Fed left the federal funds rate unchanged for most of 2016, only raising it at the Fed’s last meeting of the year in December. The increase in short-term interest rates was expected, and most markets remained orderly as a result.
The implementation of Money Market Fund Reform played a key role in the steepness of the prime money market yield curve over the reporting period, as well as in the large outflows and inflows that the money market fund industry experienced in the months prior to final implementation. During the 12-month reporting period, the industry saw an approximate $1 trillion shift in assets from prime money market funds to government money market funds, most of which took place in June through October. The shift in assets went very smoothly, in large part due to the Fed’s Reverse Repurchase Facility providing much needed supply for the government money market funds.
As investors shifted assets from prime money market funds to government money market funds, spreads widened between these two types of securities. Due to this shift in investor demand, yields on prime securities rose while yields on government securities declined.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. Rates on short-term securities fluctuated during the period, largely driven by the impact of Money Market Fund Reform implementation as well as the uncertainty surrounding future Fed interest rate hikes. In this environment, the weighted average maturity (WAM) of the fund started the reporting period at 36 days and ended at 46 days.

Portfolio Composition By Maturity % of Investments1
Portfolio Composition by Security Type % of Investments

Statistics
Weighted Average Maturity[2]	46 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
12
Schwab Taxable Money Funds  |  Annual Report

Schwab Value Advantage Money Fund
Performance and Fund Facts as of 12/31/16 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Value Advantage Money Fund
	Investor Shares	Select Shares®	Premier Shares[1]	Ultra Shares®[1]
Ticker Symbol	SWVXX	SWBXX	SWAXX	SNAXX
Minimum Initial Investment[2]	$25,000 [3]	$1,000,000	$3,000,000	$10,000,000
Seven-Day Yield (with waivers)[4]	0.53%	0.63%	0.70%	0.73%
Seven-Day Yield (without waivers)[4]	0.36%	0.46%	0.57%	0.59%
Seven-Day Effective Yield (with waivers)[4]	0.53%	0.63%	0.70%	0.73%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Effective October 9, 2015, the share class name of Schwab Value Advantage Money Fund – Institutional Shares and Schwab Value Advantage Money Fund – Institutional Prime Shares was changed to the Schwab Value Advantage Money Fund – Premier Shares and Schwab Value Advantage Money Fund – Ultra Shares, respectively.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	Minimum initial investment for IRA and custodial accounts is $15,000.
[4]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
13
Schwab Taxable Money Funds  |  Annual Report

Schwab Taxable Money Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2016 and held through December 31, 2016.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 7/1/16	Ending Account Value (Net of Expenses) at 12/31/16	Expenses Paid During Period[2] 7/1/16–12/31/16
Schwab Government Money Fund
Sweep Shares
Actual Return	0.42%	$1,000.00	$1,000.10	$2.11
Hypothetical 5% Return	0.42%	$1,000.00	$1,022.99	$2.14
Purchased Shares
Actual Return	0.32%	$1,000.00	$1,000.50	$1.61
Hypothetical 5% Return	0.32%	$1,000.00	$1,023.49	$1.63
Schwab U.S. Treasury Money Fund
Actual Return	0.37%	$1,000.00	$1,000.10	$1.86
Hypothetical 5% Return	0.37%	$1,000.00	$1,023.24	$1.88
Schwab Treasury Obligations Money Fund
Sweep Shares
Actual Return	0.39%	$1,000.00	$1,000.10	$1.96
Hypothetical 5% Return	0.39%	$1,000.00	$1,023.14	$1.98
Value Advantage Shares
Actual Return	0.29%	$1,000.00	$1,000.60	$1.46
Hypothetical 5% Return	0.29%	$1,000.00	$1,023.64	$1.48
Schwab Value Advantage Money Fund
Investor Shares
Actual Return	0.41%	$1,000.00	$1,001.80	$2.06
Hypothetical 5% Return	0.41%	$1,000.00	$1,023.04	$2.08
Select Shares
Actual Return	0.32%	$1,000.00	$1,002.30	$1.61
Hypothetical 5% Return	0.32%	$1,000.00	$1,023.49	$1.63
Premier Share
Actual Return	0.24%	$1,000.00	$1,002.70	$1.21
Hypothetical 5% Return	0.24%	$1,000.00	$1,023.89	$1.22
Ultra Shares
Actual Return	0.21%	$1,000.00	$1,002.80	$1.06
Hypothetical 5% Return	0.21%	$1,000.00	$1,024.04	$1.07

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.
14
Schwab Taxable Money Funds  |  Annual Report

Schwab Government Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	– [1]	(0.00) [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	(0.00) [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	(0.00) [2]	(0.00) [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	—	—	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%	—	—	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.39% [3]	0.14% [3]	0.09% [3]	0.12% [3]	0.16% [3]
Gross operating expenses	0.71%	0.72%	0.72%	0.72%	0.73%
Net investment income (loss)	0.01%	—	—	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$32,377	$23,017	$25,170	$21,706	$19,455

Purchased Shares	1/1/16– 12/31/16	1/21/15 [4]– 12/31/15
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	– [1]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]
Total from investment operations	0.00 [2]	(0.00) [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	—
Net asset value at end of period	$1.00	$1.00
Total return	0.05%	– [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.33%	0.20% [6]
Gross operating expenses	0.55%	0.57% [6]
Net investment income (loss)	0.09%	– [6]
Net assets, end of period (x 1,000,000)	$939	$100
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
4
Commencement of operations.
5
Not annualized.
6
Annualized.
15
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Government Money Fund
Portfolio Holdings as of December 31, 2016

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
43.3%	Fixed-Rate Obligations	14,410,625,454	14,410,625,454
18.1%	Variable-Rate Obligations	6,047,690,224	6,047,690,224
38.6%	Repurchase Agreements	12,846,366,396	12,846,366,396
100.0%	Total Investments	33,304,682,074	33,304,682,074
0.0%	Other Assets and Liabilities, Net		11,127,723
100.0%	Net Assets		33,315,809,797

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 43.3% of net assets
U.S. Government Agency Debt 34.5%
FEDERAL FARM CREDIT BANKS FUNDING CORP		0.59%		02/06/17	35,725,000	35,728,810
FEDERAL HOME LOAN BANKS		0.43%		01/04/17	30,000,000	29,998,927
		0.50%		01/04/17	9,000,000	8,999,625
		0.34%		01/06/17	150,000,000	149,992,833
		0.44%		01/06/17	250,000,000	249,984,896
		0.50%		01/06/17	165,000,000	164,988,542
		0.37%		01/11/17	367,500,000	367,461,821
		0.43%		01/11/17	146,900,000	146,898,805
		0.44%		01/11/17	150,000,000	149,981,667
		0.50%		01/11/17	50,000,000	49,993,056
		0.36%		01/13/17	67,000,000	66,992,072
		0.45%		01/13/17	250,000,000	249,962,500
		0.51%		01/13/17	9,600,000	9,598,368
		0.35%		01/18/17	100,000,000	99,983,472
		0.47%		01/18/17	150,000,000	149,967,062
		0.50%		01/18/17	33,756,000	33,748,030
		0.51%		01/18/17	78,200,000	78,181,167
		0.43%		01/20/17	250,000,000	249,943,264
		0.46%		01/25/17	250,000,000	249,923,333
		0.47%		01/27/17	33,300,000	33,288,696
		0.38%		02/01/17	294,000,000	293,902,784
		0.42%		02/03/17	99,000,000	98,961,885
		0.46%		02/08/17	177,000,000	176,914,430
		0.48%		02/08/17	250,000,000	249,873,861
16
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Government Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.47%		02/10/17	350,000,000	349,817,222
		0.48%		02/10/17	200,000,000	199,893,333
		0.41%		02/15/17	194,000,000	193,900,575
		0.48%		02/15/17	233,000,000	232,860,782
		0.56%		02/17/17	75,000,000	74,945,167
		0.48%		02/22/17	250,000,000	249,827,028
		0.50%		03/10/17	288,415,000	288,142,608
		0.88%		03/10/17	9,500,000	9,506,788
		0.56%		03/15/17	1,055,000,000	1,053,800,843
		0.51%		03/22/17	345,000,000	344,609,000
		0.55%		03/22/17	979,000,000	977,807,796
		0.56%		03/29/17	385,000,000	384,478,967
		0.49%		04/07/17	485,000,000	484,367,560
		0.50%		04/12/17	369,500,000	368,981,674
		0.51%		05/03/17	500,000,000	499,139,222
		0.53%		05/05/17	121,000,000	120,779,524
		0.56%		05/10/17	339,000,000	338,314,881
		0.59%		05/12/17	489,000,000	487,950,144
		0.55%		05/25/17	64,500,000	64,358,100
		0.63%		06/07/17	495,000,000	493,650,781
		0.64%		06/09/17	496,000,000	494,600,164
		0.65%		06/23/17	17,000,000	16,946,899
		0.67%		06/29/17	13,000,000	12,956,692
FEDERAL HOME LOAN MORTGAGE CORPORATION		0.50%		01/09/17	50,350,000	50,344,406
		0.50%		01/27/17	129,800,000	129,785,194
		0.88%		02/22/17	22,030,000	22,041,840
		0.48%		02/28/17	28,534,000	28,511,934
		0.75%		03/09/17	2,000,000	2,000,982
		5.00%		04/18/17	2,800,000	2,836,412
FEDERAL NATIONAL MORTGAGE ASSOCIATION		0.41%		01/17/17	117,750,000	117,728,543
						11,490,154,967
U.S. Treasury Debt 8.8%
UNITED STATES TREASURY		0.43%		01/19/17	225,000,000	224,952,131
		3.13%		01/31/17	243,000,000	243,528,732
		0.88%		01/31/17	294,000,000	294,127,652
		0.63%		02/15/17	305,000,000	305,057,655
		0.88%		02/28/17	567,000,000	567,381,166
		0.50%		02/28/17	558,000,000	558,056,893
		3.00%		02/28/17	399,000,000	400,657,302
		0.75%		03/15/17	193,000,000	193,095,792
		0.88%		04/15/17	83,000,000	83,086,154
		2.38%		07/31/17	50,000,000	50,527,010
						2,920,470,487
Total Fixed-Rate Obligations
(Cost $14,410,625,454)						14,410,625,454

17
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Government Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Obligations 18.1% of net assets
U.S. Government Agency Debt 16.4%
FEDERAL FARM CREDIT BANKS FUNDING CORP		0.78%	01/26/17	07/26/17	35,000,000	34,997,969
		0.78%	01/28/17	08/28/17	150,000,000	149,985,018
		0.71%	01/06/17	11/06/17	135,000,000	134,976,848
FEDERAL HOME LOAN BANKS		0.74%		01/17/17	100,000,000	100,000,000
		0.79%		01/18/17	250,000,000	250,000,000
		0.78%		01/23/17	145,000,000	145,000,000
		0.75%		02/10/17	100,000,000	99,998,261
		0.77%		02/17/17	100,000,000	99,997,951
		0.71%	01/14/17	03/14/17	150,000,000	149,995,680
		0.72%	01/15/17	03/15/17	249,000,000	249,000,000
		0.74%	01/17/17	03/17/17	100,000,000	99,996,847
		0.92%		03/21/17	250,000,000	250,000,000
		0.78%	01/04/17	04/04/17	100,000,000	100,000,000
		0.71%	01/05/17	04/05/17	200,000,000	200,000,000
		0.41%	01/21/17	04/21/17	292,000,000	291,998,465
		0.77%	02/16/17	05/16/17	99,750,000	99,749,699
		0.63%	02/24/17	05/24/17	240,000,000	240,000,000
		0.58%	01/23/17	06/23/17	40,000,000	39,998,034
		0.46%	01/26/17	07/26/17	240,000,000	239,991,730
		0.73%	01/18/17	08/18/17	150,000,000	150,000,000
		0.62%	01/06/17	10/06/17	235,000,000	235,000,000
		0.80%	01/13/17	10/13/17	100,000,000	100,000,000
		0.79%	02/02/17	11/02/17	182,700,000	182,642,645
		0.86%	03/01/17	12/01/17	150,000,000	150,000,000
		0.73%	01/07/17	12/07/17	100,000,000	99,995,338
		0.82%	01/02/17	01/02/18	52,000,000	52,152,426
		0.77%	02/26/17	02/26/18	149,000,000	149,000,000
FEDERAL HOME LOAN MORTGAGE CORPORATION		0.69%		01/13/17	175,000,000	174,999,417
		0.80%	01/27/17	04/27/17	371,356,000	371,563,752
		0.49%	01/08/17	05/08/17	147,000,000	147,000,000
		0.72%	01/13/17	11/13/17	99,000,000	99,000,000
		0.84%	01/08/17	01/08/18	148,900,000	148,900,000
FEDERAL NATIONAL MORTGAGE ASSOCIATION		0.66%	01/08/17	09/08/17	125,000,000	124,991,351
		0.64%	01/05/17	10/05/17	150,000,000	149,983,311
		0.85%	01/11/17	01/11/18	150,000,000	150,000,000
						5,460,914,742
U.S. Treasury Debt 1.7%
UNITED STATES TREASURY		0.64%	01/03/17	01/31/17	231,780,000	231,781,671
		0.63%	01/03/17	04/30/17	45,000,000	44,997,250
		0.63%	01/03/17	07/31/17	310,000,000	309,996,561
						586,775,482
Total Variable-Rate Obligations
(Cost $6,047,690,224)						6,047,690,224
18
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Government Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 38.6% of net assets
U.S. Government Agency Repurchase Agreements* 5.4%
BANK OF NOVA SCOTIA
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Government Agency Securities valued at $80,344,464, 2.50% - 4.50%, due 01/01/26 - 08/01/45)		0.50%		01/03/17	78,004,333	78,000,000
BNP PARIBAS SA
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $295,204,886, 0.00% - 7.00%, due 01/05/17 - 01/01/47)		0.50%		01/03/17	286,862,649	286,846,713
DEUTSCHE BANK SECURITIES INC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $150,470,732, 0.63% - 1.63%, due 05/30/17 - 05/15/26)		0.51%		01/03/17	147,008,330	147,000,000
GOLDMAN SACHS & CO
Issued 12/29/16, repurchase date 01/05/17 (Collateralized by U.S. Government Agency Securities valued at $147,900,000, 2.00% - 6.50%, due 02/01/22 - 02/01/48)		0.54%		01/05/17	145,015,225	145,000,000
JP MORGAN SECURITIES LLC
Issued 12/27/16, repurchase date 01/03/17 (Collateralized by U.S. Government Agency Securities valued at $154,506,696, 2.00% - 4.00%, due 01/01/32 - 07/01/46)		0.52%		01/03/17	150,015,167	150,000,000
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Government Agency Securities valued at $185,400,000, 2.00% - 4.50%, due 07/01/26 - 12/01/46)		0.52%		01/03/17	180,010,400	180,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Government Agency Securities valued at $48,410,000, 1.16% - 3.00%, due 11/15/40 - 11/25/46)		0.50%		01/03/17	47,002,611	47,000,000
Issued 12/29/16, repurchase date 01/05/17 (Collateralized by U.S. Government Agency Securities valued at $206,000,000, 1.50% - 3.00%, due 04/25/28 - 12/15/46)		0.53%		01/05/17	200,020,611	200,000,000
MIZUHO SECURITIES USA INC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Government Agency Securities valued at $56,650,001, 3.00% - 4.00%, due 07/01/24 - 09/01/46)		0.50%		01/03/17	55,003,056	55,000,000
19
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Government Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO SECURITIES LLC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Government Agency Securities valued at $197,610,978, 1.62% - 5.00%, due 11/01/21 - 12/01/46)		0.50%		01/03/17	190,010,556	190,000,000
Issued 12/30/16, repurchase date 01/06/17 (Collateralized by U.S. Government Agency Securities valued at $322,433,853, 3.00% - 3.50%, due 11/01/46 - 12/01/46)		0.54%		01/06/17	310,032,550	310,000,000
						1,788,846,713
U.S. Treasury Repurchase Agreements 33.2%
BANK OF MONTREAL
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury Securities valued at $165,249,255, 0.13% - 4.00%, due 02/28/19 - 08/15/23)		0.50%		01/03/17	162,009,000	162,000,000
BANK OF NOVA SCOTIA
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury Securities valued at $573,271,901, 0.00% - 8.50%, due 01/31/17 - 11/15/46)		0.50%		01/03/17	562,031,222	562,000,000
BARCLAYS CAPITAL INC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury Securities valued at $17,776,478, 0.00% - 3.13%, due 01/05/17 - 06/30/20)		0.50%		01/03/17	17,428,866	17,427,898
Issued 12/27/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury Securities valued at $275,400,071, 0.63% - 7.13%, due 03/15/17 - 08/15/44)		0.52%		01/03/17	270,027,300	270,000,000
Issued 12/28/16, repurchase date 01/04/17 (Collateralized by U.S. Treasury Securities valued at $102,000,060, 0.00% - 2.50%, due 04/13/17 - 05/15/25)		0.55%		01/04/17	100,010,694	100,000,000
BNP PARIBAS SA
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury Securities valued at $104,560,317, 1.25% - 3.63%, due 02/15/20 - 03/31/21)		0.50%		01/03/17	102,097,457	102,091,785
DEUTSCHE BANK SECURITIES INC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury Securities valued at $484,500,134, 0.63% - 3.88%, due 01/15/27 - 02/15/43)		0.50%		01/03/17	475,026,389	475,000,000
FEDERAL RESERVE BANK OF NEW YORK
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury Securities valued at $8,925,495,838, 2.13% - 3.63%, due 05/15/19 - 05/15/42)		0.50%		01/03/17	8,925,495,833	8,925,000,000
JP MORGAN SECURITIES LLC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury Securities valued at $79,560,070, 1.75% - 3.63%, due 12/31/20 - 08/15/43)		0.50%		01/03/17	78,004,333	78,000,000
Issued 12/28/16, repurchase date 01/04/17 (Collateralized by U.S. Treasury Securities valued at $249,907,532, 1.75% - 2.50%, due 12/31/20 - 01/15/28)		0.54%		01/04/17	245,025,725	245,000,000
20
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Government Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO SECURITIES LLC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury Securities valued at $123,426,894, 3.38%, due 05/15/44)		0.50%		01/03/17	121,006,722	121,000,000
						11,057,519,683
Total Repurchase Agreements
(Cost $12,846,366,396)						12,846,366,396

End of Investments.

At 12/31/16, the tax basis cost of the fund's investments was $33,304,682,074.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.

At December 31, 2016, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2016. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
21
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Government Money Fund
Statement of Assets and Liabilities

As of December 31, 2016
Assets
Investments, at cost and value		$20,458,315,678
Repurchase agreements, at cost and value	+	12,846,366,396
Total investments, at cost and value (Note 2a)		33,304,682,074
Receivables:
Interest		18,353,845
Fund shares sold		6,028,599
Prepaid expenses	+	404,967
Total assets		33,329,469,485
Liabilities
Payables:
Investment adviser and administrator fees		10,229,568
Fund shares redeemed		2,753,655
Distributions to shareholders		40,947
Accrued expenses	+	635,518
Total liabilities		13,659,688
Net Assets
Total assets		33,329,469,485
Total liabilities	–	13,659,688
Net assets		$33,315,809,797
Net Assets by Source
Capital received from investors		33,316,131,086
Net realized capital losses		(321,289)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$32,377,258,903		32,378,291,719		$1.00
Purchased Shares	$938,550,894		938,554,798		$1.00

22
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Government Money Fund
Statement of Operations

For the period January 1, 2016 through December 31, 2016
Investment Income
Interest		$113,460,054
Expenses
Investment adviser and administrator fees		84,764,014
Shareholder service fees:
Sweep Shares		111,397,842
Purchased Shares		1,176,189
Portfolio accounting fees		430,831
Registration fees		427,465
Custodian fees		405,393
Shareholder reports		187,302
Transfer agent fees		183,211
Professional fees		140,650
Independent trustees' fees		120,125
Other expenses	+	363,869
Total expenses		199,596,891
Expense reduction by CSIM and its affiliates	–	88,675,510
Net expenses	–	110,921,381
Net investment income		2,538,673
Realized Gains (Losses)
Net realized gains on investments		180,166
Increase in net assets resulting from operations		$2,718,839
23
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Government Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/16-12/31/16		1/1/15-12/31/15
Net investment income		$2,538,673	$—
Net realized gains (losses)	+	180,166	(312,793)
Increase (decrease) in net assets from operations		2,718,839	(312,793)
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(2,113,240)	—
Purchased Shares	+	(425,433)	—
Total distributions from net investment income		(2,538,673)	—
Transactions in Fund Shares*
Shares Sold
Sweep Shares		109,889,025,005	88,023,263,732
Purchased Shares	+	1,864,427,240	115,557,467
Total shares sold		111,753,452,245	88,138,821,199
Shares Reinvested
Sweep Shares		2,038,902	—
Purchased Shares	+	343,266	—
Total shares reinvested		2,382,168	—
Shares Redeemed
Sweep Shares		(100,531,248,418)	(90,175,242,139)
Purchased Shares	+	(1,025,938,431)	(15,834,744)
Total shares redeemed		(101,557,186,849)	(90,191,076,883)
Net transactions in fund shares		10,198,647,564	(2,052,255,684)
Net Assets
Beginning of period		23,116,982,067	25,169,550,544
Total increase or decrease	+	10,198,827,730	(2,052,568,477)
End of period		$33,315,809,797	$23,116,982,067
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
24
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab U.S. Treasury Money Fund
Financial Statements
Financial Highlights
	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	– [1]	(0.00) [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	(0.00) [2]	(0.00) [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	—	—	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%	—	—	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.33% [3]	0.09% [3]	0.06% [3]	0.07% [3]	0.08% [3]
Gross operating expenses	0.72%	0.72%	0.72%	0.72%	0.72%
Net investment income (loss)	0.01%	—	—	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$19,307	$20,655	$20,634	$21,894	$23,526

1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
25
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab U.S. Treasury Money Fund
Portfolio Holdings as of December 31, 2016

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
85.6%	Fixed-Rate Obligations	16,522,869,942	16,522,869,942
13.0%	Variable-Rate Obligations	2,520,338,021	2,520,338,021
98.6%	Total Investments	19,043,207,963	19,043,207,963
1.4%	Other Assets and Liabilities, Net		263,877,986
100.0%	Net Assets		19,307,085,949

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 85.6% of net assets
U.S. Treasury Debt 85.6%
UNITED STATES TREASURY		0.32%		01/05/17	340,202,000	340,189,904
		0.35%		01/05/17	650,000,000	649,974,791
		0.38%		01/05/17	76,772,000	76,768,801
		0.33%		01/12/17	399,000	398,960
		0.35%		01/12/17	266,000,000	265,971,553
		0.36%		01/12/17	600,000,000	599,934,917
		0.42%		01/12/17	27,470,000	27,466,470
		0.45%		01/12/17	164,870,000	164,847,216
		0.75%		01/15/17	185,000,000	185,027,991
		0.42%		01/19/17	125,000,000	124,974,000
		0.43%		01/19/17	26,386,000	26,380,373
		0.47%		01/19/17	1,750,000,000	1,749,586,563
		0.48%		01/19/17	250,000,000	249,940,000
		0.49%		01/19/17	500,000,000	499,877,500
		0.34%		01/26/17	1,137,000,000	1,136,731,542
		0.48%		01/26/17	750,000,000	749,749,045
		0.50%		01/31/17	64,000,000	64,009,512
		0.88%		01/31/17	1,196,000,000	1,196,515,129
		3.13%		01/31/17	567,000,000	568,208,681
		0.35%		02/02/17	150,000,000	149,954,000
		0.36%		02/02/17	114,000,000	113,964,027
		0.37%		02/02/17	5,733,000	5,731,140
		0.41%		02/02/17	18,024,000	18,017,503
		0.42%		02/09/17	350,000,000	349,840,750
		0.63%		02/15/17	587,771,000	587,853,190
26
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab U.S. Treasury Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		4.63%		02/15/17	465,709,000	468,124,433
		0.50%		02/28/17	450,000,000	450,030,371
		0.88%		02/28/17	320,000,000	320,193,574
		3.00%		02/28/17	175,000,000	175,706,366
		0.46%		03/02/17	80,000,000	79,938,467
		0.49%		03/09/17	951,030,000	950,167,125
		0.75%		03/15/17	393,000,000	393,180,356
		0.50%		03/31/17	235,000,000	234,976,326
		1.00%		03/31/17	194,000,000	194,212,667
		0.48%		04/06/17	285,000,000	284,638,248
		0.88%		04/15/17	150,000,000	150,155,699
		0.47%		04/20/17	140,000,000	139,802,892
		0.56%		04/20/17	6,247,000	6,236,408
		0.53%		04/27/17	140,000,000	139,764,069
		0.50%		04/30/17	141,000,000	140,982,867
		0.88%		04/30/17	52,000,000	52,063,163
		3.13%		04/30/17	235,000,000	236,962,462
		0.50%		05/04/17	525,000,000	524,102,228
		0.52%		05/11/17	140,000,000	139,739,639
		0.54%		05/11/17	150,000,000	149,710,208
		0.88%		05/15/17	25,000,000	25,031,490
		2.75%		05/31/17	115,000,000	116,014,737
		0.63%		06/15/17	460,000,000	458,680,183
		0.66%		06/29/17	200,000,000	199,340,683
		0.67%		06/29/17	250,000,000	249,169,825
		2.38%		07/31/17	138,900,000	140,364,034
		1.88%		10/31/17	200,000,000	201,667,864
Total Fixed-Rate Obligations
(Cost $16,522,869,942)						16,522,869,942

Variable-Rate Obligations 13.0% of net assets
U.S. Treasury Debt 13.0%
UNITED STATES TREASURY		0.64%	01/03/17	01/31/17	561,000,000	561,012,616
		0.63%	01/03/17	04/30/17	382,000,000	382,040,948
		0.63%	01/03/17	07/31/17	1,106,763,000	1,106,850,226
		0.72%	01/03/17	10/31/17	325,000,000	325,209,237
		0.83%	01/03/17	01/31/18	145,000,000	145,224,994
Total Variable-Rate Obligations
(Cost $2,520,338,021)						2,520,338,021

End of Investments.

At 12/31/16, the tax basis cost of the fund's investments was $19,043,207,963.

At December 31, 2016, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2016. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
27
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab U.S. Treasury Money Fund
Statement of Assets and Liabilities

As of December 31, 2016
Assets
Investments, at cost and value (Note 2a)		$19,043,207,963
Cash		120
Receivables:
Investments sold		235,000,000
Interest		34,875,638
Prepaid expenses	+	151,682
Total assets		19,313,235,403
Liabilities
Payables:
Investment adviser and administrator fees		5,801,345
Distributions to shareholders		6,809
Accrued expenses	+	341,300
Total liabilities		6,149,454
Net Assets
Total assets		19,313,235,403
Total liabilities	–	6,149,454
Net assets		$19,307,085,949
Net Assets by Source
Capital received from investors		19,307,653,671
Net realized capital losses		(567,722)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$19,307,085,949		19,307,262,647		$1.00

28
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab U.S. Treasury Money Fund
Statement of Operations

For the period January 1, 2016 through December 31, 2016
Investment Income
Interest		$67,737,859
Expenses
Investment adviser and administrator fees		62,005,834
Shareholder service fees		79,737,597
Portfolio accounting fees		325,313
Custodian fees		258,154
Registration fees		127,309
Transfer agent fees		117,468
Professional fees		112,034
Independent trustees' fees		100,965
Shareholder reports		70,588
Other expenses	+	292,616
Total expenses		143,147,878
Expense reduction by CSIM and its affiliates	–	76,812,873
Net expenses	–	66,335,005
Net investment income		1,402,854
Realized Gains (Losses)
Net realized losses on investments		(185,764)
Increase in net assets resulting from operations		$1,217,090
29
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab U.S. Treasury Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/16-12/31/16		1/1/15-12/31/15
Net investment income		$1,402,854	$—
Net realized gains (losses)	+	(185,764)	72,810
Increase in net assets from operations		1,217,090	72,810
Distributions to Shareholders
Distributions from net investment income		(1,402,854)	—
Transactions in Fund Shares*
Shares sold		46,781,443,736	52,807,448,210
Shares reinvested		1,375,559	—
Shares redeemed	+	(48,130,547,017)	(52,786,189,247)
Net transactions in fund shares		(1,347,727,722)	21,258,963
Net Assets
Beginning of period		20,654,999,435	20,633,667,662
Total increase or decrease	+	(1,347,913,486)	21,331,773
End of period		$19,307,085,949	$20,654,999,435
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
30
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Treasury Obligations Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	6/5/12 [1]– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [2],[3]	– [2]	—	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	(0.00) [3]	0.00 [3]	(0.00) [3]	(0.00) [3]	—
Total from investment operations	0.00 [3]	0.00 [3]	(0.00) [3]	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	—	—	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%	—	—	0.01%	0.01% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.37% [5]	0.12% [5]	0.07% [5]	0.09% [5]	0.16% [5],[6]
Gross operating expenses	0.77%	0.77%	0.78%	0.77%	0.80% [6]
Net investment income (loss)	0.01%	—	—	0.01%	0.01% [6]
Net assets, end of period (x 1,000,000)	$1,029	$1,286	$1,125	$1,320	$1,348

Value Advantage Shares	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	4/24/12 [1]– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [2],[3]	– [2]	—	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	(0.00) [3]	0.00 [3]	(0.00) [3]	(0.00) [3]	—
Total from investment operations	0.00 [3]	0.00 [3]	(0.00) [3]	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	—	—	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.06%	—	—	0.01%	0.01% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.30% [5]	0.12% [5]	0.07% [5]	0.09% [5]	0.15% [5],[6]
Gross operating expenses	0.58%	0.59%	0.60%	0.59%	0.79% [6]
Net investment income (loss)	0.11%	—	—	0.01%	0.01% [6]
Net assets, end of period (x 1,000,000)	$692	$51	$60	$80	$111
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
6
Annualized.
31
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Treasury Obligations Money Fund
Portfolio Holdings as of December 31, 2016

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
46.5%	Fixed-Rate Obligations	799,578,486	799,578,486
10.7%	Variable-Rate Obligations	185,060,386	185,060,386
41.8%	Repurchase Agreements	719,908,215	719,908,215
99.0%	Total Investments	1,704,547,087	1,704,547,087
1.0%	Other Assets and Liabilities, Net		16,620,360
100.0%	Net Assets		1,721,167,447

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 46.5% of net assets
U.S. Treasury Debt 46.5%
UNITED STATES TREASURY		0.75%		01/15/17	10,000,000	10,001,273
		0.43%		01/19/17	25,000,000	24,994,681
		0.88%		01/31/17	33,000,000	33,011,375
		3.13%		01/31/17	30,000,000	30,064,518
		0.63%		02/15/17	40,000,000	40,005,471
		4.63%		02/15/17	9,291,000	9,339,036
		0.50%		02/28/17	80,000,000	80,009,515
		0.88%		02/28/17	90,000,000	90,064,393
		3.00%		02/28/17	90,000,000	90,361,515
		0.49%		03/09/17	60,000,000	59,945,571
		0.75%		03/15/17	20,000,000	20,009,537
		0.50%		03/31/17	15,000,000	14,998,489
		1.00%		03/31/17	6,000,000	6,006,999
		0.88%		04/15/17	15,000,000	15,015,570
		0.50%		04/30/17	9,000,000	8,998,906
		3.13%		04/30/17	75,000,000	75,626,289
		0.50%		05/04/17	5,000,000	4,991,424
		0.88%		05/15/17	50,000,000	50,050,061
		0.60%		05/18/17	25,000,000	24,942,822
		2.75%		05/31/17	10,000,000	10,088,238
		0.66%		06/29/17	50,000,000	49,835,171
		0.67%		06/29/17	25,000,000	24,916,964
32
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Treasury Obligations Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		2.38%		07/31/17	11,000,000	11,115,942
		2.25%		11/30/17	15,000,000	15,184,726
Total Fixed-Rate Obligations
(Cost $799,578,486)						799,578,486

Variable-Rate Obligations 10.7% of net assets
U.S. Treasury Debt 10.7%
UNITED STATES TREASURY		0.64%	01/03/17	01/31/17	30,000,000	30,000,345
		0.63%	01/03/17	04/30/17	25,000,000	25,001,690
		0.63%	01/03/17	07/31/17	85,000,000	85,009,613
		0.72%	01/03/17	10/31/17	25,000,000	25,015,512
		0.83%	01/03/17	01/31/18	20,000,000	20,033,226
Total Variable-Rate Obligations
(Cost $185,060,386)						185,060,386
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 41.8% of net assets
U.S. Treasury Repurchase Agreements 41.8%
BANK OF MONTREAL
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury Securities valued at $38,762,176, 1.50% - 2.50%, due 05/31/19 - 05/15/24)		0.50%		01/03/17	38,002,111	38,000,000
BANK OF NOVA SCOTIA
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury Securities valued at $38,762,213, 1.63% - 1.75%, due 04/30/19 - 11/30/21)		0.50%		01/03/17	38,002,111	38,000,000
BARCLAYS CAPITAL INC
Issued 12/27/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury Securities valued at $51,000,033, 2.00%, due 07/31/22 - 11/30/22)		0.52%		01/03/17	50,005,056	50,000,000
Issued 12/30/16, repurchase date 01/06/17 (Collateralized by U.S. Treasury Securities valued at $102,000,016, 0.63% - 4.75%, due 12/31/16 - 10/31/23)		0.51%		01/06/17	100,009,917	100,000,000
BNP PARIBAS SA
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury Securities valued at $99,871,943, 2.13%, due 09/30/21)		0.50%		01/03/17	97,913,654	97,908,215
DEUTSCHE BANK SECURITIES INC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury Securities valued at $153,000,070, 0.13%, due 04/15/21)		0.50%		01/03/17	150,008,333	150,000,000
JP MORGAN SECURITIES LLC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury Securities valued at $114,240,009, 1.75% - 3.63%, due 12/31/20 - 05/15/46)		0.50%		01/03/17	112,006,222	112,000,000
33
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Treasury Obligations Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 12/28/16, repurchase date 01/04/17 (Collateralized by U.S. Treasury Securities valued at $5,100,199, 1.38% - 2.50%, due 02/29/20 - 05/15/46)		0.54%		01/04/17	5,000,525	5,000,000
WELLS FARGO SECURITIES LLC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury Securities valued at $131,587,376, 3.38%, due 05/15/44)		0.50%		01/03/17	129,007,167	129,000,000
Total Repurchase Agreements
(Cost $719,908,215)						719,908,215

End of Investments.

At 12/31/16, the tax basis cost of the fund's investments was $1,704,547,087.

At December 31, 2016, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2016. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
34
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Treasury Obligations Money Fund
Statement of Assets and Liabilities

As of December 31, 2016
Assets
Investments, at cost and value		$984,638,872
Repurchase agreements, at cost and value	+	719,908,215
Total investments, at cost and value (Note 2a)		1,704,547,087
Receivables:
Investments sold		15,000,000
Interest		3,137,686
Fund shares sold		878,307
Prepaid expenses	+	51,742
Total assets		1,723,614,822
Liabilities
Payables:
Investment adviser and administrator fees		424,917
Fund shares redeemed		1,942,086
Distributions to shareholders		20,437
Accrued expenses	+	59,935
Total liabilities		2,447,375
Net Assets
Total assets		1,723,614,822
Total liabilities	–	2,447,375
Net assets		$1,721,167,447
Net Assets by Source
Capital received from investors		1,721,213,854
Net realized capital losses		(46,407)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$1,028,994,509		1,029,035,238		$1.00
Value Advantage Shares	$692,172,938		692,178,616		$1.00

35
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Treasury Obligations Money Fund
Statement of Operations

For the period January 1, 2016 through December 31, 2016
Investment Income
Interest		$4,690,278
Expenses
Investment adviser and administrator fees		4,288,696
Shareholder service fees:
Sweep Shares		4,297,893
Value Advantage Shares		378,383
Portfolio accounting fees		90,840
Registration fees		48,733
Professional fees		45,666
Independent trustees' fees		36,127
Custodian fees		33,236
Transfer agent fees		20,573
Shareholder reports		7,370
Other expenses	+	19,817
Total expenses		9,267,334
Expense reduction by CSIM and its affiliates	–	4,835,544
Net expenses	–	4,431,790
Net investment income		258,488
Realized Gains (Losses)
Net realized losses on investments		(20,022)
Increase in net assets resulting from operations		$238,466
36
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Treasury Obligations Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/16-12/31/16		1/1/15-12/31/15
Net investment income		$258,488	$—
Net realized gains (losses)	+	(20,022)	800
Increase in net assets from operations		238,466	800
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(73,770)	—
Value Advantage Shares	+	(184,718)	—
Total distributions from net investment income		(258,488)	—
Transactions in Fund Shares*
Shares Sold
Sweep Shares		2,978,621,498	3,948,581,395
Value Advantage Shares	+	874,317,354	8,941,395
Total shares sold		3,852,938,852	3,957,522,790
Shares Reinvested
Sweep Shares		72,910	—
Value Advantage Shares	+	144,200	—
Total shares reinvested		217,110	—
Shares Redeemed
Sweep Shares		(3,235,867,014)	(3,787,487,145)
Value Advantage Shares	+	(233,370,816)	(17,931,824)
Total shares redeemed		(3,469,237,830)	(3,805,418,969)
Net transactions in fund shares		383,918,132	152,103,821
Net Assets
Beginning of period		1,337,269,337	1,185,164,716
Total increase	+	383,898,110	152,104,621
End of period		$1,721,167,447	$1,337,269,337
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
37
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	—	—	—	—
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.25%	0.01%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.41% [3]	0.27% [3]	0.21% [3]	0.25% [3]	0.28% [3],[4]
Gross operating expenses	0.58%	0.58%	0.58%	0.58%	0.57% [4]
Net investment income (loss)	0.25%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$7,060	$6,406	$7,217	$8,425	$9,930

Select Shares	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	—	—	—	—
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.35%	0.02%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.31% [3]	0.27% [3]	0.21% [3]	0.25% [3]	0.27% [3],[4]
Gross operating expenses	0.48%	0.48%	0.48%	0.48%	0.47% [4]
Net investment income (loss)	0.35%	0.02%	0.01%	0.01%	0.01%
Net asset, end of period (x 1,000,000)	$1,519	$1,020	$1,138	$1,238	$1,403
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
4
The ratio of gross operating expenses would have been 0.58% for Investor Shares and 0.48% for Select Shares, respectively, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.
38
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Financial Highlights continued
Premier Shares	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	—	—	—	—
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.42%	0.04%	0.01%	0.02%	0.05%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.24% [3]	0.24% [3]	0.21% [3]	0.23% [3]	0.24% [3],[4]
Gross operating expenses	0.37%	0.37%	0.37%	0.37%	0.36% [4]
Net investment income (loss)	0.43%	0.04%	0.01%	0.02%	0.04%
Net assets, end of period (x 1,000,000)	$1,314	$767	$794	$968	$1,264

Ultra Shares	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	—	—	—	—
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.45%	0.07%	0.01%	0.05%	0.08%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.21% [3]	0.21% [3]	0.21% [3]	0.21% [3]	0.21% [3],[4]
Gross operating expenses	0.35%	0.35%	0.35%	0.35%	0.34% [4]
Net investment income (loss)	0.44%	0.07%	0.01%	0.05%	0.08%
Net assets, end of period (x 1,000,000)	$2,015	$1,972	$1,818	$2,191	$1,923
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
4
The ratio of gross operating expenses would have been 0.37% for Premier Shares and 0.35% for Ultra Shares, respectively, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.
39
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2016

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
61.6%	Fixed-Rate Obligations	7,332,290,114	7,332,290,114
12.2%	Variable-Rate Obligations	1,457,955,000	1,457,955,000
25.6%	Repurchase Agreements	3,051,147,280	3,051,147,280
99.4%	Total Investments	11,841,392,394	11,841,392,394
0.6%	Other Assets and Liabilities, Net		65,855,249
100.0%	Net Assets		11,907,247,643

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 61.6% of net assets
Asset-Backed Commercial Paper 16.4%
ATLANTIC ASSET SECURITIZATION LLC	a,b	0.72%		01/04/17	2,000,000	1,999,880
	a,b	1.06%		03/09/17	13,000,000	12,974,354
BARTON CAPITAL SA	a,b	0.75%		01/09/17	7,000,000	6,998,833
BEDFORD ROW FUNDING CORP	a,b	1.16%		04/05/17	21,000,000	20,936,942
	a,b	1.16%		04/10/17	19,000,000	18,939,912
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	1.10%		01/09/17	37,000,000	36,990,956
	a,b	1.05%		02/02/17	3,000,000	2,997,200
CAFCO LLC	a,b	0.93%		03/02/17	50,000,000	49,922,500
	a,b	0.93%		03/07/17	50,000,000	49,916,042
	a,b	1.08%		03/24/17	14,000,000	13,965,560
CANCARA ASSET SECURITISATION LLC	a,b	1.02%		01/03/17	47,000,000	46,997,337
CHARTA LLC	a,b	1.13%		02/01/17	50,000,000	49,951,778
	a,b	1.13%		02/02/17	23,000,000	22,977,102
	a,b	1.16%		02/08/17	44,000,000	43,946,589
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	1.22%		04/26/17	77,000,000	76,702,374
	a	1.31%		06/27/17	11,000,000	10,929,692
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.00%		03/13/17	51,000,000	50,899,417
	a,b	1.31%		06/22/17	64,000,000	63,602,489
CRC FUNDING LLC	a,b	1.13%		02/01/17	42,000,000	41,959,493
	a,b	0.95%		03/10/17	69,000,000	68,876,183
40
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GOTHAM FUNDING CORP	a,b	0.80%		01/06/17	26,000,000	25,997,111
	a,b	1.15%		04/03/17	17,000,000	16,950,039
KELLS FUNDING LLC	a,b	1.05%		02/09/17	57,000,000	56,940,150
	a,b	0.98%		03/15/17	98,000,000	97,818,591
	a,b	0.98%		03/24/17	59,000,000	58,873,117
	a,b	1.04%		04/12/17	18,000,000	17,950,080
	a,b	1.04%		04/13/17	50,000,000	49,857,000
LMA AMERICAS LLC	a,b	0.92%		02/14/17	17,000,000	16,980,884
	a,b	0.90%		02/17/17	28,000,000	27,967,100
	a,b	1.07%		03/06/17	9,000,000	8,982,880
	a,b	1.05%		03/08/17	49,000,000	48,905,675
	a,b	1.08%		03/09/17	8,000,000	7,983,920
MANHATTAN ASSET FUNDING CO LLC	a,b	0.85%		01/20/17	35,000,000	34,984,299
	a,b	0.90%		03/01/17	80,000,000	79,882,000
METLIFE SHORT TERM FUNDING LLC	a,b	0.94%		02/15/17	64,000,000	63,924,800
	a,b	0.91%		02/21/17	40,000,000	39,948,433
	a,b	0.89%		02/28/17	13,000,000	12,981,359
	a,b	0.93%		03/20/17	51,000,000	50,897,235
	a,b	1.02%		03/20/17	2,000,000	1,995,580
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	0.81%		02/01/17	10,000,000	9,993,025
	a,b	0.89%		02/01/17	50,000,000	49,961,681
	a,b	1.16%		02/13/17	56,000,000	55,923,078
	a,b	0.99%		03/07/17	22,000,000	21,960,675
OLD LINE FUNDING LLC	a,b	0.95%		03/01/17	36,000,000	35,943,950
RIDGEFIELD FUNDING COMPANY LLC	a,b	0.95%		02/16/17	49,000,000	48,940,519
	a,b	0.98%		02/16/17	55,000,000	54,931,128
	a,b	1.05%		03/06/17	1,000,000	998,133
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	0.95%		02/15/17	71,000,000	70,915,687
	a,b	0.97%		02/21/17	88,000,000	87,879,073
	a,b	0.97%		02/22/17	1,000,000	998,599
	a,b	1.05%		03/08/17	4,000,000	3,992,300
	a,b	1.03%		03/13/17	3,000,000	2,993,906
THUNDER BAY FUNDING LLC	a,b	0.97%		03/10/17	32,000,000	31,941,369
VERSAILLES COMMERCIAL PAPER LLC	a,b	0.98%		02/02/17	4,000,000	3,996,516
	a,b	0.98%		02/15/17	8,000,000	7,990,200
VICTORY RECEIVABLES CORP	a,b	0.75%		01/04/17	9,000,000	8,999,437
	a,b	1.15%		03/20/17	39,000,000	38,902,825
						1,949,566,987
Financial Company Commercial Paper 6.0%
BPCE SA	b	1.04%		01/05/17	39,000,000	38,995,493
	b	0.90%		02/14/17	94,000,000	93,896,600
DANSKE CORP	a,b	0.93%		01/23/17	35,000,000	34,980,108
DNB BANK ASA	b	0.59%		01/10/17	4,000,000	3,999,415
41
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
HSBC USA INC	b	1.24%		04/06/17	20,000,000	19,934,820
	b	1.24%		04/19/17	30,000,000	29,889,300
	b	1.14%		05/01/17	26,000,000	25,902,067
	b	1.16%		05/15/17	3,000,000	2,987,158
JP MORGAN SECURITIES LLC		1.06%		05/02/17	107,000,000	106,622,379
		1.26%		06/27/17	8,000,000	7,950,833
MACQUARIE BANK LTD	b	1.15%		03/28/17	58,000,000	57,840,661
NATIONWIDE BUILDING SOCIETY	b	0.93%		03/01/17	56,000,000	55,914,647
	b	0.99%		03/06/17	52,000,000	51,908,480
NRW BANK	b	0.70%		01/19/17	24,000,000	23,991,600
OVERSEA-CHINESE BANKING CORPORATION LTD	b	1.10%		05/15/17	22,000,000	21,910,741
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)	b	0.83%		01/12/17	14,000,000	13,996,450
UNITED OVERSEAS BANK LTD	b	0.90%		01/18/17	3,000,000	2,998,725
	b	0.99%		02/17/17	52,000,000	51,932,790
	b	1.06%		04/03/17	49,000,000	48,867,265
	b	1.08%		04/07/17	22,000,000	21,936,640
						716,456,172
Certificates of Deposit 29.0%
ABBEY NATIONAL TREASURY SERVICES PLC (STAMFORD BRANCH)	a	0.66%		01/05/17	117,000,000	117,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.25%		02/27/17	20,000,000	20,000,000
		1.15%		04/25/17	60,000,000	60,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		0.67%		01/03/17	7,000,000	7,000,000
		0.85%		01/03/17	11,000,000	11,000,000
		0.92%		02/03/17	156,000,000	156,000,000
		1.08%		03/20/17	29,000,000	29,000,000
		1.11%		04/17/17	13,000,000	13,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.25%		03/08/17	4,000,000	4,000,000
		1.24%		07/03/17	3,000,000	3,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.30%		04/06/17	12,000,000	12,000,000
		1.24%		05/02/17	13,000,000	13,000,000
		1.28%		05/02/17	8,000,000	8,000,000
		1.24%		05/22/17	38,000,000	38,000,000
		1.26%		06/05/17	61,000,000	61,000,000
		1.33%		07/06/17	15,000,000	15,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		1.05%		03/15/17	148,000,000	148,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		0.96%		02/01/17	3,000,000	3,000,000
		0.95%		03/08/17	3,000,000	3,000,000
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		1.27%		03/15/17	50,000,000	50,000,000
		1.27%		03/16/17	44,000,000	44,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.07%		05/16/17	89,000,000	89,000,000
CITIBANK NA (NEW YORK BRANCH)		1.00%		03/28/17	54,000,000	54,000,000
		1.06%		04/12/17	133,000,000	133,000,000
		1.11%		05/03/17	3,000,000	3,000,000
42
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		1.22%		06/05/17	5,000,000	5,000,000
		1.25%		06/12/17	66,000,000	66,000,000
		1.32%		06/22/17	50,000,000	50,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		0.96%		01/09/17	73,000,000	73,000,000
		1.16%		04/03/17	20,000,000	20,000,254
		1.19%		04/19/17	1,000,000	1,000,015
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		1.20%		03/20/17	8,500,000	8,500,000
CREDIT SUISSE AG (NEW YORK BRANCH)		1.27%		02/02/17	25,000,000	25,000,000
		1.36%		05/08/17	51,000,000	51,000,000
		1.43%		05/22/17	26,000,000	26,000,000
		1.51%		06/16/17	16,000,000	16,000,000
DANSKE BANK A/S (LONDON BRANCH)		1.02%		02/01/17	63,000,000	63,000,270
		0.94%		03/07/17	12,000,000	12,000,108
HSBC BANK USA NA		1.16%		02/02/17	2,000,000	2,000,000
ING BANK NV (AMSTERDAM BRANCH)		1.25%		04/03/17	122,000,000	122,000,000
		1.24%		04/04/17	43,000,000	43,000,000
		1.21%		05/30/17	8,000,000	8,000,000
		1.27%		06/14/17	51,000,000	51,000,000
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		0.62%		01/06/17	59,000,000	59,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		0.68%		01/03/17	15,000,000	15,000,000
		0.90%		01/17/17	16,000,000	16,000,000
		0.93%		01/30/17	36,000,000	36,000,000
		1.23%		02/15/17	120,000,000	120,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		0.90%		02/22/17	26,000,000	26,000,000
		1.23%		02/27/17	73,000,000	73,000,000
		1.12%		04/03/17	21,000,000	21,000,000
NATIXIS (NEW YORK BRANCH)		0.68%		01/03/17	24,000,000	24,000,000
		0.60%		01/05/17	5,000,000	5,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		0.70%		01/03/17	51,000,000	51,000,000
		0.95%		03/07/17	7,000,000	7,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		1.26%		07/05/17	50,000,000	50,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		1.08%		05/02/17	51,000,000	51,000,000
SOCIETE GENERALE (LONDON BRANCH)		0.90%		02/02/17	42,000,000	42,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		0.69%		01/04/17	12,000,000	12,000,000
		0.90%		02/07/17	3,000,000	3,000,000
		0.90%		02/17/17	6,000,000	6,000,000
		0.90%		02/27/17	38,000,000	38,000,000
		0.97%		03/06/17	158,000,000	158,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		1.15%		02/15/17	32,000,000	32,000,000
		1.07%		05/01/17	112,000,000	112,000,000
SWEDBANK AB (NEW YORK BRANCH)		0.55%		01/06/17	75,000,000	75,000,000
TORONTO DOMINION BANK (LONDON BRANCH)		1.16%		02/13/17	1,000,000	1,000,006
43
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.21%		02/23/17	12,000,000	12,000,000
		0.93%		03/06/17	49,000,000	49,000,000
		0.95%		03/13/17	105,000,000	105,000,000
		0.97%		03/17/17	22,000,000	22,000,000
		1.08%		04/07/17	8,000,000	8,000,000
UBS AG (STAMFORD BRANCH)		1.05%		01/11/17	176,000,000	176,000,000
WELLS FARGO BANK NA		1.14%		04/10/17	10,000,000	10,000,000
		1.10%		05/01/17	49,000,000	49,000,000
		1.10%		05/02/17	170,000,000	170,000,000
		1.09%		05/12/17	4,000,000	4,000,000
		1.09%		05/16/17	7,000,000	7,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		1.05%		04/20/17	71,000,000	71,000,000
						3,452,500,653
Non-Financial Company Commercial Paper 1.6%
DANAHER CORPORATION	b	0.72%		01/03/17	6,000,000	5,999,760
EXXON MOBIL CORP		0.57%		01/09/17	30,000,000	29,996,200
GE CAPITAL TREASURY SERVICES (US) LLC	a	0.64%		01/03/17	35,000,000	34,998,755
	a	0.60%		01/06/17	19,000,000	18,998,417
GENERAL ELECTRIC CO		0.60%		01/04/17	43,000,000	42,997,850
TOYOTA MOTOR CREDIT CORP		1.04%		05/15/17	50,000,000	49,808,306
		1.26%		07/10/17	5,000,000	4,967,014
						187,766,302
Non-Negotiable Time Deposits 6.9%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		0.61%		01/06/17	200,000,000	200,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.70%		01/04/17	16,000,000	16,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		0.51%		01/03/17	100,000,000	100,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		0.51%		01/03/17	237,000,000	237,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		0.67%		01/03/17	3,000,000	3,000,000
ROYAL BANK OF CANADA (TORONTO BRANCH)		0.62%		01/04/17	135,000,000	135,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		0.51%		01/03/17	69,000,000	69,000,000
SUNTRUST BANK (CAYMAN ISLANDS BRANCH)		0.53%		01/03/17	59,000,000	59,000,000
						819,000,000
Other Instruments 1.7%
BANK OF AMERICA NA		1.14%		04/17/17	110,000,000	110,000,000
		1.07%		05/08/17	97,000,000	97,000,000
						207,000,000
Total Fixed-Rate Obligations
(Cost $7,332,290,114)						7,332,290,114
44
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Obligations 12.2% of net assets
Asset-Backed Commercial Paper 0.7%
BEDFORD ROW FUNDING CORP	a,b	1.02%	01/03/17	06/01/17	49,600,000	49,600,000
THUNDER BAY FUNDING LLC	a,b	1.01%	01/05/17	06/05/17	31,000,000	31,000,000
						80,600,000
Financial Company Commercial Paper 1.3%
BANK OF NOVA SCOTIA	b	1.20%	01/23/17	08/21/17	134,000,000	134,000,000
CANADIAN IMPERIAL BANK OF COMMERCE	b	1.21%	01/27/17	07/27/17	26,000,000	26,000,000
						160,000,000
Certificates of Deposit 6.4%
BANK OF MONTREAL (CHICAGO BRANCH)		0.96%	01/03/17	06/01/17	79,000,000	79,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.22%	01/10/17	02/10/17	100,000,000	100,000,000
		0.96%	01/03/17	06/01/17	29,000,000	29,000,000
BANK OF NOVA SCOTIA (NEW YORK BRANCH)		1.25%	01/03/17	10/02/17	10,000,000	10,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.07%	01/03/17	02/01/17	114,000,000	114,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		0.97%	01/03/17	06/01/17	56,000,000	56,000,000
		1.00%	01/09/17	06/08/17	50,000,000	50,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.16%	01/23/17	03/23/17	17,000,000	17,000,000
		1.27%	01/09/17	06/08/17	27,000,000	27,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.35%	01/23/17	05/22/17	100,000,000	100,000,000
		1.22%	01/03/17	06/01/17	10,000,000	10,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.44%	01/17/17	02/17/17	68,000,000	68,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.17%	01/03/17	02/01/17	41,000,000	41,000,000
WELLS FARGO BANK NA		1.30%	01/17/17	10/16/17	60,000,000	60,000,000
						761,000,000
Non-Financial Company Commercial Paper 1.2%
TOYOTA MOTOR CREDIT CORP		1.19%	01/23/17	08/17/17	146,000,000	146,000,000
Variable Rate Demand Notes 2.6%
CALIFORNIA HEALTH FACILITIES FINANCING AUTH
RB (KAISER PERMANENTE) SERIES 2006C		0.69%		01/06/17	10,000,000	10,000,000
CALIFORNIA MUNICIPAL FINANCE AUTH
REFUNDING RB (EXXONMOBIL) SERIES 2007		0.65%		01/03/17	3,000,000	3,000,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
RB SERIES 2008B		0.69%		01/06/17	22,500,000	22,500,000
RB (KAISER PERMANENTE) SERIES 2002B		0.69%		01/06/17	1,000,000	1,000,000
RB (KAISER PERMANENTE) SERIES 2003B		0.72%		01/06/17	22,650,000	22,650,000
EMF LLC
VARIABLE RATE DEMAND BONDS SERIES 2012 (LOC: COMERICA BANK)		0.95%		01/06/17	3,910,000	3,910,000
45
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GFRE HOLDINGS, LLC
VARIABLE RATE DEMAND NOTES SERIES 2009A (LOC: FEDERAL HOME LOAN BANK OF CHICAGO)		0.76%		01/06/17	1,900,000	1,900,000
HOWARD UNIVERSITY
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)		0.83%		01/06/17	4,600,000	4,600,000
INDIANA FINANCE AUTH
REFUNDING RB (TRINITY HEALTH) SERIES 2008D1		0.70%		01/06/17	42,695,000	42,695,000
LINCOLN CNTY
POLLUTION CTRL REFUNDING RB (EXXONMOBIL) SERIES 2014		0.67%		01/03/17	8,000,000	8,000,000
NEW YORK CITY
GO BONDS FISCAL 2014 SERIES D4 (LOC: TD BANK NA)		0.73%		01/03/17	13,000,000	13,000,000
NEW YORK STATE HFA
RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)		0.74%		01/06/17	4,000,000	4,000,000
NEW YORK STATE URBAN DEVELOPMENT CORP
STATE PERSONAL INCOME TAX RB SERIES 2004A3C (LIQ: JPMORGAN CHASE BANK NA)		0.72%		01/06/17	20,000,000	20,000,000
STATE PERSONAL INCOME TAX RB SERIES 2004A3D (LIQ: JPMORGAN CHASE BANK NA)		0.72%		01/06/17	6,000,000	6,000,000
NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 4 (LOC: BARCLAYS BANK PLC)	b	0.84%		01/06/17	15,000,000	15,000,000
NUVEEN CALIFORNIA AMT-FREE MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 4 (LOC: CITIBANK NA)	b	0.81%		01/06/17	8,000,000	8,000,000
NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 4 (LOC: ROYAL BANK OF CANADA)	b	0.84%		01/06/17	2,000,000	2,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 2 (LOC: CITIBANK NA)	b	0.86%		01/06/17	10,000,000	10,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 6 (LOC: CITIBANK NA)	b	0.86%		01/06/17	16,000,000	16,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 8 (LOC: BARCLAYS BANK PLC)	b	0.87%		01/06/17	5,000,000	5,000,000
NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 2 (LOC: JPMORGAN CHASE BANK NA)	b	0.87%		01/06/17	8,000,000	8,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: JPMORGAN CHASE BANK NA)	b	0.87%		01/06/17	11,000,000	11,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: BARCLAYS BANK PLC)	b	0.88%		01/06/17	3,000,000	3,000,000
NUVEEN ENHANCED AMT-FREE MUNICIPAL CREDIT OPPORTUNITIES FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 2 (LOC: JPMORGAN CHASE BANK NA)	b	0.82%		01/06/17	15,000,000	15,000,000
NUVEEN QUALITY INCOME MUNICIPAL FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 3 (LOC: BARCLAYS BANK PLC)	b	0.88%		01/06/17	9,000,000	9,000,000
46
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
PHILADELPHIA
GO REFUNDING BONDS SERIES 2009B (LOC: BARCLAYS BANK PLC)		0.74%		01/06/17	3,000,000	3,000,000
UNIV OF TEXAS
FINANCING SYSTEM RB SERIES 2016G2		0.68%		01/06/17	3,000,000	3,000,000
FINANCING SYSTEM RB SERIES 2016G1		0.68%		01/06/17	15,000,000	15,000,000
WESTERN ASSET INTERMEDIATE MUNI FUND
VARIABLE RATE DEMAND PREFERRED STOCK SERIES 1 (LOC: CITIBANK NA)	b	0.86%		01/06/17	4,000,000	4,000,000
WESTERN ASSET MANAGED MUNICIPALS FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	0.86%		01/06/17	16,000,000	16,000,000
WESTERN ASSET MUNICIPAL PARTNERS FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	0.86%		01/06/17	4,100,000	4,100,000
						310,355,000
Total Variable-Rate Obligations
(Cost $1,457,955,000)						1,457,955,000
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 25.6% of net assets
U.S. Government Agency Repurchase Agreements* 2.4%
BANK OF NOVA SCOTIA
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Government Agency Securities valued at $28,841,602, 2.50% - 3.50%, due 01/01/28 - 12/01/46)		0.50%		01/03/17	28,001,556	28,000,000
BNP PARIBAS SA
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury Securities valued at $104,045,786, 0.00% - 8.88%, due 01/05/17 - 08/15/25)		0.50%		01/03/17	102,005,667	102,000,000
DEUTSCHE BANK SECURITIES INC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury Securities valued at $49,980,053, 1.13%, due 07/31/21)		0.51%		01/03/17	49,002,777	49,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Government Agency Securities valued at $17,510,000, 3.00%, due 12/15/39)		0.50%		01/03/17	17,000,944	17,000,000
MIZUHO SECURITIES USA INC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Government Agency Securities valued at $29,870,001, 3.00% - 4.00%, due 02/01/24 - 06/01/46)		0.50%		01/03/17	29,001,611	29,000,000
47
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO SECURITIES LLC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Government Agency Securities valued at $69,683,871, 2.84% - 6.00%, due 01/01/19 - 12/01/46)		0.50%		01/03/17	67,003,722	67,000,000
						292,000,000
U.S. Treasury Repurchase Agreements 16.9%
BARCLAYS CAPITAL INC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury Securities valued at $4,230,296, 0.00% - 1.25%, due 01/05/17 - 10/31/19)		0.50%		01/03/17	4,147,510	4,147,280
FEDERAL RESERVE BANK OF NEW YORK
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury Securities valued at $2,007,111,537, 3.13%, due 11/15/41 - 02/15/43)		0.50%		01/03/17	2,007,111,500	2,007,000,000
						2,011,147,280
Other Repurchase Agreements** 6.3%
BNP PARIBAS SA
Issued 12/28/16, repurchase date 01/04/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $209,333,372, 0.90% - 5.44%, due 12/25/25 - 04/25/37)		0.82%		01/04/17	182,029,019	182,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 12/28/16, repurchase date 01/04/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $34,500,053, 1.06% - 8.85%, due 11/14/26 - 10/15/48)	a	0.86%		01/04/17	30,005,017	30,000,000
Issued 09/07/16, repurchase date 03/07/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $218,500,361, 0.63% - 8.06%, due 03/15/19 - 07/27/37)	a,c	1.46%		03/07/17	191,394,706	190,000,000
JP MORGAN SECURITIES LLC
Issued 11/30/16, repurchase date 05/30/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $59,869,800, 0.00% - 5.95%, due 08/15/17 - 04/15/49)	c	1.40%		03/30/17	52,242,667	52,000,000
Issued 12/20/16, repurchase date 06/19/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $78,231,932, 0.00% - 7.88%, due 11/15/18 - 03/15/87)	c	1.47%		03/30/17	68,277,667	68,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 12/09/16, repurchase date 03/09/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $56,350,000, 0.00%, due 08/03/20)	c	1.19%		02/03/17	49,090,704	49,000,000
48
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO SECURITIES LLC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $6,900,622, 1.47% - 3.06%, due 12/27/35 - 05/21/36)		0.81%		01/03/17	6,000,540	6,000,000
Issued 12/27/16, repurchase date 01/03/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $47,157,519, 4.39% - 5.88%, due 01/15/21 - 04/18/52)		0.82%		01/03/17	41,006,537	41,000,000
Issued 12/28/16, repurchase date 01/04/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $23,003,667, 3.79% - 5.63%, due 05/15/48 - 01/17/59)		0.82%		01/04/17	20,003,189	20,000,000
Issued 12/29/16, repurchase date 01/05/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $49,457,885, 3.99% - 5.04%, due 06/19/31 - 01/17/59)		0.82%		01/05/17	43,006,856	43,000,000
Issued 11/01/16, repurchase date 05/01/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $34,744,577, 4.37% - 6.78%, due 10/20/25 - 04/18/52)	c	1.41%		04/04/17	30,180,950	30,000,000
Issued 11/22/16, repurchase date 05/22/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $42,860,202, 2.91% - 5.31%, due 07/14/34 - 10/26/35)	c	1.45%		04/04/17	37,198,207	37,000,000
						748,000,000
Total Repurchase Agreements
(Cost $3,051,147,280)						3,051,147,280

End of Investments.

At 12/31/16, the tax basis cost of the fund's investments was $11,841,392,394.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,836,517,641 or 23.8% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $426,000,000 or 3.6% of net assets.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

49
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

ABS —	Asset-backed securities
AUTH —	Authority
BAN —	Bond anticipation note
CCD —	Community college district
CNTY —	County
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
ETF —	Exchange-traded fund
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

At December 31, 2016, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2016. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
50
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Statement of Assets and Liabilities

As of December 31, 2016
Assets
Investments, at cost and value		$8,790,245,114
Repurchase agreements, at cost and value	+	3,051,147,280
Total investments, at cost and value (Note 2a)		11,841,392,394
Receivables:
Fund shares sold		100,672,677
Interest		10,682,337
Prepaid expenses	+	268,707
Total assets		11,953,016,115
Liabilities
Payables:
Investment adviser and administrator fees		1,901,377
Shareholder service fees		399,000
Fund shares redeemed		42,647,528
Distributions to shareholders		601,719
Accrued expenses	+	218,848
Total liabilities		45,768,472
Net Assets
Total assets		11,953,016,115
Total liabilities	–	45,768,472
Net assets		$11,907,247,643
Net Assets by Source
Capital received from investors		11,907,247,643

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$7,059,723,960		7,058,536,029		$1.00
Select Shares	$1,518,690,243		1,518,458,056		$1.00
Premier Shares	$1,314,071,873		1,313,840,667		$1.00
Ultra Shares	$2,014,761,567		2,014,410,738		$1.00

51
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Statement of Operations

For the period January 1, 2016 through December 31, 2016
Investment Income
Interest		$73,365,756
Expenses
Investment adviser and administrator fees		35,695,473
Shareholder service fees:
Investor Shares		16,082,412
Select Shares		1,832,304
Premier Shares		450,233
Ultra Shares		389,744
Custodian fees		313,763
Registration fees		252,236
Portfolio accounting fees		231,635
Transfer agent fees		96,121
Professional fees		84,503
Independent trustees' fees		69,430
Shareholder reports		30,440
Other expenses	+	175,373
Total expenses		55,703,667
Expense reduction by CSIM and its affiliates	–	17,519,412
Net expenses	–	38,184,255
Net investment income		35,181,501
Realized Gains (Losses)
Net realized gains on investments		2,627,468
Increase in net assets resulting from operations		$37,808,969
52
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/16-12/31/16		1/1/15-12/31/15
Net investment income		$35,181,501	$2,596,805
Net realized gains (losses)	+	2,627,468	(517,884)
Increase in net assets from operations		37,808,969	2,078,921
Distributions to Shareholders
Distributions from net investment income
Investor Shares		(15,772,803)	(727,432)
Select Shares		(4,302,188)	(176,813)
Premier Shares		(4,843,912)	(322,955)
Ultra Shares	+	(10,262,598)	(1,369,605)
Total distributions from net investment income		(35,181,501)	(2,596,805)
Distributions from net realized gains
Investor Shares		(110,090)	—
Select Shares		(23,636)	—
Premier Shares		(20,608)	—
Ultra Shares	+	(30,966)	—
Total distributions from net realized gains		(185,300)	—
Total distributions		(35,366,801)	(2,596,805)
Transactions in Fund Shares*
Shares Sold
Investor Shares		3,257,524,309	1,045,813,315
Select Shares		1,561,826,762	411,666,924
Premier Shares		1,795,679,426	446,211,090
Ultra Shares	+	2,920,435,576	1,443,592,546
Total shares sold		9,535,466,073	3,347,283,875
Shares Reinvested
Investor Shares		14,456,954	669,380
Select Shares		3,621,732	159,923
Premier Shares		3,982,018	288,980
Ultra Shares	+	8,281,602	994,915
Total shares reinvested		30,342,306	2,113,198
Shares Redeemed
Investor Shares		(2,619,453,595)	(1,856,999,168)
Select Shares		(1,066,602,319)	(530,466,726)
Premier Shares		(1,253,304,746)	(472,707,712)
Ultra Shares	+	(2,886,709,570)	(1,289,860,231)
Total shares redeemed		(7,826,070,230)	(4,150,033,837)
Net transactions in fund shares		1,739,738,149	(800,636,764)
Net Assets
Beginning of period		10,165,067,326	10,966,221,974
Total increase or decrease	+	1,742,180,317	(801,154,648)
End of period		$11,907,247,643	$10,165,067,326
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
53
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Taxable Money Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Money Market Fund™	Schwab Variable Share Price Money Fund™
Schwab Government Money Fund	Schwab Retirement Government Money Fund™
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund™
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund™
Schwab Value Advantage Money Fund	Schwab California Municipal Money Fund™
Schwab Advisor Cash Reserves®	Schwab New York Municipal Money Fund™
Schwab Cash Reserves™	Schwab New Jersey Municipal Money Fund™
Schwab Retirement Advantage Money Fund®	Schwab Pennsylvania Municipal Money Fund™
Schwab Investor Money Fund®	Schwab Massachusetts Municipal Money Fund™
Schwab Government Money Fund offers two share classes: Sweep Shares and Purchased Shares. Schwab U.S. Treasury Money Fund offers one share class. Schwab Treasury Obligations Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Schwab Value Advantage Money Fund offers four share classes: Investor Shares, Select Shares, Premier Shares (formerly named Institutional Shares) and Ultra Shares (formerly named Institutional Prime Shares). Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the
54
Schwab Taxable Money Funds  |  Annual Report

Schwab Taxable Money Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: (Schwab U.S. Treasury Money Fund may not invest in repurchase agreements) In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds' repurchase agreements are collateralized by cash and/or U.S. government securities. (Note that Schwab Value Advantage Money Fund may also be collateralized by debt securities, equity securities or other types of securities). These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the funds' custodian (or, with multi-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2016, the following funds had investments in repurchase agreements with a gross value as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities:
Schwab Government Money Fund	$12,846,366,396
Schwab U.S. Treasury Money Fund	—
Schwab Treasury Obligations Money Fund	719,908,215
Schwab Value Advantage Money Fund	3,051,147,280
The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
55
Schwab Taxable Money Funds  |  Annual Report

Schwab Taxable Money Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
56
Schwab Taxable Money Funds  |  Annual Report

Schwab Taxable Money Funds
Financial Notes (continued)

3. Risk Factors:
Investment Risk. You could lose money by investing in the funds. Although the funds seek to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Schwab Value Advantage Money Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Retail Money Market Fund Risk. (Applies only to Schwab Value Advantage Money Fund) The Schwab Value Advantage Money Fund qualifies as a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Prior to and upon conversion to a “retail money market fund,” the fund may involuntarily redeem any investor who is not a natural person. The fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” the fund will be permitted to continue to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. The fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. (Applies only to Schwab Government Money Market Fund, Schwab Treasury Obligations Money Fund and Schwab Value Advantage Money Fund) When a fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default. Schwab Value Advantage Money Fund may invest in repurchase agreements secured by Alternative Collateral, while Schwab Government Money Fund and Schwab Treasury Obligations Money Fund may not.
Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though a fund's investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund's portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund's share price or yield to fall.
Certain U.S. government securities that the funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage
57
Schwab Taxable Money Funds  |  Annual Report

Schwab Taxable Money Funds
Financial Notes (continued)

3. Risk Factors (continued):
Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. (Applies only to Schwab Value Advantage Money Fund) The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for the purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. (Applies only to Schwab Value Advantage Money Fund) Although the fund may invest only in U.S. dollar denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.
58
Schwab Taxable Money Funds  |  Annual Report

Schwab Taxable Money Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund's average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended December 31, 2016, the aggregate advisory fees paid to CSIM by the funds, as a percentage of each fund's average daily net assets were as follows:
Schwab Government Money Fund	0.30%
Schwab U.S. Treasury Money Fund	0.31%
Schwab Treasury Obligations Money Fund	0.34%
Schwab Value Advantage Money Fund	0.32%
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The Plan also enables Schwab Government Money Fund, Schwab U.S. Treasury Money Fund and Sweep Shares of Schwab Treasury Obligations Money Fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in such funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Shares of the Schwab Government Money Fund, the Schwab U.S. Treasury Money Fund and the Schwab Treasury Obligations Money Fund are also subject to an annual sweep administration fee of up to the amount set forth below. The sweep administration fee paid to Schwab is based on the average daily net asset value of the funds' shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
	Shareholder Servicing Fee	Sweep Administration Fee
Schwab Government Money Fund
Sweep Shares	0.25%	0.15%
Purchased Shares	0.25%	n/a
Schwab U.S. Treasury Money Fund	0.25%	0.15%
Schwab Treasury Obligations Money Fund
Sweep Shares	0.25%	0.15%
Value Advantage Shares	0.22%	n/a
Schwab Value Advantage Money Fund
Investor Shares	0.25%	n/a
Select Shares	0.15%	n/a
Premier Shares	0.04%	n/a
Ultra Shares	0.02%	n/a
59
Schwab Taxable Money Funds  |  Annual Report

Schwab Taxable Money Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
Schwab Government Money Fund
Sweep Shares*	0.75%
Purchased Shares	n/a
Schwab U.S. Treasury Money Fund*	0.60%
Schwab Treasury Obligations Money Fund
Sweep Shares*	0.65%
Value Advantage Shares*	0.45%
Schwab Value Advantage Money Fund
Investor Shares*	0.45%
Select Shares**	0.35%
Premier Shares**	0.24%
Ultra Shares**	0.21%
*	CSIM and its affiliates have agreed to limit the fund's or fund share class's expenses as described above for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board.
**	CSIM and its affiliates have agreed to limit this share class's expenses as described above through April 29, 2018.
In addition, effective January 1, 2016 through December 31, 2016, CSIM and its affiliates agreed to waive an additional amount of the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Value Advantage Money Fund — Investor Shares and Select Shares expenses equal to 0.035% of each fund's or share class's average daily net assets.
During the period ended December 31, 2016, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreements:
	Total Waived Amount	Contractual Expense Limitation Waived Amount
Schwab Government Money Fund	$88,675,510	$10,095,139
Schwab U.S. Treasury Money Fund	76,812,873	30,518,474
Schwab Treasury Obligations Money Fund	4,835,544	1,945,551
Schwab Value Advantage Money Fund	17,519,412	17,519,412
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for Schwab Value Advantage Money Fund (and each of its classes) and a non-negative net yield for Schwab Government Money Fund (and each of its classes), Schwab U.S. Treasury Money Fund and Schwab Treasury Obligations Money Fund (and each of its classes).
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
60
Schwab Taxable Money Funds  |  Annual Report

Schwab Taxable Money Funds
Financial Notes (continued)

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), which matured on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. On October 6, 2016, the Credit Facility was amended to run for a new 364 day period with an increased line of $555 million and a commitment fee of 0.15% per annum. There were no borrowings from the line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of December 31, 2016, the funds had no undistributed earnings on a tax basis.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2016, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab Government Money Fund	Schwab U.S. Treasury Money Fund	Schwab Treasury Obligations Money Fund	Schwab Value Advantage Money Fund
No expiration*	$321,289	$567,722	$46,407	$—
Total	$321,289	$567,722	$46,407	$—
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2016, the funds had no capital losses deferred and had capital loss carryforwards utilized as follows:
	Schwab Government Money Fund	Schwab U.S. Treasury Money Fund	Schwab Treasury Obligations Money Fund	Schwab Value Advantage Money Fund
Capital losses utilized	$180,166	$—	$—	$2,440,425
The tax-basis components of distributions paid during the current and prior fiscal years were as follows:
	Schwab Government Money Fund	Schwab U.S. Treasury Money Fund	Schwab Treasury Obligations Money Fund	Schwab Value Advantage Money Fund
Current period distributions
Ordinary income	$2,538,673	$1,402,854	$258,488	$35,366,801
Prior period distributions
Ordinary income	$—	$—	$—	$2,596,805
61
Schwab Taxable Money Funds  |  Annual Report

Schwab Taxable Money Funds
Financial Notes (continued)

7. Federal Income Taxes (continued):
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2016, the funds made the following reclassifications:
	Schwab Government Money Fund	Schwab U.S. Treasury Money Fund	Schwab Treasury Obligations Money Fund	Schwab Value Advantage Money Fund
Capital shares	$—	$—	$—	$1,743
Net realized capital gains and losses	—	—	—	(1,743)
As of December 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the funds did not incur any interest or penalties.

8. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the funds' financial statements and related disclosures.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
62
Schwab Taxable Money Funds  |  Annual Report

Schwab Taxable Money Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Treasury Obligations Money Fund
Schwab Value Advantage Money Fund
In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Value Advantage Money Fund (four of the funds constituting The Charles Schwab Family of Funds, hereafter referred to as the “Funds”) at December 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2017
63
Schwab Taxable Money Funds  |  Annual Report

Schwab Taxable Money Funds
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 110 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	110	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	110	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	110	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	110	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
64
Schwab Taxable Money Funds  |  Annual Report

Schwab Taxable Money Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	110	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	110	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	110	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	110	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	110	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

65
Schwab Taxable Money Funds  |  Annual Report

Schwab Taxable Money Funds
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	110	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	110	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer (May 2007 – present), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 - Feb. 2016), Schwab Holdings, Inc.	110	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
66
Schwab Taxable Money Funds  |  Annual Report

Schwab Taxable Money Funds
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
67
Schwab Taxable Money Funds  |  Annual Report

Schwab Taxable Money Funds
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

68
Schwab Taxable Money Funds  |  Annual Report

Schwab Taxable Money Funds
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov immediately upon filing.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

69
Schwab Taxable Money Funds  |  Annual Report

Schwab Taxable Money Funds
PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•   APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•   TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•   when we use other companies to provide services for us, such as printing and mailing your account statements;
•   when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2016 Schwab Funds. All rights reserved.

70
Schwab Taxable Money Funds  |  Annual Report

Notes

Schwab Taxable Money Funds
Our straightforward approach sets us apart.

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus, or if available, the summary prospectus. Please call 1-877-824-5615 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2017 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

This page is intentionally left blank.

MFR31360-12
00189435

Annual Report  |  December 31, 2016
Schwab Variable Share Price Money Fund™

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).
1
Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
fund covered in this report.
Dear Shareholder,
At this time of the year, many of us set personal intentions and make resolutions for the New Year. Along those same lines, at Charles Schwab Investment Management, we also look to the year ahead and at ways we can continue to help you achieve your financial goals. In 2017, we intend to keep making your investing experience with us as positive and transparent as we can, continuing to put you, our investors, first.
The 12-months ended December 31, 2016, brought some notable changes to most money market funds. Final implementation of Money Market Fund Reform went into effect in October, causing uncertainty in much of the industry. Then, in December, the Federal Reserve raised interest rates for the first time in a year, resulting in rising yields for many money market funds.
Money market funds remain in the spotlight amid expectations for further rate increases in the coming year. Generally, the search for places to put savings—either temporarily or as part of a permanent cash allocation—has led investors to opt for the highest-yielding option. But we believe it’s important to remember that yield is only one facet of owning such investments. The Schwab Variable Share Price Money Fund (the fund) is designed to offer investors stability of capital and liquidity, along with yield. Our investment risk team regularly conducts tests to evaluate the impact of various factors on fund holdings, including increases and decreases in short-term rates, widening of credit spreads, downgrades and defaults of issuers, fund cash flow, and shareholder activity. The fund’s portfolio managers may adjust the investment holdings as a result of these findings, for example, by shortening or lengthening the average maturity of the assets in the fund’s portfolio.
We also work hard to give you the best online investor experience we can, providing access to industry insights, fund performance, and much more. Earlier this year, we further bolstered our online resources for the Schwab Money Funds. Our website includes information on the daily and weekly liquid assets, net inflows and outflows for the funds, and the current NAV and market-based NAV per share. These reporting and disclosure changes are intended to provide additional information and transparency, so that you can better track your investments.
Within the Schwab Money Funds lineup, there are several different options for investors to choose from, including Schwab Purchased Money Funds. The Schwab Purchased Money Funds are designed to offer a number of notable benefits, including capital preservation for existing or upcoming obligations or to reduce the risk of an investor’s portfolio, and investment options for both retail and institutional accounts. If an investor is able to meet fund minimums and is willing to buy and sell positions to manage his/her cash investments, the Schwab Purchased Money Funds could be a great option for an investor’s portfolio.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the fund, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ Money market funds remain in the spotlight amid expectations for further rate increases in the coming year.”
2
Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
The Investment Environment

Over the reporting period ended December 31, 2016, yields on taxable money market funds generally remained low as the Federal Reserve (Fed) left the federal funds rate unchanged for most of 2016. Slowing global growth and inconsistent U.S. economic data contributed to the Fed’s decision to hold short-term interest rates steady through November, as did spikes in volatility tied to the United Kingdom’s decision in June to leave the European Union (Brexit) and the U.S. presidential election. However, as the U.S. economy began to pick up and show signs of lasting stability, the Fed unanimously voted to raise rates at its last meeting of the year in December. Yields on short-term securities rose soon after, including the yields on many taxable money market funds.
Outside the U.S., many countries continued to face weak economic growth and inflation below targeted levels. In response, central banks in both Asia and Europe took steps to stimulate their respective economies, and maintained or increased accommodative monetary policy measures. Early in the reporting period, the European Central Bank (ECB) expanded its quantitative easing program and launched a program that provides cheap funding to European banks, while also maintaining a negative overnight deposit facility rate. At the end of the year, the ECB announced that it would cut the amount of bonds it was purchasing, but would extend the bond buying program through December of 2017. In Asia, the Bank of Japan launched negative interest rates in February to encourage lending, and later in the reporting period introduced yield curve management as a policy tool, targeting interest rates on government bonds to achieve its inflation goal. Facing slowing growth, the People’s Bank of China (PBOC) lowered the reserve requirement for banks which increased the funds available for banks to make loans. The PBOC also flooded the economy with credit during the reporting period, hoping to further encourage financial institutions to increase lending.
Overall, yields on U.S. Treasuries remained low for much of 2016 and did not increase until the end of the reporting period. Short-term rates, which are directly influenced by Fed policy, rose as expectations for a December Fed rate hike increased. Longer-term yields, which are generally driven by growth and inflation expectations, rose in the second half of 2016 and climbed further following the unexpected outcome of the U.S. presidential election. The yields on many international government-backed securities also remained lower than those in the U.S., with some in negative territory, further increasing the appeal of U.S. Treasuries.
Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs or expenses, and you cannot invest in them directly. For index definitions, please see the Glossary.
Management views may have changed since the report date.
Past performance cannot guarantee future results
3
Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
Fund Management

Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Michael Lin, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.
4
Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
Performance and Fund Facts as of 12/31/16

The Schwab Variable Share Price Money Fund (the fund) seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, promissory notes, certificates of deposit and time deposits, variable- and floating-rate debt securities, bank notes and bankers’ acceptances, repurchase agreements, and obligations issued by the U.S. government, its agencies or instrumentalities. Unlike a traditional stable share price money market fund, the fund will not use the amortized cost method of valuation or round the per share net asset value (NAV) to the nearest whole cent and does not seek to maintain a stable share price. As a result, the fund’s share price, which is its NAV, will vary and reflect the effects of unrealized appreciation and depreciation and realized losses and gains. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. For the reporting period ended December 31, 2016, many global markets experienced bouts of heightened volatility. Early in the year, concerns surrounding China’s decelerating economy and sharp fluctuations in the price of oil contributed to market uncertainty, while the United Kingdom’s vote to leave the European Union (Brexit) and the U.S. presidential election added to volatility later in the reporting period. Throughout the year, speculation around the timing of another short-term interest rate increase by the Federal Reserve (Fed) caused investor uncertainty and played a role in market movements. The Fed left the federal funds rate unchanged for most of 2016, only raising it at the Fed’s last meeting of the year in December. The increase in short-term interest rates was expected, and most markets remained orderly as a result.
The implementation of Money Market Fund Reform played a key role in the steepness of the prime money market yield curve over the reporting period, as well as in the large outflows and inflows that the money market fund industry experienced in the months prior to final implementation. During the 12-month reporting period, the industry saw an approximate $1 trillion shift in assets from prime money market funds to government money market funds, most of which took place in June through October. The shift in assets went very smoothly, in large part due to the Fed’s Reverse Repurchase Facility providing much needed supply for the government money market funds.
As investors shifted assets from prime money market funds to government money market funds, spreads widened between these two types of securities. Due to this shift in investor demand, yields on prime securities rose while yields on government securities declined.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. Rates on short-term securities fluctuated during the period, largely driven by the impact of Money Market Fund Reform implementation as well as the uncertainty surrounding future Fed interest rate hikes. In this environment, the weighted average maturity (WAM) of the fund started the reporting period at 45 days and ended at 47 days.

Portfolio Composition By Maturity % of Investments1
Portfolio Composition by Security Type % of Investments

Statistics
Weighted Average Maturity[2]	47 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
5
Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
Performance and Fund Facts as of 12/31/16 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend Since Inception (2/25/16)

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Variable Share Price Money Fund
Ultra Shares
Ticker Symbol	SVUXX
Minimum Initial Investment[1]	$10,000,000
Seven-Day Yield (with waivers)[2]	0.70%
Seven-Day Yield (without waivers)[2]	0.32%
Seven-Day Effective Yield (with waivers)[2]	0.70%

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
6
Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2016 and held through December 31, 2016.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 7/1/16	Ending Account Value (Net of Expenses) at 12/31/16	Expenses Paid During Period[2] 7/1/16–12/31/16
Schwab Variable Share Price Money Fund
Ultra Shares
Actual Return	0.21%	$1,000.00	$1,002.70	$1.06
Hypothetical 5% Return	0.21%	$1,000.00	$1,024.04	$1.07

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.
7
Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
Financial Statements
Financial Highlights
Ultra Shares	2/25/16 [1]– 12/31/16
Per-Share Data
Net asset value at beginning of period	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0042 [2]
Net realized and unrealized gains (losses)	(0.0003)
Total from investment operations	0.0039
Less distributions:
Distributions from net investment income	(0.0036)
Distributions from net realized gains	(0.0000) [3]
Total distributions	(0.0036)
Net asset value at end of period	$1.0003
Total return	0.39% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.21% [5]
Gross operating expenses	0.44% [5]
Net investment income (loss)	0.49% [5]
Net assets, end of period (x 1,000,000)	$578

1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per share amount was less than $0.00005.
4
Not annualized.
5
Annualized.
8
Schwab Variable Share Price Money Fund  |  Annual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of December 31, 2016

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
69.6%	Fixed-Rate Obligations	402,348,396	402,430,979
10.3%	Variable-Rate Obligations	59,279,406	59,292,762
21.4%	Repurchase Agreements	123,694,262	123,694,342
101.3%	Total Investments	585,322,064	585,418,083
(1.3%)	Other Assets and Liabilities, Net		(7,339,558)
100.0%	Net Assets		578,078,525

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 69.6% of net assets
Asset-Backed Commercial Paper 15.3%
ATLANTIC ASSET SECURITIZATION LLC	a,b	1.06%		03/09/17	3,000,000	2,994,624
BARTON CAPITAL SA	a,b	0.75%		01/09/17	2,000,000	1,999,656
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	1.08%		01/06/17	500,000	499,949
	a,b	1.10%		01/09/17	1,000,000	999,850
CAFCO LLC	a,b	1.24%		02/22/17	1,000,000	998,868
	a,b	0.95%		03/15/17	2,000,000	1,996,354
	a,b	1.08%		03/24/17	1,000,000	997,818
	a,b	1.00%		03/28/17	1,000,000	997,648
CANCARA ASSET SECURITISATION LLC	a,b	1.02%		01/03/17	500,000	499,972
	a,b	0.73%		01/04/17	5,159,000	5,158,631
CHARTA LLC	a,b	1.16%		02/08/17	2,000,000	1,998,427
	a,b	0.95%		03/15/17	2,000,000	1,996,354
	a,b	1.26%		06/12/17	800,000	795,208
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	1.26%		04/12/17	2,000,000	1,994,123
	a	1.21%		04/19/17	1,000,000	996,776
	a	1.31%		06/27/17	1,000,000	993,089
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.00%		03/13/17	1,000,000	998,252
	a,b	1.15%		04/24/17	394,000	392,647
	a,b	1.31%		06/22/17	4,000,000	3,973,610
GOTHAM FUNDING CORP	a,b	1.00%		01/05/17	3,000,000	2,999,740
9
Schwab Variable Share Price Money Fund  |  Annual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
KELLS FUNDING LLC	a,b	0.98%		03/24/17	5,000,000	4,990,044
	a,b	1.04%		04/13/17	5,000,000	4,986,126
LMA AMERICAS LLC	a,b	1.04%		02/02/17	3,000,000	2,998,051
	a,b	1.08%		03/09/17	1,000,000	998,112
MANHATTAN ASSET FUNDING CO LLC	a,b	0.85%		01/20/17	5,000,000	4,998,235
METLIFE SHORT TERM FUNDING LLC	a,b	0.68%		01/09/17	1,600,000	1,599,773
	a,b	0.94%		02/13/17	1,000,000	999,131
	a,b	1.02%		03/20/17	5,000,000	4,990,244
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	0.81%		02/01/17	1,000,000	999,372
	a,b	1.16%		02/13/17	1,000,000	999,094
	a,b	0.90%		02/21/17	3,000,000	2,996,679
OLD LINE FUNDING LLC	a,b	0.95%		03/01/17	3,000,000	2,996,177
RIDGEFIELD FUNDING COMPANY LLC	a,b	0.95%		02/16/17	1,000,000	999,020
	a,b	1.05%		03/08/17	1,000,000	998,436
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	0.95%		01/04/17	2,000,000	1,999,788
	a,b	0.95%		02/15/17	2,000,000	1,997,436
	a,b	0.97%		02/21/17	2,000,000	1,997,050
STARBIRD FUNDING CORP	a,b	0.92%		02/14/17	1,000,000	998,968
THUNDER BAY FUNDING LLC	a,b	1.12%		03/15/17	4,000,000	3,992,708
VERSAILLES COMMERCIAL PAPER LLC	a,b	0.98%		02/02/17	2,000,000	1,998,228
VICTORY RECEIVABLES CORP	a,b	0.75%		01/04/17	1,000,000	999,929
	a,b	1.00%		01/05/17	1,000,000	999,913
	a,b	0.75%		01/12/17	2,000,000	1,999,599
	a,b	1.15%		03/20/17	1,000,000	997,982
						88,811,691
Financial Company Commercial Paper 9.0%
BPCE SA	b	0.90%		02/14/17	2,000,000	1,998,306
DNB BANK ASA	b	0.59%		01/10/17	10,000,000	9,998,509
HSBC USA INC	b	1.16%		05/15/17	3,000,000	2,988,383
ING US FUNDING LLC	a	1.22%		03/01/17	3,000,000	2,995,430
JP MORGAN SECURITIES LLC		1.26%		06/27/17	6,000,000	5,964,379
		1.26%		06/28/17	5,000,000	4,970,125
MACQUARIE BANK LTD	b	1.15%		03/17/17	2,000,000	1,995,504
NATIONWIDE BUILDING SOCIETY	b	0.91%		02/21/17	2,000,000	1,997,432
	b	0.93%		03/01/17	1,000,000	998,466
NRW BANK	b	0.70%		01/19/17	6,000,000	5,997,757
	b	1.03%		03/22/17	1,000,000	998,012
OVERSEA-CHINESE BANKING CORPORATION LTD	b	1.10%		05/15/17	2,000,000	1,991,024
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)	b	0.83%		01/12/17	2,000,000	1,999,583
UNITED OVERSEAS BANK LTD	b	0.99%		02/17/17	5,000,000	4,995,522
	b	1.08%		04/07/17	2,000,000	1,994,365
						51,882,797
10
Schwab Variable Share Price Money Fund  |  Annual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Certificates of Deposit 32.5%
ABBEY NATIONAL TREASURY SERVICES PLC (STAMFORD BRANCH)	a	1.00%		01/03/17	3,000,000	3,000,101
	a	0.66%		01/05/17	2,000,000	1,999,988
BANK OF MONTREAL (CHICAGO BRANCH)		0.92%		02/03/17	5,000,000	5,000,613
		0.90%		02/16/17	2,000,000	2,000,165
		1.06%		03/20/17	1,000,000	1,000,108
		1.11%		04/17/17	5,000,000	4,999,895
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.25%		03/08/17	3,500,000	3,502,353
		1.24%		07/03/17	1,000,000	1,000,051
BANK OF THE WEST		0.71%		01/05/17	2,000,000	2,000,005
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.22%		02/27/17	5,000,000	5,003,548
		1.30%		04/06/17	700,000	700,688
		1.24%		05/22/17	3,000,000	3,001,929
BARCLAYS BANK PLC (NEW YORK BRANCH)		1.05%		03/16/17	1,000,000	1,000,988
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		0.95%		03/08/17	3,000,000	3,000,337
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		1.27%		03/16/17	1,500,000	1,501,045
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.23%		02/21/17	3,000,000	3,002,351
		1.07%		05/16/17	3,000,000	3,000,416
CITIBANK NA (NEW YORK BRANCH)		1.07%		03/22/17	5,000,000	5,001,712
		1.06%		04/12/17	2,000,000	2,000,000
		1.22%		06/05/17	1,000,000	1,000,282
		1.18%		06/06/17	2,000,000	2,000,210
		1.25%		06/12/17	7,000,000	7,002,991
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		1.16%		04/03/17	5,000,000	5,002,504
		1.19%		04/19/17	7,000,000	7,004,193
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		1.17%		02/10/17	1,000,000	1,000,470
		1.20%		03/20/17	3,500,000	3,501,486
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		0.92%		02/21/17	2,000,000	2,000,347
CREDIT SUISSE AG (NEW YORK BRANCH)		1.27%		02/02/17	4,000,000	4,002,377
		1.36%		05/08/17	6,000,000	6,003,525
		1.51%		06/12/17	1,000,000	1,000,585
DANSKE BANK A/S (LONDON BRANCH)		1.02%		02/01/17	1,000,000	1,000,276
		0.94%		03/07/17	2,000,000	2,000,094
DNB NOR BANK ASA (LONDON BRANCH)		1.16%		04/03/17	1,000,000	1,000,574
HSBC BANK PLC		1.16%		04/04/17	5,000,000	5,003,165
ING BANK NV (AMSTERDAM BRANCH)		1.21%		05/30/17	3,500,000	3,500,816
		1.27%		06/14/17	2,000,000	2,000,700
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		0.62%		01/06/17	2,000,000	2,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		0.93%		01/30/17	2,000,000	2,000,466
		1.28%		04/03/17	1,000,000	1,000,804
MIZUHO BANK LTD (NEW YORK BRANCH)		0.90%		02/22/17	5,000,000	5,000,974
		1.12%		03/24/17	1,000,000	1,000,276
11
Schwab Variable Share Price Money Fund  |  Annual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		1.12%		04/03/17	1,000,000	1,000,150
		1.25%		04/12/17	3,000,000	3,001,455
NATIXIS (NEW YORK BRANCH)		0.68%		01/03/17	3,000,000	2,999,995
		0.60%		01/05/17	1,000,000	999,984
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		0.95%		03/07/17	500,000	500,033
ROYAL BANK OF CANADA (NEW YORK BRANCH)		1.26%		07/05/17	4,000,000	4,000,481
SOCIETE GENERALE (LONDON BRANCH)		0.90%		02/02/17	2,000,000	2,000,695
STATE STREET BANK AND TRUST COMPANY		1.00%		01/23/17	3,000,000	3,000,804
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.25%		04/03/17	3,000,000	3,002,256
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		0.90%		02/07/17	1,000,000	1,000,253
		0.90%		02/17/17	3,000,000	3,000,820
		0.97%		03/06/17	4,000,000	4,001,410
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		1.17%		02/09/17	4,000,000	4,002,330
SWEDBANK AB (NEW YORK BRANCH)		0.55%		01/06/17	8,000,000	8,000,000
TORONTO DOMINION BANK (LONDON BRANCH)		1.19%		02/23/17	5,000,000	5,002,812
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.21%		02/23/17	3,000,000	3,001,801
		0.93%		03/06/17	1,000,000	1,000,092
		0.97%		03/17/17	2,000,000	2,000,122
		1.08%		04/07/17	3,000,000	3,000,000
WELLS FARGO BANK NA		1.07%		04/19/17	6,000,000	6,001,336
		1.09%		04/24/17	500,000	500,140
WESTPAC BANKING CORP (NEW YORK BRANCH)		1.05%		04/20/17	10,000,000	9,999,991
						187,760,368
Other Instruments 1.4%
BANK OF AMERICA NA		1.15%		02/08/17	5,000,000	5,001,950
		1.14%		04/17/17	3,000,000	3,000,321
						8,002,271
Non-Financial Company Commercial Paper 6.2%
AMERICAN HONDA FINANCE CORPORATION		0.76%		02/07/17	9,000,000	8,994,628
CAISSE DES DEPOTS ET CONSIGNATIONS	b	0.75%		02/06/17	2,500,000	2,498,409
DANAHER CORPORATION	b	0.72%		01/03/17	1,000,000	999,946
EXXON MOBIL CORP		0.57%		01/09/17	15,000,000	14,997,808
GE CAPITAL TREASURY SERVICES (US) LLC	a	0.64%		01/03/17	2,000,000	1,999,865
	a	0.60%		01/06/17	1,000,000	999,880
GENERAL ELECTRIC CO		0.60%		01/04/17	2,000,000	1,999,829
TOYOTA MOTOR CREDIT CORP		1.02%		05/09/17	2,000,000	1,993,016
		1.26%		07/10/17	1,500,000	1,490,728
						35,974,109
12
Schwab Variable Share Price Money Fund  |  Annual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Non-Negotiable Time Deposits 5.2%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		0.61%		01/06/17	14,000,000	13,999,844
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		0.51%		01/03/17	8,000,000	7,999,927
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		0.67%		01/03/17	5,000,000	4,999,999
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		0.51%		01/03/17	3,000,000	2,999,973
						29,999,743
Total Fixed-Rate Obligations
(Cost $402,348,396)						402,430,979

Variable-Rate Obligations 10.3% of net assets
Asset-Backed Commercial Paper 0.9%
KELLS FUNDING LLC	a,b	1.11%	01/30/17	05/05/17	5,000,000	5,002,180
Financial Company Commercial Paper 0.2%
CANADIAN IMPERIAL BANK OF COMMERCE	b	1.21%	01/27/17	07/27/17	1,000,000	1,000,136
Certificates of Deposit 4.9%
BANK OF MONTREAL (CHICAGO BRANCH)		0.96%	01/03/17	06/01/17	1,000,000	1,000,145
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.22%	01/10/17	02/10/17	2,000,000	2,001,374
		0.96%	01/03/17	06/01/17	2,000,000	2,000,290
BANK OF NOVA SCOTIA (NEW YORK BRANCH)		1.25%	01/03/17	10/02/17	5,000,000	5,001,575
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.20%	01/09/17	07/07/17	1,000,000	1,000,791
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.27%	01/09/17	06/08/17	1,000,000	1,000,331
STATE STREET BANK AND TRUST COMPANY		1.31%		01/25/17	500,000	500,234
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.34%	01/19/17	06/19/17	2,000,000	2,000,932
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.17%	01/03/17	02/01/17	4,000,000	4,002,304
WELLS FARGO BANK NA		1.07%	01/09/17	05/09/17	10,000,000	10,002,470
						28,510,446
Variable Rate Demand Notes 4.3%
CALIFORNIA HEALTH FACILITIES FINANCING AUTH
RB (KAISER PERMANENTE) SERIES 2006C		0.69%		01/06/17	1,000,000	1,000,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
RB (KAISER PERMANENTE) SERIES 2002B		0.69%		01/06/17	10,000,000	10,000,000
RB SERIES 2008B		0.69%		01/06/17	2,000,000	2,000,000
HOWARD UNIVERSITY
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)		0.83%		01/06/17	1,000,000	1,000,000
ILLINOIS FINANCE AUTH
RB (LITTLE COMPANY OF MARY HOSPITAL & HEALTH CARE CENTERS) SERIES 2008A (LOC: BARCLAYS BANK PLC)		0.75%		01/06/17	1,780,000	1,780,000
13
Schwab Variable Share Price Money Fund  |  Annual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NEW YORK CITY
GO BONDS FISCAL 2010 SERIES G4 (LIQ: BARCLAYS BANK PLC)		0.75%		01/06/17	2,000,000	2,000,000
NEW YORK STATE HFA
RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)		0.74%		01/06/17	1,000,000	1,000,000
NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 6 (LOC: CITIBANK NA)	b	0.86%		01/06/17	1,000,000	1,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 8 (LOC: BARCLAYS BANK PLC)	b	0.87%		01/06/17	1,000,000	1,000,000
PHILADELPHIA
GO REFUNDING BONDS SERIES 2009B (LOC: BARCLAYS BANK PLC)		0.74%		01/06/17	1,000,000	1,000,000
WESTERN ASSET INTERMEDIATE MUNI FUND
VARIABLE RATE DEMAND PREFERRED STOCK SERIES 1 (LOC: CITIBANK NA)	b	0.86%		01/06/17	1,000,000	1,000,000
WESTERN ASSET MANAGED MUNICIPALS FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	0.86%		01/06/17	1,000,000	1,000,000
WESTERN ASSET MUNICIPAL PARTNERS FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	0.86%		01/06/17	1,000,000	1,000,000
						24,780,000
Total Variable-Rate Obligations
(Cost $59,279,406)						59,292,762
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 21.4% of net assets
U.S. Government Agency Repurchase Agreements* 19.3%
BANK OF NOVA SCOTIA
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Government Agency Securities valued at $53,248,048, 3.50% - 4.00%, due 04/01/26 - 12/01/46)		0.50%		01/03/17	51,697,134	51,694,262
DEUTSCHE BANK SECURITIES INC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Government Agency Securities valued at $2,060,251, 1.00%, due 03/08/17)		0.51%		01/03/17	2,000,113	2,000,000
WELLS FARGO SECURITIES LLC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Government Agency Securities valued at $60,323,351, 3.00% - 5.00%, due 02/01/18 - 01/01/47)		0.50%		01/03/17	58,003,222	58,000,000
						111,694,262
14
Schwab Variable Share Price Money Fund  |  Annual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Other Repurchase Agreements** 2.1%
BNP PARIBAS SA
Issued 12/28/16, repurchase date 01/04/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,600,734, 4.44%, due 03/25/29)		0.82%		01/04/17	4,000,638	4,000,025
WELLS FARGO SECURITIES LLC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,104, 3.15%, due 07/25/44)		0.81%		01/03/17	1,000,090	1,000,004
Issued 12/27/16, repurchase date 01/03/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,184, 5.04% - 5.74%, due 12/18/31 - 03/18/32)		0.82%		01/03/17	1,000,159	1,000,004
Issued 12/28/16, repurchase date 01/04/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,184, 3.06% - 3.15%, due 05/21/36 - 07/25/44)		0.82%		01/04/17	1,000,159	1,000,004
Issued 12/29/16, repurchase date 01/05/17 (Collateralized by commons stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,750,917, 2.91%, due 10/26/35)		0.82%		01/05/17	5,000,797	5,000,043
						12,000,080
Total Repurchase Agreements
(Cost $123,694,262)						123,694,342

End of Investments.

At 12/31/16, the tax basis cost of the fund's investments was $585,322,064 and the unrealized appreciation and depreciation were $96,019 and ($0), respectively, with a net unrealized appreciation of $96,019.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $137,281,237 or 23.7% of net assets.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

15
Schwab Variable Share Price Money Fund  |  Annual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of December 31, 2016 (continued)

ABS —	Asset-backed securities
AUTH —	Authority
BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
ETF —	Exchange-traded fund
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district

At December 31, 2016, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2016. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
16
Schwab Variable Share Price Money Fund  |  Annual Report
See financial notes

Schwab Variable Share Price Money Fund
Statement of Assets and Liabilities

As of December 31, 2016
Assets
Investments, at value (cost $461,627,802)		$461,723,741
Repurchase agreements, at value (cost $123,694,262)	+	123,694,342
Total investments, at value (cost $585,322,064)		585,418,083
Receivables:
Interest		438,395
Receivable from investment adviser		15,176
Prepaid expenses	+	1,243
Total assets		585,872,897
Liabilities
Payables:
Independent trustees' fees		6,838
Fund shares redeemed		7,700,000
Distributions to shareholders		47,239
Accrued expenses	+	40,295
Total liabilities		7,794,372
Net Assets
Total assets		585,872,897
Total liabilities	–	7,794,372
Net assets		$578,078,525
Net Assets by Source
Capital received from investors		577,982,506
Net unrealized capital appreciation		96,019

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Ultra Shares	$578,078,525		577,888,370		$1.0003

17
Schwab Variable Share Price Money Fund  |  Annual Report
See financial notes

Schwab Variable Share Price Money Fund
Statement of Operations

For the period February 25, 2016* through December 31, 2016
Investment Income
Interest		$1,546,298
Expenses
Investment adviser and administrator fees		773,032
Shareholder service fees:
Ultra Shares		44,173
Portfolio accounting fees		57,609
Independent trustees' fees		30,605
Custodian fees		29,951
Professional fees		22,695
Shareholder reports		5,194
Transfer agent fees		4,950
Registration fees		322
Other expenses	+	5,122
Total expenses		973,653
Expense reduction by CSIM and its affiliates	–	509,834
Net expenses	–	463,819
Net investment income		1,082,479
Realized and Unrealized Gains (Losses)
Net realized gains on investments		2,505
Net change in unrealized appreciation (depreciation) on investments	+	96,019
Net realized and unrealized gains		98,524
Increase in net assets resulting from operations		$1,181,003
*	Commencement of operations.
18
Schwab Variable Share Price Money Fund  |  Annual Report
See financial notes

Schwab Variable Share Price Money Fund
Statement of Changes in Net Assets

For the current period only. Because the fund commenced operations on February 25, 2016, it has no prior report period.
Operations
		2/25/16*-12/31/16
Net investment income		$1,082,479
Net realized gains		2,505
Net change in unrealized appreciation	+	96,019
Increase in net assets from operations		1,181,003
Distributions to shareholders
Distribution from net investment income
Ultra Shares		(1,082,479)
Distributions from net realized gains
Ultra Shares	+	(2,236)
Total Distributions		(1,084,715)

Transactions in Fund Shares
		2/25/16*-12/31/16
		SHARES	VALUE
Shares Sold
Ultra Shares		745,036,041	$745,176,315
Shares Reinvested
Ultra Shares		963,153	963,415
Shares Redeemed
Ultra Shares	+	(168,110,824)	(168,157,493)
Net transactions in fund shares		577,888,370	$577,982,237
Shares Outstanding and Net Assets
		2/25/16*-12/31/16
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	577,888,370	578,078,525
End of period		577,888,370	$578,078,525
*	Commencement of operations.
19
Schwab Variable Share Price Money Fund  |  Annual Report
See financial notes

Schwab Variable Share Price Money Fund
Financial Notes

1. Business Structure of the Fund:
Schwab Variable Share Price Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Money Market Fund™	Schwab Variable Share Price Money Fund
Schwab Government Money Fund™	Schwab Retirement Government Money Fund™
Schwab U.S. Treasury Money Fund™	Schwab Municipal Money Fund™
Schwab Treasury Obligations Money Fund™	Schwab AMT Tax-Free Money Fund™
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund™
Schwab Advisor Cash Reserves®	Schwab New York Municipal Money Fund™
Schwab Cash Reserves™	Schwab New Jersey Municipal Money Fund™
Schwab Retirement Advantage Money Fund®	Schwab Pennsylvania Municipal Money Fund™
Schwab Investor Money Fund®	Schwab Massachusetts Municipal Money Fund™
Schwab Variable Share Price Money Fund currently offers one class of shares, Ultra Shares. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund commenced operations on February 25, 2016.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or
20
Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund's investments as of December 31, 2016 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund's repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund's custodian (or, with multi-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2016, the fund had investments in repurchase agreements with a gross value of $123,694,342 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
21
Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investment Risk. You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its
22
Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
Financial Notes (continued)

3. Risk Factors (continued):
money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the fund's investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund's portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund's share price or yield to fall.
Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for the purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. Although the fund may invest only in U.S. dollar-denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
23
Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
Financial Notes (continued)

3. Risk Factors (continued):
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could cause the fund to be unable to pay redemption proceeds within a short period of time.
Variable NAV Risk. The fund does not maintain a stable NAV per share. The value of the fund's shares will be calculated to four decimal places and will fluctuate with changes in the values of the fund's portfolio securities. You could lose money by investing in the fund.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended December 31, 2016, the aggregate advisory fee paid to CSIM by the fund was 0.35%, as a percentage of the fund's average daily net assets.
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. The Plan also enables the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the fund.
CSIM has agreed to pay all offering costs and will not recoup the costs from the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee of up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab's written agreement with the fund). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider's actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Shareholder Servicing Fee
Ultra Shares	0.02%
24
Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the Schwab Variable Share Price Money Fund — Ultra Shares which may only be amended or terminated with the approval of the Board, to limit the total annual class operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.21% through April 29, 2018.
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. There were no voluntary waivers or reimbursements to the fund during the period ending December 31, 2016.
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentage of shares of the fund that are owned by other Schwab funds as of December 31, 2016:
Underlying Fund
Schwab MarketTrack Balanced Portfolio	2.4%
Schwab MarketTrack Conservative Portfolio	1.0%
Schwab MarketTrack Growth Portfolio	4.0%
Schwab MarketTrack Growth Portfolio II	0.1%
Schwab Target 2010 Fund	0.4%
Schwab Target 2015 Fund	0.7%
Schwab Target 2020 Fund	1.9%
Schwab Target 2025 Fund	1.0%
Schwab Target 2030 Fund	1.0%
Schwab Target 2035 Fund	0.3%
Schwab Target 2040 Fund	0.2%
Schwab VIT Balanced Portfolio	1.3%
Schwab VIT Balanced with Growth Portfolio	0.7%
Schwab VIT Growth Portfolio	0.5%
Certain accounts or CSIM affiliates may from time to time own (beneficially or of record) or control a significant percentage of a fund’s shares. Redemptions by these shareholders of their holdings in a fund may impact the fund’s liquidity and NAV. These redemptions may also force the fund to sell securities, which may negatively impact the fund’s brokerage costs. Please refer to note 3 for more information on redemption risk. As of December 31, 2016, one shareholder of the fund owned 28% of the fund’s outstanding shares.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
25
Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
Financial Notes (continued)

6. Borrowing from Banks:
Effective June 10, 2016, the fund became a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), which matured on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. On October 6, 2016, the Credit Facility was amended to run for a new 364 day period with an increased line of $555 million and a commitment fee of 0.15% per annum. There were no borrowings from the line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of December 31, 2016, the components of distributable earnings on a tax-basis were as follows:
Unrealized appreciation on investments	$96,019
Unrealized depreciation on investments	—
Net unrealized appreciation (depreciation)	$96,019
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2016, the fund had no capital loss carryforwards.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2016, the fund had no capital losses deferred and no capital loss carryforwards utilized.
The tax-basis components of distributions paid during the current fiscal year were as follows:
Current period distributions
Ordinary income	$1,084,715
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2016, the fund made the following reclassifications:
Capital shares	$269
Net realized capital gains and losses	(269)
As of December 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the fund did not incur any interest or penalties.

8. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the fund's financial statements and related disclosures.
26
Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
Financial Notes (continued)

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
27
Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Variable Share Price Money Fund
In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Variable Share Price Money Fund (one of the funds constituting The Charles Schwab Family of Funds, hereafter referred to as the “Fund”) at December 31, 2016, the results of its operations, the changes in its net assets and the financial highlights for the period February 25, 2016 (commencement of operations) through December 31, 2016, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2016 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2017
28
Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 110 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund's Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	110	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	110	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	110	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	110	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
29
Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	110	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	110	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	110	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	110	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	110	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

30
Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	110	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	110	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer (May 2007 – present), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 - Feb. 2016), Schwab Holdings, Inc.	110	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
31
Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
32
Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquid assets  Daily liquid assets  include (i) cash, (ii) direct obligations of the U.S. Government; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day. Weekly liquid assets  include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
A taxable money market fund may not acquire any security other than a “daily liquid asset” unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets and no money market fund may acquire any security other than a “weekly liquid asset” unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

33
Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov immediately upon filing.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

34
Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•   APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•   TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•   when we use other companies to provide services for us, such as printing and mailing your account statements;
•   when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2016 Schwab Funds. All rights reserved.

35
Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
Our straightforward approach sets us apart.

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus, or if available, the summary prospectus. Please call 1-877-824-5615 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2017 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

This page is intentionally left blank.

MFR95515-00
00189442

Item 2: Code of Ethics.

(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kiran M. Patel, Robert W. Burns and Kimberly S. Patmore, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Mr. Patel, Mr. Burns and Ms. Patmore as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees		(b)Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Fiscal Year 2016	Fiscal Year 2015	Fiscal Year 2016	Fiscal Year 2015	Fiscal Year 2016	Fiscal Year 2015	Fiscal Year 2016	Fiscal Year 2015
$641,537	$599,959	$0	$0	$43,434	$38,608	$0	$5,405

[1]	The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
[2]	The nature of the services includes tax compliance, tax advice and tax planning.
[3]	The nature of the services include agreed upon procedures relating to Charles Schwab Investment Management., Inc.’s, (“CSIM”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

(e)	(1)	Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

	(2)	There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2016: $43,434	2015: $44,013

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a) (1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Charles Schwab Family of Funds

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: 02/13/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: 02/13/2017

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date: 02/13/2017